N-4		12 Months Ended
	Apr. 14, 2026 USD ($) yr	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Prospectus:
Document Type	N-4
Entity Registrant Name	LINCOLN NATIONAL LIFE INSURANCE CO /IN/
Entity Central Index Key	0000726865
Entity Investment Company Type	N-4
Document Period End Date	Apr. 14, 2026
Amendment Flag	false
Level Advantage 2 Income B Share
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Credits are Based in Part on Index Performance [Text Block]	The Crediting Method you select determines the Performance Rate for an Indexed Segment. Any applicable Crediting Method may limit the positive Index return used in calculating interest on the End Date of an Indexed Segment. Each Indexed Account will have either: i)a specified Performance Cap, which is the highest Performance Rate that we will credit. For example, if the Index return is 12%, and the Performance Cap is 4%, we will credit 4% in interest on the End Date of the Indexed Segment, meaning your Segment Ending Value will increase by 4%; ii)a Participation Rate, which is a specified percentage of positive Index performance. For example, if the Index return is 20%, and the Participation Rate is 90%, we will credit 18% in interest on the End Date of the Indexed Segment, meaning your Segment Ending Value will increase by 18%; iii)a Performance Trigger Rate that provides a specified rate of return if the Index performance is zero or positive. For example, if the Index return is 12%, and the Performance Trigger Rate is 4%, we will credit 4% in interest on the End Date of the Indexed Segment, meaning your Segment Ending Value will increase by 4%. Alternatively, if the Index return is 1%, and the Performance Trigger Rate is 4%, we will credit 4% in interest on the End Date of the Indexed Segment, meaning your Segment Ending Value will increase by 4%; iv)a Dual Performance Trigger Rate, which will either provide a specific rate of return if the Index performance is positive, zero or negative within the Protection Level or be added to the Index performance and the Protection Level if the Index performance is negative and beyond the Protection Level. For example, if the Index return is 12%, and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest on the End Date of the Indexed Segment, meaning your Segment Ending Value will increase by 8%; if the Index return is 2% and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest on the End Date of the Indexed Segment, meaning your Segment Ending Value will increase by 8%; or v)a Dual Rate, which will either provide a minimum rate of return if the Index performance is between zero and the Dual Rate, or will be added to the Index performance if the Index performance is negative. An Index Account with a Dual Rate will also have a Performance Cap, which is the highest Performance Rate that we will credit if the Index performance exceeds the Dual Rate. For example, if the Index return is 60%, and the Performance Cap is 50%, we will credit 50% in interest on the End Date of the Indexed Segment, meaning your Segment Ending Value will increase by 50%; if the Index return is 4% and the Performance Cap is 50% and the Dual Rate is 15%, we will credit 15% in interest on the End Date of the Indexed Segment, meaning your Segment Ending Value will increase by 15%.In addition, the Reset Rate may limit a positive Index return if you choose to lock the Interim Value of an Indexed Segment under Secure Lock+®. We will reset the Indexed Segment Performance Cap rate, Participation Rate, Performance Trigger Rate, or Dual Performance Trigger Rate for the remainder of the Indexed Term following the lock, and these Reset Rates may be lower than the original rates. For example, if the Performance Cap is 4% and you choose to lock in the Interim Value, then on the next Monthly Anniversary date, we could reset the Performance Cap for the remaining Indexed Term to 2%. If the Index return at the end of the Indexed Term is 12%, we will credit 2% in interest on the End Date of the Indexed Segment. We guarantee a minimum declared crediting rate for each Indexed Account. We will not offer a 1-Year Indexed Account with a Performance Cap, Performance Trigger Rate, or Dual Performance Trigger Rate below 1.00% (except in the case of the 100% Protection Level, which has a minimum Performance Cap of 0.10%) or a 6-Year Annual Lock Indexed Account with a Performance Cap below 1.00%. We will not offer a 6-Year Performance Cap or Dual Plus Indexed Account with a Performance Cap below 10.00%. We will not offer a 3-Year or 6-Year Participation Rate Indexed Account with a Participation Rate below 15.00%. If you choose to lock the Interim Value of an Indexed Segment under Secure Lock+®, we will reset the Performance Cap, the Participation Rate, Performance Trigger Rate, or Dual Performance Trigger Rate for that Indexed Segment, and that Reset Rate may be lower than these stated minimums. We will not offer a Reset Rate under Secure Lock+® less than 0.10%.
Index-Linked Option Overview, Investor Could Lose Money if Index Declines [Text Block]	You could lose a significant portion of your investment if the Index declines in value.
Index-Linked Option Overview, Guaranteed Minimum Limit on Index Losses [Text Block]	We guarantee a minimum declared crediting rate for each Indexed Account. We will not offer a 1-Year Indexed Account with a Performance Cap, Performance Trigger Rate, or Dual Performance Trigger Rate below 1.00% (except in the case of the 100% Protection Level, which has a minimum Performance Cap of 0.10%) or a 6-Year Annual Lock Indexed Account with a Performance Cap below 1.00%. We will not offer a 6-Year Performance Cap or Dual Plus Indexed Account with a Performance Cap below 10.00%. We will not offer a 3-Year or 6-Year Participation Rate Indexed Account with a Participation Rate below 15.00%. If you choose to lock the Interim Value of an Indexed Segment under Secure Lock+®, we will reset the Performance Cap, the Participation Rate, Performance Trigger Rate, or Dual Performance Trigger Rate for that Indexed Segment, and that Reset Rate may be lower than these stated minimums. We will not offer a Reset Rate under Secure Lock+® less than 0.10%.
Index-Linked Option Overview, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	We will always make at least one Indexed Account available under this Contract, but we do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses.
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
FEES, EXPENSES, AND ADJUSTMENTS	Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes:
A surrender charge may apply to a surrender or withdrawal of a Purchase Payment prior to the 6th anniversary since the Purchase Payment was invested, up to 7% of the amount withdrawn, declining to 0% over that time period. For example, if you make a withdrawal of $100,000 during the first year after your Purchase Payment, you could be assessed a charge of up to $7,000 on the Purchase Payment withdrawn. A surrender charge will not apply if your surrender or withdrawal is made after the 6th anniversary since a Purchase Payment was invested. This loss will be greater if there is a negative
Contract Adjustment based on Interim Values, taxes or tax penalties.
If you remove Contract Value prior to the End Date of an Indexed Term, we will apply a
Contract Adjustment based on Interim Value, which could be negative, and you could lose up to 100% of your investment due to the Contract Adjustment. For example, if you allocate $100,000 to an Indexed Account and later withdraw the entire amount before the Indexed Term has ended, you could lose up to $100,000 of your investment. This loss will be greater (but never more than 100%) if you also have to pay a surrender charge, taxes, and tax penalties. Contract Adjustments are applied to withdrawals, surrenders, reallocations, annuitizations and Death Benefit payments prior to the End
Date of an Indexed Term and when Secure Lock+® is exercised.
●Fee Tables ●Charges and Adjustments – Surrender Charge ●Charges and Adjustments – Contract Adjustments
Are There Transaction Charges?	No: The Contract does not impose any transaction charges other than surrender charges.	●Fee Tables ●Charges and Adjustments
Are There Ongoing Fees and Expenses?
Yes:
There is an implicit ongoing fee on Indexed Accounts to the extent that your participation in Index gains is limited by the Company through the use of a
Performance Cap, Participation Rate, Performance Trigger Rate, Dual Performance
Trigger Rate, or Reset Rate.This means that your returns may be lower than the
Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses. These implicit ongoing fees are not reflected in the tables below.
The tables below describe the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees and expenses you will pay each year based on the options you have elected.
●Fee Tables ●Charges and Adjustments – Surrender Charge ●Rate Sheet (prospectus supplement)
	Annual Fee	Minimum	Maximum
	Base Contract	N/A	N/A
	Investment options (fund fees and expenses)	N/A	N/A
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	1.00%[1]	2.75%[1]
1 As a percentage of Contract Value on each Contract Anniversary Date.

Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add negative Contract Adjustments and surrender charges that substantially increase costs.

Lowest Annual Cost: $1,360	Highest Annual Cost: $3,510
Assumes:	Assumes:
●Investment of $100,000 ●5% annual appreciation ●Least expensive combination of optional benefits ●No surrender charges ●No additional Purchase Payments, transfers, or withdrawals	●Investment of $100,000 ●5% annual appreciation ●Most expensive combination of optional benefits ●No surrender charges ●No additional Purchase Payments, transfers, or withdrawals

Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early Withdrawals?
Yes:
A surrender charge may apply to a surrender or withdrawal of a Purchase Payment prior to the 6th anniversary since the Purchase Payment was invested, up to 7% of the amount withdrawn, declining to 0% over that time period. For example, if you make a withdrawal of $100,000 during the first year after your Purchase Payment, you could be assessed a charge of up to $7,000 on the Purchase Payment withdrawn. A surrender charge will not apply if your surrender or withdrawal is made after the 6th anniversary since a Purchase Payment was invested. This loss will be greater if there is a negative
Contract Adjustment based on Interim Values, taxes or tax penalties.
If you remove Contract Value prior to the End Date of an Indexed Term, we will apply a
Contract Adjustment based on Interim Value, which could be negative, and you could lose up to 100% of your investment due to the Contract Adjustment. For example, if you allocate $100,000 to an Indexed Account and later withdraw the entire amount before the Indexed Term has ended, you could lose up to $100,000 of your investment. This loss will be greater (but never more than 100%) if you also have to pay a surrender charge, taxes, and tax penalties. Contract Adjustments are applied to withdrawals, surrenders, reallocations, annuitizations and Death Benefit payments prior to the End
Date of an Indexed Term and when Secure Lock+® is exercised.
●Fee Tables ●Charges and Adjustments – Surrender Charge ●Charges and Adjustments – Contract Adjustments

Surrender Charge Phaseout Period, Years | yr	6
Surrender Charge (of Purchase Payments) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 7,000
Transaction Charges [Text Block]
Are There Transaction Charges?	No: The Contract does not impose any transaction charges other than surrender charges.	●Fee Tables ●Charges and Adjustments

Key Information, Transactions Subject to Contract Adjustment [Text Block]	No:The Contract does not impose any transaction charges other than surrender charges.
Ongoing Fees and Expenses [Table Text Block]	Fees, Expenses, and Adjustments
Annual Fee	Minimum	Maximum
Base Contract	N/A	N/A
Investment options (fund fees and expenses)	N/A	N/A
Optional benefits available for an additional charge (for a single optional benefit, if elected)	1.00%[1]	2.75%[1]
1 As a percentage of Contract Value on each Contract Date Anniversary.
Lowest Annual Cost: $1,360	Highest Annual Cost: $3,510
Assumes:	Assumes:
●Investment of $100,000 ●5% annual appreciation ●Least expensive combination of optional benefits ●No surrender charges ●No additional Purchase Payments, transfers, or withdrawals	●Investment of $100,000 ●5% annual appreciation ●Most expensive combination of optional benefits ●No surrender charges ●No additional Purchase Payments, transfers, or withdrawals
Are There Ongoing Fees and Expenses?
Yes:
There is an implicit ongoing fee on Indexed Accounts to the extent that your participation in Index gains is limited by the Company through the use of a
Performance Cap, Participation Rate, Performance Trigger Rate, Dual Performance
Trigger Rate, or Reset Rate.This means that your returns may be lower than the
Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses. These implicit ongoing fees are not reflected in the tables below.
The tables below describe the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees and expenses you will pay each year based on the options you have elected.
●Fee Tables ●Charges and Adjustments – Surrender Charge ●Rate Sheet (prospectus supplement)
	Annual Fee	Minimum	Maximum
	Base Contract	N/A	N/A
	Investment options (fund fees and expenses)	N/A	N/A
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	1.00%[1]	2.75%[1]
1 As a percentage of Contract Value on each Contract Anniversary Date.

Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add negative Contract Adjustments and surrender charges that substantially increase costs.

Lowest Annual Cost: $1,360	Highest Annual Cost: $3,510
Assumes:	Assumes:
●Investment of $100,000 ●5% annual appreciation ●Least expensive combination of optional benefits ●No surrender charges ●No additional Purchase Payments, transfers, or withdrawals	●Investment of $100,000 ●5% annual appreciation ●Most expensive combination of optional benefits ●No surrender charges ●No additional Purchase Payments, transfers, or withdrawals

Optional Benefits Minimum [Percent]	1.00%
Optional Benefits Maximum [Percent]	2.75%
Optional Benefits Footnotes [Text Block]	As a percentage of Contract Value on each Contract Date Anniversary.[1] As a percentage of Contract Value on each Contract Anniversary Date.
Index-Linked Option, Implicit Ongoing Fees [Text Block]	There is an implicit ongoing fee on Indexed Accounts to the extent that your participation in Index gains is limited by the Company through the use of a Performance Cap, Participation Rate, Performance Trigger Rate, Dual Performance Trigger Rate, or Reset Rate.This means that your returns may be lower than the Index’s returns.In return for accepting this limit on Index gains, you will receive some protection from Index losses.These implicit ongoing fees are not reflected in the tables below.
Index-Linked Option, Implicit Ongoing Fees Return may be Lower than the Index Return [Text Block]	This means that your returns may be lower than the Index’s returns.
Index-Linked Option, Implicit Ongoing Fees Provide Some Protection from Index Losses [Text Block]	In return for accepting this limit on Index gains, you will receive some protection from Index losses.
Index-Linked Option, Implicit Ongoing Fees Not Reflected [Text Block]	These implicit ongoing fees are not reflected in the tables below.
Lowest and Highest Annual Cost [Table Text Block]

Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add negative Contract Adjustments and surrender charges that substantially increase costs.

Lowest Annual Cost: $1,360	Highest Annual Cost: $3,510
Assumes:	Assumes:
●Investment of $100,000 ●5% annual appreciation ●Least expensive combination of optional benefits ●No surrender charges ●No additional Purchase Payments, transfers, or withdrawals	●Investment of $100,000 ●5% annual appreciation ●Most expensive combination of optional benefits ●No surrender charges ●No additional Purchase Payments, transfers, or withdrawals

Lowest Annual Cost [Dollars]	$ 1,360
Highest Annual Cost [Dollars]	$ 3,510
Risks [Table Text Block]
	RISKS	Location in Prospectus
Is There a Risk of Loss From Poor Performance?
Yes:
●You can lose money by investing in the Contract. Your investment in the Indexed
Accounts is subject to all losses in excess of the Protection Method you choose including any loss experienced from a negative Index performance. Under extreme circumstances, you could lose up to 90% of your investment in an Indexed Account with a 10% Protection Level or 10% Dual Rate, up to 85% of your investment in an
Indexed Account with a 15% Protection Level or 15% Dual Rate, up to 80% of your investment in an Indexed Account with a 20% Protection Level, up to 75% of your investment in an Indexed Account with a 25% Protection Level, and up to 70% of your investment in an Indexed Account with a 30% Protection Level. We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses, which would mean risk of loss of the entire amount invested.
●An Interim Value is calculated if an early withdrawal is taken prior to the end of an
Indexed Term. The Interim Value formula may result in a loss even if the Index Value at the time of the withdrawal is higher than the Index Value at the beginning of the
Indexed Term.
●Principal Risks of Investing in the Contract
Is This a Short- Term Investment?
No:
●This Contract is not designed for short-term investing and is not appropriate for the investor who needs ready access to cash.
●Indexed interest will only be credited to an Indexed Account at the end of an Indexed
Term. No interest will be credited to funds withdrawn, reallocated, or surrendered before the end of an Indexed Term.
●Withdrawals or reallocations taken prior to the end of an Indexed Term may result in a negative Contract Adjustment based on the Interim Value and loss of positive Index performance. The Interim Value formula may result in a loss even if the Index Value at the time of the withdrawal is higher than the Index Value at the beginning of the
Indexed Term.
●A surrender or withdrawal may result in surrender charges. Any surrender charge will reduce the Contract Value or the amount of money that you actually receive.
●Surrenders and withdrawals are subject to ordinary income tax and may be subject to tax penalties.
●At the end of an Indexed Term, you may reallocate the Indexed Segment Ending
Value to any available Indexed Account as long as the reallocation request is received on or before the Indexed Anniversary Date. If we do not hear from you by the end of the Indexed Term, we will reallocate your Segment Ending Value into a new Indexed
Segment with the same Crediting Method, Indexed Term, Index and Protection
Method if available. A new rate will apply based on the Indexed Segment you select, subject to the guaranteed minimum rates. If the same type of Indexed Segment is not available, your Segment Ending Value will be moved to the 1-Year S&P 500® Price
Return Index with Performance Cap and 100% Protection Level and will not be eligible for reallocation into another Indexed Account until the next Indexed
Anniversary Date.
●Principal Risks of Investing in the Contract ●Surrenders and Withdrawals ●Fee Tables ●Charges and Adjustments
What are the Risks Associated With the Investment Options?
●An investment in this Contract is subject to the risk of poor investment performance of the Indexed Accounts you choose. Performance can vary depending on the performance of the Indexes linked to the Indexed Accounts.
●Each Indexed Account has its own unique risks and you should review the available
Indexed Accounts before making an investment decision.
●The Crediting Method you select may limit positive (upside) Index returns. This may result in you earning less than the Index return. For example:
●If the Indexed Account has a Performance Cap, and the Index return is 12% and the Performance Cap is 10%, we will credit 10% in interest at the end of the
Indexed Term.
●If the Indexed Account has a Participation Rate, and the Index return is 12%, and the Participation Rate is 90%, we will credit 10.8% in interest at the end of the
Indexed Term.
●If the Indexed Account has a Performance Trigger Rate, and the Index return is
12% and the Performance Trigger Rate is 10%, we will credit 10% in interest at the end of the Indexed Term.
●If the Indexed Account has a Dual Performance Trigger Rate, and the Index return is 12% and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest at the end of the Indexed Term.
●If the Indexed Account has a Dual Rate and Performance Cap, and the Index return is 60% and the Performance Cap is 50%, we will credit 50% in interest at the end of the Indexed Term.
●A Reset Rate may limit positive Index return if you choose to lock the Interim Value of an Indexed Segment under Secure Lock+®. For example, if the Index return is
12%, and the Reset Rate is a 2% Performance Cap, we will credit 2% in interest at the end of the Indexed Term.
●While an Indexed Account with Dual Performance Rate or Dual Rate may provide for a positive Performance Rate even in the event of negative Index performance, there is no guarantee of investment gain. Negative Index performance may result in significant loss.
●The Protection Level will limit negative (downside) Index returns. For example, if the
Index return is -25% and the Protection Level is 10%, we will deduct 15% (the amount that exceeds the Protection Level) at the end of the Indexed Term.
●The Dual Rate will limit negative (downside) Index returns. For example, if the Index return is -25% and the Dual Rate is 15%, we will deduct 10% at the end of the
Indexed Term.
●Each Index is a “price return Index”, not a “total return Index”, and does not, therefore, reflect dividends paid on the underlying securities. This will cause the
Index to underperform a direct investment in the securities composing the Index.
●The providers of ETFs that serve as Indexes for certain Indexed Accounts deduct fees and costs when calculating performance.
●These factors may result in you earning less than the Index return.
●Principal Risks of Investing in the Contract ●Appendix A – Investment Options Available Under The Contract
What are the Risks Related to the Insurance Company?
●An investment in the Contract is subject to the risks related to Lincoln Life. Any obligations, guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln Life, including our financial strength ratings, is available upon request by calling 1-877-737-6872 or visiting
www.LincolnFinancial.com.
●Each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index.
●Principal Risks of Investing in the Contract

Index-Linked Option Key Information, No Guaranteed Limit on Index Losses May Lose Entire Investment, Risk [Text Block]	You can lose money by investing in the Contract. Your investment in the Indexed Accounts is subject to all losses in excess of the Protection Method you choose including any loss experienced from a negative Index performance. Under extreme circumstances, you could lose up to 90% of your investment in an Indexed Account with a 10% Protection Level or 10% Dual Rate, up to 85% of your investment in an Indexed Account with a 15% Protection Level or 15% Dual Rate, up to 80% of your investment in an Indexed Account with a 20% Protection Level, up to 75% of your investment in an Indexed Account with a 25% Protection Level, and up to 70% of your investment in an Indexed Account with a 30% Protection Level. We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses, which would mean risk of loss of the entire amount invested.●An Interim Value is calculated if an early withdrawal is taken prior to the end of an Indexed Term. The Interim Value formula may result in a loss even if the Index Value at the time of the withdrawal is higher than the Index Value at the beginning of the Indexed Term.
Key Information, Contract Adjustment Risk [Text Block]	Surrenders and withdrawals are subject to ordinary income tax and may be subject to tax penalties.●At the end of an Indexed Term, you may reallocate the Indexed Segment Ending Value to any available Indexed Account as long as the reallocation request is received on or before the Indexed Anniversary Date. If we do not hear from you by the end of the Indexed Term, we will reallocate your Segment Ending Value into a new Indexed Segment with the same Crediting Method, Indexed Term, Index and Protection Method if available. A new rate will apply based on the Indexed Segment you select, subject to the guaranteed minimum rates. If the same type of Indexed Segment is not available, your Segment Ending Value will be moved to the 1-Year S&P 500® Price Return Index with Performance Cap and 100% Protection Level and will not be eligible for reallocation into another Indexed Account until the next Indexed Anniversary Date.
Key Information, Reallocation Risk [Text Block]	Indexed interest will only be credited to an Indexed Account at the end of an Indexed Term. No interest will be credited to funds withdrawn, reallocated, or surrendered before the end of an Indexed Term.●Withdrawals or reallocations taken prior to the end of an Indexed Term may result in a negative Contract Adjustment based on the Interim Value and loss of positive Index performance. The Interim Value formula may result in a loss even if the Index Value at the time of the withdrawal is higher than the Index Value at the beginning of the Indexed Term.
Key Information, Default Reallocation Risk [Text Block]	If we do not hear from you by the end of the Indexed Term, we will reallocate your Segment Ending Value into a new Indexed Segment with the same Crediting Method, Indexed Term, Index and Protection Method if available.
Index-Linked Option Key Information, Limits Positive Index Returns, Risk [Text Block]	An investment in this Contract is subject to the risk of poor investment performance of the Indexed Accounts you choose. Performance can vary depending on the performance of the Indexes linked to the Indexed Accounts.●Each Indexed Account has its own unique risks and you should review the available Indexed Accounts before making an investment decision.
Index-Linked Option Key Information, Example of Limiting the Negative Return Risk [Text Block]	The Protection Level will limit negative (downside) Index returns. For example, if the Index return is -25% and the Protection Level is 10%, we will deduct 15% (the amount that exceeds the Protection Level) at the end of the Indexed Term.
Index-Linked Option Key Information, Price Return Index, Risk [Text Block]	Each Index is a “price return Index”, not a “total return Index”, and does not, therefore, reflect dividends paid on the underlying securities. This will cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Key Information, Price Return Index Underperforms Direct Investments, Risk [Text Block]	These factors may result in you earning less than the Index return.
Investment Restrictions [Text Block]	Yes:●You cannot reallocate from an Indexed Account to another Indexed Account except on an Indexed Anniversary. If you reallocate from an Indexed Account on an Indexed Anniversary Date that is not the End Date of the Indexed Term, any such reallocation will be based on the Interim Value of the Indexed Account (or the value locked-in through previous exercise of Secure Lock+®).●All Indexed Segments must begin on the Indexed Anniversary Date. All future Indexed Terms must begin on the same Indexed Anniversary Date. This means that after the initial Indexed Segment is created you can only make reallocations of Contract Value to the Indexed Accounts one time a year. If you have more than one 3-Year or 6-Year Term Indexed Segment in effect at any time, Indexed Terms of the same Indexed Term length must have the same Start Date.●We determine and provide the available Indexed Accounts and applicable rates for the Crediting Methods of each Indexed Segment at least 5 business days in advance of the Indexed Anniversary Date. We may not offer new Indexed Segments for the Indexed Accounts or we may change the features of an Indexed Account from one Indexed Term to the next, including the Index and the current limits on Index gains and losses (subject to any minimum guarantees). Therefore, an Indexed Account may not be available for you to reallocate your Contract Value on an Indexed Anniversary Date.●We have the right to substitute an alternative Index prior to the End Date of an Indexed Term if an Index is discontinued; we are engaged in a contractual dispute with the Index provider; we determine that our use of an Index should be discontinued because, for example, changes to the Index make it impractical or expensive to purchase securities or derivatives to hedge the Index; there is a substantial change in the calculation of an Index, resulting in significantly different values and performance; or for a legal reason we cannot offer the Index. If we substitute an Index for an existing Indexed Segment, we will not change the Crediting Method or Protection Method for the Indexed Term. We will attempt to choose a new Index that has a similar investment objective and risk profile to the existing Index.●The availability of Indexed Accounts may vary depending on the broker-dealer through which the Contract is sold.
Key Information, Benefit Restrictions [Text Block]	Yes:●Benefits availability may vary by state of issue or selling broker-dealer. All variations, if material, will be disclosed in the prospectus.●Excess Withdrawals may reduce the value of a benefit by an amount greater than the value withdrawn or result in termination of the benefit.●We may modify or stop offering an optional benefit that is currently available to new Contractowners at any time.
Tax Implications [Text Block]	●Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.●If you purchase the Contract through a tax-qualified plan or IRA, you do not get any additional tax benefit under the Contract.●Earnings on your Contract may be taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
Investment Professional Compensation [Text Block]	●Your registered representative may receive compensation for selling this Contract to you, both in the form of commissions and because we may share the revenue it earns with the professional’s firm. (Your investment professional may be your broker-dealer, investment adviser, insurance agent, or someone else.)●This potential conflict of interest may influence your investment professional to recommend this Contract over another investment.
Exchanges [Text Block]	If you already own a contract, some investment professionals may have a financial incentive to offer you a new contract in place of the one you currently own. You should only exchange your existing contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]	Fee TablesThe following tables describe the fees, expenses, and adjustments that you will pay when buying, owning, and surrendering or making withdrawals from an Indexed Account or from the Contract. Please refer to your Contract Specifications page for information about the specific fees you will pay each year based on the options you have elected. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from an Indexed Account. State premium taxes may also be deducted. TRANSACTION EXPENSES
Surrender charge (as a percentage of Purchase Payments surrendered/withdrawn)[1]	7.00%
[1]The surrender charge percentage is reduced over a 6-year period at the following rates: 7%, 7%, 6%, 5%, 4%, 3%. We may reduce or waive this charge in certain situations. See Charges and Adjustments – Surrender Charge.  The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Contract Value is removed from an Indexed Account or from the Contract before the expiration of an Indexed Term.   ADJUSTMENTS
Contract Adjustment (Interim Value) Maximum Potential Loss (as a percentage of Contract Value at the start of an Indexed Term)	100%
1If you make any withdrawals, surrender or terminate your Contract, reallocate Contract Value from an Index Segment, annuitize your Contract or upon payment of a Death Benefit from an Indexed Segment on any date prior to the Segment End Date, your Contract Value in the Indexed Segment will be its Interim Value. The Interim Value calculation is designed to represent the fair value of the Indexed Segment on each business day, taking into account the potential gain or loss of the applicable Index at the end of the Indexed Term, including the impacts of the Crediting Method or Protection Method you have chosen. The calculation is also designed to reflect the change in fair value due to economic factors, including, but not limited to, the impact of market rates, volatility, and correlation (if applicable) of the investment instruments supporting the Contract. The Interim Value is based on this calculation and not the actual value of any underlying investments or the current value of any Index. The maximum loss would occur if there is a total distribution for an Indexed Segment at a time when the Index Value has declined to zero or close to zero.  The next table describes the fees and expenses that you will pay each year during the time that you own the Contract. If you choose to purchase an optional benefit, you will pay additional charges, as shown below.   ANNUAL CONTRACT EXPENSES
Base Contract Expenses	N/A
Optional Benefit Expenses
Guarantee of Principal Death Benefit (as a percentage of Contract Value on each Contract Date Anniversary)
Current Annual Charge[1]
Age at Issue 76 and over	1.00%
Estate LockSM Death Benefit:[2,3]
Guaranteed Maximum Annual Charge	1.60%
Lincoln ProtectedPay® Select:[2,4]
Guaranteed Maximum Annual Charge (single/joint life)	2.75%
[1]This rider is included in the Contract for no additional charge for issue ages 45 – 75.[2]The current charge for new elections of this rider is disclosed in a Rate Sheet.[3]As an annualized percentage of the Purchase Payment, as adjusted for withdrawals, at the time of the charge. This charge is deducted from the Contract Value on an annual basis, with the first deduction occurring on the Valuation Date on or next following the rider effective date each Contract Year anniversary. The current death benefit charge will be less than or equal to the stated maximum annual charge rate and will be disclosed in a Rate Sheet prospectus supplement. See the Charges and Adjustments section for a discussion of how the charge is calculated.[4]This rider is included in your Contract for an additional charge at the time the Contract is issued. The charge is based on an annualized percentage of the Contract Value, prior to any withdrawals and after the Segment Ending Value is determined. This charge is deducted from the Contract Value on an annual basis. The current rider annual charge rate will be less than or equal to the stated maximum annual charge rate and will be disclosed in a Rate Sheet prospectus supplement. See the Charges and Adjustments section for a discussion of how the charge is calculated.In addition to the fees described above, we limit the amount you can earn on Indexed Accounts. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.
Transaction Expenses [Table Text Block]	TRANSACTION EXPENSES
Surrender charge (as a percentage of Purchase Payments surrendered/withdrawn)[1]	7.00%
[1]The surrender charge percentage is reduced over a 6-year period at the following rates: 7%, 7%, 6%, 5%, 4%, 3%. We may reduce or waive this charge in certain situations. See Charges and Adjustments – Surrender Charge.
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	7.00%
Deferred Sales Load, Footnotes [Text Block]	The surrender charge percentage is reduced over a 6-year period at the following rates: 7%, 7%, 6%, 5%, 4%, 3%. We may reduce or waive this charge in certain situations. See Charges and Adjustments – Surrender Charge.
Transactions Subject to Contract Adjustment, Fee Table [Text Block]	The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Contract Value is removed from an Indexed Account or from the Contract before the expiration of an Indexed Term. ADJUSTMENTS
Contract Adjustment (Interim Value) Maximum Potential Loss (as a percentage of Contract Value at the start of an Indexed Term)	100%
1If you make any withdrawals, surrender or terminate your Contract, reallocate Contract Value from an Index Segment, annuitize your Contract or upon payment of a Death Benefit from an Indexed Segment on any date prior to the Segment End Date, your Contract Value in the Indexed Segment will be its Interim Value. The Interim Value calculation is designed to represent the fair value of the Indexed Segment on each business day, taking into account the potential gain or loss of the applicable Index at the end of the Indexed Term, including the impacts of the Crediting Method or Protection Method you have chosen. The calculation is also designed to reflect the change in fair value due to economic factors, including, but not limited to, the impact of market rates, volatility, and correlation (if applicable) of the investment instruments supporting the Contract. The Interim Value is based on this calculation and not the actual value of any underlying investments or the current value of any Index. The maximum loss would occur if there is a total distribution for an Indexed Segment at a time when the Index Value has declined to zero or close to zero.
Contract Adjustments, Fee Table [Table Text Block]
Contract Adjustment (Interim Value) Maximum Potential Loss (as a percentage of Contract Value at the start of an Indexed Term)	100%

Annual Contract Expenses [Table Text Block]	The next table describes the fees and expenses that you will pay each year during the time that you own the Contract. If you choose to purchase an optional benefit, you will pay additional charges, as shown below. ANNUAL CONTRACT EXPENSES
Base Contract Expenses	N/A
Optional Benefit Expenses
Guarantee of Principal Death Benefit (as a percentage of Contract Value on each Contract Date Anniversary)
Current Annual Charge[1]
Age at Issue 76 and over	1.00%
Estate LockSM Death Benefit:[2,3]
Guaranteed Maximum Annual Charge	1.60%
Lincoln ProtectedPay® Select:[2,4]
Guaranteed Maximum Annual Charge (single/joint life)	2.75%
[1]This rider is included in the Contract for no additional charge for issue ages 45 – 75.[2]The current charge for new elections of this rider is disclosed in a Rate Sheet.[3]As an annualized percentage of the Purchase Payment, as adjusted for withdrawals, at the time of the charge. This charge is deducted from the Contract Value on an annual basis, with the first deduction occurring on the Valuation Date on or next following the rider effective date each Contract Year anniversary. The current death benefit charge will be less than or equal to the stated maximum annual charge rate and will be disclosed in a Rate Sheet prospectus supplement. See the Charges and Adjustments section for a discussion of how the charge is calculated.[4]This rider is included in your Contract for an additional charge at the time the Contract is issued. The charge is based on an annualized percentage of the Contract Value, prior to any withdrawals and after the Segment Ending Value is determined. This charge is deducted from the Contract Value on an annual basis. The current rider annual charge rate will be less than or equal to the stated maximum annual charge rate and will be disclosed in a Rate Sheet prospectus supplement. See the Charges and Adjustments section for a discussion of how the charge is calculated.In addition to the fees described above, we limit the amount you can earn on Indexed Accounts. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.
Optional Benefit Expense, Footnotes [Text Block]	This rider is included in the Contract for no additional charge for issue ages 45 – 75.The current charge for new elections of this rider is disclosed in a Rate Sheet.As an annualized percentage of the Purchase Payment, as adjusted for withdrawals, at the time of the charge. This charge is deducted from the Contract Value on an annual basis, with the first deduction occurring on the Valuation Date on or next following the rider effective date each Contract Year anniversary. The current death benefit charge will be less than or equal to the stated maximum annual charge rate and will be disclosed in a Rate Sheet prospectus supplement. See the Charges and Adjustments section for a discussion of how the charge is calculated.This rider is included in your Contract for an additional charge at the time the Contract is issued. The charge is based on an annualized percentage of the Contract Value, prior to any withdrawals and after the Segment Ending Value is determined. This charge is deducted from the Contract Value on an annual basis. The current rider annual charge rate will be less than or equal to the stated maximum annual charge rate and will be disclosed in a Rate Sheet prospectus supplement. See the Charges and Adjustments section for a discussion of how the charge is calculated.
Index-Linked Option Fee Table, Limits Positive Returns Note [Text Block]	In addition to the fees described above, we limit the amount you can earn on Indexed Accounts. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the Contract This section describes potential risks associated with the Contract.Market Risk. There is a risk of loss of your investment in the Indexed Segments since the performance tracks a market Index. You are responsible for all losses in excess of the Protection Method you choose. Under extreme circumstances, at the end of an Indexed Term, you could lose up to 90% of your investment in an Indexed Account with a 10% Protection Level or 10% Dual Rate, up to 85% of your investment in an Indexed Account with a 15% Protection Level or 15% Dual Rate, up to 80% of your investment in an Indexed Account with a 20% Protection Level, up to 75% of your investment in an Indexed Account with a 25% Protection Level and up to 70% of your investment in an Indexed Account with a 30% Protection Level. We do not guarantee that the Contract will always offer Indexed Accounts that will limit Index losses, which would mean risk of loss of the entire amount invested. The Protection Method applies for the full term of the Indexed Segment including Segments with Annual Locks. Each time you move into a new Indexed Segment, you may have a new Protection Method and are subject to the same risk of loss as described above. There is also a risk of loss upon an early withdrawal. For Annual Lock accounts, since the gain or loss is established each year, losses can accumulate so that you could actually lose more than the amount in excess of the Protection Level percent. Losses you incur in one year will reduce the amount invested for the next year. In a continuing down market over the Indexed Term, however, your loss could exceed the Protection Level. For example, if you chose a 10% Protection Level and if loss occurred during each Annual Lock period for the remainder of the term, you could lose more than 90% of your principal in an Annual Lock account.Early Withdrawal Risk. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income also mean that the Contract is more beneficial to investors with a long-term horizon. You should carefully consider the risks associated with taking a withdrawal or surrendering the Contract. You may incur a surrender charge upon the surrender or withdrawal of Contract Value. See Charges and Adjustments – Surrender Charge. If you take a withdrawal or surrender the Contract, any applicable surrender charges will reduce the value of your Contract or the amount of money that you ultimately receive. The proceeds of your withdrawal or surrender may be subject to ordinary income taxes, including a tax penalty if you are younger than age 59½. Participation in an Automatic Withdrawal Service will repeatedly expose you to these risks. If you withdraw Contract Value from an Indexed Account prior to the End Date of an Indexed Term it will be based on the Interim Value of the Indexed Account. Under extreme conditions, a negative Contract Adjustment based on Interim Values could result in a loss of up to 100% of your Contract Value in an Indexed Segment. Additionally, the withdrawal will cause an immediate reduction to your Indexed Crediting Base in a proportion equal to the reduction in your Interim Value. A proportional reduction could be larger than the dollar amount of your withdrawal. Reductions to your Indexed Crediting Base will negatively impact your Interim Value for the remainder of the Indexed Term and will result in a lower Indexed Segment Ending Value at the end of the Indexed Term unless Secure Lock+® is exercised. Once your Indexed Crediting Base is reduced due to a withdrawal during any Indexed Term, you cannot increase it during the remainder of the Indexed Term. Contract Value must remain in an Indexed Segment until the end of the Indexed Term to be credited with all or partial interest unless Secure Lock+® is exercised. To determine the Interim Value, we apply a formula which is not the actual performance of the applicable Index, but rather a determination of the value of hypothetical underlying investments at the time of the Interim Value calculation. This amount could be less than if you had held the Indexed Segment for the full Indexed Term. It also means that you could have a negative performance, even if the value of the Index has increased during the calculation period. All withdrawals (including surrender or termination of your Contract), reallocation of Contract Value from an Indexed Segment, annuitization of your Contract or payment of a Death Benefit from an Indexed Segment on any date prior to the Segment End Date will be based on the Interim Value. You should also consider the impact that a withdrawal may have on the standard and optional benefits under your Contract. For example, under certain Living Benefit Riders, excess or early withdrawals may reduce the value of the guaranteed benefit by an amount greater than the amount withdrawn and could result in termination of the benefit.Indexed-Account Risk. Each available Index will expose you to risks associated with equity markets. Equity markets are subject to the risk that the value of the securities may fall due to general market and economic conditions. Market volatility may exist with the Indices, which means that the value of the Indices can change dramatically over a short period of time in either direction. The Indices used are “price return Indices”, not “total return Indices”, meaning that each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index. Additionally, the ETF providers deduct fees and costs when calculating performance, which will reduce the ETF returns and will cause the ETF to underperform a direct investment in the securities composing the ETF. The Indices and ETFs do not represent a direct investment in the Index or ETF or in the securities tracked by the Index. We may change the Index on a particular Indexed Account if the Index is discontinued or if we feel the Index is no longer appropriate. This change may occur in the middle of an Indexed Segment and this change may impact how your Indexed Segment performance and Interim Value are calculated. See the Discontinuance or Substitution of an Index section later in the prospectus for more information. If we do not receive investment instructions from you by the end of an Indexed Term, we will invest your Segment Ending Value in a new Indexed Segment with the same Crediting Method, Indexed Term, Index, Protection Level, or Dual Rate, as applicable, if available. The Crediting Method for the new Indexed Segment could be less advantageous than the current Indexed Segment because the rate may be different. If the same type of Indexed Segment is not available, your Segment Ending Value will be moved to the 1-Year S&P 500® Price Return Index with Performance Cap, 100% Protection Level. If your Contract Value has been invested in a new Segment and you wish to withdraw your investment, the Contract Value for that Segment will equal the Interim Value. Investors in an Indexed Account have no rights in the linked Index. You will not have voting rights or rights to receive cash dividends or other rights that shareholders who invest in mutual funds based on these Indices or in the ETFs would have. Additional risks for specific Indices are as follows:●S&P 500® Price Return Index: This Index is comprised of equity securities issued by large-capitalization U.S. companies. In general large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.●Russell 2000® Price Return Index: Compared to mid-and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.●Capital Strength Net Fee IndexSM: This Index has fewer stocks than broad based indices; therefore, the risk is spread between fewer equity securities. This Index may not track other large cap indices.●First Trust American Leadership IndexTM: In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.●MSCI EAFE Price Return Index: International investing involves special risks not found in domestic investing, including political and social differences and currency fluctuations due to economic decisions. Emerging markets can be riskier than investing in well-established foreign markets. The risks associated with investing on a worldwide basis include differences in the regulation of financial data and reporting, currency exchange differences, as well as economic and political systems differences.●Capital Group Global Growth Equity ETF: Market conditions and global events can affect the value of securities held by the fund. Growth-oriented stocks and investments outside the United States may entail larger price swings and susceptibility to economic, political, and regulatory changes. Additionally, trading fund shares on the secondary market can lead to further fluctuations due to trading at different times and foreign exchanges differences.●Capital Group Growth ETF: Market conditions and global events can affect the value of securities held by the fund. Growth-oriented stocks and investments outside the United States may entail larger price swings and susceptibility to economic, political, and regulatory changes. Additionally, trading fund shares on the secondary market can lead to further fluctuations due to trading at different times and foreign exchanges differences.Risks Associated with Crediting Methods and Protection Methods. The available Indexed Accounts with applicable Crediting Methods and Protection Methods will vary over time. Before investing in a new Indexed Segment, you should determine exactly what Indexed Accounts, Protection Methods, and Crediting Methods are available to you. There is no guarantee that more than one Indexed Account will be available in the future. You risk the possibility that you would find declared caps and rates unacceptable (i.e. could be lower than what were available at the time your Contract was issued), so you should make sure the Segment(s) you select is appropriate for your investment goals.●The Protection Method that is applicable to an Indexed Account only provides you with limited protection from negative Index performance at the end of an Indexed Term, or, in the case of Indexed Account with an Annual Lock, each Contract Year during the Indexed Segment. You could lose a significant amount of your Purchase Payment and/or prior earnings under the Contract despite these limits on negative Index returns. You also bear the risk that continued negative Index returns may result in zero or a negative Performance Rate being credited to your Contract Value over multiple strategy periods. Given that the Protection Method applies to a single Indexed Term, if an Indexed Account is credited with a negative Performance Rate for multiple Indexed Terms, the cumulative loss may exceed any single Indexed Term’s stated Protection Method. Similarly, if you select an Indexed Account with an Annual Lock, the Protection Level will apply each Contract Year during an Indexed Term, so if the Index has negative performance for multiple Contract Years during the Indexed Term, the cumulative loss reflected in the Performance Rate at the end of the Indexed Term may exceed any single Contract Year’s stated Protection Level. The Protection Method does not apply to your Interim Value, so in order to receive the full protection you must hold your investment until the end of the Indexed Term.●Gains in your Indexed Segments are limited by any applicable Performance Cap, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Performance Cap exists for the full term of the Indexed Segment unless Secure Lock+® is exercised. Generally, Indexed Segments with greater Protection Levels have lower Performance Caps. Performance Caps for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segments may be limited by any applicable Participation Rate, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. If the Participation Rate is less than 100%, the increase in your Segment Ending Value will never reflect the entire corresponding performance in the applicable Index over the Indexed Term. The Participation Rate exists for the full term of the Indexed Segment unless Secure Lock+® is exercised. Participation Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Participation Rates may differ from the Participation Rate used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segments are limited by any applicable Performance Trigger Rate. If the performance of the Index is zero or positive, a specified rate is used to determine the Segment Ending Value. The Performance Trigger Rate may be lower than the actual performance of the Index, which means that your return may be lower than if you had invested directly in a fund based on the applicable Index. The Performance Trigger Rate applies for the full term on the Indexed Segment unless Secure Lock+® is exercised. Generally, Indexed Segments with greater Protection Levels have lower Performance Trigger Rates. Performance Trigger Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Trigger Rates may differ from the Performance Trigger Rate used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segment are limited by any applicable Dual Performance Trigger Rate. The Dual Performance Trigger Rate is used in determining the Segment Ending Value. The Dual Performance Trigger Rate may be lower than the actual performance of the Index, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Dual Performance Trigger Rate applies for the full term of the Indexed Segment unless Secure Lock+® is exercised. Dual Performance Trigger Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Dual Performance Trigger Rates may differ from the Dual Performance Trigger Rate used for new Contracts or for the other Contracts issued at different times.●Gains in your Dual Plus Indexed Segment are limited by any applicable Performance Cap, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Performance Cap exists for the full term of the Indexed Segment. Performance Caps for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or other Contracts issued at different times.●For Indexed Accounts without an Annual Lock, the indexed performance credited to or deducted from your Indexed Segment is determined on the last day of the Indexed Term. It is not affected by the price of the Index on any date in between the effective date of the Indexed Account and the End Date of the Indexed Term. Annual Lock accounts are not affected by Index prices between the Annual Lock anniversaries.Living Benefit Rider Risk. You should not purchase the Contract if the Living Benefit Rider is not appropriate for you. The Living Benefit Rider is designed to help protect against the risk of poor investment performance and the risk of outliving your Contract Value. However, there is no guarantee that the Living Benefit Rider will be sufficient to meet your future income needs. You should carefully weigh the benefits of the Living Benefit Rider (and the related ongoing charge) in light of the market downside protections that are already provided by the Indexed Accounts. All withdrawals under the Living Benefit Rider may result in negative Contract Adjustments based on Interim Value, taxes, and tax penalties, as well as other negative consequences (e.g., reductions to your Death Benefit and proportionate reductions to the Indexed Crediting Bases for your Indexed Segments). Generally, you should seek to coincide your Protected Income Withdrawals with the end of your Indexed Terms to avoid or reduce the impacts of Contract Adjustments based on Interim Value. Any withdrawals made prior to the earlier of the first Contract anniversary or age 59 or that exceed the Protected Annual Income amount are considered Excess Withdrawals. Excess Withdrawals may also be subject to surrender charges, and may reduce your Protected Annual Income amount by an amount greater than the dollar amount of the Excess Withdrawal and will terminate the Living Benefit Rider if your Contract Value is reduced to zero. See Benefits Available under the Contract — Lincoln ProtectedPay® Select.Risks Associated with Secure Lock+® You should carefully consider whether and when to elect a Secure Lock+® of your Interim Value. A lock-in may only be requested once per Contract Year per Indexed Segment and is irrevocable. Your locked-in value could be less than if you chose not to lock- in. If you request a lock-in when the Interim Value is below the Indexed Crediting Base, Protection Levels do not apply, and you assume all loss. If you have elected to lock-in and the Interim Value supporting the Index Segment would have otherwise increased since the lock-in, you will not be able to take advantage of the increase. Additionally, you assume the risk that your Reset Rate may not be known when you request a lock-in and the Reset Rate may be lower, significantly lower than the rate prior to the lock-in. Secure Lock+® is not available with all Indexed Accounts or during the Income Phase of the Lincoln ProtectedPay® Select rider. Refer to the “Secure Lock+®” section for additional details and examples.Insurance Company Risk ●An investment in the Contract is subject to the risks related to us, Lincoln Life. Any obligations, guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.●Your receipt of funds invested in the Indexed Segments is based on the claims paying ability of Lincoln Life. You have no ownership rights in the underlying securities. The assets backing the Indexed Accounts are not segregated from other business of Lincoln Life.Contract Changes Risk ●We reserve the right, within the law, to make certain changes to the structure and operation of the Indexed Accounts at our discretion and without your consent. We may add to or delete Indexed Accounts currently available or change the features of an Indexed Account from one Indexed Term to the next, including the Index and the current limits on Index gains and losses (subject to any minimum guarantees). We do not guarantee that more than one Indexed Account option will always be available.●We have the right to substitute an alternative Index prior to the End Date of an Indexed Term if an Index is discontinued; we are engaged in a contractual dispute with the Index provider; we determine that our use of an Index should be discontinued because, for example, changes to the Index make it impractical or expensive to purchase securities or derivatives to hedge the Index; there is a substantial change in the calculation of an Index, resulting in significantly different values and performance; or for a legal reason we cannot offer the Index. If we substitute an Index for an existing Indexed Segment, we will not change the Crediting Method or Protection Method for the Indexed Term. We will attempt to choose a new Index that has a similar investment objective and risk profile to the existing Index.●You may incur a surrender charge upon the surrender or withdrawal of Contract Value. See Charges and Adjustments — Surrender Charge.Potential Risks Associated with the Election of Optional Benefits. The optional benefits offered under the Contract are designed for different financial goals and to protect against different financial risks. There is a risk that you may not choose the benefit or benefits that are best suited for you based on your present or future needs and circumstances. In addition, if you elect an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for a benefit that did not provide a financial return. There is also a risk that any financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit. You should consult with your registered representative to determine which optional benefits (if any) are appropriate for you.Cybersecurity and Business Interruption Risks. We rely heavily on our computer systems and those of our business partners and service providers to conduct our business. As such, our business is vulnerable to cybersecurity risks and business interruption risks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data; interference with or denial of service; attacks on websites or systems; operational disruptions; and unauthorized release of confidential customer or business information. Cybersecurity risks affecting us, any third-party administrators, underlying funds, index providers, intermediaries, and service providers may adversely affect us and/or your Contract. For instance, systems failures and cyberattacks may interfere with our processing of Contract transactions, including order processing; impact our ability to calculate Contract values; cause the release and possible destruction of confidential customer or business information; and/or subject us to regulatory fines, litigation, financial losses or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that systems disruptions, cyberattacks and information security breaches will always be detected, prevented, or avoided in the future. In addition to cybersecurity risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts. Any such disasters could interfere with our business and our ability to administer the Contract. For example, they could lead to delays in our processing of Contract transactions, including orders from Contractowners, or could negatively impact our ability to calculate Contract values. They may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that negative impacts associated with natural and man-made disasters will always be avoided.Purchase Payment Risk. We do not accept additional Purchase Payments after the Contract has been issued to you. Accordingly, you will be unable to increase your Contract Value, Living Benefit Rider, or Death Benefit by making subsequent Purchase Payments. You should carefully consider the amount of your Purchase Payment when purchasing the Contract and whether to take a withdrawal under the Contract. The reduction of Contract Value as a result of a withdrawal, including any applicable surrender charges, may not be offset by gains as a result of positive performance of your investment selections. You must obtain our approval for a Purchase Payment totaling $1 million or more. This amount takes into consideration: ●the total Purchase Payments for all existing Lincoln Level Advantage®, Lincoln Level Advantage 2® and Lincoln Level Advantage 2 IncomeSM contracts for the same Contractowner, joint owner, or Annuitant; and ●the total Purchase Payment for all Contracts issued by the Company (or its affiliates) with a Living Benefit Rider for the same Contractowner, joint owner, and/or Annuitant. At the Company’s discretion, this amount may consider total Purchase Payments for all annuity contracts issued by the Company (or its affiliates) for the same Contractowner, joint owner, and/or Annuitant.
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, No Guaranteed Limit on Index Losses May Lose Entire Investment [Text Block]	We do not guarantee that the Contract will always offer Indexed Accounts that will limit Index losses, which would mean risk of loss of the entire amount invested.
Index-Linked Option Details [Line Items]
Index-Linked Option Details, Description [Text Block]	Indexed Accounts The Contract offers several Indexed Accounts. We will credit positive, negative or zero interest at the end of an Indexed Term based, in part, on the performance of an Index. This rate of return is the Performance Rate. An Indexed Account is defined by the Index tracked, the length of the Indexed Term, the Crediting Method, and the Protection Level or Dual Rate, as applicable, it provides, and whether or not it includes an Annual Lock. An investment in an Indexed Account is not an investment in the Index or in any Index fund. You could lose a significant portion of your investment in an Indexed Segment if the Index declines in value. You are responsible for all losses in excess of the Protection Level or Dual Rate you choose. There is also a risk of loss upon an early withdrawal. If you withdraw Contract Value prior to the End Date of an Indexed Term, the withdrawal will be based on Interim Value and will cause an immediate reduction in your Indexed Crediting Base in a proportion equal to the reduction in your Interim Value. A proportional reduction could be larger than the dollar amount of your withdrawal. You could lose a significant portion of your investment in an Indexed Segment if amounts are removed from the Indexed Segment prior to the end of the Indexed Term. You may allocate all or a portion of your Purchase Payment into one or more Indexed Accounts. The minimum allocation to an Indexed Account is $2,000; there is no maximum allocation limit. A new Indexed Segment is established upon an allocation to an Indexed Account. Each Indexed Segment may have its own: ●Start Date ●Crediting Base ●Performance Rate ●Performance Cap ●Participation Rate ●Performance Trigger Rate ●Dual Performance Trigger Rate ●Dual Rate ●Contract Value ●End Date Information regarding each Indexed Account, including 1) its name, 2) its type, 3) its Indexed Term, 4) its Crediting Method, 5) its Protection Method, and 6) its minimum limit on Index gain, is available in Appendix A – Investment Options Available Under The Contract. Indices. Each Indexed Account references a market index or ETF that determines the performance of its associated Indexed Segments. A market index, unlike an ETF, is not a fund; it is unmanaged and is not available for direct investment. We currently offer Indexed Accounts based on the performance of the following securities indices and ETFs:S&P 500® Price Return Index (SPX). The S&P 500® Index is comprised of 500 stocks considered representative of the overall market.Russell 2000® Price Return Index (RTY). The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 2000® Index. It is considered representative of small capitalization stocks. The prices of small company stocks generally are more volatile than those of large company stocks.Capital Strength Net Fee IndexSM (NQCAPSTNF). The Index is comprised of 50 stocks selected based on cash on hand, debt ratios and volatility. The Capital Strength Price Return IndexSM will be reduced by 0.65% to result in the Capital Strength Net Fee IndexSM.First Trust American Leadership IndexTM (FTUSLDRS). The First Trust American Leadership IndexTM provides exposure to a selection of U.S. stocks, including companies with a history of paying and raising dividends and others more growth-oriented, representing the largest and most actively traded U.S. stocks in the internet industry. Specifically, the First Trust American Leadership Index provides exposure to U.S. companies driving growth and profitability through internet products and services. The level of the First Trust American Leadership IndexTM incorporates an embedded 0.65% annual fee. The fee is not related to the annuity.MSCI EAFE Price Return Index (MXEA). The MSCI EAFE Index measures the equity market performance of 22 developed market country indices located in Europe, Australia and the Far East. Capital Group Global Growth Equity ETF (CGGO). The fund’s investment objective is to provide long-term growth of capital. The fund invests primarily in common stocks of companies around the world that the investment adviser believes have the potential for growth. The fund normally invests at least 80% of its assets in equity securities. Under normal market conditions, the fund will invest at least 40% of assets outside the U.S.Capital Group Growth ETF (CGGR). The fund’s investment objective is to provide growth of capital. The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. Up to 25% of assets can be invested outside the U.S.The Indices used are “price return Indices,” not “total return Indices,” meaning that each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index. Additionally, the ETF providers of the ETFs that serve as Indices for certain Indexed Accounts deduct fees and costs when calculating performance, which will reduce the ETF returns and will cause the ETF to underperform a direct investment in the securities composing the ETF. The Indices and ETFs do not represent a direct investment in the Index or ETF. If an Index is discontinued or substantially changes (for example if an Index sponsor announces that it will make a material change in the formula for or the method of calculating the Index or in any other way materially modifies the Index, or an ETF provider substantially changes the investment objective), we reserve the right to select an alternative Index or ETF and we will notify the Contractowner of such changes. In selecting an alternative Index or ETF we will attempt to approximate the performance of the original investment in a commercially reasonable manner in light of relevant market circumstances at the time. Any substitution is subject to approval by the state insurance authorities where the Contract and rider were issued, if required by law. A change to the Index or ETF in the middle of a Segment may impact the calculation of the Performance Rate for the Segments. When we notify you of a change to the Index or ETF, we will also state how the change will impact your Performance Rate. Investments in new Segments are available on an Indexed Anniversary Date. The bar charts shown below provide each Index’s annual returns for the last 10 calendar years (or for the life of the Index if less than 10 years), as well as the Index returns after applying a hypothetical 5% Performance Cap and a hypothetical 10% Protection Level. The charts illustrate the variability of the returns from year to year and show how hypothetical limits on Index gains and losses may affect these returns. Past performance is not necessarily an indication of future performance. The performance below is NOT the performance of any specific Indexed Account. Your performance under the Contract will differ, perhaps significantly. The performance below may reflect a different return calculation, time period, and limit on Index gains and losses than the Indexed Account. This performance does not reflect any Contract Adjustment based on Interim Value or any Contract fees and charges, including surrender charges, which may reduce performance.The S&P 500® Price Return Index is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.The Russell 2000® Price Return Index is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index. The Capital Strength Net Fee IndexSM is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index. The Index provider deducts fees and costs when calculating the Index return, which will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.The First Trust American Leadership IndexTM is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index. The Index provider deducts fees and costs when calculating the Index return, which will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.The MSCI EAFE Price Return Index is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in securities composing the Index.The Capital Group Global Growth Equity ETF deducts fees and costs when calculating the Index return. This will reduce the ETF return and will cause the ETF to underperform a direct investment in the securities composing the ETF. The Indexed Account that is linked to this ETF does not participate in dividend or capital gains distributions of the ETF, if any. The Capital Group Growth ETF deducts fees and costs when calculating the Index return. This will reduce the ETF return and will cause the ETF to underperform a direct investment in the securities composing the ETF. The Indexed Account that is linked to this ETF does not participate in dividend or capital gains distributions of the ETF, if any.
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Credits are Based in Part on Index Performance [Text Block]	We will credit positive, negative or zero interest at the end of an Indexed Term based, in part, on the performance of an Index. This rate of return is the Performance Rate. An Indexed Account is defined by the Index tracked, the length of the Indexed Term, the Crediting Method, and the Protection Level or Dual Rate, as applicable, it provides, and whether or not it includes an Annual Lock.
Index-Linked Option Details, Investor Not Invested in Index or Securities [Text Block]	An investment in an Indexed Account is not an investment in the Index or in any Index fund.
Index-Linked Option Details, Investor Could Lose Money if Index Declines [Text Block]	You could lose a significant portion of your investment in an Indexed Segment if the Index declines in value. You are responsible for all losses in excess of the Protection Level or Dual Rate you choose.
Index-Linked Option Details, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]	You could lose a significant portion of your investment in an Indexed Segment if amounts are removed from the Indexed Segment prior to the end of the Indexed Term.
Index-Linked Option Details, Changes Possible [Text Block]	The Indices used are “price return Indices,” not “total return Indices,” meaning that each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index. Additionally, the ETF providers of the ETFs that serve as Indices for certain Indexed Accounts deduct fees and costs when calculating performance, which will reduce the ETF returns and will cause the ETF to underperform a direct investment in the securities composing the ETF. The Indices and ETFs do not represent a direct investment in the Index or ETF. If an Index is discontinued or substantially changes (for example if an Index sponsor announces that it will make a material change in the formula for or the method of calculating the Index or in any other way materially modifies the Index, or an ETF provider substantially changes the investment objective), we reserve the right to select an alternative Index or ETF and we will notify the Contractowner of such changes. In selecting an alternative Index or ETF we will attempt to approximate the performance of the original investment in a commercially reasonable manner in light of relevant market circumstances at the time. Any substitution is subject to approval by the state insurance authorities where the Contract and rider were issued, if required by law. A change to the Index or ETF in the middle of a Segment may impact the calculation of the Performance Rate for the Segments. When we notify you of a change to the Index or ETF, we will also state how the change will impact your Performance Rate. Investments in new Segments are available on an Indexed Anniversary Date.
Index-Linked Option Details, Crediting Period [Line Items]
Index-Linked Option Details, Crediting Periods [Text Block]	The Indexed Term is the specified period of time over which an Index’s performance is measured, subject to applicable limits on Index gains and losses, to determine the amount of positive, negative or zero interest that will be credited to an Indexed Account at the end of the period. 1-Year, 3-Year, and 6-Year Indexed Terms are available in this Contract. An Indexed Segment begins on the day your money is allocated to an Indexed Segment, called the Start Date. The yearly anniversary of the Start Date of the initial Indexed Segment is the Indexed Anniversary Date of your Contract. This is the Indexed Anniversary Date for the life of your Contract.
Index-Linked Option Details, Crediting Periods Investor Considerations [Text Block]	You may choose to allocate your Purchase Payment to different Indexed Accounts, but all Indexed Segments must begin on the Indexed Anniversary Date. All future Indexed Terms must begin on the same Indexed Anniversary Date. This means you can only allocate to Indexed Accounts one time a year. For example, you may start a 6-Year Indexed Segment, and three years later, you can start a 1-Year or 3-Year Indexed Segment, as long as the 1-Year or 3-Year Indexed Segment begins on the Indexed Anniversary Date for your Contract. If you have more than one 3-Year or 6-Year Indexed Segment in effect at any time, Indexed Terms of the same term length must have the same Start Date.
Index-Linked Option Details, Amounts Must Remain Until End of Crediting Period [Text Block]	Your Contract Value must remain in an Indexed Account until the end of the Indexed Term to be credited with all or partial interest and to avoid a possible Contract Adjustment based on Interim Value, in addition to potential surrender charges and tax consequences.
Index-Linked Option Details, Transactions Subject to Contract Adjustments [Text Block]	This performance does not reflect any Contract Adjustment based on Interim Value or any Contract fees and charges, including surrender charges, which may reduce performance.If you make any withdrawals (including surrender or termination of your Contract), reallocate Contract Value from an Indexed Segment, annuitize your Contract or upon payment of a Death Benefit from an Indexed Segment on any date prior to the Segment End Date, your Contract Value in the Indexed Segment will be its Interim Value. For more information, see “Interim Value” later in this section. Lincoln reserves the right to make additional Indexed Account options available or to withdraw currently available Indexed Account options and change the features of an Indexed Account from one Indexed Term to the next, including the Index and the current limits on Index gains and losses, in the future. Indexed Contract Value. For each Indexed Segment the daily value is determined as follows: a. On the Start Date of the Indexed Segment, the value of the Indexed Segment equals the initial Indexed Crediting Base. The initial Indexed Crediting Base is the amount of Purchase Payment or Contract Value allocated to the Indexed Segment. b. On each Valuation Date during the Indexed Term, the value of the Indexed Segment equals the Interim Value. c. On the last date of the Indexed Term, called the End Date, the value of the Indexed Segment equals the Segment Ending Value.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology [Text Block]	Crediting Methods and Protection Methods. Different Crediting Methods and Protection Methods are available for your Indexed Account. Interest is credited for any performance earned or deducted for any loss only on the End Date of a Segment. The Crediting Method you select may limit positive (upside) Index returns credited on the End Date of a Segment and the Protection Method will limit the negative Index returns deducted on the End Date of a Segment. If the End Date is not a Valuation Date, then the amount will be credited or deducted on the next business day. We will not offer a 1-Year Indexed Account with a Performance Cap, Performance Trigger Rate, or Dual Performance Trigger Rate below 1.00% (except in the case of the 100% Protection Level, which has a minimum Performance Cap of 0.10%) or a 6-Year Annual Lock Indexed Account with a Performance Cap below 1.00%. We will not offer a 6-Year Performance Cap or Dual Plus Indexed Account with a Performance Cap below 10.00%. We will not offer a 3-Year or 6-Year Participation Rate Indexed Account with a Participation Rate below 15.00%. If you choose to lock the Interim Value of an Indexed Segment under Secure Lock+®, we will reset the Performance Cap, the Participation Rate, Performance Trigger Rate, or Dual Performance Trigger Rate for that Indexed Segment, and that Reset Rate may be lower than these stated minimums. We will not offer a Reset Rate under Secure Lock+® less than 0.10%.
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]	Protection Methods. For Indexed Accounts with a Protection Level, the Protection Level is the portion of any negative Index performance that will not impact your Contract Value if you remain invested until the End Date of the Indexed Segment. For example, if the Index return is -15%, and you have a 10% Protection Level, your Contract Value will not be impacted by the first 10% of negative Index performance and we will deduct 5% at the end of the Indexed Term. Your Contract Value will not be impacted up to the amount of the Protection Level you elect, and, after that, you will be impacted for the remaining portion of the loss. This loss will reduce the amount of your investment (principal) in the Indexed Segments. The Contract offers Indexed Accounts with Protection Levels that protect you against losses of 10% to 100%. If you choose an Indexed Account with a Performance Cap, Participation Rate, or Performance Trigger Rate and a 10% Protection Level, your Contract Value will not be impacted by the first 10% of negative Index performance if you stay invested until the End Date of the Segment. Any remaining negative percentage will be absorbed by you. If you choose an Indexed Account with a 100% Protection Level, you will not lose any of your principal allocated to the Indexed Account, due to Index performance, if you stayed invested until the End Date of the Segment. If an Indexed Account with Annual Locks is selected, the Protection Level is the percentage of the Index loss that will not impact your Indexed Crediting Base each year during the Indexed Term. The Protection Level is not available on Dual Plus Indexed Accounts, but the Dual Rate itself may provide some protection from Index loss, as discussed below. We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses. The following examples illustrate how we calculate and credit interest assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The examples assume no withdrawals. For example: Indexed Term Segment Start Date = 1/8/2026
Indexed Account = 1-Year Indexed Account with a 10% Protection Level
Index Value at beginning of term = 1,569
Indexed Crediting Base = $100,000
Indexed Term Segment End Date = 1/8/2027
Index Value at End Date = 1,333
Index Value percentage change = -15% ((1,333 – 1,569) / 1569)Indexed Segment Ending Value = $95,000 ($100,000 - $5,000) Because your Contract Value is not impacted by the first 10% of the loss, you only experience a 5% loss (-15% Index Value percentage change + 10% Protection Level = 5% loss) or $100,000 * 5.00% = $5,000. The following year assuming you chose a new 1-Year Segment with a 10% Protection Level:(The Indexed Segment Ending Value is used to establish the Indexed Crediting Base for the new Indexed Segment.) Indexed Term Segment Start Date = 1/8/2027
Indexed Crediting Base = $95,000
Indexed Term Segment End Date = 1/8/2028
Index Value at End Date = 1,298
Index Value percentage change = -3% ((1,298 – 1,333)/1,333)
Indexed Segment Ending Value = $95,000 ($95,000 - $0) Because your Contract Value is not impacted by the first 10% of the loss, you experience no loss of Contract Value for this Segment because the Index Value percentage change was less than the 10% Protection Level. For the Dual Performance Trigger Indexed Accounts, the Protection Level is used to determine the Performance Rate on the End Date of the Segment when there is negative Index performance. If the percentage change in the Index Value is negative but within the Protection Level, the Performance Rate is equal to the Dual Performance Trigger Rate. However, if the percentage change in the Index Value has decreased by a greater percentage than the Protection Level then the amount of your investment in the Indexed Segment may be reduced. The Performance Rate would equal the percentage change in the Index Value, plus the Dual Performance Trigger Rate, plus the Protection Level. The amount of loss or gain is dependent on the percentage change in the Index Value, the Dual Performance Trigger Rate and the Protection Level on the Indexed Segment. The following examples show the Performance Rate(s) based on the percentage change in the Index Value using a 6% Dual Performance Trigger Rate. Dual Plus accounts do not include a Protection Level, but the Dual Rate itself may provide some protection. If Index performance is down, your Performance Rate equals the Index performance plus the Dual Rate which may result in either a negative or positive return. For example, if the Index return is -10% and you have a Dual Rate of 15%, we will credit 5% in interest at the end of the Indexed Term. If the Index return is -20% and you have a Dual Rate of 15%, we will deduct 5% in interest at the end of the Indexed Term. The following examples show the Performance Rate(s) based on the percentage change in the Index Value and using a Dual Rate of 15%. Crediting Method Considerations. We determine Performance Caps, Participation Rates, Performance Trigger Rates and Dual Performance Trigger Rates for each new Indexed Segment at our discretion, subject to the guaranteed minimums. We consider a number of factors when declaring Performance Caps, Participation Rates, Performance Trigger Rates and Dual Performance Trigger Rates. Generally, we seek to manage our risk associated with our obligations, in part, by trading call and put options and other derivative instruments on the available Indices. The costs of these instruments impact the rates we declare, and those costs can be impacted by the market conditions and forces. We also consider sales commissions, administrative expenses, regulatory and tax requirements, general economic trends and competitive factors. You bear the risk that we may declare lower Performance Caps, Participation Rates, Performance Trigger Rates and Dual Performance Trigger Rates for future Indexed Segments, and that such rates could be as low as the guaranteed minimum for that Indexed Account. Rates offered for new Indexed Segments may be different from those offered to new investors or offered to you at Contract issuance. You should choose a Crediting Method that is consistent with your risk tolerance and investment objectives. Generally, assuming the same Index and Indexed Term length, an Indexed Account that provides less potential for Index gains will tend to have more protection from Index losses. Conversely, assuming the same Index and Indexed Term length, an Indexed Account that provides more potential for Index gains will generally tend to have less protection from Index losses. ●If you choose an Indexed Segment with a Performance Cap, and there is positive Index performance, the Performance Rate we apply on the Indexed Segment End Date could be less than the actual Index performance. If the actual Index performance is greater than the Performance Cap, your Performance Rate will be lower, possibly significantly lower, than the actual Index return. ●If you choose an Indexed Segment with a Participation Rate, and there is positive Index performance, the Performance Rate that we apply on the Indexed Segment End Date could be lower, possibly significantly lower, than the actual Index return. ●If you choose an Indexed Segment with a Performance Trigger Rate, and there is positive Index performance, the Performance Rate on the Indexed Segment End Date, could be lower, possibly significantly lower, than the actual Index return. ●If you choose an Indexed Segment with an Annual Lock, and there is positive Index performance, the Performance Rate on the Indexed Segment End Date could be lower, possibly significantly lower, than the actual Index return. ●If you choose an Indexed Segment with a Dual Performance Trigger Rate, and there is positive Index performance, the Performance Rate on the Indexed Segment End Date could be lower, possibly significantly lower, than the actual Index return. ●If you choose an Indexed Segment with a Dual Rate and Performance Cap, and there is positive Index performance, the Performance Rate we apply on the Indexed Segment End Date could be less than the actual Index performance. If the actual Index performance is greater than the Performance Cap, your Performance Rate will be lower, possibly significantly lower, than the actual Index return.Protection Method Considerations. We set the limit on Index losses for each Indexed Account at our sole discretion. We consider various factors in determining the limit on Index losses, including the cost of our risk management techniques, sales commissions, administrative expenses, regulatory and tax requirements, general economic trends and competitive factors. You should choose a level of protection that is consistent with your risk tolerance and investment objectives. Generally, assuming the same Index and Indexed Term, an Indexed Account that provides more protection from Index losses will tend to have less potential for Index gains. Conversely, assuming the same Index and Indexed Term, an Indexed Account that provides less protection from Index losses will generally tend to have more potential for Index gains. ●For accounts with a Performance Cap (with the exclusion of Dual Plus), Participation Rate, or Performance Trigger Rate, if there is negative Index performance, we absorb the first portion of the negative performance up to the stated percentage and you bear the risk of loss after your chosen Protection Level, including the loss of any previously credited amount. ●For accounts with a Dual Performance Trigger Rate, if there is negative Index performance, we absorb the first portion of the negative Index performance up to the stated percentage of the Protection Level. If there is negative Index performance beyond the Protection Level, we continue to absorb the portion of the negative Index performance up to the stated percentage of the Dual Performance Trigger Rate. For example, if the Dual Performance Trigger Rate is 5%, we would absorb the first 5% of loss beyond the Protection Level. You bear the risk of loss thereafter, including the loss of any previously credited amount. ●For accounts with a Dual Rate, if the Index performance is negative, your Performance Rate equals the Index performance plus the Dual Rate, which may result in either a negative or positive return.
Index-Linked Option Details, Index Substitution [Text Block]	Discontinuation or Substitution of an Index. We have the right to discontinue or substitute an existing Index for a comparable Index prior to the Indexed Segment End Date for reasons, such as, but not limited to: ●An Index is discontinued; ●We are engaged in a contractual dispute with the Index provider; ●We determine that our use of an Index should be discontinued because, for example, changes to the Index make it impractical or expensive to purchase securities or derivatives to hedge the Index; ●There is a substantial change in the calculation of an Index, resulting in significantly different values and performance; or ●A legal reason we cannot offer the Index.Although we will attempt to choose a new Index that has a similar investment objective and risk profile to the existing Index, there is risk that the performance of the new Index may not be as good as the performance of the existing Index. As a result, funds allocated to the substituted Index may earn a return that is lower than the return they would have earned if the Index were not substituted. If we substitute an Index, we will notify you at least 30 days in advance of the substitution. We would attempt to choose a new Index that has a similar investment objective and risk profile to the original Index. The selection criteria for a suitable alternative Index includes, but is not limited to, the following: ●There is a sufficiently large market in exchange traded and/or over-the-counter options, futures and similar derivative instruments based on the Index to allow the company to hedge crediting rates; ●The Index is recognized as a broad-based Index for the relevant market; ●We can offer the same Crediting Method or Protection Method on the substitute Index; and ●The publisher of the Index permits the use of the Index in the Contract and other materials for a reasonable fee.If we substitute an Index during an Indexed Term, we will combine the return of the replaced Index from the Indexed Start Date to the substitution date with the return of the new Index from the substitution date to the end of the Indexed Term. The Indexed Term, and all applicable rates for the affected Indexed Segment, including the Crediting Method or Protection Method will not change due to the substitution of an Index during the Indexed Term. If an Index is discontinued and a similar Index cannot be found or if we cannot offer the same Crediting Method or Protection Method, the Indexed Segment will end and the Interim Value on the Valuation Date the Index is discontinued will be used. Lincoln will move the funds into another available Indexed Segment of our choosing, and the funds will not be eligible for allocation into another Indexed Account until the next Indexed Anniversary Date.
Index-Linked Option Details, Index Substitution Circumstances [Text Block]	We have the right to discontinue or substitute an existing Index for a comparable Index prior to the Indexed Segment End Date for reasons, such as, but not limited to: ●An Index is discontinued; ●We are engaged in a contractual dispute with the Index provider; ●We determine that our use of an Index should be discontinued because, for example, changes to the Index make it impractical or expensive to purchase securities or derivatives to hedge the Index; ●There is a substantial change in the calculation of an Index, resulting in significantly different values and performance; or ●A legal reason we cannot offer the Index.
Index-Linked Option Details, Index Substitution Selection [Text Block]	We would attempt to choose a new Index that has a similar investment objective and risk profile to the original Index. The selection criteria for a suitable alternative Index includes, but is not limited to, the following: ●There is a sufficiently large market in exchange traded and/or over-the-counter options, futures and similar derivative instruments based on the Index to allow the company to hedge crediting rates; ●The Index is recognized as a broad-based Index for the relevant market; ●We can offer the same Crediting Method or Protection Method on the substitute Index; and ●The publisher of the Index permits the use of the Index in the Contract and other materials for a reasonable fee.
Index-Linked Option Details, Index Substitution Notification [Text Block]	If we substitute an Index, we will notify you at least 30 days in advance of the substitution.
Index-Linked Option Details, Index Substitution Calculation [Text Block]	If we substitute an Index during an Indexed Term, we will combine the return of the replaced Index from the Indexed Start Date to the substitution date with the return of the new Index from the substitution date to the end of the Indexed Term. The Indexed Term, and all applicable rates for the affected Indexed Segment, including the Crediting Method or Protection Method will not change due to the substitution of an Index during the Indexed Term.
Index-Linked Option Details, Index Substitution Without Replacement [Text Block]	If an Index is discontinued and a similar Index cannot be found or if we cannot offer the same Crediting Method or Protection Method, the Indexed Segment will end and the Interim Value on the Valuation Date the Index is discontinued will be used. Lincoln will move the funds into another available Indexed Segment of our choosing, and the funds will not be eligible for allocation into another Indexed Account until the next Indexed Anniversary Date.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Investor Reallocation [Text Block]	Reallocation. You will be notified 25 days prior to each Indexed Anniversary Date regarding the timing of investing in new Indexed Segments. The available Indexed Accounts and applicable Crediting Methods and Protection Methods will be provided at least 5 business days in advance of the Indexed Anniversary Date on your online account or by calling 1-877-737-6872. To view the available Indexed Segments and the applicable rates, log in to your account at www.LincolnFinancial.com and select Account Reallocation under Account Management. Current rates can also be found at www.lfg.com/llarates and are incorporated into this prospectus by reference. If your existing Indexed Segment is at the end of the Indexed Term, you may reallocate the Segment Ending Value to any available Indexed Account. If your existing Indexed Segment is at an Indexed Anniversary during the Indexed Term, you may reallocate the Interim Value to any available Indexed Account. A reallocation request must be received on or before the Indexed Anniversary Date or Indexed Term End Date, as applicable. We will hold reallocation instructions for up to 25 calendar days prior to the Indexed Anniversary Date. The reallocation will take place on the Indexed Anniversary Date. If we do not receive a reallocation notice from you, all Indexed Segments that are ending will invest into a new Indexed Segment with the same term, Index, and Protection Method as the Indexed Segment in which they were previously invested and with the Crediting Method rate applicable to a new Indexed Term. If the same type of Indexed Segment is no longer available, the funds will be moved to the 1-Year S&P 500® Price Return Index with Performance Cap, 10% Protection, and will not be eligible for allocation into another Indexed Account until the next Indexed Anniversary Date. The following chart outlines possible reallocations among Indexed Accounts at the end of an Indexed Term or as described under Secure Lock+® and applies to the first 6 Contract Years. Indexed Terms of the same term length must have the same Start Date.
Reallocating To	Reallocating From
	1-Year Term	3-Year Term	6-Year Term
1-Year Term	Allowed on any Indexed Anniversary Date	Allowed on any Indexed Anniversary Date	Allowed on any Indexed Anniversary Date
3-Year Term	Allowed only on every 3rd Indexed Anniversary Date	Allowed only on every 3rd Indexed Anniversary Date	Allowed only on every 3rd Indexed Anniversary Date
6-Year Term	Allowed only on every 6th Indexed Anniversary Date	Allowed only on every 6th Indexed Anniversary Date	Allowed only on every 6th Indexed Anniversary Date

Index-Linked Option Details, Default Reallocation [Text Block]	If we do not receive a reallocation notice from you, all Indexed Segments that are ending will invest into a new Indexed Segment with the same term, Index, and Protection Method as the Indexed Segment in which they were previously invested and with the Crediting Method rate applicable to a new Indexed Term. If the same type of Indexed Segment is no longer available, the funds will be moved to the 1-Year S&P 500® Price Return Index with Performance Cap, 10% Protection, and will not be eligible for allocation into another Indexed Account until the next Indexed Anniversary Date.
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment [Table Text Block]	Contract Adjustments If you make any withdrawals (including Protected Annual Income withdrawals), surrender or terminate your Contract, reallocate Contract Value from an Indexed Segment, annuitize your Contract or upon payment of a death benefit from an Indexed Segment on any date prior to the Segment End Date, your Contract Value in the Indexed Segment will be its Interim Value. You could lose a significant amount of money due to Contract Adjustments based on Interim Values if amounts are removed from an Indexed Segment prior to the Segment End Date. Your Interim Value may be less than the amount invested and may be less than the amount you would receive had you held the investment in the Indexed Segment until the Segment End Date. Under extreme conditions, a negative Contract Adjustment based on Interim Values could result in a loss of up to 100% of your Contract Value. The Interim Value calculation is designed to represent the fair value of the Indexed Segment on each business day, taking into account the potential gain or loss of the applicable Index at the end of the Indexed Term, including the impacts of the Crediting Method as well as Protection Method you have chosen. The calculation is also designed to reflect the change in fair value due to economic factors, including, but not limited to, the impact of market rates, volatility, and correlation (if applicable) of the investment instruments supporting the Contract. The Interim Value is based on this calculation and not the actual value of any underlying investments or the current value of any Index. The use of Interim Values transfers risk from us to you to protect us from losses on our investments supporting the Indexed Crediting Rate strategies if amounts are removed prematurely. For more information about the Interim Value, including examples illustrating the operation of the Interim Values, please see the Statement of Additional Information. If you withdraw Contract Value prior to the End Date of an Indexed Term, the withdrawal will cause an immediate reduction in your Crediting Base in a proportion equal to the reduction in your Interim Value. A proportional reduction could be larger than the dollar amount of your withdrawal. Reductions in your Crediting Base will negatively impact your Interim Value for the remainder of the Indexed Term and will result in a lower Segment Ending Value at the end of the Indexed Term. Once your Crediting Base is reduced due to a withdrawal during any Indexed Term, you cannot increase it during the remainder of the Indexed Term unless Secure Lock+® is exercised. The Interim Value and Indexed Crediting Base are available on your online account or by calling us at 1-877-737-6872.
Contract Adjustment, Applicable Transaction [Text Block]	If you make any withdrawals (including Protected Annual Income withdrawals), surrender or terminate your Contract, reallocate Contract Value from an Indexed Segment, annuitize your Contract or upon payment of a death benefit from an Indexed Segment on any date prior to the Segment End Date, your Contract Value in the Indexed Segment will be its Interim Value.
Contract Adjustment, Negative Effect Could be Greater than Value Withdrawn [Text Block]	You could lose a significant amount of money due to Contract Adjustments based on Interim Values if amounts are removed from an Indexed Segment prior to the Segment End Date. Your Interim Value may be less than the amount invested and may be less than the amount you would receive had you held the investment in the Indexed Segment until the Segment End Date. Under extreme conditions, a negative Contract Adjustment based on Interim Values could result in a loss of up to 100% of your Contract Value.
Contract Adjustment, Relationship to Other Charges [Text Block]	Once your Crediting Base is reduced due to a withdrawal during any Indexed Term, you cannot increase it during the remainder of the Indexed Term unless Secure Lock+® is exercised.
Contract Adjustment, Obtaining Current Value of an Adjustment [Text Block]	The Interim Value and Indexed Crediting Base are available on your online account or by calling us at 1-877-737-6872.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]	Benefits Available Under the Contract The following tables summarize information about the benefits available under the Contract. A detailed description of each benefit follows the table. The availability of Contract benefits may vary depending on the broker-dealer through which the Contract is sold. See Appendix C — Broker-Dealer Material Variations.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Account Value Death Benefit	Provides a Death Benefit equal to the Contract Value.	None
●Available only if the Contractowner/
Annuitant is age 76 or over at the time
the Contract is issued.
●Poor investment performance could
significantly reduce the benefit.
●Withdrawals could significantly reduce
the benefit.

Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Automatic Withdrawal Service	Allows you to take periodic withdrawals from your Contract automatically.	None
●Withdrawals under AWS are subject to
applicable surrender charges.
●Withdrawals from Indexed Accounts will
be processed at a Segment’s Interim
Value as of the Valuation Date the
withdrawal is made unless the
withdrawal is processed on the End Date
of the Indexed Term.
●Withdrawals under AWS may be Excess
Withdrawals.
●We reserve the right to discontinue this
administrative service at any time.

Optional Benefits – Available for Election
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Guarantee of Principal Death Benefit	Provides a Death Benefit equal to the greater of (1) Contract Value; (2) the Purchase Payment, adjusted for withdrawals.	●1.00% Age at Issue 76 and over (as a percentage of Contract Value on each Contract Date Anniversary)
●Withdrawals could significantly reduce
the benefit.
●If the Contract Value is reduced to zero,
the benefit terminates.
●Included in the Contract for no additional
charge at the time the Contract is issued
for ages 45 - 75.

Estate LockSM Death Benefit	Provides a Death Benefit equal to the greater of (1) Contract Value; (2) the Purchase Payment, as adjusted for Excess Withdrawals.	●1.60% (as a percentage of the Purchase Payment as adjusted for Excess Withdrawals)
●May only be elected at issue, and only in
conjunction with the Lincoln
ProtectedPay® Select rider.
●Available only if the Contractowner/
Annuitant is 45 to 75 years of age at the
time the Contract is issued.
●Joint life option is not available.
●Excess Withdrawals could significantly
reduce or terminate the benefit.
●If the Contract Value is reduced to zero
the benefit terminates.

Lincoln ProtectedPay® Select
Provides:
●Protected income payments based on
Contract Value when you choose to start
the Income Phase;
●Deferral Bonuses that increase the
Protected Annual Income rate each
complete Benefit Year during the Growth
Phase.
●2.75% (as a percentage of Contract Value on each Contract Date anniversary)
●Included in your Contract for an
additional charge at the time the Contract
is issued.
●Excess Withdrawals could significantly
reduce or terminate the benefit.
●Subject to a $600,000 maximum
protected income amounts across all
Living Benefit Riders.

Benefits Available [Table Text Block]
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Account Value Death Benefit	Provides a Death Benefit equal to the Contract Value.	None
●Available only if the Contractowner/
Annuitant is age 76 or over at the time
the Contract is issued.
●Poor investment performance could
significantly reduce the benefit.
●Withdrawals could significantly reduce
the benefit.

Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Automatic Withdrawal Service	Allows you to take periodic withdrawals from your Contract automatically.	None
●Withdrawals under AWS are subject to
applicable surrender charges.
●Withdrawals from Indexed Accounts will
be processed at a Segment’s Interim
Value as of the Valuation Date the
withdrawal is made unless the
withdrawal is processed on the End Date
of the Indexed Term.
●Withdrawals under AWS may be Excess
Withdrawals.
●We reserve the right to discontinue this
administrative service at any time.

Optional Benefits – Available for Election
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Guarantee of Principal Death Benefit	Provides a Death Benefit equal to the greater of (1) Contract Value; (2) the Purchase Payment, adjusted for withdrawals.	●1.00% Age at Issue 76 and over (as a percentage of Contract Value on each Contract Date Anniversary)
●Withdrawals could significantly reduce
the benefit.
●If the Contract Value is reduced to zero,
the benefit terminates.
●Included in the Contract for no additional
charge at the time the Contract is issued
for ages 45 - 75.

Estate LockSM Death Benefit	Provides a Death Benefit equal to the greater of (1) Contract Value; (2) the Purchase Payment, as adjusted for Excess Withdrawals.	●1.60% (as a percentage of the Purchase Payment as adjusted for Excess Withdrawals)
●May only be elected at issue, and only in
conjunction with the Lincoln
ProtectedPay® Select rider.
●Available only if the Contractowner/
Annuitant is 45 to 75 years of age at the
time the Contract is issued.
●Joint life option is not available.
●Excess Withdrawals could significantly
reduce or terminate the benefit.
●If the Contract Value is reduced to zero
the benefit terminates.

Lincoln ProtectedPay® Select
Provides:
●Protected income payments based on
Contract Value when you choose to start
the Income Phase;
●Deferral Bonuses that increase the
Protected Annual Income rate each
complete Benefit Year during the Growth
Phase.
●2.75% (as a percentage of Contract Value on each Contract Date anniversary)
●Included in your Contract for an
additional charge at the time the Contract
is issued.
●Excess Withdrawals could significantly
reduce or terminate the benefit.
●Subject to a $600,000 maximum
protected income amounts across all
Living Benefit Riders.

Guaranteed Minimum Income [Text Block]	Provides a Death Benefit equal to the Contract Value.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Optional Benefit Expense, Footnotes [Text Block]	This rider is included in the Contract for no additional charge for issue ages 45 – 75.The current charge for new elections of this rider is disclosed in a Rate Sheet.As an annualized percentage of the Purchase Payment, as adjusted for withdrawals, at the time of the charge. This charge is deducted from the Contract Value on an annual basis, with the first deduction occurring on the Valuation Date on or next following the rider effective date each Contract Year anniversary. The current death benefit charge will be less than or equal to the stated maximum annual charge rate and will be disclosed in a Rate Sheet prospectus supplement. See the Charges and Adjustments section for a discussion of how the charge is calculated.This rider is included in your Contract for an additional charge at the time the Contract is issued. The charge is based on an annualized percentage of the Contract Value, prior to any withdrawals and after the Segment Ending Value is determined. This charge is deducted from the Contract Value on an annual basis. The current rider annual charge rate will be less than or equal to the stated maximum annual charge rate and will be disclosed in a Rate Sheet prospectus supplement. See the Charges and Adjustments section for a discussion of how the charge is calculated.
Operation of Benefit [Text Block]	Rate Sheets The Deferral Bonus and Protected Annual Income rates available under Lincoln ProtectedPay® Select and Lincoln ProtectedPay® Select and Estate LockSM are declared in a Rate Sheet prospectus supplement. The Rate Sheet indicates the current rates and the date by which your application form must be signed and dated for a rider to be issued with those rates. The rates may be superseded at any time, in our sole discretion, and may be higher or lower than the rates and/or percentages on the previous Rate Sheet. The effective date of a subsequent Rate Sheet will be at least 10 days after it is filed. In order to get the rate indicated in a Rate Sheet, your application must be sent to us, and must be signed and dated on or after the effective date of the Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.lfg.com/VAprospectus or by calling us at 1-877-737-6872. The rates from previous effective periods are included in an Appendix to this prospectus. If the Deferral Bonus and Protected Annual Income rates that we are currently offering on the day the Contract and/or rider is issued are higher than the rates we were offering on the date you signed your application, you will receive the higher set of rates. If any rates have decreased when we compare the Deferral Bonus and Protected Annual Income rates that we are offering on the day you signed your application to the set of rates that we are offering on the day your Contract and/or rider is issued, your Contract and/or rider will be issued with the set of rates that were in effect on the day you signed your application.
Fees and Costs of Benefit [Text Block]	Protected Annual Income Rates for Lincoln ProtectedPay® Select and Lincoln ProtectedPay® Select and Estate LockSMThe initial Protected Annual Income rate is established when you elect the rider. This initial income rate is based on your age (younger of you and your spouse under the joint life option). The Deferral Bonus accrued during the Growth Phase of the rider added to the initial income rate equals your Protected Annual Income rate on the start date of the Income Phase.
Lincoln ProtectedPay® Select Single Life Rate				Lincoln ProtectedPay® Select Joint Life Rate
Age	Rate	Age	Rate	Age	Rate	Age	Rate
45	4.00%	66	6.10%	45	3.50%	66	5.60%
46	4.10%	67	6.20%	46	3.60%	67	5.70%
47	4.20%	68	6.30%	47	3.70%	68	5.80%
48	4.30%	69	6.40%	48	3.80%	69	5.90%
49	4.40%	70	6.50%	49	3.90%	70	6.00%
50	4.50%	71	6.60%	50	4.00%	71	6.10%
51	4.60%	72	6.70%	51	4.10%	72	6.20%
52	4.70%	73	6.80%	52	4.20%	73	6.30%
53	4.80%	74	6.90%	53	4.30%	74	6.40%
Lincoln ProtectedPay® Select Single Life Rate				Lincoln ProtectedPay® Select Joint Life Rate
Age	Rate	Age	Rate	Age	Rate	Age	Rate
54	4.90%	75	7.00%	54	4.40%	75	6.50%
55	5.00%	76	7.10%	55	4.50%	76	6.60%
56	5.10%	77	7.20%	56	4.60%	77	6.70%
57	5.20%	78	7.30%	57	4.70%	78	6.80%
58	5.30%	79	7.40%	58	4.80%	79	6.90%
59	5.40%	80	7.50%	59	4.90%	80	7.00%
60	5.50%	81	7.60%	60	5.00%	81	7.10%
61	5.60%	82	7.70%	61	5.10%	82	7.20%
62	5.70%	83	7.80%	62	5.20%	83	7.30%
63	5.80%	84	7.90%	63	5.30%	84	7.40%
64	5.90%	85	8.00%	64	5.40%	85	7.50%
65	6.00%			65	5.50%
Lincoln ProtectedPay® Select and Estate LockSM Single Life Rate
Age	Rate	Age	Rate
45	3.50%	61	5.10%
46	3.60%	62	5.20%
47	3.70%	63	5.30%
48	3.80%	64	5.40%
49	3.90%	65	5.50%
50	4.00%	66	5.60%
51	4.10%	67	5.70%
52	4.20%	68	5.80%
53	4.30%	69	5.90%
54	4.40%	70	6.00%
55	4.50%	71	6.10%
56	4.60%	72	6.20%
57	4.70%	73	6.30%
58	4.80%	74	6.40%
59	4.90%	75	6.50%
60	5.00%
Deferral Bonus RatesThe Deferral Bonus rate is established at the time the Contract is issued and will not change. The rate is based on your age (younger of you and your spouse under the joint life option). Each Benefit Year, the Deferral Bonus is added to the Protected Annual Income rate.
Lincoln ProtectedPay® Select Single Life Rate				Lincoln ProtectedPay® Select Joint Life Rate
Age	Rate	Age	Rate	Age	Rate	Age	Rate
45	0.20%	66	0.40%	45	0.20%	66	0.40%
46	0.20%	67	0.40%	46	0.20%	67	0.40%
47	0.20%	68	0.40%	47	0.20%	68	0.40%
48	0.20%	69	0.40%	48	0.20%	69	0.40%
49	0.20%	70	0.45%	49	0.20%	70	0.45%
50	0.25%	71	0.45%	50	0.25%	71	0.45%
51	0.25%	72	0.45%	51	0.25%	72	0.45%
52	0.25%	73	0.45%	52	0.25%	73	0.45%
53	0.25%	74	0.45%	53	0.25%	74	0.45%
54	0.25%	75	0.50%	54	0.25%	75	0.50%
55	0.30%	76	0.50%	55	0.30%	76	0.50%
56	0.30%	77	0.50%	56	0.30%	77	0.50%
57	0.30%	78	0.50%	57	0.30%	78	0.50%
58	0.30%	79	0.50%	58	0.30%	79	0.50%
59	0.30%	80	0.55%	59	0.30%	80	0.55%
60	0.35%	81	0.55%	60	0.35%	81	0.55%
61	0.35%	82	0.55%	61	0.35%	82	0.55%
62	0.35%	83	0.55%	62	0.35%	83	0.55%
63	0.35%	84	0.55%	63	0.35%	84	0.55%
64	0.35%	85	0.60%	64	0.35%	85	0.60%
65	0.40%			65	0.40%
Lincoln ProtectedPay® Select and Estate LockSM Single Life Rate
Age	Rate	Age	Rate
45	0.15%	61	0.30%
46	0.15%	62	0.30%
47	0.15%	63	0.30%
48	0.15%	64	0.30%
49	0.15%	65	0.35%
50	0.20%	66	0.35%
51	0.20%	67	0.35%
52	0.20%	68	0.35%
53	0.20%	69	0.35%
54	0.20%	70	0.40%
55	0.25%	71	0.40%
56	0.25%	72	0.40%
57	0.25%	73	0.40%
58	0.25%	74	0.40%
59	0.25%	75	0.45%
60	0.30%
In order to receive the rates indicated in this Rate Sheet, your application must be signed on and after May 1, 2026. We must receive your application in Good Order within 10 days from the date you sign your application, and the annuity must be funded within 45 calendar days. Good Order means the actual receipt by Lincoln at its Home Office of the requested transaction in writing, or by other means accepted by Lincoln, along with all the information and supporting legal documentation necessary to complete the transaction. Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.Appendix D — Protected Annual Income Rates for Previous Rider Elections  Lincoln ProtectedPay® Select and Lincoln ProtectedPay® Select and Estate LockSM Protected Annual Income Rates by Ages:Protected Annual Income Rates for Lincoln ProtectedPay® Select and Lincoln ProtectedPay® Select and Estate LockSM for contracts issued between September 12, 2025 and April 30, 2026 The initial Protected Annual Income rate is established when you elect the rider. This initial income rate is based on your age (younger of you and your spouse under the joint life option). The Deferral Bonus accrued during the Growth Phase of the rider added to the initial income rate equals your Protected Annual Income rate on the start date of the Income Phase.
Lincoln ProtectedPay® Select Single Life Rate				Lincoln ProtectedPay® Select Joint Life Rate
Age	Rate	Age	Rate	Age	Rate	Age	Rate
45	4.00%	66	6.10%	45	3.50%	66	5.60%
46	4.10%	67	6.20%	46	3.60%	67	5.70%
47	4.20%	68	6.30%	47	3.70%	68	5.80%
48	4.30%	69	6.40%	48	3.80%	69	5.90%
49	4.40%	70	6.50%	49	3.90%	70	6.00%
50	4.50%	71	6.60%	50	4.00%	71	6.10%
51	4.60%	72	6.70%	51	4.10%	72	6.20%
52	4.70%	73	6.80%	52	4.20%	73	6.30%
53	4.80%	74	6.90%	53	4.30%	74	6.40%
54	4.90%	75	7.00%	54	4.40%	75	6.50%
55	5.00%	76	7.10%	55	4.50%	76	6.60%
56	5.10%	77	7.20%	56	4.60%	77	6.70%
57	5.20%	78	7.30%	57	4.70%	78	6.80%
58	5.30%	79	7.40%	58	4.80%	79	6.90%
59	5.40%	80	7.50%	59	4.90%	80	7.00%
60	5.50%	81	7.60%	60	5.00%	81	7.10%
61	5.60%	82	7.70%	61	5.10%	82	7.20%
62	5.70%	83	7.80%	62	5.20%	83	7.30%
63	5.80%	84	7.90%	63	5.30%	84	7.40%
64	5.90%	85	8.00%	64	5.40%	85	7.50%
65	6.00%			65	5.50%
Lincoln ProtectedPay® Select and Estate LockSM Single Life Rate
Age	Rate	Age	Rate
45	3.50%	61	5.10%
46	3.60%	62	5.20%
47	3.70%	63	5.30%
48	3.80%	64	5.40%
49	3.90%	65	5.50%
50	4.00%	66	5.60%
51	4.10%	67	5.70%
52	4.20%	68	5.80%
53	4.30%	69	5.90%
54	4.40%	70	6.00%
55	4.50%	71	6.10%
Lincoln ProtectedPay® Select and Estate LockSM Single Life Rate
Age	Rate	Age	Rate
56	4.60%	72	6.20%
57	4.70%	73	6.30%
58	4.80%	74	6.40%
59	4.90%	75	6.50%
60	5.00%
Deferral Bonus Rates The Deferral Bonus rate is established at the time the Contract is issued and will not change. The rate is based on your age (younger of you and your spouse under the joint life option). Each Benefit Year, the Deferral Bonus is added to the Protected Annual Income rate.
Lincoln ProtectedPay® Select Single Life Rate				Lincoln ProtectedPay® Select Joint Life Rate
Age	Rate	Age	Rate	Age	Rate	Age	Rate
45	0.20%	66	0.40%	45	0.20%	66	0.40%
46	0.20%	67	0.40%	46	0.20%	67	0.40%
47	0.20%	68	0.40%	47	0.20%	68	0.40%
48	0.20%	69	0.40%	48	0.20%	69	0.40%
49	0.20%	70	0.45%	49	0.20%	70	0.45%
50	0.25%	71	0.45%	50	0.25%	71	0.45%
51	0.25%	72	0.45%	51	0.25%	72	0.45%
52	0.25%	73	0.45%	52	0.25%	73	0.45%
53	0.25%	74	0.45%	53	0.25%	74	0.45%
54	0.25%	75	0.50%	54	0.25%	75	0.50%
55	0.30%	76	0.50%	55	0.30%	76	0.50%
56	0.30%	77	0.50%	56	0.30%	77	0.50%
57	0.30%	78	0.50%	57	0.30%	78	0.50%
58	0.30%	79	0.50%	58	0.30%	79	0.50%
59	0.30%	80	0.55%	59	0.30%	80	0.55%
60	0.35%	81	0.55%	60	0.35%	81	0.55%
61	0.35%	82	0.55%	61	0.35%	82	0.55%
62	0.35%	83	0.55%	62	0.35%	83	0.55%
63	0.35%	84	0.55%	63	0.35%	84	0.55%
64	0.35%	85	0.60%	64	0.35%	85	0.60%
65	0.40%			65	0.40%
Lincoln ProtectedPay® Select and Estate LockSM Single Life Rate
Age	Rate	Age	Rate
45	0.15%	61	0.30%
46	0.15%	62	0.30%
47	0.15%	63	0.30%
48	0.15%	64	0.30%
49	0.15%	65	0.35%
50	0.20%	66	0.35%
51	0.20%	67	0.35%
52	0.20%	68	0.35%
53	0.20%	69	0.35%
54	0.20%	70	0.40%
55	0.25%	71	0.40%
56	0.25%	72	0.40%
Lincoln ProtectedPay® Select and Estate LockSM Single Life Rate
Age	Rate	Age	Rate
57	0.25%	73	0.40%
58	0.25%	74	0.40%
59	0.25%	75	0.45%
60	0.30%

Calculation Method of Benefit [Text Block]	Guarantee of Principal Death Benefit Charge The Guarantee of Principal Death Benefit is included at no additional cost for issue ages 75 and younger (based on the oldest of the Contractowner, joint owner or Annuitant), and is available for election at the time the Contract is issued for ages 76 and over (based on the oldest of the Contractowner, joint owner or Annuitant) for an additional fee. If you are over 75, and you elect the Guarantee of Principal Death Benefit, a charge will be deducted annually as long as the Death Benefit is in effect. The Death Benefit charge equals the charge rate multiplied by the Contract Value on the Valuation Date the charge is deducted. The charge is calculated and deducted prior to any withdrawals or fees that may occur on that day, and after the Segment Ending Value(s) is determined, as applicable. The deduction of the charge will be made in proportion to the value in each Indexed Account on the Valuation Date the charge is assessed. The charge will be applied proportionately on amounts withdrawn from each Segment at the time of full surrender. The charge will be deducted from each Indexed Account and the holding account (if the Guarantee of Principal Death Benefit has been elected) proportionately on an annual basis. The deduction will occur on the Valuation Date on or next following the rider effective date on each Benefit Year anniversary. This deduction from the Contract Value will reduce the Indexed Crediting Base of each Indexed Account proportionately. A portion of the charge, based on the number of days the Death Benefit was in effect that Benefit Year, will be deducted upon surrender of the Contract. The charge will not be deducted upon death or the election of any Annuity Payout option.Estate LockSM Death Benefit Charge If you elect the Estate LockSM Death Benefit rider, a charge will be deducted annually as long as the Death Benefit is in effect. The Death Benefit charge equals the current charge rate multiplied by the Purchase Payment decreased by Excess Withdrawals in the same proportion that withdrawals reduced the Contract Value on the Valuation Date the charge is deducted. The charge is calculated and deducted prior to any withdrawals or fees that may occur on that day, and after the Segment Ending Value(s) is determined, as applicable. The deduction of the charge will be made in proportion to the value in each Indexed Account on the Valuation Date the charge is assessed. The initial annual charge rate for the Estate LockSM Death Benefit is disclosed in a Rate Sheet prospectus supplement. The Rate Sheet indicates the current annual charge rate and the date by which your application must be signed and dated for the rider to be issued with that rate. The rate may be superseded at any time in our sole discretion and may be higher or lower than the rate on the previous Rate Sheet. Rate information for previous effective periods is included in an Appendix to this prospectus. Any change to the annual charge rate will be disclosed in a new Rate Sheet at least ten days before that charge becomes effective. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.lfg.com/VAprospectus or by calling us at 1-877-737-6872. The charge will be deducted from each Indexed Account proportionately on an annual basis. The deduction will occur on the Valuation Date on or next following the rider effective date on each Benefit Year anniversary. This deduction from the Contract Value will reduce the Indexed Crediting Base of each Indexed Account proportionately. The annual charge rate may not change prior to the 10th rider date anniversary; thereafter, the annual charge rate may change every Benefit Year. Any increase or decrease will be effective on the rider anniversary date, but the rate will never exceed the guaranteed maximum annual charge rate. We will notify you in writing of such an increase or decrease. You may not opt out of this increase. A portion of the charge, based on the number of days the Death Benefit was in effect that Benefit Year, will be deducted upon surrender of the Contract. The charge will not be deducted upon death or the election of any Annuity Payout option. Lincoln ProtectedPay® Select Protected Lifetime Income Fee If you elect the Lincoln ProtectedPay® Select rider, a fee will be deducted annually as long as the rider is in effect. The protected lifetime income fee is based on the Contract Value on each Benefit Year anniversary date, prior to any withdrawals or fees that may occur on that day, and after the Segment Ending Value is determined. The deduction of the fee will be made in proportion to the value in each Indexed Account on the Valuation Date the charge is assessed. The protected lifetime income fee rate(s) for the Lincoln ProtectedPay® Select rider is disclosed in a Rate Sheet prospectus supplement. The Rate Sheet indicates the current annual fee rate and the date by which your application must be signed and dated for a rider to be issued with that rate. The rate may be superseded at any time in our sole discretion and may be higher or lower than the rate on the previous Rate Sheet. Rate information for previous effective periods is included in an Appendix to this prospectus. Any change to the protected lifetime income annual fee rate will be disclosed in a new Rate Sheet at least ten days before that charge becomes effective. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.lfg.com/VAprospectus or by calling us at 1-877-737-6872. The fee will be deducted from each Indexed Account and the holding account (if applicable, and the Guarantee of Principal Death Benefit has been elected) proportionately on an annual basis. The deduction will occur on the Valuation Date on or next following the rider effective date on each Benefit Year anniversary. This deduction from the Contract Value will reduce the Indexed Crediting Base of each Indexed Account proportionately. If you have elected the Estate LockSM Death Benefit or the Guarantee of Principal Death Benefit, the deduction of this fee will not reduce the value of the guaranteed portion of your Death Benefit. The annual fee rate may not change prior to the 10th rider date anniversary; thereafter, the annual fee rate may change every Benefit Year. Any increase or decrease will be effective on the rider anniversary date, but the annual rate will never exceed the guaranteed maximum annual fee rate. We will notify you in writing of such an increase or decrease. If the rider fee rate increases from the current rate, you may opt out of the increase by notifying us within 25 days of the anniversary when the new rate would take effect. If the Contractowner opts out, then entire Contract Value will automatically by reallocated to an Indexed Account selected by us on the anniversary date when the increased rider fee rate would have otherwise begun. To reallocate to other available Indexed Accounts after opting out, the Contractowner must first accept the rider fee rate increase by notifying us prior to a future anniversary date. The fee will be discontinued upon termination of the rider. However, a portion of the rider fee, based on the number of days the rider was in effect that Benefit Year, will be deducted upon termination of the rider (except for death), or surrender of the contract. The fee will not be deducted upon death or the election of any Annuity Payout option.
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	Appendix A — Investment Options Available Under The ContractThe following is a list of Indexed Accounts currently available under the Contract. We may change the features of the Indexed Accounts listed below (including the Index and the current limits on Index gains and losses), offer new Indexed Accounts, and terminate existing Indexed Accounts. We will provide you with written notice before making any changes other than changes to the current limits on Index gains. Information about current limits on Index gains is available at www.lfg.com/llarates. Note: If amounts are removed from an Indexed Account before the end of its Indexed Term, we will apply a Contract Adjustment based on Interim Value. This may result in significant reduction in your Contract Value that could exceed any protection from Index loss that would be in place if you held the Indexed Segment until the end of the Indexed Term. See Indexed Accounts – Interim Value in the prospectus for additional details. The availability of Indexed Accounts may vary depending on the broker-dealer through which the Contract is sold. See Appendix C — Broker-Dealer Material Variations.
Index	Type of Index	Term Duration	Index Crediting Methodology	Protection Method and Amount of Protection		Guaranteed Minimum Declared Crediting Method Rate		Guaranteed Minimum Reset Rate Under Secure Lock+®
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.0%	Performance Cap	0.10%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to Point	15%	Protection Level	1.0%	Performance Cap	0.10%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to-Point	20%	Protection Level	1.0%	Performance Cap	0.10%	Performance Cap
S&P 500® Price Return Index[1,3]	Market Index	1-Year	Point-to-Point	100%	Protection Level	0.10%	Performance Cap	0.10%	Performance Cap
Russell 2000® Price Return Index[1]	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.0%	Performance Cap	0.10%	Performance Cap
Capital Strength Net Fee IndexSM 1, 4	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.0%	Performance Cap	0.10%	Performance Cap
Capital Strength Net Fee IndexSM 1, 4	Market Index	1-Year	Point-to-Point	15%	Protection Level	1.0%	Performance Cap	0.10%	Performance Cap
First Trust American Leadership IndexTM 1, 4	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.0%	Performance Cap	0.10%	Performance Cap
First Trust American Leadership IndexTM 1, 4	Market Index	1-Year	Point-to-Point	15%	Protection Level	1.0%	Performance Cap	0.10%	Performance Cap
MSCI EAFEE Index[1]	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.0%	Performance Cap	0.10%	Performance Cap
Capital Group Growth ETF[2]	Exchange Traded Fund	1-Year	Point-to-Point	10%	Protection Level	1.0%	Performance Cap	0.10%	Performance Cap
Capital Group Growth ETF[2]	Exchange Traded Fund	1-Year	Point-to-Point	15%	Protection Level	1.0%	Performance Cap	0.10%	Performance Cap
Capital Group Global Growth Equity ETF[2]	Exchange Traded Fund	1-Year	Point-to-Point	10%	Protection Level	1.0%	Performance Cap	0.10%	Performance Cap
Capital Group Global Growth Equity ETF[2]	Exchange Traded Fund	1-Year	Point-to-Point	15%	Protection Level	1.0%	Performance Cap	0.10%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	6-Year	Point-to-Point	15%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	6-Year	Point-to-Point	20%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	6-Year	Point-to-Point	25%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	6-Year	Point-to-Point	30%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
Index	Type of Index	Term Duration	Index Crediting Methodology	Protection Method and Amount of Protection		Guaranteed Minimum Declared Crediting Method Rate		Guaranteed Minimum Reset Rate Under Secure Lock+®
Russell 2000® Price Return Index[1]	Market Index	6-Year	Point-to-Point	15%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
Russell 2000® Price Return Index[1]	Market Index	6-Year	Point-to-Point	20%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
Russell 2000® Price Return Index[1]	Market Index	6-Year	Point-to-Point	25%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
Russell 2000® Price Return Index[1]	Market Index	6-Year	Point-to-Point	30%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
Capital Strength Net Fee IndexSM 1, 4	Market Index	6-Year	Point-to-Point	15%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
Capital Strength Net Fee IndexSM 1, 4	Market Index	6-Year	Point-to-Point	20%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
Capital Strength Net Fee IndexSM 1, 4	Market Index	6-Year	Point-to-Point	25%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
Capital Strength Net Fee IndexSM 1, 4	Market Index	6-Year	Point-to-Point	30%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
First Trust American Leadership IndexTM 1, 4	Market Index	6-Year	Point-to-Point	15%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
First Trust American Leadership IndexTM 1, 4	Market Index	6-Year	Point-to-Point	20%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
First Trust American Leadership IndexTM 1, 4	Market Index	6-Year	Point-to-Point	25%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
First Trust American Leadership IndexTM 1, 4	Market Index	6-Year	Point-to-Point	30%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	3-Year	Point-to-Point	10%	Protection Level	15.0%	Participation Rate	0.10%	Participation Rate
Capital Strength Net Fee IndexSM 1, 4	Market Index	3-Year	Point-to-Point	10%	Protection Level	15.0%	Participation Rate	0.10%	Participation Rate
First Trust American Leadership IndexTM 1, 4	Market Index	3-Year	Point-to-Point	10%	Protection Level	15.0%	Participation Rate	0.10%	Participation Rate
S&P 500® Price Return Index[1]	Market Index	6-Year	Point-to-Point	10%	Protection Level	15.0%	Participation Rate	0.10%	Participation Rate
Russell 2000® Price Return Index[1]	Market Index	6-Year	Point-to-Point	10%	Protection Level	15.0%	Participation Rate	0.10%	Participation Rate
Capital Strength Net Fee IndexSM 1, 4	Market Index	6-Year	Point-to-Point	10%	Protection Level	15.0%	Participation Rate	0.10%	Participation Rate
First Trust American Leadership IndexTM 1, 4	Market Index	6-Year	Point-to-Point	10%	Protection Level	15.0%	Participation Rate	0.10%	Participation Rate
MSCI EAFE Index[1]	Market Index	6-Year	Point-to-Point	10%	Protection Level	15.0%	Participation Rate	0.10%	Participation Rate
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.0%	Performance Trigger Rate	0.10%	Performance Trigger Rate
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to-Point	15%	Protection Level	1.0%	Performance Trigger Rate	0.10%	Performance Trigger Rate
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to-Point	20%	Protection Level	1.0%	Performance Trigger Rate	0.10%	Performance Trigger Rate
Capital Group Global Growth Equity ETF[2]	Exchange Traded Fund	1-Year	Point-to-Point	10%	Protection Level	1.0%	Performance Trigger Rate	0.10%	Performance Trigger Rate
Index	Type of Index	Term Duration	Index Crediting Methodology	Protection Method and Amount of Protection		Guaranteed Minimum Declared Crediting Method Rate		Guaranteed Minimum Reset Rate Under Secure Lock+®
Capital Group Global Growth Equity ETF[2]	Exchange Traded Fund	1-Year	Point-to-Point	15%	Protection Level	1.0%	Performance Trigger Rate	0.10%	Performance Trigger Rate
Capital Group Growth ETF[2]	Exchange Traded Fund	1-Year	Point-to-Point	10%	Protection Level	1.0%	Performance Trigger Rate	0.10%	Performance Trigger Rate
Capital Group Growth ETF[2]	Exchange Traded Fund	1-Year	Point-to-Point	15%	Protection Level	1.0%	Performance Trigger Rate	0.10%	Performance Trigger Rate
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.0%	Dual Performance Trigger Rate	0.10%	Dual Performance Trigger Rate
Russell 2000® Price Return Index[1]	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.0%	Dual Performance Trigger Rate	0.10%	Dual Performance Trigger Rate
Capital Strength Net Fee IndexSM 1, 4	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.0%	Dual Performance Trigger Rate	0.10%	Dual Performance Trigger Rate
First Trust American Leadership IndexTM 1, 4	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.0%	Dual Performance Trigger Rate	0.10%	Dual Performance Trigger Rate
Capital Group Global Growth Equity ETF[2]	Exchange Traded Fund	1-Year	Point-to-Point	10%	Protection Level	1.0%	Dual Performance Trigger Rate	0.10%	Dual Performance Trigger Rate
Capital Group Growth ETF[2]	Exchange Traded Fund	1-Year	Point-to-Point	10%	Protection Level	1.0%	Dual Performance Trigger Rate	0.10%	Dual Performance Trigger Rate
S&P 500® Price Return Index[1]	Market Index	6-Year	Point-to-Point	10%	Dual Plus	10.0%	Performance Cap		N/A
S&P 500® Price Return Index[1]	Market Index	6-Year	Point-to-Point	15%	Dual Plus	15.0%	Performance Cap		N/A
Russell 2000® Price Return Index[1]	Market Index	6-Year	Point-to-Point	15%	Dual Plus	15.0%	Performance Cap		N/A
Capital Strength Net Fee IndexSM 1, 4	Market Index	6-Year	Point-to-Point	15%	Dual Plus	15.0%	Performance Cap		N/A
First Trust American Leadership IndexTM 1, 4	Market Index	6-Year	Point-to-Point	15%	Dual Plus	15.0%	Performance Cap		N/A
S&P 500® Price Return Index[1]	Market Index	6-Year	Annual Lock	10%	Protection Level	1.0%	Performance Cap		N/A
Russell 2000® Price Return Index[1]	Market Index	6-Year	Annual Lock	10%	Protection Level	1.0%	Performance Cap		N/A
[1] The Index is a “price return Index,” not a “total return Index,” and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index. [2] The ETF provider deducts fees and costs when calculating performance. This will reduce the ETF return and may cause the ETF to underperform a direct investment in the securities composing the ETF. The Indexed Account that tracts the ETF does not participate in dividend or capital gains distributions of the ETF, if any. [3] This Indexed Account provides total protection from Index losses at the end of the Indexed Term. [4] The Index deducts fees and costs when calculating Index performance which will reduce the Index return and cause each Index to underperform a direct investment in the securities composing the Index. Each Indexed Account’s limit on Index losses is guaranteed not to change for as long as that Indexed Account remains available under the Contract. We will not offer a 1-Year Indexed Account with a Performance Cap, Performance Trigger Rate, or Dual Performance Trigger Rate below 1.00% (except in the case of the 100% Protection Level, which has a minimum Performance Cap of 0.10%) or a 6-Year Annual Lock Indexed Account with a Performance Cap below 1.00%. We will not offer a 6-Year Performance Cap or Dual Plus Indexed Account with a Performance Cap below 10.00%. We will not offer a 3-Year or 6-Year Participation Rate Indexed Account with a Participation Rate below 15.00%. If you choose to lock the Interim Value of an Indexed Segment under Secure Lock+®, we will reset the Performance Cap, the Participation Rate, Performance Trigger Rate, or Dual Performance Trigger Rate for that Indexed Segment, and that Reset Rate may be lower than these stated minimums. We will not offer a Reset Rate under Secure Lock+® less than 0.10%. However, we reserve the right to add and remove Indexed Accounts and to offer Indexed Accounts with different Crediting Methods or Protection Methods. As such, the limits on Index loss offered under the Contract may change from one Indexed Term to the next. We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses. See Indexed Accounts in the prospectus for additional details.
Index-Linked Option [Line Items]
Index-Linked Options Available, Legend [Text Block]	The following is a list of Indexed Accounts currently available under the Contract. We may change the features of the Indexed Accounts listed below (including the Index and the current limits on Index gains and losses), offer new Indexed Accounts, and terminate existing Indexed Accounts. We will provide you with written notice before making any changes other than changes to the current limits on Index gains. Information about current limits on Index gains is available at www.lfg.com/llarates. Note: If amounts are removed from an Indexed Account before the end of its Indexed Term, we will apply a Contract Adjustment based on Interim Value. This may result in significant reduction in your Contract Value that could exceed any protection from Index loss that would be in place if you held the Indexed Segment until the end of the Indexed Term. See Indexed Accounts – Interim Value in the prospectus for additional details. The availability of Indexed Accounts may vary depending on the broker-dealer through which the Contract is sold. See Appendix C — Broker-Dealer Material Variations.
Index-Linked Options Available [Table Text Block]
Index	Type of Index	Term Duration	Index Crediting Methodology	Protection Method and Amount of Protection		Guaranteed Minimum Declared Crediting Method Rate		Guaranteed Minimum Reset Rate Under Secure Lock+®
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.0%	Performance Cap	0.10%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to Point	15%	Protection Level	1.0%	Performance Cap	0.10%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to-Point	20%	Protection Level	1.0%	Performance Cap	0.10%	Performance Cap
S&P 500® Price Return Index[1,3]	Market Index	1-Year	Point-to-Point	100%	Protection Level	0.10%	Performance Cap	0.10%	Performance Cap
Russell 2000® Price Return Index[1]	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.0%	Performance Cap	0.10%	Performance Cap
Capital Strength Net Fee IndexSM 1, 4	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.0%	Performance Cap	0.10%	Performance Cap
Capital Strength Net Fee IndexSM 1, 4	Market Index	1-Year	Point-to-Point	15%	Protection Level	1.0%	Performance Cap	0.10%	Performance Cap
First Trust American Leadership IndexTM 1, 4	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.0%	Performance Cap	0.10%	Performance Cap
First Trust American Leadership IndexTM 1, 4	Market Index	1-Year	Point-to-Point	15%	Protection Level	1.0%	Performance Cap	0.10%	Performance Cap
MSCI EAFEE Index[1]	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.0%	Performance Cap	0.10%	Performance Cap
Capital Group Growth ETF[2]	Exchange Traded Fund	1-Year	Point-to-Point	10%	Protection Level	1.0%	Performance Cap	0.10%	Performance Cap
Capital Group Growth ETF[2]	Exchange Traded Fund	1-Year	Point-to-Point	15%	Protection Level	1.0%	Performance Cap	0.10%	Performance Cap
Capital Group Global Growth Equity ETF[2]	Exchange Traded Fund	1-Year	Point-to-Point	10%	Protection Level	1.0%	Performance Cap	0.10%	Performance Cap
Capital Group Global Growth Equity ETF[2]	Exchange Traded Fund	1-Year	Point-to-Point	15%	Protection Level	1.0%	Performance Cap	0.10%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	6-Year	Point-to-Point	15%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	6-Year	Point-to-Point	20%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	6-Year	Point-to-Point	25%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	6-Year	Point-to-Point	30%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
Index	Type of Index	Term Duration	Index Crediting Methodology	Protection Method and Amount of Protection		Guaranteed Minimum Declared Crediting Method Rate		Guaranteed Minimum Reset Rate Under Secure Lock+®
Russell 2000® Price Return Index[1]	Market Index	6-Year	Point-to-Point	15%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
Russell 2000® Price Return Index[1]	Market Index	6-Year	Point-to-Point	20%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
Russell 2000® Price Return Index[1]	Market Index	6-Year	Point-to-Point	25%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
Russell 2000® Price Return Index[1]	Market Index	6-Year	Point-to-Point	30%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
Capital Strength Net Fee IndexSM 1, 4	Market Index	6-Year	Point-to-Point	15%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
Capital Strength Net Fee IndexSM 1, 4	Market Index	6-Year	Point-to-Point	20%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
Capital Strength Net Fee IndexSM 1, 4	Market Index	6-Year	Point-to-Point	25%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
Capital Strength Net Fee IndexSM 1, 4	Market Index	6-Year	Point-to-Point	30%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
First Trust American Leadership IndexTM 1, 4	Market Index	6-Year	Point-to-Point	15%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
First Trust American Leadership IndexTM 1, 4	Market Index	6-Year	Point-to-Point	20%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
First Trust American Leadership IndexTM 1, 4	Market Index	6-Year	Point-to-Point	25%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
First Trust American Leadership IndexTM 1, 4	Market Index	6-Year	Point-to-Point	30%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	3-Year	Point-to-Point	10%	Protection Level	15.0%	Participation Rate	0.10%	Participation Rate
Capital Strength Net Fee IndexSM 1, 4	Market Index	3-Year	Point-to-Point	10%	Protection Level	15.0%	Participation Rate	0.10%	Participation Rate
First Trust American Leadership IndexTM 1, 4	Market Index	3-Year	Point-to-Point	10%	Protection Level	15.0%	Participation Rate	0.10%	Participation Rate
S&P 500® Price Return Index[1]	Market Index	6-Year	Point-to-Point	10%	Protection Level	15.0%	Participation Rate	0.10%	Participation Rate
Russell 2000® Price Return Index[1]	Market Index	6-Year	Point-to-Point	10%	Protection Level	15.0%	Participation Rate	0.10%	Participation Rate
Capital Strength Net Fee IndexSM 1, 4	Market Index	6-Year	Point-to-Point	10%	Protection Level	15.0%	Participation Rate	0.10%	Participation Rate
First Trust American Leadership IndexTM 1, 4	Market Index	6-Year	Point-to-Point	10%	Protection Level	15.0%	Participation Rate	0.10%	Participation Rate
MSCI EAFE Index[1]	Market Index	6-Year	Point-to-Point	10%	Protection Level	15.0%	Participation Rate	0.10%	Participation Rate
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.0%	Performance Trigger Rate	0.10%	Performance Trigger Rate
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to-Point	15%	Protection Level	1.0%	Performance Trigger Rate	0.10%	Performance Trigger Rate
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to-Point	20%	Protection Level	1.0%	Performance Trigger Rate	0.10%	Performance Trigger Rate
Capital Group Global Growth Equity ETF[2]	Exchange Traded Fund	1-Year	Point-to-Point	10%	Protection Level	1.0%	Performance Trigger Rate	0.10%	Performance Trigger Rate
Index	Type of Index	Term Duration	Index Crediting Methodology	Protection Method and Amount of Protection		Guaranteed Minimum Declared Crediting Method Rate		Guaranteed Minimum Reset Rate Under Secure Lock+®
Capital Group Global Growth Equity ETF[2]	Exchange Traded Fund	1-Year	Point-to-Point	15%	Protection Level	1.0%	Performance Trigger Rate	0.10%	Performance Trigger Rate
Capital Group Growth ETF[2]	Exchange Traded Fund	1-Year	Point-to-Point	10%	Protection Level	1.0%	Performance Trigger Rate	0.10%	Performance Trigger Rate
Capital Group Growth ETF[2]	Exchange Traded Fund	1-Year	Point-to-Point	15%	Protection Level	1.0%	Performance Trigger Rate	0.10%	Performance Trigger Rate
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.0%	Dual Performance Trigger Rate	0.10%	Dual Performance Trigger Rate
Russell 2000® Price Return Index[1]	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.0%	Dual Performance Trigger Rate	0.10%	Dual Performance Trigger Rate
Capital Strength Net Fee IndexSM 1, 4	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.0%	Dual Performance Trigger Rate	0.10%	Dual Performance Trigger Rate
First Trust American Leadership IndexTM 1, 4	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.0%	Dual Performance Trigger Rate	0.10%	Dual Performance Trigger Rate
Capital Group Global Growth Equity ETF[2]	Exchange Traded Fund	1-Year	Point-to-Point	10%	Protection Level	1.0%	Dual Performance Trigger Rate	0.10%	Dual Performance Trigger Rate
Capital Group Growth ETF[2]	Exchange Traded Fund	1-Year	Point-to-Point	10%	Protection Level	1.0%	Dual Performance Trigger Rate	0.10%	Dual Performance Trigger Rate
S&P 500® Price Return Index[1]	Market Index	6-Year	Point-to-Point	10%	Dual Plus	10.0%	Performance Cap		N/A
S&P 500® Price Return Index[1]	Market Index	6-Year	Point-to-Point	15%	Dual Plus	15.0%	Performance Cap		N/A
Russell 2000® Price Return Index[1]	Market Index	6-Year	Point-to-Point	15%	Dual Plus	15.0%	Performance Cap		N/A
Capital Strength Net Fee IndexSM 1, 4	Market Index	6-Year	Point-to-Point	15%	Dual Plus	15.0%	Performance Cap		N/A
First Trust American Leadership IndexTM 1, 4	Market Index	6-Year	Point-to-Point	15%	Dual Plus	15.0%	Performance Cap		N/A
S&P 500® Price Return Index[1]	Market Index	6-Year	Annual Lock	10%	Protection Level	1.0%	Performance Cap		N/A
Russell 2000® Price Return Index[1]	Market Index	6-Year	Annual Lock	10%	Protection Level	1.0%	Performance Cap		N/A
[1] The Index is a “price return Index,” not a “total return Index,” and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index. [2] The ETF provider deducts fees and costs when calculating performance. This will reduce the ETF return and may cause the ETF to underperform a direct investment in the securities composing the ETF. The Indexed Account that tracts the ETF does not participate in dividend or capital gains distributions of the ETF, if any. [3] This Indexed Account provides total protection from Index losses at the end of the Indexed Term. [4] The Index deducts fees and costs when calculating Index performance which will reduce the Index return and cause each Index to underperform a direct investment in the securities composing the Index. Each Indexed Account’s limit on Index losses is guaranteed not to change for as long as that Indexed Account remains available under the Contract. We will not offer a 1-Year Indexed Account with a Performance Cap, Performance Trigger Rate, or Dual Performance Trigger Rate below 1.00% (except in the case of the 100% Protection Level, which has a minimum Performance Cap of 0.10%) or a 6-Year Annual Lock Indexed Account with a Performance Cap below 1.00%. We will not offer a 6-Year Performance Cap or Dual Plus Indexed Account with a Performance Cap below 10.00%. We will not offer a 3-Year or 6-Year Participation Rate Indexed Account with a Participation Rate below 15.00%. If you choose to lock the Interim Value of an Indexed Segment under Secure Lock+®, we will reset the Performance Cap, the Participation Rate, Performance Trigger Rate, or Dual Performance Trigger Rate for that Indexed Segment, and that Reset Rate may be lower than these stated minimums. We will not offer a Reset Rate under Secure Lock+® less than 0.10%. However, we reserve the right to add and remove Indexed Accounts and to offer Indexed Accounts with different Crediting Methods or Protection Methods. As such, the limits on Index loss offered under the Contract may change from one Indexed Term to the next. We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses. See Indexed Accounts in the prospectus for additional details.
Index-Linked Option Available, Price Return Index Underperforms [Text Block]	The Index is a “price return Index,” not a “total return Index,” and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Available, Price Return Index Deducts Costs [Text Block]	The ETF provider deducts fees and costs when calculating performance. This will reduce the ETF return and may cause the ETF to underperform a direct investment in the securities composing the ETF. The Indexed Account that tracts the ETF does not participate in dividend or capital gains distributions of the ETF, if any.
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Each Indexed Account’s limit on Index losses is guaranteed not to change for as long as that Indexed Account remains available under the Contract. We will not offer a 1-Year Indexed Account with a Performance Cap, Performance Trigger Rate, or Dual Performance Trigger Rate below 1.00% (except in the case of the 100% Protection Level, which has a minimum Performance Cap of 0.10%) or a 6-Year Annual Lock Indexed Account with a Performance Cap below 1.00%. We will not offer a 6-Year Performance Cap or Dual Plus Indexed Account with a Performance Cap below 10.00%. We will not offer a 3-Year or 6-Year Participation Rate Indexed Account with a Participation Rate below 15.00%. If you choose to lock the Interim Value of an Indexed Segment under Secure Lock+®, we will reset the Performance Cap, the Participation Rate, Performance Trigger Rate, or Dual Performance Trigger Rate for that Indexed Segment, and that Reset Rate may be lower than these stated minimums. We will not offer a Reset Rate under Secure Lock+® less than 0.10%. However, we reserve the right to add and remove Indexed Accounts and to offer Indexed Accounts with different Crediting Methods or Protection Methods. As such, the limits on Index loss offered under the Contract may change from one Indexed Term to the next. We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses. See Indexed Accounts in the prospectus for additional details.
Index-Linked Option Available, Restrictions [Text Block]	The Index deducts fees and costs when calculating Index performance which will reduce the Index return and cause each Index to underperform a direct investment in the securities composing the Index.
Item 31A. Non-Variable Annuities [Line Items]
Non-variable Annuities [Table Text Block]	Item 31A. Information about Contracts with Indexed-Linked Options and Fixed Options Subject to a Contract Adjustment (a) The information in the chart below is current as of December 31, 2025:
Name of the Contract	Number of Contracts Outstanding	Total Value Attributable to the Index and/or Fixed Option Subject to an Adjustment	Number of Contracts Sold During the Prior Calendar Year	Gross Premiums Received During the Prior Calendar Year	Amount of Contract Value Redeemed During the Prior Calendar Year	Combination Contract (Yes/No)
Lincoln Level Advantage 2 IncomeSM B-Share	315	$116,247,430	315	$115,421,638	$20,200	No
Lincoln Level Advantage 2 IncomeSM Advisory	8	$3,772,645	8	$3,722,395	$8,418	No
(b) Current limits on Index gains in effect for each Indexed Account during the twelve months ending on December 31, 2025 filed herein.
Non-variable Annuities [Line Items]
Non-variable Annuities, Name	Lincoln Level Advantage 2 IncomeSM Advisory
Non-variable Annuities, Number Outstanding	8
Non-variable Annuities, Total Value	$ 3,772,645
Non-variable Annuities, Number Sold	8
Non-variable Annuities, Gross Premiums	$ 3,722,395
Non-variable Annuities, Value Redeemed	$ 8,418
Level Advantage 2 Income B Share | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	Death Benefits The chart below provides a brief overview of how the Death Benefit proceeds will be distributed if death occurs prior to the Annuity Commencement Date. Refer to your Contract for the specific provisions applicable upon death.
upon death of:	and...	and...	Death Benefit proceeds pass to:
Contractowner	There is a surviving joint owner	The Annuitant is living or deceased	Joint owner
Contractowner	There is no surviving joint owner	The Annuitant is living or deceased	Designated Beneficiary
upon death of:	and...	and...	Death Benefit proceeds pass to:
Contractowner	There is no surviving joint owner and the Beneficiary predeceases the Contractowner	The Annuitant is living or deceased	Contractowner's estate
Annuitant	The Contractowner is living	There is no contingent Annuitant	The youngest Contractowner becomes the contingent Annuitant and the Contract continues. The Contractowner may waive* this continuation and receive the Death Benefit proceeds.
Annuitant	The Contractowner is living	The contingent Annuitant is living	Contingent Annuitant becomes the Annuitant and the Contract continues
Annuitant**	The Contractowner is a trust or other non-natural person	No contingent Annuitant allowed with non-natural Contractowner	Designated Beneficiary
*Notification from the Contractowner to receive the Death Benefit proceeds must be received within 75 days of the death of the Annuitant. **Death of Annuitant is treated like death of the Contractowner. If the Contractowner (or a joint owner) or Annuitant dies prior to the Annuity Commencement Date, a Death Benefit may be payable. This Death Benefit terminates on the Annuity Commencement Date. You should consider the following provisions carefully when designating the Beneficiary, Annuitant, any contingent Annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the Contract may significantly affect the amount and timing of the Death Benefit or other amount paid upon a Contractowner's or Annuitant's death. You may designate a Beneficiary during your lifetime and change the Beneficiary by filing a written request with our Home Office. Each change of Beneficiary revokes any previous designation. We reserve the right to request that you send us the Contract for endorsement of a change of Beneficiary. Upon the death of the Contractowner, a Death Benefit will be paid to the Beneficiary. Upon the death of a joint owner, the Death Benefit will be paid to the surviving joint owner. If the Contractowner is a corporation or other non-individual (non-natural person), the death of the Annuitant will be treated as death of the Contractowner. If an Annuitant who is not the Contractowner or joint owner dies, then the contingent Annuitant, if named, becomes the Annuitant and no Death Benefit is payable on the death of the Annuitant. If no contingent Annuitant is named, the Contractowner (or younger of joint owners) becomes the Annuitant. Alternatively, a Death Benefit may be paid to the Contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this Death Benefit must be received by us within 75 days of the death of the Annuitant. The Contract terminates when any Death Benefit is paid due to the death of the Annuitant.Only the Contract Value as of the Valuation Date we approve the payment of the death claim is available as a Death Benefit if a Contractowner, joint owner, or Annuitant was added or changed subsequent to the effective date of this Contract unless the change occurred because of the death of a prior Contractowner, joint owner, or Annuitant. If your Contract Value equals zero, no Death Benefit will be paid.
Level Advantage 2 Income B Share | Estate Lock Death Benefit Rider - Single Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.45%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.45%
Level Advantage 2 Income B Share | Estate Lock Death Benefit Rider - Joint Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.45%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.45%
Level Advantage 2 Income B Share | Lincoln ProtectedPay - Single Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Level Advantage 2 Income B Share | Lincoln ProtectedPay - Joint Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
Level Advantage 2 Income B Share | Automatic Withdrawal Service
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Automatic Withdrawal Service
Purpose of Benefit [Text Block]	Allows you to take periodic withdrawals from your Contract automatically.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●Withdrawals under AWS are subject to applicable surrender charges.●Withdrawals from Indexed Accounts will be processed at a Segment’s Interim Value as of the Valuation Date the withdrawal is made unless the withdrawal is processed on the End Date of the Indexed Term.●Withdrawals under AWS may be Excess Withdrawals.●We reserve the right to discontinue this administrative service at any time.
Name of Benefit [Text Block]	Automatic Withdrawal Service
Operation of Benefit [Text Block]	Automatic Withdrawal Service. The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your Contract Value. Withdrawals under AWS are subject to applicable surrender charges. Withdrawals from Indexed Accounts will be at Interim Value unless they coincide with a Segment End Date. See Charges and Adjustments — Surrender Charge and Indexed Accounts – Interim Value. Participating in an AWS may potentially expose you to certain risks. See Principal Risks of Investing in the Contract. Withdrawals under AWS will be noted on your quarterly statement. Confirmation statements for each individual withdrawal will not be issued. Currently, there is no charge for this service. However, we reserve the right to impose one after appropriate notice to Contractowners. In order to take advantage of this service, you will need to complete the appropriate election form that is available online at LincolnFinancial.com or from our Home Office. This service will stop once we are notified of a pending death claim. We reserve the right to discontinue this administrative service at any time.
Level Advantage 2 Income B Share | Guarantee of Principal Death Benefit Age at Issue 76 or Older
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%
Level Advantage 2 Income B Share | Estate Lock Death Benefit
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.60%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Estate LockSM Death Benefit
Purpose of Benefit [Text Block]	Provides a Death Benefit equal to the greater of (1) Contract Value; (2) the Purchase Payment, as adjusted for Excess Withdrawals.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.60%
Brief Restrictions / Limitations [Text Block]	●May only be elected at issue, and only in conjunction with the Lincoln ProtectedPay® Select rider.●Available only if the Contractowner/Annuitant is 45 to 75 years of age at the time the Contract is issued.●Joint life option is not available.●Excess Withdrawals could significantly reduce or terminate the benefit.●If the Contract Value is reduced to zero the benefit terminates.
Name of Benefit [Text Block]	Estate LockSM Death Benefit
Calculation Method of Benefit [Text Block]	Estate LockSM Death Benefit. The Estate LockSM Death Benefit rider is available for an additional charge and may only be elected when the Contract is issued. The Estate LockSM Death Benefit is available only in conjunction with the Lincoln ProtectedPay® Select rider, subject to state availability and broker-dealer approval. The rider will be effective on the Contract’s effective date. The Contractowner/Annuitant must be 45 to 75 years of age at the time the Contract is issued. The Estate LockSM Death Benefit provides a Death Benefit equal to the greater of: ●the current Contract Value as of the Valuation Date we approve the payment of the claim; or ●the Purchase Payment decreased by Excess Withdrawals in the same proportion that withdrawals reduced the Contract Value. Withdrawals less than or equal to the Protected Annual Income amount during the Income Phase of Lincoln ProtectedPay® Select do not reduce the Purchase Payments for this Death Benefit. All withdrawals reduce the Contract Value. For example, assume Purchase Payment into the Contract of $25,000. The Contract Value decreases and equals $22,000 on the Valuation Date the death claim is approved. Since your principal is guaranteed and not reduced for Protected Annual Income, the amount of Death Benefit paid equals $25,000. If the Contract Value is reduced to zero, the Estate LockSM Death Benefit will terminate. The Beneficiary will receive a final payment upon the death of the Contractowner, provided that the amount of the Purchase Payment exceeds the sum of the Protected Annual Income withdrawals taken. The final payment will equal the amount of the Purchase Payment minus the amount of Protected Annual Income withdrawals. This final payment will also be reduced proportionately for any Excess Withdrawals. If the spouse elects to continue the Contract, the Account Value Death Benefit will continue to be in effect. Note: The Contract Value for Indexed Segments is the Interim Value unless the claim is processed on a Segment End Date. In a declining market, Excess Withdrawals reduce the Death Benefit in the same proportion the Contract Value is reduced, which has a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to Excess Withdrawals include deductions for any applicable charges associated with those withdrawals and premium taxes, if any. The Estate LockSM Death Benefit may not be terminated unless you surrender the Contract. In addition, the Death Benefit rider will terminate: 1.if the Contract Value is reduced to zero; 2.on the Annuity Commencement Date or upon the election of any Annuity Payout option; 3.upon payment of a Death Benefit; or 4.at any time the Contractowner/Annuitant is changed. If this occurs, the Account Value Death Benefit will be in effect. If the Beneficiary is the spouse of the Contractowner, the surviving spouse may elect to continue the Contract as the new Contractowner but will not be allowed to assume the Estate LockSM Death Benefit.
Level Advantage 2 Income B Share | Lincoln ProtectedPay Select
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Lincoln ProtectedPay® Select
Purpose of Benefit [Text Block]	Provides: ●Protected income payments based on Contract Value when you choose to start the Income Phase;●Deferral Bonuses that increase the Protected Annual Income rate each complete Benefit Year during the Growth Phase.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
Brief Restrictions / Limitations [Text Block]	●Included in your Contract for an additional charge at the time the Contract is issued.●Excess Withdrawals could significantly reduce or terminate the benefit.●Subject to a $600,000 maximum protected income amounts across all Living Benefit Riders.
Name of Benefit [Text Block]	Lincoln ProtectedPay® Select
Operation of Benefit [Text Block]	Lincoln ProtectedPay® Select Lincoln ProtectedPay® Select is an income rider that provides guaranteed lifetime periodic withdrawals based on specified percentages of your Contract Value. You may receive Protected Annual Income payments for your lifetime (or for the lifetimes of you and your spouse under the joint life option, if available). The rider also provides an optional death benefit rider. You must choose one of the following rider options: ●Lincoln ProtectedPay® Select ●Lincoln ProtectedPay® Select and Estate LockSM Death Benefit. Additionally, you must declare the measuring life (single life or joint life option) that will be used to determine the Protected Annual Income percentage rate. The joint life option is not available if the Estate LockSM Death Benefit has been selected. The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the contract upon death of the Contractowner), including any sale or assignment of the contract as collateral. Please note any withdrawals made prior to the earlier of the first Contract anniversary or age 59 (“waiting period”) or that exceed the Protected Annual Income amount are considered Excess Withdrawals. In most states, amounts that are payable to any assignee or assignee’s bank account are considered Excess Withdrawals. Excess Withdrawals may significantly reduce your Contract Value as well as your Protected Annual Income amount by an amount greater than the dollar amount of the Excess Withdrawal and will terminate the rider if your Contract Value is reduced to zero. Availability. The Lincoln ProtectedPay® Select and Lincoln ProtectedPay® Select and Estate LockSM Death Benefit riders are only available at the time your Contract is purchased, subject to approval in your state, and will be effective on the Contract's effective date. The initial Purchase Payment must be at least $25,000. Rider elections are subject to Home Office approval if your Contract Value totals $1 million or more. This amount takes into consideration the total guaranteed amounts under the Living Benefit Riders for all contracts issued by the Company (or its affiliates) for the same Contractowner, joint owner, and/or Annuitant. Lincoln ProtectedPay® Select is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The Contractowner/Annuitant as well as the spouse under the joint life option must be age 45 to 85 years of age at the time the Contract is issued (age 45 to 75 years of age if the Estate LockSM Death Benefit is also elected).Benefit Year. The Benefit Year is the 12-month period starting with the rider effective date of the rider and starting with each anniversary of the rider effective date after that. The Benefit Year anniversary date will always be the Contract Year anniversary date. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date. Phases of the Rider: Growth Phase. The Growth Phase is the period between the Contract issue date and the beginning of the Income Phase. During this period, Deferral Bonuses are awarded and added to the initial Protected Annual Income rate, as long as protected withdrawals have not begun. Deferral Bonuses are available up to the earlier of 15 years or age 85 (based on the younger covered life if joint lives elected). Income Phase. The Income Phase begins after the waiting period has expired, and is the period during which Protected Annual Income withdrawals are being taken. The Protected Annual Income will be established on the income start date. It cannot increase after it is established but may be decreased by Excess Withdrawals. Secure Lock+® is not available during the Income Phase. Deferral Bonus. During the Growth Phase, you will receive a Deferral Bonus for each full Benefit Year that income is deferred up to the earlier of 15 years or age 85 (based on the younger covered life under the joint life option). The Deferral Bonus rate is established at the time the Contract is issued and will not change. Each Benefit Year, the Deferral Bonus is added to the Protected Annual Income rate, as reflected in the following example: Initial Protected Annual Income rate: 3.00% (determined at contract issuance)
Deferral Bonus rate: 0.25% (determined at contract issuance) Assuming income starts on 5th Benefit Year Anniversary, Deferral Bonuses will grow the Protected Annual Income rate to 4.25% as shown below:
Protected Annual Income rate after 1st Benefit Year	3.25%
Protected Annual Income rate after 2nd Benefit Year	3.50%
Protected Annual Income rate after 3rd Benefit Year	3.75%
Protected Annual Income rate after 4th Benefit Year	4.00%
Protected Annual Income rate after 5th Benefit Year	4.25%
The Deferral Bonus rates are disclosed in a Rate Sheet prospectus supplement. The Rate Sheet indicates the current rates and the date by which your application must be signed and dated for a rider to be issued with that rate. The rates may be superseded at any time in our sole discretion and may be higher or lower than the rate on the previous Rate Sheet. Any change to the Deferral Bonus rates will be disclosed in a new Rate Sheet at least ten days before it becomes effective. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.lfg.com/VAprospectus or by calling us at the number listed in your prospectus Protected Annual Income Withdrawals. Protected Annual Income withdrawals up to the maximum Protected Annual Income amount are available at the minimum age stated on the Rate Sheet (as long as any required waiting period has expired). The Protected Annual Income amount may be withdrawn from the Contract each Benefit Year. As long as the Protected Annual Income amount is not reduced to zero because of an Excess Withdrawal, these withdrawals may be taken for your lifetime (single life option) or the lifetimes of you and your spouse (joint life option). The allowable maximum Protected Annual Income amount is $600,000. This amount takes into consideration the combined Protected Annual Income amounts (including any guaranteed amounts) for all Living Benefit Riders issued by the Company (or its affiliates) for the same Contractowner, joint owner, and/or Annuitant. This maximum is determined by totaling the guaranteed amounts on each Valuation Date. You will not be entitled to the Protected Annual Income amount if your Contract Value is reduced to zero as a result of an Excess Withdrawal. If the Contract Value is reduced to zero due to an Excess Withdrawal, the rider will terminate. The initial income percentage rate is based on your age (or the age of the younger of you or your spouse under the joint life option) at the time the Contract is issued and cannot be changed. The Deferral Bonus rate accrued during the Growth Phase added to the initial income percentage equals your Protected Annual Income rate. Your Protected Annual Income amount is established at the start of the Income Phase, and is determined by multiplying the Protected Annual Income rate by the greater of 1) the Contract Value on income start date and 2) 50% of the Purchase Payment (adjusted proportionately by Excess Withdrawals and reduced for protected lifetime income fees). Once the Protected Annual Income amount is determined, it will not change, but could be decreased by Excess Withdrawals, as described below. The initial percentage rates applicable to new rider elections are set forth in a supplement to this prospectus, called a Rate Sheet. The Rate Sheet indicates the Protected Annual Income rates and the date by which your application must be signed and dated for a contract to be issued with those rates. The rates may be superseded at any time, in our sole discretion, and may be higher or lower than the rates on the previous Rate Sheet. The effective date of a subsequent Rate Sheet will be at least 10 days after it is filed. In order to get the rate indicated in a Rate Sheet, your application must be sent to us and must be signed and dated on or after the effective date of the Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet information by contacting your registered representative, online at www.lfg.com/VAprospectus, or by calling us at number listed in your prospectus. Protected Annual Income rates for previous effective periods are included in Appendix D to this prospectus. Withdrawals equal to or less than the Protected Annual Income amount will reduce the Contract Value by the dollar amount of the withdrawal and may have a negative effect on other values under the Contract. The Indexed Account Crediting Base and any holding account will be reduced in the same proportion the withdrawal reduced the Interim Value. Unless a request for a withdrawal specified otherwise, withdrawals will be made in the following order: 1) from the holding account (if any); 2) from a Segment with a 100% Protection Level (if any); 3) proportionately from Segments with a one-year term (if any); and 4) proportionately from Segments with a term greater than one year. Alternatively, you can request that the withdrawal be taken from a specific Indexed Account by calling our Home Office. The following example shows the calculation of a $10,000 Protected Annual Income amount and assumes an issue age of 50, a 3% Protected Annual Income rate, income start at age 60, a Deferral Bonus rate of 0.20%, ten completed Benefit Years, and a Contract Value of $200,000 on the income start date:
Contract Value on the income start date	$200,000
Protected Annual Income rate (3% + (0.20% x 10)	5%
Initial Protected Annual Income amount on the income start date ($200,000 x 5%)	$10,000
Excess Withdrawals. Excess Withdrawals are: 1.the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Protected Annual Income amount at the time of the withdrawal; 2.withdrawals made prior to the Income Phase; or 3.withdrawals that are payable to any assignee or assignee’s bank account. When an Excess Withdrawal occurs: 1.the Contract Value is reduced by the amount of the Excess Withdrawal; and 2.during the Income Phase, the Protected Annual Income amount will be reduced in the same proportion that the Excess Withdrawal reduces the Contract Value. The following example shows how an excess withdrawal reduces the Protected Annual Income amount. This example assumes a $6,000 Protected Annual Income amount, a $10,000 withdrawal and no other withdrawals taken in that policy year.
Contract Value on the date of withdrawals	$100,000
Current Protected Annual Income	$6,000
Withdrawal amount	$10,000
Excess withdrawal ($10,000 - $6,000)	$4,000
Excess withdrawal as a percentage of Contract Value ($4,000 / ($100,000 - $6,000)	4.25%
Protected Annual Income reduction (4.25% x $6,000)	$255
Protected Annual Income after excess withdrawal ($6,000 - $255)	$5,745
Once the Income Phase has begun, your quarterly statements will include the Protected Annual Income amount (as adjusted for Protected Annual Income amount payments in a Benefit Year, and Excess Withdrawals) available to you for the Benefit Year in order for you to determine whether a withdrawal may be an Excess Withdrawal. We encourage you to either consult with your registered representative or call us at the number provided in your prospectus if you have any questions about Excess Withdrawals. In a declining market, Excess Withdrawals may significantly reduce your Contract Value and Protected Annual Income amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. If the Contract Value is reduced to zero due to an Excess Withdrawal, the rider and Contract will terminate. Surrender charges are waived on cumulative withdrawals less than or equal to the Protected Annual Income amount during the Income Phase. Excess Withdrawals will be subject to surrender charges unless one of the waivers of surrender charge provisions is applicable. Withdrawals from IRA contracts will not be considered Excess Withdrawals (even if they exceed the Protected Annual Income amount) only if the withdrawals are taken as systematic installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMD’s to apply, the following must occur: 1.Lincoln’s automatic withdrawal service is used to calculate and pay the RMD; 2.The RMD calculation must be based only on the value in this Contract; 3.No withdrawals other than RMD’s are made within the Benefit Year (except as described in the next paragraph); 4.This Contract is not a beneficiary IRA; and 5.The younger of you or your spouse (joint life option) reach the minimum age, as stated on the Rate Sheet. If your RMD withdrawals during a Benefit Year are less than the Protected Annual Income amount, an additional amount up to the Protected Annual Income amount may be withdrawn and will not be subject to surrender charges. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Protected Annual Income amount, including amounts attributable to RMDs, will be treated as Excess Withdrawals. Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income See the prospectus - Federal Tax Matters. Protected Annual Income Payout Option. The Protected Annual Income Payout Option (“PAIPO”) is an Annuity Payout option under which you will receive annuity payments for life. This option is different from other Annuity Payout options which are based on your Contract Value. If you are required to take annuity payments because you have reached the Annuity Commencement Date, you have the option of electing the PAIPO. Annuity payments made under PAIPO will equal the Protected Annual Income Amount as adjusted for withdrawals. Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Protected Annual Income amount for the life of the Annuitant or the life of the Secondary Life for the joint life option. Once you elect the PAIPO, the death benefit terminates, and the Beneficiary will not receive a death benefit payment. Death Prior to the Annuity Commencement Date. Lincoln ProtectedPay® Select has no provision for a payout of the Protected Annual Income upon death of the Contractowner or Annuitant and provides no increase in value to the Death Benefit over and above what the Death Benefit provides in the base contract (unless the Estate LockSM Death Benefit has been elected). At the time of death, if the Contract Value equals zero, no Death Benefit options will be in effect. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. Upon the death of the single life, this rider will end and no further Protected Annual Income amounts are available (even if there was remaining Protected Annual Income at the time of the death). Upon the first death under the joint life option, withdrawals up to the Protected Annual Income amount continue to be available for the life of the secondary life. Upon the death of the surviving spouse, the Lincoln ProtectedPay® Select rider will end and no further Protected Annual Income amounts are available. Termination. If the Estate LockSM Death Benefit has been elected, the Contractowner may not voluntarily terminate the rider. If the Estate LockSM Death Benefit has not been elected, the Contractowner may terminate the rider after the 10th Benefit Year anniversary by notifying us in writing of the request to terminate. Lincoln ProtectedPay® Select rider will automatically terminate: ●on the Annuity Commencement Date (except payments under the Protected Annual Income Payout Option will continue if applicable);●upon death under the single life option or the death of both covered lives under the joint life option; ●when the Protected Annual Income amount or Contract Value is reduced to zero due to an Excess Withdrawal; ●if the Contractowner or Annuitant is changed (except if the surviving spouse assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral; ●on the date the Contractowner is changed pursuant to an enforceable divorce agreement or decree; or ●upon surrender or termination of the underlying annuity contract. Upon effective termination of this rider, the benefit and charges within this rider will terminate. If you terminate the rider, it may not be re-elected.
Level Advantage 2 Income B Share | Account Value Death Benefit
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Account Value Death Benefit
Purpose of Benefit [Text Block]	Provides a Death Benefit equal to the Contract Value.
Brief Restrictions / Limitations [Text Block]	●Available only if the Contractowner/Annuitant is age 76 or over at the time the Contract is issued.●Poor investment performance could significantly reduce the benefit.●Withdrawals could significantly reduce the benefit.
Name of Benefit [Text Block]	Account Value Death Benefit
Calculation Method of Benefit [Text Block]	Account Value Death Benefit. The Account Value Death Benefit provides a Death Benefit equal to the Contract Value on the Valuation Date the Death Benefit is approved by us for payment. No additional Death Benefit is provided. For example, assume an initial deposit into the Contract of $25,000. The Contract Value increases and equals $28,000 on the Valuation Date the Death Benefit is approved by us for payment. The amount of Death Benefit paid equals $28,000. The Account Value Death Benefit rider is included in your Contract for issue ages 76 and over (based on the oldest of the Contractowner, joint owner or Annuitant). The Account Value Death Benefit is not available for election, for issue ages 45 to 75, but automatically becomes effective at the time all Contractowners and Annuitants are changed. Once you have the Account Value Death Benefit, this Death Benefit cannot be changed. There is no charge for this Death Benefit.
Level Advantage 2 Income B Share | Guarantee of Principal Death Benefit
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Guarantee of Principal Death Benefit
Purpose of Benefit [Text Block]	Provides a Death Benefit equal to the greater of (1) Contract Value; (2) the Purchase Payment, adjusted for withdrawals.
Brief Restrictions / Limitations [Text Block]	Withdrawals could significantly reduce the benefit.●If the Contract Value is reduced to zero, the benefit terminates. ●Included in the Contract for no additional charge at the time the Contract is issued for ages 45 - 75.
Name of Benefit [Text Block]	Guarantee of Principal Death Benefit
Operation of Benefit [Text Block]	The Guarantee of Principal Death Benefit may not be terminated unless you surrender the Contract. In addition, the rider will terminate: 1.on the Annuity Commencement Date; 2.upon payment of a Death Benefit under the Guarantee of Principal Death Benefit (unless the Contract is continued by the surviving spouse); or 3.at any time all Contractowners or Annuitants are changed. If this occurs, the Account Value Death Benefit will be in effect.
Calculation Method of Benefit [Text Block]	Guarantee of Principal Death Benefit. The Guarantee of Principal Death Benefit rider is included in your Contract at no additional cost for issue ages 75 and younger (based on the oldest of the Contractowner, joint owner or Annuitant), and is available for election at the time the Contract is issued for ages 76 and over for an additional fee. The Guarantee of Principal Death Benefit provides a Death Benefit equal to the greater of: ●the Contract Value as of the Valuation Date we approve the payment of the claim; or ●the Purchase Payment decreased by all withdrawals in the same proportion that withdrawals reduced the Contract Value. For example, assume a Purchase Payment into the Contract of $25,000. The Contract Value decreases and equals $22,000 on the Valuation Date the Death Benefit is approved. Since your principal is guaranteed (adjusted for withdrawals), the amount of Death Benefit paid equals $25,000. Note: The Contract Value for Indexed Segments is the Interim Value unless the claim is processed on a Segment End Date. In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount of the withdrawal from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals and premium taxes, if any.
Level Advantage 2 Income B Share | General Death Benefit Information
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	General Death Benefit Information Your Death Benefit terminates on and after the Annuity Commencement Date. If there are joint owners, upon the death of the first Contractowner, we will pay a Death Benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, that individual may continue the Contract as sole Contractowner. Upon the death of the spouse who continued the Contract, we will pay a Death Benefit to the designated Beneficiary(ies). If the Beneficiary is the spouse of the Contractowner, then the spouse may elect to continue the Contract as the new Contractowner. In this situation, a portion of the Death Benefit may be credited to the Contract. Any portion of the Death Benefit that would have been payable (if the Contract had not been continued) that exceeds the current Contract Value on the Valuation Date we approve the claim will be added to the Contract Value and placed in a non-interest bearing holding account. You may reallocate any Contract Value from the holding account to an Indexed Account on the next Indexed Anniversary Date. If you do not provide reallocation instructions before the first Indexed Anniversary following the deposit into the holding account, your Contract Value will be moved to the 1-Year S&P 500® Price Index with Performance Cap, 100% Protection. If the Contract is continued in this way, the Guarantee of Principal Death Benefit rider and charge, if applicable, will continue. The rider charge rate that was in effect immediately prior to the death will continue to apply. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. You are strongly encouraged to consult a tax advisor before electing spousal rights under the Contract. The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of a claim submitted in Good Order or one year from the date of the death for nonqualified contracts and December 31st of the year following death for IRAs. To be in Good Order, we require all the following: 1.an original certified death certificate, or other proof of death satisfactory to us; and 2.written authorization for payment; and 3.all required claim forms, fully completed (including selection of a settlement option). Notwithstanding any provision of this Contract to the contrary, the payment of Death Benefits provided under this Contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters. Unless otherwise provided in the Beneficiary designation, one of the following procedures will take place on the death of a Beneficiary: ●if any Beneficiary dies before the Contractowner, that Beneficiary’s interest will go to any other Beneficiaries named, according to their respective interests; and/or ●if no Beneficiary survives the Contractowner, the proceeds will be paid to the Contractowner’s estate. If the Beneficiary is a minor, court documents appointing the guardian/custodian may be required. The Beneficiary may choose the method of payment of the Death Benefit unless the Contractowner has already selected a settlement option. All methods of payment of Death Benefit must comply with Section 72(s) of the Code, or Section 401(a)(9) of the Code for qualified contracts. The Death Benefit payable to the Beneficiary or joint owner of a nonqualified contract must be distributed within five years of the Contractowner’s date of death unless the Beneficiary begins receiving within one year of the Contractowner’s death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary’s life expectancy and payments must begin within one year of the Contractowner’s date of death. For qualified contracts, the Death Benefit payable to the Beneficiary or joint owner must be distributed within 10 years of the Contractowner's date of death unless the Beneficiary qualifies as an eligible designated beneficiary and begins receiving distributions before December 31st of the year following the year of the Contractowner's death. The eligible designated beneficiary must begin receiving the distributions in the form of annuity not extending beyond the Beneficiary's life expectancy. Note: Indexed Accounts cannot be divided into separate contracts when there are multiple beneficiaries. If more than one beneficiary chooses a death benefit option other than a lump sum, the existing Indexed Account(s) will need to be surrendered at the Interim Value to be allocated to multiple beneficiaries. New Indexed Accounts can be selected on the new contracts if desired with the currently available features. Upon the death of the Annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment. The recipient of a Death Benefit may elect to receive payment either in the form of a lump sum settlement or an Annuity Payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Level Advantage 2 Income B Share | Interim Value
Item 2. Overview of the Contract [Line Items]
Overview, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]	Contract Adjustments If you make any withdrawals, including Protected Annual Income withdrawals, surrender, or terminate your Contract, reallocate Con-tract Value from an Indexed Segment, annuitize your Contract or upon payment of a Death Benefit from an Indexed Segment on any date prior to the Segment End Date, your Contract Value in the Indexed Segment will be subject to a Contract Adjustment based on Interim Value. You could lose a significant amount of money due to Contract Adjustments based on Interim Values if amounts are removed from an Indexed Segment prior to the Segment End Date. Your Interim Value may be less than the amount invested and may be less than the amount you would receive had you held the investment in the Indexed Segment until the Segment End Date. The Interim Value will generally be negatively affected by increases in the expected volatility of Index prices, interest rate increases, and by poor market performance. All other factors being equal, the Interim Value generally would be lower the earlier a withdrawal or surrender is made in a Term.
Overview, Transactions Subject to Contract Adjustments [Text Block]	If you make any withdrawals, including Protected Annual Income withdrawals, surrender, or terminate your Contract, reallocate Con-tract Value from an Indexed Segment, annuitize your Contract or upon payment of a Death Benefit from an Indexed Segment on any date prior to the Segment End Date, your Contract Value in the Indexed Segment will be subject to a Contract Adjustment based on Interim Value.
Item 3. Key Information [Line Items]
Key Information, Contract Adjustments if Amounts are Removed [Text Block]	If you remove Contract Value prior to the End Date of an Indexed Term, we will apply a Contract Adjustment based on Interim Value, which could be negative, and you could lose up to 100% of your investment due to the Contract Adjustment. For example, if you allocate $100,000 to an Indexed Account and later withdraw the entire amount before the Indexed Term has ended, you could lose up to $100,000 of your investment. This loss will be greater (but never more than 100%) if you also have to pay a surrender charge, taxes, and tax penalties. Contract Adjustments are applied to withdrawals, surrenders, reallocations, annuitizations and Death Benefit payments prior to the End Date of an Indexed Term and when Secure Lock+® is exercised.
Key Information, Maximum Loss Resulting from Negative Adjustment [Percent]	100.00%
Key Information, Example of Maximum Loss Resulting from Negative Adjustment [Text Block]	For example, if you allocate $100,000 to an Indexed Account and later withdraw the entire amount before the Indexed Term has ended, you could lose up to $100,000 of your investment. This loss will be greater (but never more than 100%) if you also have to pay a surrender charge, taxes, and tax penalties. Contract Adjustments are applied to withdrawals, surrenders, reallocations, annuitizations and Death Benefit payments prior to the End Date of an Indexed Term and when Secure Lock+® is exercised.
Key Information, Example of Maximum Loss on One Hundred Thousand Dollars Resulting from Negative Adjustment	$ 100,000
Item 4. Fee Table [Line Items]
Contract Adjustment, Maximum Potential Loss Over Value at Start of Crediting Period [Percent]	100.00%
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	Interim Value. The Interim Value is a daily value we calculate to provide you with a value of your Indexed Segment after the Start Date and before the End Date of an Indexed Term. The Contract Value for an Indexed Segment is equal to the Interim Value on each Valuation Date except the End Date. The Interim Value is used to calculate amounts available for withdrawal, surrender (including any applicable surrender charge, premium tax or rider fees and charges), reallocation, annuitization or payment of a death claim for each day during an Indexed Term other than the End Date. The Interim Value also is used to determine how much the Indexed Crediting Base will be reduced after a withdrawal. See Surrenders and Withdrawals. Once you reach the End Date of the Indexed Term, there is no Interim Value, and the actual performance will be credited to or deducted from your Indexed Segment based on the Performance Rate associated with the Crediting Methods you have chosen. The Interim Value calculation will vary depending on the Indexed Account selected and whether Secure Lock+® has been elected. The Interim Value calculation is designed to represent the fair value of the Indexed Segment on each business day, taking into account the potential gain or loss of the applicable Index at the end of the Indexed Term, including the impacts of the Crediting Method you have chosen. The calculation is also designed to reflect the change in fair value due to economic factors, including, but not limited to, the impact of market rates, volatility, and correlation (if applicable) of the investment instruments supporting the Contract. The Interim Value is based on this calculation and not the actual value of any underlying investments or the current value of any Index. The specifics of the Interim Value calculation are located in the Statement of Additional Information. If you withdraw Contract Value prior to the End Date of an Indexed Term, the withdrawal will cause an immediate reduction in your Crediting Base in a proportion equal to the reduction in your Interim Value. A proportional reduction could be larger than the dollar amount of your withdrawal. Reductions in your Crediting Base will negatively impact your Interim Value for the remainder of the Indexed Term and will result in a lower Segment Ending Value at the end of the Indexed Term. Under extreme conditions a negative Contract Adjustment based on Interim Value could result in a loss of up to 100% of your Contract Value. Such loss can occur even if an Index has increased in value. This means your Interim Value could reflect negative performance, even if the Index Value has increased. Once your Crediting Base is reduced due to a withdrawal during any Indexed Term, you cannot increase it during the remainder of the Indexed Term unless Secure Lock+® is exercised. The Interim Value and Indexed Crediting Base are available on your online account or by calling us at 1-877-737-6872. Refer to the Surrender and Withdrawal section for information about the Interim Value and how surrenders or withdrawals are calculated.Surrenders and Withdrawals Before the Annuity Commencement Date, we will allow the surrender of the Contract or a withdrawal of the Contract Value upon your written request on an approved Lincoln distribution request form (available from the Home Office), fax, or other electronic means approved by Lincoln. Withdrawal requests may be made by telephone, subject to certain restrictions. All surrenders and withdrawals may be made in accordance with the rules discussed below. Surrender or withdrawal rights after the Annuity Commencement Date are not available. The amount available upon surrender/withdrawal is the Contract Value less any applicable charges, fees, and taxes at the end of the Valuation Period during which the written request for surrender/withdrawal is received in Good Order at the Home Office. If we receive a surrender or withdrawal request in Good Order at our Home Office before the close of the NYSE (normally 4:00 p.m., Eastern Time), we will process the request from the Interim Value computed on that Valuation Date. If we receive a surrender or withdrawal request in Good Order at our Home Office after market close, we will process the request using the Interim Value computed on the next Valuation Date. There may be circumstances under which the NYSE may close early (prior to 4:00 p.m., Eastern Time). In such instances, surrender or withdrawal requests received after such early market close will be processed using the Interim Value computed on the next Valuation Date. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made proportionately in the following order: 1.from the holding account (if any); 2.from an Indexed Segment with a 100% Protection Level (if any); 3.proportionately from Indexed Segments with a one-year term (if any); 4.proportionately from Indexed Segments with a term greater than one year. Withdrawals are taken from the Contractowner’s own money and may have a significant negative impact on the value of the optional living benefits and on certain death benefits offered under your Contract. Prior to the End Date for the Indexed Segment, an amount equal to the Interim Value of the Indexed Segment is available for surrender or withdrawal. In addition, the Indexed Crediting Base for each individual Indexed Segment is reduced proportionately by the amount that the withdrawal reduced the Interim Value. A proportional reduction could be larger than the dollar amount of the withdrawal. Reductions to your Indexed Crediting Base will negatively impact your Interim Value for the remainder of the Indexed Term and will result in a lower Segment Ending Value at the end of the Indexed Term. You cannot withdraw an amount equal to the Indexed Crediting Base. The following examples show how the Indexed Crediting Base is impacted by a withdrawal. Example 1: 1/1/2026 Allocation to Indexed Segment = $80,000
1/1/2026 Indexed Crediting Base = $80,000
6/1/2026 Indexed Crediting Base = $80,000; Interim Value = $100,000; Withdrawal = $80,000 (including any applicable surrender charge)
Withdrawal/Interim Value = $80,000 ÷ $100,000 = 80%
Removed Amount from the Indexed Crediting Base = $64,000 (80% of $80,000)
Indexed Crediting Base after withdrawal = $80,000 - $64,000 = $16,000
Interim Value after withdrawal ($100,000 - $80,000) = $20,000
Interim Value calculation going forward and Segment Ending Value will be based on the $16,000 Indexed Crediting Base Example 2: Indexed Crediting Base = $16,000; Interim Value = $15,000; Withdrawal = $15,000 (including any applicable surrender charge)
Withdrawal/Interim Value = $15,000 ÷ $15,000 = 100%
Removed Amount from the Indexed Crediting Base = $16,000 (100% of $16,000)
Indexed Crediting Base after withdrawal = $0
Interim Value after withdrawal = $0 ($15,000 - $15,000) Note: The $15,000 Interim Value is the maximum that could be withdrawn during the Indexed Term. The Indexed Crediting Base is not available for withdrawal or transfer. There may be surrender charges associated with surrender of a Contract or withdrawal of Contract Value. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining Contract Value. If the charges are deducted from the remaining Contract Value, the amount of the total withdrawal will increase according to the impact of the applicable surrender charge percentage; consequently, the dollar amount of the surrender charge associated with the withdrawal will also increase. In other words, the dollar amount deducted to cover the surrender charge is also subject to a surrender charge. See Charges and Adjustments – Surrender Charge. The tax consequences of a surrender/withdrawal are discussed later in this prospectus. See Federal Tax Matters – Taxation of Withdrawals and Surrenders.
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment, Maximum Potential Loss [Percent]	100.00%
Contract Adjustment, Impact of Adjustment on Interest Credited [Text Block]	If you withdraw Contract Value prior to the End Date of an Indexed Term, the withdrawal will cause an immediate reduction in your Crediting Base in a proportion equal to the reduction in your Interim Value. A proportional reduction could be larger than the dollar amount of your withdrawal. Reductions in your Crediting Base will negatively impact your Interim Value for the remainder of the Indexed Term and will result in a lower Segment Ending Value at the end of the Indexed Term.
Contract Adjustment, Purpose [Text Block]	The Interim Value calculation is designed to represent the fair value of the Indexed Segment on each business day, taking into account the potential gain or loss of the applicable Index at the end of the Indexed Term, including the impacts of the Crediting Method as well as Protection Method you have chosen. The calculation is also designed to reflect the change in fair value due to economic factors, including, but not limited to, the impact of market rates, volatility, and correlation (if applicable) of the investment instruments supporting the Contract. The Interim Value is based on this calculation and not the actual value of any underlying investments or the current value of any Index. The use of Interim Values transfers risk from us to you to protect us from losses on our investments supporting the Indexed Crediting Rate strategies if amounts are removed prematurely. For more information about the Interim Value, including examples illustrating the operation of the Interim Values, please see the Statement of Additional Information.
Level Advantage 2 Income B Share | Interim Value Secure LockPlus
Item 2. Overview of the Contract [Line Items]
Overview, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]	Secure Lock+®. On any Valuation Date, excluding an Indexed Anniversary, between a Term’s Start Date and Term’s End Date, you may request to lock the Interim Value (“Secure Lock+®”) of an Indexed Segment. You could lose a significant amount of money due to the Contract Adjustments based on Interim Values if amounts are removed from an Indexed Segment prior to the Segment End Date. The Interim Value calculated at the end of the Valuation Date will be locked in and once selected, a Secure Lock+® is irrevocable. If you request a lock-in of the Indexed Segment when the Interim Value is below your Indexed Crediting Base, Protection Methods do not apply and you assume all loss. Secure Lock+® is not available with all Crediting Methods and Protection Methods, during the Income Phase of the Lincoln ProtectedPay® Select rider, or upon the selection of an Annuity Payout option. Withdrawals prior to the Segment End Date may have a significant impact on your Contract Value. See the Contract Adjustments discussion below.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	Secure Lock+® On any Valuation Date, excluding an Indexed Anniversary Date, between an Indexed Term Start Date and Indexed Term End Date, you may request to lock the Interim Value of any unlocked Indexed Segments (“Secure Lock+®”). You can obtain the current Interim Value by calling 1-877-737-6872 or by logging into your account at www.LincolnFinancial.com. This value fluctuates daily and is calculated at the end of each business day and may be more or less than the value quoted earlier. The Interim Value as calculated as of the close of that Valuation Date will be locked in and once enacted, each singular lock-in is irrevocable. Once locked, the Indexed Segment’s Interim Value will not change until the next Monthly Anniversary date (except any withdrawal made once the Interim Value is locked will reduce the locked value by the dollar amount of the withdrawal). If you request a lock-in when the Interim Value is below your Crediting Base, Protection Levels do not apply, and you assume all loss of Indexed Account Value. If you have elected a lock-in, and the value of the Interim Value supporting the Index Segment would have otherwise increased since the lock-in, you will not be able to take advantage of the increase that Contract Year. In addition, Interim Values that have been locked do not earn any interest while locked. If you request a lock-in of the Interim Value, you are not locking the actual Index performance, since the Interim Value is not based on the value of the Index but the fair market value of the portfolio of investment instruments supporting the Indexed Segment. Secure Lock+® is not available for Annual Lock or Dual Plus Indexed Accounts or during the Income Phase of the Lincoln ProtectedPay ® Select rider. A request to lock the Interim Value may be made before 4:00 p.m. Eastern Standard Time (i.e. before market close) on any Valuation Date (in order to be processed that Valuation Day), one time between each Contract Year, prior to the Indexed Segment End Date; however, a lock cannot be processed on an Indexed Anniversary Date. You will not know the locked Interim Value until the next Valuation Date. Any request made after 4:00 p.m. Eastern Standard Time (i.e. after market close) or on a day other than a Valuation Date will take effect as of the market close on the following Valuation Date. If you choose to lock the Interim Value of an Indexed Segment, you will remain in that Indexed Segment and the locked in Interim Value will not change (unless a withdrawal is taken), and no fixed interest will be credited from the date of the lock-in to the reset date. On the Monthly Anniversary date immediately after the election of this Secure Lock+® (if this is not the End Date of the Segment), we will reset the crediting rate for that Indexed Segment, and reset the beginning Index Value and the Segment’s Crediting Base to its locked Interim Value (reduced by the dollar amount of any applicable withdrawals, surrender charges, taxes, rider fees and charges), and the Interim Value will begin calculating daily again. These reset values are used in calculating the Segment Ending Value on the End Date of the Indexed Term unless another lock-in is requested, in which case a new crediting rate, beginning Index Value, and Crediting Base would be established following that lock-in. The Protection Level percentage associated with the Segment will not change. If the Monthly Anniversary date after the lock-in is the End Date, then the Segment Ending Value equals the Interim Value (reduced by the dollar amount of any applicable withdrawals, surrender charges, taxes, riders fees and charges). In addition, the Reset Rate may limit a positive Index return if you choose to lock the Interim Value of an Indexed Segment under Secure Lock+®. We will reset the Indexed Segment Performance Cap rate, Participation Rate, Performance Trigger Rate, Or Dual Performance Trigger Rate for the remainder of the Indexed Term following the lock, and these Reset Rates may be lower than the original rates. For example, if the Performance Cap is 4% and you choose to lock in the Interim Value, then on the next Monthly Anniversary date, we could reset the Performance Cap for the remaining Indexed Term to 2%. If the Index return at the end of the Indexed Term is 12%, we will credit 2% in interest on the End Date of the Indexed Segment. Please note: Once your Interim Value is locked in, we will automatically reset your crediting rate on the next Monthly Anniversary date unless you deferred the reset until the Indexed Anniversary or you have elected to reallocate to another available Indexed Account. You may defer the reset until the next Contract Year Anniversary by logging onto your online account or by calling us at 1-877-737-6872. If you choose to defer the reset, this decision must be made prior to the Monthly Anniversary and may not be revoked. The reset crediting rate will be available online (or by phone) 10 days prior to the Monthly Anniversary date. The minimum Reset Rate is 0.10%. Current Reset Rates can be found at www.lfg.com/RILAresetrates and are incorporated into this prospectus by reference. Alternatively, to view Reset Rates for the available Indexed Accounts, log in to your account at www.LincolnFinancial.com and select Secure Lock+® under Account Management. You should consult with your registered representative and carefully consider whether and when to elect a Secure Lock+® of your Interim Value. A lock-in may only be requested once per Contract Year during an Indexed Term and is irrevocable. Your locked-in value at the end of the Indexed Term could be less than if you chose not to lock-in. If you request a lock-in when the Interim Value is below the Indexed Crediting Base, Protection Levels do not apply and you assume all losses of Indexed Account Value. It is possible to utilize the Secure Lock+® feature and lock-in when the Interim Value is down. While the Interim Value is locked-in, you will forego any participation in the investment experience of the Index and will not receive interest at the end of the term based on the Index return. You may have realized higher gain by not utilizing Secure Lock+®. Careful consideration must be given before choosing to do this since you would be locking in the full decline in the Interim Value without the benefit of the Protection Level. While potential continued losses in the Interim Value would cease until the next Indexed Anniversary Date, the existing losses would be realized with no guarantee that the Segment would experience any future gains to offset this loss. Below are examples of locking in an Interim Value higher than the Crediting Base and lower than the Crediting Base. Locking in an Interim Value Higher than the Crediting Base 1/1/2026 Crediting Base is $100,000
4/1/2030 Interim Value is $120,000
4/1/2030 The Contractowner decides to lock-in the $120,000 Interim Value
5/1/2030 Crediting Base is reset to $120,000 Locking in an Interim Value Lower than the Crediting Base 1/1/2026 Crediting Base is $100,000
4/1/2030 Interim Value is $90,000
4/1/2030 The Contractowner decides to lock-in the $90,000 Interim Value
5/1/2030 Crediting Base is reset to $90,000 Additionally, you assume the risk that your Reset Rate may not be known when you request a lock-in, and the Reset Rate may be significantly lower than the rate prior to the lock-in. As less time remains in your Indexed Term, you should expect the Reset Rate to be lower, possibly much lower. For example, assuming a 6-year term with a Performance Cap of 300%, if you choose to lock-in three months before the end of the Indexed Term, your rate is based on only two remaining months.
Level Advantage 2 Income B Share | Protection Level 10
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Highest Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	90.00%
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Highest Maximum Loss Resulting from Negative Index Performance [Percent]	90.00%
Level Advantage 2 Income B Share | Protection Level 15
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	85.00%
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Maximum Loss Resulting from Negative Index Performance [Percent]	85.00%
Level Advantage 2 Income B Share | Protection Level 20
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	80.00%
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Maximum Loss Resulting from Negative Index Performance [Percent]	80.00%
Level Advantage 2 Income B Share | Protection Level 25
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	75.00%
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Lowest Maximum Loss Resulting from Negative Index Performance [Percent]	75.00%
Level Advantage 2 Income B Share | Protection Level 30
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Lowest Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	70.00%
Level Advantage 2 Income B Share | Dual Rate 10
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Highest Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	90.00%
Level Advantage 2 Income B Share | Dual Rate 15
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	85.00%
Level Advantage 2 Income B Share | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes:●You can lose money by investing in the Contract. Your investment in the Indexed Accounts is subject to all losses in excess of the Protection Method you choose including any loss experienced from a negative Index performance. Under extreme circumstances, you could lose up to 90% of your investment in an Indexed Account with a 10% Protection Level or 10% Dual Rate, up to 85% of your investment in an Indexed Account with a 15% Protection Level or 15% Dual Rate, up to 80% of your investment in an Indexed Account with a 20% Protection Level, up to 75% of your investment in an Indexed Account with a 25% Protection Level, and up to 70% of your investment in an Indexed Account with a 30% Protection Level. We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses, which would mean risk of loss of the entire amount invested.●An Interim Value is calculated if an early withdrawal is taken prior to the end of an Indexed Term. The Interim Value formula may result in a loss even if the Index Value at the time of the withdrawal is higher than the Index Value at the beginning of the Indexed Term.
Level Advantage 2 Income B Share | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	No:●This Contract is not designed for short-term investing and is not appropriate for the investor who needs ready access to cash.●Indexed interest will only be credited to an Indexed Account at the end of an Indexed Term. No interest will be credited to funds withdrawn, reallocated, or surrendered before the end of an Indexed Term.●Withdrawals or reallocations taken prior to the end of an Indexed Term may result in a negative Contract Adjustment based on the Interim Value and loss of positive Index performance. The Interim Value formula may result in a loss even if the Index Value at the time of the withdrawal is higher than the Index Value at the beginning of the Indexed Term.●A surrender or withdrawal may result in surrender charges. Any surrender charge will reduce the Contract Value or the amount of money that you actually receive.●Surrenders and withdrawals are subject to ordinary income tax and may be subject to tax penalties.●At the end of an Indexed Term, you may reallocate the Indexed Segment Ending Value to any available Indexed Account as long as the reallocation request is received on or before the Indexed Anniversary Date. If we do not hear from you by the end of the Indexed Term, we will reallocate your Segment Ending Value into a new Indexed Segment with the same Crediting Method, Indexed Term, Index and Protection Method if available. A new rate will apply based on the Indexed Segment you select, subject to the guaranteed minimum rates. If the same type of Indexed Segment is not available, your Segment Ending Value will be moved to the 1-Year S&P 500® Price Return Index with Performance Cap and 100% Protection Level and will not be eligible for reallocation into another Indexed Account until the next Indexed Anniversary Date.
Level Advantage 2 Income B Share | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	●An investment in this Contract is subject to the risk of poor investment performance of the Indexed Accounts you choose. Performance can vary depending on the performance of the Indexes linked to the Indexed Accounts.●Each Indexed Account has its own unique risks and you should review the available Indexed Accounts before making an investment decision.●The Crediting Method you select may limit positive (upside) Index returns. This may result in you earning less than the Index return. For example:●If the Indexed Account has a Performance Cap, and the Index return is 12% and the Performance Cap is 10%, we will credit 10% in interest at the end of the Indexed Term.●If the Indexed Account has a Participation Rate, and the Index return is 12%, and the Participation Rate is 90%, we will credit 10.8% in interest at the end of the Indexed Term.●If the Indexed Account has a Performance Trigger Rate, and the Index return is 12% and the Performance Trigger Rate is 10%, we will credit 10% in interest at the end of the Indexed Term.●If the Indexed Account has a Dual Performance Trigger Rate, and the Index return is 12% and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest at the end of the Indexed Term.●If the Indexed Account has a Dual Rate and Performance Cap, and the Index return is 60% and the Performance Cap is 50%, we will credit 50% in interest at the end of the Indexed Term.●A Reset Rate may limit positive Index return if you choose to lock the Interim Value of an Indexed Segment under Secure Lock+®. For example, if the Index return is 12%, and the Reset Rate is a 2% Performance Cap, we will credit 2% in interest at the end of the Indexed Term.●While an Indexed Account with Dual Performance Rate or Dual Rate may provide for a positive Performance Rate even in the event of negative Index performance, there is no guarantee of investment gain. Negative Index performance may result in significant loss.●The Protection Level will limit negative (downside) Index returns. For example, if the Index return is -25% and the Protection Level is 10%, we will deduct 15% (the amount that exceeds the Protection Level) at the end of the Indexed Term.●The Dual Rate will limit negative (downside) Index returns. For example, if the Index return is -25% and the Dual Rate is 15%, we will deduct 10% at the end of the Indexed Term.●Each Index is a “price return Index”, not a “total return Index”, and does not, therefore, reflect dividends paid on the underlying securities. This will cause the Index to underperform a direct investment in the securities composing the Index.●The providers of ETFs that serve as Indexes for certain Indexed Accounts deduct fees and costs when calculating performance.●These factors may result in you earning less than the Index return.
Level Advantage 2 Income B Share | Market Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Market Risk. There is a risk of loss of your investment in the Indexed Segments since the performance tracks a market Index. You are responsible for all losses in excess of the Protection Method you choose. Under extreme circumstances, at the end of an Indexed Term, you could lose up to 90% of your investment in an Indexed Account with a 10% Protection Level or 10% Dual Rate, up to 85% of your investment in an Indexed Account with a 15% Protection Level or 15% Dual Rate, up to 80% of your investment in an Indexed Account with a 20% Protection Level, up to 75% of your investment in an Indexed Account with a 25% Protection Level and up to 70% of your investment in an Indexed Account with a 30% Protection Level. We do not guarantee that the Contract will always offer Indexed Accounts that will limit Index losses, which would mean risk of loss of the entire amount invested. The Protection Method applies for the full term of the Indexed Segment including Segments with Annual Locks. Each time you move into a new Indexed Segment, you may have a new Protection Method and are subject to the same risk of loss as described above. There is also a risk of loss upon an early withdrawal. For Annual Lock accounts, since the gain or loss is established each year, losses can accumulate so that you could actually lose more than the amount in excess of the Protection Level percent. Losses you incur in one year will reduce the amount invested for the next year. In a continuing down market over the Indexed Term, however, your loss could exceed the Protection Level. For example, if you chose a 10% Protection Level and if loss occurred during each Annual Lock period for the remainder of the term, you could lose more than 90% of your principal in an Annual Lock account.
Level Advantage 2 Income B Share | Early Withdrawal Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Early Withdrawal Risk. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income also mean that the Contract is more beneficial to investors with a long-term horizon. You should carefully consider the risks associated with taking a withdrawal or surrendering the Contract. You may incur a surrender charge upon the surrender or withdrawal of Contract Value. See Charges and Adjustments – Surrender Charge. If you take a withdrawal or surrender the Contract, any applicable surrender charges will reduce the value of your Contract or the amount of money that you ultimately receive. The proceeds of your withdrawal or surrender may be subject to ordinary income taxes, including a tax penalty if you are younger than age 59½. Participation in an Automatic Withdrawal Service will repeatedly expose you to these risks. If you withdraw Contract Value from an Indexed Account prior to the End Date of an Indexed Term it will be based on the Interim Value of the Indexed Account. Under extreme conditions, a negative Contract Adjustment based on Interim Values could result in a loss of up to 100% of your Contract Value in an Indexed Segment. Additionally, the withdrawal will cause an immediate reduction to your Indexed Crediting Base in a proportion equal to the reduction in your Interim Value. A proportional reduction could be larger than the dollar amount of your withdrawal. Reductions to your Indexed Crediting Base will negatively impact your Interim Value for the remainder of the Indexed Term and will result in a lower Indexed Segment Ending Value at the end of the Indexed Term unless Secure Lock+® is exercised. Once your Indexed Crediting Base is reduced due to a withdrawal during any Indexed Term, you cannot increase it during the remainder of the Indexed Term. Contract Value must remain in an Indexed Segment until the end of the Indexed Term to be credited with all or partial interest unless Secure Lock+® is exercised. To determine the Interim Value, we apply a formula which is not the actual performance of the applicable Index, but rather a determination of the value of hypothetical underlying investments at the time of the Interim Value calculation. This amount could be less than if you had held the Indexed Segment for the full Indexed Term. It also means that you could have a negative performance, even if the value of the Index has increased during the calculation period. All withdrawals (including surrender or termination of your Contract), reallocation of Contract Value from an Indexed Segment, annuitization of your Contract or payment of a Death Benefit from an Indexed Segment on any date prior to the Segment End Date will be based on the Interim Value. You should also consider the impact that a withdrawal may have on the standard and optional benefits under your Contract. For example, under certain Living Benefit Riders, excess or early withdrawals may reduce the value of the guaranteed benefit by an amount greater than the amount withdrawn and could result in termination of the benefit.
Level Advantage 2 Income B Share | Early Withdrawal Risk [Member] | Interim Value
Early Withdrawal Risk [Line Items]
Risk, Maximum Loss Resulting from Negative Contract Adjustment [Percent]	100.00%
Level Advantage 2 Income B Share | Index-Linked Option Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Investor Could Lose Money Despite Limits on Negative Returns [Text Block]	The Protection Method that is applicable to an Indexed Account only provides you with limited protection from negative Index performance at the end of an Indexed Term, or, in the case of Indexed Account with an Annual Lock, each Contract Year during the Indexed Segment. You could lose a significant amount of your Purchase Payment and/or prior earnings under the Contract despite these limits on negative Index returns. You also bear the risk that continued negative Index returns may result in zero or a negative Performance Rate being credited to your Contract Value over multiple strategy periods. Given that the Protection Method applies to a single Indexed Term, if an Indexed Account is credited with a negative Performance Rate for multiple Indexed Terms, the cumulative loss may exceed any single Indexed Term’s stated Protection Method. Similarly, if you select an Indexed Account with an Annual Lock, the Protection Level will apply each Contract Year during an Indexed Term, so if the Index has negative performance for multiple Contract Years during the Indexed Term, the cumulative loss reflected in the Performance Rate at the end of the Indexed Term may exceed any single Contract Year’s stated Protection Level. The Protection Method does not apply to your Interim Value, so in order to receive the full protection you must hold your investment until the end of the Indexed Term.
Level Advantage 2 Income B Share | Index Exclusion of Dividends Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	Investors in an Indexed Account have no rights in the linked Index. You will not have voting rights or rights to receive cash dividends or other rights that shareholders who invest in mutual funds based on these Indices or in the ETFs would have.
Level Advantage 2 Income B Share | Contract Benefits Risk [Member] | Interim Value Secure LockPlus
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Impact of Contract Fees [Text Block]	You should carefully consider whether and when to elect a Secure Lock+® of your Interim Value. A lock-in may only be requested once per Contract Year per Indexed Segment and is irrevocable. Your locked-in value could be less than if you chose not to lock- in. If you request a lock-in when the Interim Value is below the Indexed Crediting Base, Protection Levels do not apply, and you assume all loss. If you have elected to lock-in and the Interim Value supporting the Index Segment would have otherwise increased since the lock-in, you will not be able to take advantage of the increase. Additionally, you assume the risk that your Reset Rate may not be known when you request a lock-in and the Reset Rate may be lower, significantly lower than the rate prior to the lock-in. Secure Lock+® is not available with all Indexed Accounts or during the Income Phase of the Lincoln ProtectedPay® Select rider. Refer to the “Secure Lock+®” section for additional details and examples.
Level Advantage 2 Income B Share | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	●An investment in the Contract is subject to the risks related to Lincoln Life. Any obligations, guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln Life, including our financial strength ratings, is available upon request by calling 1-877-737-6872 or visiting www.LincolnFinancial.com.●Each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Insurance Company Risk ●An investment in the Contract is subject to the risks related to us, Lincoln Life. Any obligations, guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.●Your receipt of funds invested in the Indexed Segments is based on the claims paying ability of Lincoln Life. You have no ownership rights in the underlying securities. The assets backing the Indexed Accounts are not segregated from other business of Lincoln Life.
Level Advantage 2 Income B Share | Contract Changes Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Changes Risk ●We reserve the right, within the law, to make certain changes to the structure and operation of the Indexed Accounts at our discretion and without your consent. We may add to or delete Indexed Accounts currently available or change the features of an Indexed Account from one Indexed Term to the next, including the Index and the current limits on Index gains and losses (subject to any minimum guarantees). We do not guarantee that more than one Indexed Account option will always be available.●We have the right to substitute an alternative Index prior to the End Date of an Indexed Term if an Index is discontinued; we are engaged in a contractual dispute with the Index provider; we determine that our use of an Index should be discontinued because, for example, changes to the Index make it impractical or expensive to purchase securities or derivatives to hedge the Index; there is a substantial change in the calculation of an Index, resulting in significantly different values and performance; or for a legal reason we cannot offer the Index. If we substitute an Index for an existing Indexed Segment, we will not change the Crediting Method or Protection Method for the Indexed Term. We will attempt to choose a new Index that has a similar investment objective and risk profile to the existing Index.●You may incur a surrender charge upon the surrender or withdrawal of Contract Value. See Charges and Adjustments — Surrender Charge.
Contract Changes Risk [Line Items]
Index-Linked Option Changes Index Risk [Text Block]	We have the right to substitute an alternative Index prior to the End Date of an Indexed Term if an Index is discontinued; we are engaged in a contractual dispute with the Index provider; we determine that our use of an Index should be discontinued because, for example, changes to the Index make it impractical or expensive to purchase securities or derivatives to hedge the Index; there is a substantial change in the calculation of an Index, resulting in significantly different values and performance; or for a legal reason we cannot offer the Index. If we substitute an Index for an existing Indexed Segment, we will not change the Crediting Method or Protection Method for the Indexed Term. We will attempt to choose a new Index that has a similar investment objective and risk profile to the existing Index.
Index-Linked Option Changes Features Risk [Text Block]	We reserve the right, within the law, to make certain changes to the structure and operation of the Indexed Accounts at our discretion and without your consent. We may add to or delete Indexed Accounts currently available or change the features of an Indexed Account from one Indexed Term to the next, including the Index and the current limits on Index gains and losses (subject to any minimum guarantees). We do not guarantee that more than one Indexed Account option will always be available.
Stops Accepting Payments Risk [Text Block]	We do not accept additional Purchase Payments after the Contract has been issued to you.
Level Advantage 2 Income B Share | Indexed Account Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Indexed-Account Risk. Each available Index will expose you to risks associated with equity markets. Equity markets are subject to the risk that the value of the securities may fall due to general market and economic conditions. Market volatility may exist with the Indices, which means that the value of the Indices can change dramatically over a short period of time in either direction. The Indices used are “price return Indices”, not “total return Indices”, meaning that each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index. Additionally, the ETF providers deduct fees and costs when calculating performance, which will reduce the ETF returns and will cause the ETF to underperform a direct investment in the securities composing the ETF. The Indices and ETFs do not represent a direct investment in the Index or ETF or in the securities tracked by the Index. We may change the Index on a particular Indexed Account if the Index is discontinued or if we feel the Index is no longer appropriate. This change may occur in the middle of an Indexed Segment and this change may impact how your Indexed Segment performance and Interim Value are calculated. See the Discontinuance or Substitution of an Index section later in the prospectus for more information. If we do not receive investment instructions from you by the end of an Indexed Term, we will invest your Segment Ending Value in a new Indexed Segment with the same Crediting Method, Indexed Term, Index, Protection Level, or Dual Rate, as applicable, if available. The Crediting Method for the new Indexed Segment could be less advantageous than the current Indexed Segment because the rate may be different. If the same type of Indexed Segment is not available, your Segment Ending Value will be moved to the 1-Year S&P 500® Price Return Index with Performance Cap, 100% Protection Level. If your Contract Value has been invested in a new Segment and you wish to withdraw your investment, the Contract Value for that Segment will equal the Interim Value. Investors in an Indexed Account have no rights in the linked Index. You will not have voting rights or rights to receive cash dividends or other rights that shareholders who invest in mutual funds based on these Indices or in the ETFs would have. Additional risks for specific Indices are as follows:●S&P 500® Price Return Index: This Index is comprised of equity securities issued by large-capitalization U.S. companies. In general large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.●Russell 2000® Price Return Index: Compared to mid-and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.●Capital Strength Net Fee IndexSM: This Index has fewer stocks than broad based indices; therefore, the risk is spread between fewer equity securities. This Index may not track other large cap indices.●First Trust American Leadership IndexTM: In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.●MSCI EAFE Price Return Index: International investing involves special risks not found in domestic investing, including political and social differences and currency fluctuations due to economic decisions. Emerging markets can be riskier than investing in well-established foreign markets. The risks associated with investing on a worldwide basis include differences in the regulation of financial data and reporting, currency exchange differences, as well as economic and political systems differences.●Capital Group Global Growth Equity ETF: Market conditions and global events can affect the value of securities held by the fund. Growth-oriented stocks and investments outside the United States may entail larger price swings and susceptibility to economic, political, and regulatory changes. Additionally, trading fund shares on the secondary market can lead to further fluctuations due to trading at different times and foreign exchanges differences.●Capital Group Growth ETF: Market conditions and global events can affect the value of securities held by the fund. Growth-oriented stocks and investments outside the United States may entail larger price swings and susceptibility to economic, political, and regulatory changes. Additionally, trading fund shares on the secondary market can lead to further fluctuations due to trading at different times and foreign exchanges differences.
Level Advantage 2 Income B Share | Risks Associated with Crediting Methods and Protection Methods
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risks Associated with Crediting Methods and Protection Methods. The available Indexed Accounts with applicable Crediting Methods and Protection Methods will vary over time. Before investing in a new Indexed Segment, you should determine exactly what Indexed Accounts, Protection Methods, and Crediting Methods are available to you. There is no guarantee that more than one Indexed Account will be available in the future. You risk the possibility that you would find declared caps and rates unacceptable (i.e. could be lower than what were available at the time your Contract was issued), so you should make sure the Segment(s) you select is appropriate for your investment goals.●The Protection Method that is applicable to an Indexed Account only provides you with limited protection from negative Index performance at the end of an Indexed Term, or, in the case of Indexed Account with an Annual Lock, each Contract Year during the Indexed Segment. You could lose a significant amount of your Purchase Payment and/or prior earnings under the Contract despite these limits on negative Index returns. You also bear the risk that continued negative Index returns may result in zero or a negative Performance Rate being credited to your Contract Value over multiple strategy periods. Given that the Protection Method applies to a single Indexed Term, if an Indexed Account is credited with a negative Performance Rate for multiple Indexed Terms, the cumulative loss may exceed any single Indexed Term’s stated Protection Method. Similarly, if you select an Indexed Account with an Annual Lock, the Protection Level will apply each Contract Year during an Indexed Term, so if the Index has negative performance for multiple Contract Years during the Indexed Term, the cumulative loss reflected in the Performance Rate at the end of the Indexed Term may exceed any single Contract Year’s stated Protection Level. The Protection Method does not apply to your Interim Value, so in order to receive the full protection you must hold your investment until the end of the Indexed Term.●Gains in your Indexed Segments are limited by any applicable Performance Cap, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Performance Cap exists for the full term of the Indexed Segment unless Secure Lock+® is exercised. Generally, Indexed Segments with greater Protection Levels have lower Performance Caps. Performance Caps for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segments may be limited by any applicable Participation Rate, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. If the Participation Rate is less than 100%, the increase in your Segment Ending Value will never reflect the entire corresponding performance in the applicable Index over the Indexed Term. The Participation Rate exists for the full term of the Indexed Segment unless Secure Lock+® is exercised. Participation Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Participation Rates may differ from the Participation Rate used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segments are limited by any applicable Performance Trigger Rate. If the performance of the Index is zero or positive, a specified rate is used to determine the Segment Ending Value. The Performance Trigger Rate may be lower than the actual performance of the Index, which means that your return may be lower than if you had invested directly in a fund based on the applicable Index. The Performance Trigger Rate applies for the full term on the Indexed Segment unless Secure Lock+® is exercised. Generally, Indexed Segments with greater Protection Levels have lower Performance Trigger Rates. Performance Trigger Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Trigger Rates may differ from the Performance Trigger Rate used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segment are limited by any applicable Dual Performance Trigger Rate. The Dual Performance Trigger Rate is used in determining the Segment Ending Value. The Dual Performance Trigger Rate may be lower than the actual performance of the Index, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Dual Performance Trigger Rate applies for the full term of the Indexed Segment unless Secure Lock+® is exercised. Dual Performance Trigger Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Dual Performance Trigger Rates may differ from the Dual Performance Trigger Rate used for new Contracts or for the other Contracts issued at different times.●Gains in your Dual Plus Indexed Segment are limited by any applicable Performance Cap, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Performance Cap exists for the full term of the Indexed Segment. Performance Caps for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or other Contracts issued at different times.●For Indexed Accounts without an Annual Lock, the indexed performance credited to or deducted from your Indexed Segment is determined on the last day of the Indexed Term. It is not affected by the price of the Index on any date in between the effective date of the Indexed Account and the End Date of the Indexed Term. Annual Lock accounts are not affected by Index prices between the Annual Lock anniversaries.
Level Advantage 2 Income B Share | Risks Associated with Secure Lock
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risks Associated with Secure Lock+® You should carefully consider whether and when to elect a Secure Lock+® of your Interim Value. A lock-in may only be requested once per Contract Year per Indexed Segment and is irrevocable. Your locked-in value could be less than if you chose not to lock- in. If you request a lock-in when the Interim Value is below the Indexed Crediting Base, Protection Levels do not apply, and you assume all loss. If you have elected to lock-in and the Interim Value supporting the Index Segment would have otherwise increased since the lock-in, you will not be able to take advantage of the increase. Additionally, you assume the risk that your Reset Rate may not be known when you request a lock-in and the Reset Rate may be lower, significantly lower than the rate prior to the lock-in. Secure Lock+® is not available with all Indexed Accounts or during the Income Phase of the Lincoln ProtectedPay® Select rider. Refer to the “Secure Lock+®” section for additional details and examples.
Level Advantage 2 Income B Share | Election of Optional Benefit Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Potential Risks Associated with the Election of Optional Benefits. The optional benefits offered under the Contract are designed for different financial goals and to protect against different financial risks. There is a risk that you may not choose the benefit or benefits that are best suited for you based on your present or future needs and circumstances. In addition, if you elect an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for a benefit that did not provide a financial return. There is also a risk that any financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit. You should consult with your registered representative to determine which optional benefits (if any) are appropriate for you.
Level Advantage 2 Income B Share | Cybersecurity and Business Interruption Risks
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Cybersecurity and Business Interruption Risks. We rely heavily on our computer systems and those of our business partners and service providers to conduct our business. As such, our business is vulnerable to cybersecurity risks and business interruption risks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data; interference with or denial of service; attacks on websites or systems; operational disruptions; and unauthorized release of confidential customer or business information. Cybersecurity risks affecting us, any third-party administrators, underlying funds, index providers, intermediaries, and service providers may adversely affect us and/or your Contract. For instance, systems failures and cyberattacks may interfere with our processing of Contract transactions, including order processing; impact our ability to calculate Contract values; cause the release and possible destruction of confidential customer or business information; and/or subject us to regulatory fines, litigation, financial losses or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that systems disruptions, cyberattacks and information security breaches will always be detected, prevented, or avoided in the future. In addition to cybersecurity risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts. Any such disasters could interfere with our business and our ability to administer the Contract. For example, they could lead to delays in our processing of Contract transactions, including orders from Contractowners, or could negatively impact our ability to calculate Contract values. They may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that negative impacts associated with natural and man-made disasters will always be avoided.
Level Advantage 2 Income B Share | Purchase Payment Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Purchase Payment Risk. We do not accept additional Purchase Payments after the Contract has been issued to you. Accordingly, you will be unable to increase your Contract Value, Living Benefit Rider, or Death Benefit by making subsequent Purchase Payments. You should carefully consider the amount of your Purchase Payment when purchasing the Contract and whether to take a withdrawal under the Contract. The reduction of Contract Value as a result of a withdrawal, including any applicable surrender charges, may not be offset by gains as a result of positive performance of your investment selections. You must obtain our approval for a Purchase Payment totaling $1 million or more. This amount takes into consideration: ●the total Purchase Payments for all existing Lincoln Level Advantage®, Lincoln Level Advantage 2® and Lincoln Level Advantage 2 IncomeSM contracts for the same Contractowner, joint owner, or Annuitant; and ●the total Purchase Payment for all Contracts issued by the Company (or its affiliates) with a Living Benefit Rider for the same Contractowner, joint owner, and/or Annuitant. At the Company’s discretion, this amount may consider total Purchase Payments for all annuity contracts issued by the Company (or its affiliates) for the same Contractowner, joint owner, and/or Annuitant.
Level Advantage 2 Income B Share | Cap Rate Return Limit [Member] | Postive Return [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits Positive Return [Text Block]	a specified Performance Cap, which is the highest Performance Rate that we will credit. For example, if the Index return is 12%, and the Performance Cap is 4%, we will credit 4% in interest on the End Date of the Indexed Segment, meaning your Segment Ending Value will increase by 4%
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if the Index return is 12%, and the Performance Cap is 4%, we will credit 4% in interest on the End Date of the Indexed Segment, meaning your Segment Ending Value will increase by 4%
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]	If the Indexed Account has a Performance Cap, and the Index return is 12% and the Performance Cap is 10%, we will credit 10% in interest at the end of the Indexed Term.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]	Indexed Segments with Performance Caps, No Annual Locks. The Performance Cap is the maximum Performance Rate that can be credited to the Indexed Segment for an Indexed Term for which it is declared. For example, if the Index return is 12%, and the Performance Cap is 4%, we will credit 4% in interest on the End Date of the Indexed Segment, meaning your Segment Ending Value will increase by 4%. The Performance Cap may vary depending on the Death Benefit option, the Index, the Indexed Term length, and the Protection Level. Typically, Indexed Segments with greater Protection Levels have lower Performance Caps. The Performance Cap will not change during the Indexed Term unless Secure Lock+® is elected. The initial Performance Cap applies to the initial Indexed Term. The Company will declare, at its discretion, a Performance Cap for each subsequent Indexed Term. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times. If no Performance Cap is declared for an Indexed Term, there is no maximum Performance Rate for that Indexed Term. In no event will a Performance Cap be lower than what is shown in Appendix A – Investment Options Available Under The Contract. Information about current Performance Caps can be found at www.lfg.com/llarates and is incorporated into this prospectus by reference. The Performance Rate is the percentage change in the Index Value from the Start Date to the End Date, adjusted by the Protection Level and subject to the Performance Cap. The Performance Rate can be positive, negative or zero. The percentage change in the Index Value is calculated by subtracting the Index Value on the Start Date from the Index Value on the End Date, and the difference is divided by the Index Value on the Start Date. The daily Index Value is posted on the Index’s website. If an Index Value is not published for a particular day, we will use the Index Value at the close of the next Valuation Date the Index Value is published. If your Indexed Account has a Performance Cap and the percentage change of the Index Value from the Start Date to the End Date is positive and equal to or greater than the Performance Cap, then the Performance Rate equals the Performance Cap. If the percentage change is zero or positive and less than the Performance Cap, the Performance Rate equals the percentage change of the Index Value. If you have a Protection Level and the percentage change in the Index Value is less than zero, then the Performance Rate is the lesser of 1) 0%, or 2) the percentage change in the Index Value plus the Protection Level. The Performance Rate for Indexed Segments with a 100% Protection Level is zero if the percentage change is negative. The amount credited to or deducted from the Indexed Segment is equal to the Performance Rate multiplied by the Indexed Crediting Base on the End Date. This will be used to determine the Segment Ending Value. The Indexed Crediting Base is the amount you have allocated to the Indexed Segment, less any withdrawals during the Indexed Term deducted proportionately by the amount that the withdrawal reduced the Interim Value (described later in the Interim Value section). Withdrawals include any applicable surrender charge, premium tax or rider fees and charges. The Performance Rate is used to determine the value credited after all adjustments. If the Performance Rate is positive, the value of your Indexed Segment will increase. If the Performance Rate is negative (after calculation including the Protection Level), the value of your Indexed Segment is reduced. If the Performance Rate is zero, the value of your Indexed Segment will not change. The following examples illustrate how we calculate the Performance Rate assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The examples assume no withdrawals. The Indexed Crediting Base is used only to calculate the performance of Indexed Accounts on the End Date, and to calculate the Interim Value. This amount is not available for surrender, withdrawal, reallocation, annuitization or as a Death Benefit. If Secure Lock+® has been elected, see the Secure Lock+® section below for additional information. Depending on market conditions, subsequent Performance Caps may be higher or lower than the initial Performance Cap. The Company will determine new Performance Caps on a basis that does not discriminate unfairly within any class of contracts.
Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]	The Performance Rate is the percentage change in the Index Value from the Start Date to the End Date, adjusted by the Protection Level and subject to the Performance Cap. The Performance Rate can be positive, negative or zero. The percentage change in the Index Value is calculated by subtracting the Index Value on the Start Date from the Index Value on the End Date, and the difference is divided by the Index Value on the Start Date. The daily Index Value is posted on the Index’s website. If an Index Value is not published for a particular day, we will use the Index Value at the close of the next Valuation Date the Index Value is published. If your Indexed Account has a Performance Cap and the percentage change of the Index Value from the Start Date to the End Date is positive and equal to or greater than the Performance Cap, then the Performance Rate equals the Performance Cap. If the percentage change is zero or positive and less than the Performance Cap, the Performance Rate equals the percentage change of the Index Value. If you have a Protection Level and the percentage change in the Index Value is less than zero, then the Performance Rate is the lesser of 1) 0%, or 2) the percentage change in the Index Value plus the Protection Level. The Performance Rate for Indexed Segments with a 100% Protection Level is zero if the percentage change is negative. The amount credited to or deducted from the Indexed Segment is equal to the Performance Rate multiplied by the Indexed Crediting Base on the End Date. This will be used to determine the Segment Ending Value. The Indexed Crediting Base is the amount you have allocated to the Indexed Segment, less any withdrawals during the Indexed Term deducted proportionately by the amount that the withdrawal reduced the Interim Value (described later in the Interim Value section). Withdrawals include any applicable surrender charge, premium tax or rider fees and charges. The Performance Rate is used to determine the value credited after all adjustments. If the Performance Rate is positive, the value of your Indexed Segment will increase. If the Performance Rate is negative (after calculation including the Protection Level), the value of your Indexed Segment is reduced. If the Performance Rate is zero, the value of your Indexed Segment will not change. The following examples illustrate how we calculate the Performance Rate assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The examples assume no withdrawals.
Level Advantage 2 Income B Share | Cap Rate Return Limit [Member] | Index-Linked Option Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Interest Crediting [Text Block]	Gains in your Indexed Segments are limited by any applicable Performance Cap, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Performance Cap exists for the full term of the Indexed Segment unless Secure Lock+® is exercised. Generally, Indexed Segments with greater Protection Levels have lower Performance Caps. Performance Caps for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times.
Level Advantage 2 Income B Share | Participation Rate Return Limit [Member] | Postive Return [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits Positive Return [Text Block]	a Participation Rate, which is a specified percentage of positive Index performance. For example, if the Index return is 20%, and the Participation Rate is 90%, we will credit 18% in interest on the End Date of the Indexed Segment, meaning your Segment Ending Value will increase by 18%
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if the Index return is 20%, and the Participation Rate is 90%, we will credit 18% in interest on the End Date of the Indexed Segment, meaning your Segment Ending Value will increase by 18%
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]	●If the Indexed Account has a Participation Rate, and the Index return is 12%, and the Participation Rate is 90%, we will credit 10.8% in interest at the end of the Indexed Term.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]	Indexed Segments with Participation Rates. The Participation Rate represents the portion of the Index performance that is reflected in the value of the Indexed Segment. For example, if the Index return is 20%, and the Participation Rate is 90%, we will credit 18% in interest on the End Date of the Indexed Segment, meaning your Segment Ending Value will increase by 18%. The Participation Rate may be equal to, or greater or less than 100%, and may vary depending on the Death Benefit option, the Index, the Indexed Term length, and the Protection Level. The Participation Rate will not change during the Indexed Term unless Secure Lock+® is elected. The initial Participation Rate applies to the initial Indexed Term. The Company will declare, at its discretion, a Participation Rate for each subsequent Indexed Term. Subsequent Participation Rates may differ from the Participation Rate used for new Contracts or for other Contracts issued at different times. In no event will a Participation Rate be lower than what is shown in Appendix A – Investment Options Available Under The Contract. Information about current Participation Rates can be found at www.lfg.com/llarates and is incorporated into this prospectus by reference. The Performance Rate is the percentage change in the Index Value from the Start Date to the End Date, adjusted by the Participation Rate and the Protection Level. The Performance Rate can be positive, negative, or zero. The percentage change in the Index Value is calculated by subtracting the Index Value on the Start Date from the Index Value on the End Date, and the difference is divided by the Index Value on the Start Date. The daily Index Value is posted on the Index’s website. If an Index Value is not published for a particular day, we will use the Index Value at the close of the next Valuation Date the Index Value is published. If the percentage change of the Index Value from the Start Date to the End Date is zero or positive, then the Performance Rate equals the Participation Rate multiplied by the percentage change. If the percentage change in the Index Value is less than zero, then the Performance Rate is the lesser of 1) 0%, or 2) the percentage change in the Index Value plus the Protection Level. The amount credited to or deducted from the Indexed Segment is equal to the Performance Rate multiplied by the Indexed Crediting Base on the End Date. This will be used to determine the Segment Ending Value. The Indexed Crediting Base is the amount you have allocated to the Indexed Segment, less any withdrawals during the Indexed Term deducted proportionately by the amount that the withdrawal reduced the Interim Value. Withdrawals include any applicable surrender charge, premium tax or rider fees and charges. If the Performance Rate is positive, the value of your Indexed Segment will increase. If the Performance Rate is negative (after calculation including the Protection Level), the value of your Indexed Segment is reduced. If the Performance Rate is zero, the value of your Indexed Segment will not change. The Segment Ending Value on the End Date is equal to the sum of A and (A multiplied by B) where: A = the Indexed Crediting Base on the End Date and B = the Performance Rate. The following examples illustrate how we calculate the Performance Rate assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The examples assume no withdrawals. Indexed Term Segment Start Date = 1/8/2026
Indexed Account = 3-Year with a 115% Participation Rate
Allocation to Indexed Segment = $100,000
Indexed Crediting Base = $100,000
			B	A	= A + (A x B)
Indexed Segment Anniversary	Index % Change	Participation Rate	Performance Rate	Indexed Crediting Base on the End Date (Prior to Segment Maturity Value calculation)	Segment Maturity Value
1/8/2029	+20%	115%	20% x 115% = 23%	$100,000	$123,000
Example for Indexed Segment with lower declared Participation Rate: Indexed Term Segment Start Date = 1/8/2026
Indexed Account = 3-Year with a 95% Participation Rate
Allocation to Indexed Segment = $100,000
Indexed Crediting Base = $100,000
			B	A	= A + (A x B)
Indexed Segment Anniversary	Index % Change	Participation Rate	Performance Rate	Indexed Crediting Base on the End Date (Prior to Segment Maturity Value calculation)	Segment Maturity Value
1/8/2029	+15%	+95%	15% x 95% = 14.25%	$100,000	$114,250
The following examples show Performance Rates assuming an initial Participation Rate of 95% and 105%. The Indexed Crediting Base is used only to calculate the performance of Indexed Accounts on the End Date, and to calculate the Interim Value. This amount is not available for surrender, withdrawal, reallocation, annuitization or as a Death Benefit. Depending on market conditions, subsequent Participation Rates may be higher or lower than the initial Participation Rate. Subsequent Participation Rates may differ from the Participation Rate used for new Contracts or for other Contracts issued at different times. The Company will determine new Participation Rates on a basis that does not discriminate unfairly within any class of contracts. If Secure Lock+® has been elected, see the Secure Lock+® section below for additional information.
Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]	The Performance Rate is the percentage change in the Index Value from the Start Date to the End Date, adjusted by the Participation Rate and the Protection Level. The Performance Rate can be positive, negative, or zero. The percentage change in the Index Value is calculated by subtracting the Index Value on the Start Date from the Index Value on the End Date, and the difference is divided by the Index Value on the Start Date. The daily Index Value is posted on the Index’s website. If an Index Value is not published for a particular day, we will use the Index Value at the close of the next Valuation Date the Index Value is published. If the percentage change of the Index Value from the Start Date to the End Date is zero or positive, then the Performance Rate equals the Participation Rate multiplied by the percentage change. If the percentage change in the Index Value is less than zero, then the Performance Rate is the lesser of 1) 0%, or 2) the percentage change in the Index Value plus the Protection Level. The amount credited to or deducted from the Indexed Segment is equal to the Performance Rate multiplied by the Indexed Crediting Base on the End Date. This will be used to determine the Segment Ending Value. The Indexed Crediting Base is the amount you have allocated to the Indexed Segment, less any withdrawals during the Indexed Term deducted proportionately by the amount that the withdrawal reduced the Interim Value. Withdrawals include any applicable surrender charge, premium tax or rider fees and charges. If the Performance Rate is positive, the value of your Indexed Segment will increase. If the Performance Rate is negative (after calculation including the Protection Level), the value of your Indexed Segment is reduced. If the Performance Rate is zero, the value of your Indexed Segment will not change. The Segment Ending Value on the End Date is equal to the sum of A and (A multiplied by B) where: A = the Indexed Crediting Base on the End Date and B = the Performance Rate. The following examples illustrate how we calculate the Performance Rate assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The examples assume no withdrawals. Indexed Term Segment Start Date = 1/8/2026
Indexed Account = 3-Year with a 115% Participation Rate
Allocation to Indexed Segment = $100,000
Indexed Crediting Base = $100,000
			B	A	= A + (A x B)
Indexed Segment Anniversary	Index % Change	Participation Rate	Performance Rate	Indexed Crediting Base on the End Date (Prior to Segment Maturity Value calculation)	Segment Maturity Value
1/8/2029	+20%	115%	20% x 115% = 23%	$100,000	$123,000
Example for Indexed Segment with lower declared Participation Rate: Indexed Term Segment Start Date = 1/8/2026
Indexed Account = 3-Year with a 95% Participation Rate
Allocation to Indexed Segment = $100,000
Indexed Crediting Base = $100,000
			B	A	= A + (A x B)
Indexed Segment Anniversary	Index % Change	Participation Rate	Performance Rate	Indexed Crediting Base on the End Date (Prior to Segment Maturity Value calculation)	Segment Maturity Value
1/8/2029	+15%	+95%	15% x 95% = 14.25%	$100,000	$114,250
The following examples show Performance Rates assuming an initial Participation Rate of 95% and 105%.
Level Advantage 2 Income B Share | Participation Rate Return Limit [Member] | Index-Linked Option Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Interest Crediting [Text Block]	Gains in your Indexed Segments may be limited by any applicable Participation Rate, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. If the Participation Rate is less than 100%, the increase in your Segment Ending Value will never reflect the entire corresponding performance in the applicable Index over the Indexed Term. The Participation Rate exists for the full term of the Indexed Segment unless Secure Lock+® is exercised. Participation Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Participation Rates may differ from the Participation Rate used for new Contracts or for other Contracts issued at different times.
Level Advantage 2 Income B Share | Performance Trigger Rate | Postive Return [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits Positive Return [Text Block]	a Performance Trigger Rate that provides a specified rate of return if the Index performance is zero or positive. For example, if the Index return is 12%, and the Performance Trigger Rate is 4%, we will credit 4% in interest on the End Date of the Indexed Segment, meaning your Segment Ending Value will increase by 4%. Alternatively, if the Index return is 1%, and the Performance Trigger Rate is 4%, we will credit 4% in interest on the End Date of the Indexed Segment, meaning your Segment Ending Value will increase by 4%
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if the Index return is 12%, and the Performance Trigger Rate is 4%, we will credit 4% in interest on the End Date of the Indexed Segment, meaning your Segment Ending Value will increase by 4%. Alternatively, if the Index return is 1%, and the Performance Trigger Rate is 4%, we will credit 4% in interest on the End Date of the Indexed Segment, meaning your Segment Ending Value will increase by 4%
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]	If the Indexed Account has a Performance Trigger Rate, and the Index return is 12% and the Performance Trigger Rate is 10%, we will credit 10% in interest at the end of the Indexed Term.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]	Indexed Segments with Performance Trigger Rate. The Performance Trigger Rate is a rate of return for an Indexed Segment that we declare at the beginning of the Indexed Term that is used to determine the Segment Ending Value if the Index return for the Indexed Term is zero or positive. For example, if the Index return is 12%, and the Performance Trigger Rate is 4%, we will credit 4% in interest on the End Date of the Indexed Segment, meaning your Segment Ending Value will increase by 4%. Alternatively, if the Index return is 1%, and the Performance Trigger Rate is 4%, we will credit 4% in interest on the End Date of the Indexed Segment, meaning your Segment Ending Value will increase by 4%. The Performance Trigger Rate may vary depending on the Death Benefit option, the Index, the Indexed Term length, and the Protection Level. Typically, Indexed Segments with greater Protection Levels have lower Performance Trigger Rates. The Performance Trigger Rate will not change during the Indexed Term unless Secure Lock+® is elected. The initial Performance Trigger Rate applies to the initial Indexed Term. The Company will declare, at its discretion, a Performance Trigger Rate for each subsequent Indexed Term. Subsequent Performance Trigger Rates may differ from the Performance Trigger Rate used for new Contracts or for other Contracts issued at different times. In no event will a Performance Trigger Rate be lower than what is shown in Appendix A – Investment Options Available Under The Contract. Information about current Performance Trigger Rates can be found at www.lfg.com/llarates and is incorporated into this prospectus by reference. The Performance Rate is the percentage change in the Index Value from the Start Date to the End Date, adjusted by the Protection Level and subject to the Performance Trigger Rate. The Performance Rate can be positive, negative, or zero. The percentage change in the Index Value is calculated by subtracting the Index Value on the Start Date from the Index Value on the End Date, and the difference is divided by the Index Value on the Start Date. If the percentage change of the Index Value is greater than or equal to zero on the End Date, the Performance Rate is equal to the Performance Trigger Rate. The daily Index Value is posted on the Index’s website. If an Index Value is not published for a particular day, we will use the Index Value at the close of the next Valuation Date the Index Value is published. If you have a Protection Level and the percentage change in the Index Value is less than zero, then the Performance Rate is the lesser of 1) 0%, or 2) the percentage change in the Index Value plus the Protection Level. The amount credited to or deducted from the Indexed Segment is equal to the Performance Rate multiplied by the Indexed Crediting Base on the End Date. This will be used to determine the Segment Ending Value. The Indexed Crediting Base is the amount you have allocated to the Indexed Segment, less any withdrawals during the Indexed Term deducted proportionately by the amount that the withdrawal reduced the Interim Value. Withdrawals include any applicable surrender charge, premium tax or rider fees and charges. If the Performance Rate is positive, the value of your Indexed Segment will increase. If the Performance Rate is negative (after calculation including the Protection Level), the value of your Indexed Segment is reduced. If the Performance Rate is zero, the value of your Indexed Segment will not change. The following examples illustrate how we calculate the Performance Rate assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The example assumes no withdrawals. The Indexed Crediting Base is used only to calculate the performance of Indexed Accounts on the End Date, and to calculate the Interim Value. This amount is not available for surrender, withdrawal, reallocation, annuitization or as a Death Benefit. Depending on market conditions, subsequent Performance Trigger Rates may be higher or lower than the initial Performance Trigger Rate. Subsequent Performance Trigger Rates may differ from the Performance Trigger Rate used for new Contracts or for other Contracts issued at different times. The Company will determine new Performance Trigger Rates on a basis that does not discriminate unfairly within any class of contracts. If Secure Lock+® has been elected, see the Secure Lock+® section below for additional information.
Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]	The Performance Rate is the percentage change in the Index Value from the Start Date to the End Date, adjusted by the Protection Level and subject to the Performance Trigger Rate. The Performance Rate can be positive, negative, or zero. The percentage change in the Index Value is calculated by subtracting the Index Value on the Start Date from the Index Value on the End Date, and the difference is divided by the Index Value on the Start Date. If the percentage change of the Index Value is greater than or equal to zero on the End Date, the Performance Rate is equal to the Performance Trigger Rate. The daily Index Value is posted on the Index’s website. If an Index Value is not published for a particular day, we will use the Index Value at the close of the next Valuation Date the Index Value is published. If you have a Protection Level and the percentage change in the Index Value is less than zero, then the Performance Rate is the lesser of 1) 0%, or 2) the percentage change in the Index Value plus the Protection Level. The amount credited to or deducted from the Indexed Segment is equal to the Performance Rate multiplied by the Indexed Crediting Base on the End Date. This will be used to determine the Segment Ending Value. The Indexed Crediting Base is the amount you have allocated to the Indexed Segment, less any withdrawals during the Indexed Term deducted proportionately by the amount that the withdrawal reduced the Interim Value. Withdrawals include any applicable surrender charge, premium tax or rider fees and charges. If the Performance Rate is positive, the value of your Indexed Segment will increase. If the Performance Rate is negative (after calculation including the Protection Level), the value of your Indexed Segment is reduced. If the Performance Rate is zero, the value of your Indexed Segment will not change. The following examples illustrate how we calculate the Performance Rate assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The example assumes no withdrawals.
Level Advantage 2 Income B Share | Performance Trigger Rate | Index-Linked Option Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Interest Crediting [Text Block]	Gains in your Indexed Segments are limited by any applicable Performance Trigger Rate. If the performance of the Index is zero or positive, a specified rate is used to determine the Segment Ending Value. The Performance Trigger Rate may be lower than the actual performance of the Index, which means that your return may be lower than if you had invested directly in a fund based on the applicable Index. The Performance Trigger Rate applies for the full term on the Indexed Segment unless Secure Lock+® is exercised. Generally, Indexed Segments with greater Protection Levels have lower Performance Trigger Rates. Performance Trigger Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Trigger Rates may differ from the Performance Trigger Rate used for new Contracts or for other Contracts issued at different times.Gains in your Indexed Segment are limited by any applicable Dual Performance Trigger Rate. The Dual Performance Trigger Rate is used in determining the Segment Ending Value. The Dual Performance Trigger Rate may be lower than the actual performance of the Index, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Dual Performance Trigger Rate applies for the full term of the Indexed Segment unless Secure Lock+® is exercised. Dual Performance Trigger Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Dual Performance Trigger Rates may differ from the Dual Performance Trigger Rate used for new Contracts or for the other Contracts issued at different times.
Level Advantage 2 Income B Share | Dual Performance Trigger Rate | Postive Return [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits Positive Return [Text Block]	a Dual Performance Trigger Rate, which will either provide a specific rate of return if the Index performance is positive, zero or negative within the Protection Level or be added to the Index performance and the Protection Level if the Index performance is negative and beyond the Protection Level. For example, if the Index return is 12%, and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest on the End Date of the Indexed Segment, meaning your Segment Ending Value will increase by 8%; if the Index return is 2% and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest on the End Date of the Indexed Segment, meaning your Segment Ending Value will increase by 8%; or
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if the Index return is 12%, and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest on the End Date of the Indexed Segment, meaning your Segment Ending Value will increase by 8%; if the Index return is 2% and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest on the End Date of the Indexed Segment, meaning your Segment Ending Value will increase by 8%
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]	If the Indexed Account has a Dual Performance Trigger Rate, and the Index return is 12% and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest at the end of the Indexed Term.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]	Indexed Segments with Dual Performance Trigger Rate. The Dual Performance Trigger Rate is a rate of return for an Indexed Segment that we declare at the beginning of the Indexed Term. It is used, in part, to determine the Segment Ending Value. The Dual Performance Trigger Rate may vary depending on the Death Benefit option, the Index, the Indexed Term, and the Protection Level you select. The Dual Performance Trigger Rate will not change during the Indexed Term unless Secure Lock+® is elected. Typically, Indexed Segments with greater Protection Levels have lower Dual Performance Trigger Rates. The initial Dual Performance Trigger Rate applies to the initial Indexed Term. The Company will declare, at its discretion, a Dual Performance Trigger Rate for each subsequent Indexed Term, if any. Subsequent Dual Performance Trigger Rates may differ from the Dual Performance Trigger Rate used for new Contracts or for other Contracts issued at different times. In no event will a Dual Performance Trigger Rate be lower than what is shown in Appendix A – Investment Options Available Under The Contract. Information about current Dual Performance Trigger Rates can be found at www.lfg.com/llarates and is incorporated into this prospectus by reference. The Performance Rate is the percentage change in the Index Value from the Start Date to the End Date, adjusted by the Protection Level and the Dual Performance Trigger Rate. The Performance Rate can be positive, negative, or zero. The percentage change in the Index Value is calculated by subtracting the Index Value on the Start Date from the Index Value on the End Date, with the difference then divided by the Index Value on the Start Date. The daily Index Value is posted on the Index’s website. If an Index Value is not published for a particular day, we will use the Index Value at the close of the next Valuation Date the Index Value is published. If the percentage change of the Index Value is greater than or equal to zero on the End Date, the Performance Rate is equal to the Dual Performance Trigger Rate. For example, if the Index return is 12%, and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest on the End Date of the Indexed Segment, meaning your Segment Ending Value will increase by 8%. If the percentage change in the Index Value is less than zero but within the Protection Level, the Performance Rate is equal to the Dual Performance Trigger Rate. For example, if the Index return is -5%, the Protection Level is 10% and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest on the End Date of the Indexed Segment, meaning your Segment Ending Value will increase by 8%. If the percentage change in the Index Value is negative and beyond Protection Level, the Performance Rate is the percentage change in the Index Value, plus the Dual Performance Trigger Rate, plus the Protection Level. The Performance Rate could be negative. For example, if the Index return is -20%, the Protection Level is 10% and the Dual Performance Trigger Rate is 8%, we will deduct 2% in interest on the End Date of the Indexed Segment, meaning your Segment Ending Value will decrease by 2%. The amount credited to or deducted from the Indexed Segment is equal to the Performance Rate multiplied by the Indexed Crediting Base on the End Date. This will be used to determine the Segment Ending Value. The Indexed Crediting Base is the amount that you have allocated to the Indexed Segment, less any transfers or withdrawals during the Indexed Term deducted proportionately by the amount that the transfers or withdrawals reduced the Interim Value. Withdrawals include any applicable surrender charge, premium tax or rider fees and charges. The Performance Rate is used to determine the value credited after all adjustments. If the Performance Rate is positive, the value of your Indexed Segment will increase. If the Performance Rate is negative (after calculation including the Protection Level), the value of your Indexed Segment will be reduced. If the Performance Rate is zero, the value of your Indexed Segment will not change. The Indexed Crediting Base is used only to calculate the performance of Indexed Accounts on the End Date and to calculate the Interim Value. This amount is not available for surrender, withdrawal, reallocation, annuitization or as a Death Benefit. The following examples show the Performance Rates assuming an initial Dual Performance Trigger Rate of 6% and a Protection Level of 10%. Depending on market conditions, subsequent Dual Performance Trigger Rates may be higher or lower than the initial Dual Performance Trigger Rate. Subsequent Dual Performance Trigger Rates may differ from the Dual Performance Trigger Rate used for new contracts or for other contracts issued at different times. The Company will determine new Dual Performance Trigger Rates on a basis that does not discriminate unfairly within any class of contracts. If Secure Lock+® has been elected, see the Secure Lock+® section below for additional information.
Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]	The Performance Rate is the percentage change in the Index Value from the Start Date to the End Date, adjusted by the Protection Level and the Dual Performance Trigger Rate. The Performance Rate can be positive, negative, or zero. The percentage change in the Index Value is calculated by subtracting the Index Value on the Start Date from the Index Value on the End Date, with the difference then divided by the Index Value on the Start Date. The daily Index Value is posted on the Index’s website. If an Index Value is not published for a particular day, we will use the Index Value at the close of the next Valuation Date the Index Value is published. If the percentage change of the Index Value is greater than or equal to zero on the End Date, the Performance Rate is equal to the Dual Performance Trigger Rate. For example, if the Index return is 12%, and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest on the End Date of the Indexed Segment, meaning your Segment Ending Value will increase by 8%. If the percentage change in the Index Value is less than zero but within the Protection Level, the Performance Rate is equal to the Dual Performance Trigger Rate. For example, if the Index return is -5%, the Protection Level is 10% and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest on the End Date of the Indexed Segment, meaning your Segment Ending Value will increase by 8%. If the percentage change in the Index Value is negative and beyond Protection Level, the Performance Rate is the percentage change in the Index Value, plus the Dual Performance Trigger Rate, plus the Protection Level. The Performance Rate could be negative. For example, if the Index return is -20%, the Protection Level is 10% and the Dual Performance Trigger Rate is 8%, we will deduct 2% in interest on the End Date of the Indexed Segment, meaning your Segment Ending Value will decrease by 2%. The amount credited to or deducted from the Indexed Segment is equal to the Performance Rate multiplied by the Indexed Crediting Base on the End Date. This will be used to determine the Segment Ending Value. The Indexed Crediting Base is the amount that you have allocated to the Indexed Segment, less any transfers or withdrawals during the Indexed Term deducted proportionately by the amount that the transfers or withdrawals reduced the Interim Value. Withdrawals include any applicable surrender charge, premium tax or rider fees and charges. The Performance Rate is used to determine the value credited after all adjustments. If the Performance Rate is positive, the value of your Indexed Segment will increase. If the Performance Rate is negative (after calculation including the Protection Level), the value of your Indexed Segment will be reduced. If the Performance Rate is zero, the value of your Indexed Segment will not change. The Indexed Crediting Base is used only to calculate the performance of Indexed Accounts on the End Date and to calculate the Interim Value. This amount is not available for surrender, withdrawal, reallocation, annuitization or as a Death Benefit. The following examples show the Performance Rates assuming an initial Dual Performance Trigger Rate of 6% and a Protection Level of 10%.
Level Advantage 2 Income B Share | Dual Rate | Postive Return [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if the Index return is 60%, and the Performance Cap is 50%, we will credit 50% in interest on the End Date of the Indexed Segment, meaning your Segment Ending Value will increase by 50%; if the Index return is 4% and the Performance Cap is 50% and the Dual Rate is 15%, we will credit 15% in interest on the End Date of the Indexed Segment, meaning your Segment Ending Value will increase by 15%.
Level Advantage 2 Income B Share | Dual Rate | Zero Return [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits Positive Return [Text Block]	a Dual Rate, which will either provide a minimum rate of return if the Index performance is between zero and the Dual Rate, or will be added to the Index performance if the Index performance is negative. An Index Account with a Dual Rate will also have a Performance Cap, which is the highest Performance Rate that we will credit if the Index performance exceeds the Dual Rate. For example, if the Index return is 60%, and the Performance Cap is 50%, we will credit 50% in interest on the End Date of the Indexed Segment, meaning your Segment Ending Value will increase by 50%; if the Index return is 4% and the Performance Cap is 50% and the Dual Rate is 15%, we will credit 15% in interest on the End Date of the Indexed Segment, meaning your Segment Ending Value will increase by 15%.
Level Advantage 2 Income B Share | Dual Rate | Negative Return [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Example of Limiting the Negative Return Risk [Text Block]	The Dual Rate will limit negative (downside) Index returns. For example, if the Index return is -25% and the Dual Rate is 15%, we will deduct 10% at the end of the Indexed Term.
Level Advantage 2 Income B Share | Reset Rate | Postive Return [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]	A Reset Rate may limit positive Index return if you choose to lock the Interim Value of an Indexed Segment under Secure Lock+®. For example, if the Index return is 12%, and the Reset Rate is a 2% Performance Cap, we will credit 2% in interest at the end of the Indexed Term.
Level Advantage 2 Income B Share | Reset Rate | Postive Return [Member] | Interim Value Secure LockPlus
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits Positive Return [Text Block]	In addition, the Reset Rate may limit a positive Index return if you choose to lock the Interim Value of an Indexed Segment under Secure Lock+®. We will reset the Indexed Segment Performance Cap rate, Participation Rate, Performance Trigger Rate, or Dual Performance Trigger Rate for the remainder of the Indexed Term following the lock, and these Reset Rates may be lower than the original rates. For example, if the Performance Cap is 4% and you choose to lock in the Interim Value, then on the next Monthly Anniversary date, we could reset the Performance Cap for the remaining Indexed Term to 2%. If the Index return at the end of the Indexed Term is 12%, we will credit 2% in interest on the End Date of the Indexed Segment.
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if the Performance Cap is 4% and you choose to lock in the Interim Value, then on the next Monthly Anniversary date, we could reset the Performance Cap for the remaining Indexed Term to 2%. If the Index return at the end of the Indexed Term is 12%, we will credit 2% in interest on the End Date of the Indexed Segment.
Level Advantage 2 Income B Share | Dual Rate and Performance Cap | Postive Return [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]	If the Indexed Account has a Dual Rate and Performance Cap, and the Index return is 60% and the Performance Cap is 50%, we will credit 50% in interest at the end of the Indexed Term.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]	Indexed Segments with Dual Plus. The Dual Plus Indexed Accounts offer a Dual Rate and Performance Cap for an Indexed Segment that we declare at the beginning of the Indexed Term that are both used in determining the Segment Ending Value. The Performance Cap is the maximum Performance Rate that can be credited to the Indexed Segment for an Indexed Term for which it is declared. For example, if the Index return is 60%, and the Performance Cap is 50%, we will credit 50% in interest on the End Date of the Indexed Segment, meaning your Segment Ending Value will increase by 50%. The Performance Cap may vary depending on the Death Benefit option, the Index, and the Indexed Term length. The Performance Cap will not change during the Indexed Term. The Dual Rate will not vary depending on the Death Benefit option, the Index, or the Indexed Term length and will not change from one Indexed Term to the next. The initial Performance Cap applies to the initial Indexed Term. The Company will declare, at its discretion, a Performance Cap for each subsequent Indexed Term. If no Performance Cap is declared for an Indexed Term, there is no maximum Performance Rate for that Indexed Term. In no event will a Performance Cap be lower than what is shown in Appendix A – Investment Options Available Under The Contract. Information about current Performance Caps can be found at www.lfg.com/llarates and is incorporated into this prospectus by reference. The Performance Rate is the percentage change in the Index Value from the Start Date to the End Date, adjusted by the Dual Rate and Performance Cap Rate. The percentage change is calculated by subtracting the Index Value as of the beginning of the Indexed Term from the Index Value at the end of the Indexed Term. The difference is then divided by the Index Value as of the beginning of the Indexed Term. The Performance Rate equals (1) the Dual Rate if the percentage change of the Index Value from the Start Date to the End Date for an Indexed Term is zero, or is positive and equal to or less than the Dual Rate; or (2) the percentage change up to the Performance Cap if the percentage change is higher than the Dual Rate; or (3) the Performance Cap if the percentage change is higher than the Performance Cap; or (4) the percentage the Index has decreased plus the Dual Rate, if the Index Value at the end of the Indexed Term is less than the Index Value at the beginning of the Indexed Term. If the Performance Rate is negative, the value of your Indexed Segment is reduced. The amount credited to or deducted from the Indexed Segment, is equal to the Performance Rate multiplied by the Indexed Crediting Base on the End Date. This will be used to determine the Segment Ending Value as set forth below. The Indexed Crediting Base is the amount that you have allocated to the Indexed Segment, less any transfers or withdrawals during the Indexed Term deducted proportionately by the amount that the transfer or withdrawal reduced the Interim Value. Withdrawals include any applicable surrender charge, premium tax, or rider fees and charges. The Performance Rate is used to determine the value credited after all adjustments. The Segment Ending Value on the End Date is equal to the sum of A plus (A multiplied by B) where: A = the Indexed Crediting Base on the End Date and B = the Performance Rate. The Indexed Crediting Base is used only to calculate the performance of Indexed Accounts on the End Date and to calculate the Interim Value. This amount is not available for surrender, withdrawal, transfer, annuitization or as a Death Benefit. The following examples show the Performance Rates assuming a Dual Rate of 15% and an initial Performance Cap of 75%. Depending on market conditions, subsequent Performance Caps may be higher or lower than the initial Performance Cap. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times. The Company will determine new Performance Caps on a basis that does not discriminate unfairly within any class of contracts.
Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]	The Performance Rate is the percentage change in the Index Value from the Start Date to the End Date, adjusted by the Dual Rate and Performance Cap Rate. The percentage change is calculated by subtracting the Index Value as of the beginning of the Indexed Term from the Index Value at the end of the Indexed Term. The difference is then divided by the Index Value as of the beginning of the Indexed Term. The Performance Rate equals (1) the Dual Rate if the percentage change of the Index Value from the Start Date to the End Date for an Indexed Term is zero, or is positive and equal to or less than the Dual Rate; or (2) the percentage change up to the Performance Cap if the percentage change is higher than the Dual Rate; or (3) the Performance Cap if the percentage change is higher than the Performance Cap; or (4) the percentage the Index has decreased plus the Dual Rate, if the Index Value at the end of the Indexed Term is less than the Index Value at the beginning of the Indexed Term. If the Performance Rate is negative, the value of your Indexed Segment is reduced. The amount credited to or deducted from the Indexed Segment, is equal to the Performance Rate multiplied by the Indexed Crediting Base on the End Date. This will be used to determine the Segment Ending Value as set forth below. The Indexed Crediting Base is the amount that you have allocated to the Indexed Segment, less any transfers or withdrawals during the Indexed Term deducted proportionately by the amount that the transfer or withdrawal reduced the Interim Value. Withdrawals include any applicable surrender charge, premium tax, or rider fees and charges. The Performance Rate is used to determine the value credited after all adjustments. The Segment Ending Value on the End Date is equal to the sum of A plus (A multiplied by B) where: A = the Indexed Crediting Base on the End Date and B = the Performance Rate. The Indexed Crediting Base is used only to calculate the performance of Indexed Accounts on the End Date and to calculate the Interim Value. This amount is not available for surrender, withdrawal, transfer, annuitization or as a Death Benefit. The following examples show the Performance Rates assuming a Dual Rate of 15% and an initial Performance Cap of 75%.
Level Advantage 2 Income B Share | Dual Rate and Performance Cap | Index-Linked Option Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Interest Crediting [Text Block]	Gains in your Dual Plus Indexed Segment are limited by any applicable Performance Cap, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Performance Cap exists for the full term of the Indexed Segment. Performance Caps for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or other Contracts issued at different times.
Level Advantage 2 Income B Share | Performance Cap Annual Lock | Postive Return [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]	Indexed Segments with Performance Caps with Annual Locks. For an Indexed Segment with Annual Locks, the Performance Rate will be calculated in the same manner as without Annual Locks (see discussion above), except it will be calculated on each Index Anniversary Date. The performance will NOT be credited to or deducted from the Indexed Segment, however, until the End Date of the Indexed Term (at the end of the 6th year). The amount of the performance credited or deducted from the Indexed Segment on the End Date equals the sum of the annual performance amounts on each Indexed Anniversary Date, adjusted for any withdrawals, transfers, or annuitization. On the first Indexed Anniversary Date, the performance equals the Performance Rate change multiplied by the Indexed Crediting Base. This performance amount is added to or deducted from the Indexed Crediting Base. This adjusted Indexed Crediting Base becomes the Indexed Crediting Base for the next one-year period. On each Indexed Anniversary Date thereafter, the return for the year is credited to or deducted from the Indexed Crediting Base and the adjusted Indexed Crediting Base carries over to the next one-year period. As a result, a loss you incur in one year will reduce the amount invested for the next year. In a continuing down market, you could lose in excess of the applicable Protection Level. For example, if the Protection Level is 10%, in a continuing down market, you could lose more than 90% of your investment. On the other hand, a gain you incur in one year will increase the Indexed Crediting Base for the next year, upon which future gains (if any) will be calculated. The Segment Ending Value will equal the value of the Indexed Crediting Base on the End Date (after the adjustment for performance on the last Indexed Anniversary Date). The Indexed Crediting Base is used only to calculate the performance of Indexed Segments on the Indexed Anniversary Date and to calculate the Interim Value. This amount is not available for surrender, withdrawal, transfer, annuitization or as a Death Benefit. In addition to the Indexed Crediting Base adjustment for performance, withdrawals and transfers reduce the Indexed Crediting Base in the same proportion that withdrawals and transfers reduce the Interim Value. The initial Performance Cap applies to the initial Indexed Term. The Company will declare, at its discretion, a Performance Cap for each subsequent Indexed Term. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times. If no Performance Cap is declared for an Indexed Term, there is no maximum Performance Rate for that Indexed Term. In no event will a Performance Cap be lower than what is shown in Appendix A – Investment Options Available Under The Contract. Information about current Performance Caps can be found at www.lfg.com/llarates and is incorporated in this prospectus by reference. The following examples illustrate how we calculate the Performance Rate assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The examples assume no withdrawals. Indexed Term Segment Start Date = 1/8/2026
Indexed Account = 6-Year with Annual Locks with a 10% annual Performance Cap and 10% Protection Level

Allocation to Indexed Segment = $100,000
Indexed Crediting Base at Beginning of Term = $100,000
Indexed Segment Anniversary	Index % Change	Indexed Segment Performance Rate (adjusted for Cap or Protection Level)	Indexed Segment Performance Amount	Adjusted Indexed Crediting Base/ Anniversary Value
1/8/2027	+7%	+7%	$7,000	$107,000
1/8/2028	+12%	+10%	$10,700	$117,700
1/8/2029	-13%	-3%	-$3,531	$114,169
1/8/2030	-5%	0%	$0	$114,169
1/8/2031	+5%	+5%	$5,708	$119,877
1/8/2032	+17%	+10%	$11,988	$131,865
Note: The Segment Ending Value is $131,865. The $31,865 (the sum of the values on each Index Anniversary) is not credited to your Contract Value until the end of the 6-year Indexed Term. Until the end of the Indexed Term, with an Annual Lock account, the Interim Value calculation applies. The anniversary amounts are not available to you and are used only for calculation purposes as the Indexed Crediting Base for the next year. Depending on market conditions, Performance Caps on subsequent 6-year Indexed Terms with Annual Locks may be higher or lower than the initial Performance Cap. The Company will determine new Performance Caps on a basis that does not discriminate unfairly within any class of contracts.
Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]	The following examples illustrate how we calculate the Performance Rate assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The examples assume no withdrawals. Indexed Term Segment Start Date = 1/8/2026
Indexed Account = 6-Year with Annual Locks with a 10% annual Performance Cap and 10% Protection Level

Allocation to Indexed Segment = $100,000
Indexed Crediting Base at Beginning of Term = $100,000
Indexed Segment Anniversary	Index % Change	Indexed Segment Performance Rate (adjusted for Cap or Protection Level)	Indexed Segment Performance Amount	Adjusted Indexed Crediting Base/ Anniversary Value
1/8/2027	+7%	+7%	$7,000	$107,000
1/8/2028	+12%	+10%	$10,700	$117,700
1/8/2029	-13%	-3%	-$3,531	$114,169
1/8/2030	-5%	0%	$0	$114,169
1/8/2031	+5%	+5%	$5,708	$119,877
1/8/2032	+17%	+10%	$11,988	$131,865
Note: The Segment Ending Value is $131,865. The $31,865 (the sum of the values on each Index Anniversary) is not credited to your Contract Value until the end of the 6-year Indexed Term. Until the end of the Indexed Term, with an Annual Lock account, the Interim Value calculation applies. The anniversary amounts are not available to you and are used only for calculation purposes as the Indexed Crediting Base for the next year.
Level Advantage 2 Income B Share | SP 500 Price Return Index
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]	S&P 500® Price Return Index (SPX). The S&P 500® Index is comprised of 500 stocks considered representative of the overall market.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	The S&P 500® Price Return Index is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
Annual Return [Percent]		16.40%	23.30%	24.20%	(19.40%)	26.90%	16.30%	28.90%	(6.20%)	19.40%	9.50%
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%	5.00%	(9.40%)	5.00%	5.00%	5.00%	0.00%	5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	The S&P 500® Price Return Index is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	S&P 500® Price Return Index The S&P 500® Price Return Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by The Lincoln National Life Insurance Company (“Lincoln”). Standard & Poor’s®, S&P®, and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Lincoln. It is not possible to invest directly in an index. Lincoln’s Product(s) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of Lincoln’s Product(s) or any member of the public regarding the advisability of investing in securities generally or in Lincoln’s Product(s) particularly or the ability of the S&P 500® Price Return Index to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to Lincoln with respect to the S&P 500® Price Return Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500® Price Return Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Lincoln or Lincoln’s Product(s). S&P Dow Jones Indices have no obligation to take the needs of Lincoln or the owners of Lincoln’s Product(s) into consideration in determining, composing or calculating the S&P 500® Price Return Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of Lincoln’s Product(s) or the timing of the issuance or sale of Lincoln’s Product(s) or in the determination or calculation of the equation by which Lincoln’s Product(s) is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of Lincoln’s Product(s). There is no assurance that investment products based on the S&P 500® Price Return Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice. S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500® PRICE RETURN INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY LINCOLN, OWNERS OF LINCOLN’S PRODUCTS(s), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500® PRICE RETURN INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND LINCOLN, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
Level Advantage 2 Income B Share | SP 500 Price Return Index | Index-Linked Option Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	S&P 500® Price Return Index: This Index is comprised of equity securities issued by large-capitalization U.S. companies. In general large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.
Level Advantage 2 Income B Share | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Cap
Level Advantage 2 Income B Share | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Annual Lock 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Annual Lock
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	N/A
Level Advantage 2 Income B Share | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Cap
Level Advantage 2 Income B Share | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Cap
Level Advantage 2 Income B Share | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Cap
Level Advantage 2 Income B Share | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Cap
Level Advantage 2 Income B Share | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 100 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1,3]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	100.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	0.10%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Cap
Level Advantage 2 Income B Share | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 25 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	25.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Cap
Level Advantage 2 Income B Share | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 30 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	30.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Cap
Level Advantage 2 Income B Share | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Dual Plus 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Dual Plus
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	N/A
Level Advantage 2 Income B Share | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Dual Plus
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	N/A
Level Advantage 2 Income B Share | SP 500 Price Return Index | Participation Rate Return Limit [Member] | Protection 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Index-Linked Option Available, Index Gain Limit Type	Participation Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Participation Rate
Level Advantage 2 Income B Share | SP 500 Price Return Index | Participation Rate Return Limit [Member] | Protection 10 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Index-Linked Option Available, Index Gain Limit Type	Participation Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Participation Rate
Level Advantage 2 Income B Share | SP 500 Price Return Index | Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Trigger Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Trigger Rate
Level Advantage 2 Income B Share | SP 500 Price Return Index | Performance Trigger Rate | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Trigger Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Trigger Rate
Level Advantage 2 Income B Share | SP 500 Price Return Index | Performance Trigger Rate | Protection Level 20 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Trigger Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Trigger Rate
Level Advantage 2 Income B Share | SP 500 Price Return Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Dual Performance Trigger Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Dual Performance Trigger Rate
Level Advantage 2 Income B Share | Russell 2000 Price Return Index
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]	Russell 2000® Price Return Index (RTY). The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 2000® Index. It is considered representative of small capitalization stocks. The prices of small company stocks generally are more volatile than those of large company stocks.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	The Russell 2000® Price Return Index is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
Annual Return [Percent]		11.30%	10.00%	15.10%	(21.60%)	13.70%	18.40%	23.70%	(12.20%)	13.10%	19.50%
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%	5.00%	(11.60%)	5.00%	5.00%	5.00%	(2.20%)	5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	The Russell 2000® Price Return Index is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	Russell 2000® Price Return Index The Russell 2000® Price Return Index (the “Index”) is a trademark of Frank Russell Company (“Russell”) and has been licensed for use by The Lincoln National Life Insurance Company (“Lincoln”). Lincoln products are not in any way sponsored, endorsed, sold or promoted by Russell or the London Stock Exchange Group companies (“LSEG”) (together the “Licensor Parties”) and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the Index (upon which Lincoln’s products are based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with Lincoln products. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to Lincoln or to its clients. The Index is calculated by Russell or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein.
Level Advantage 2 Income B Share | Russell 2000 Price Return Index | Index-Linked Option Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	Russell 2000® Price Return Index: Compared to mid-and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.
Level Advantage 2 Income B Share | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Price Return Index[1]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Cap
Level Advantage 2 Income B Share | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Annual Lock 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Price Return Index[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Annual Lock
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	N/A
Level Advantage 2 Income B Share | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Price Return Index[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Cap
Level Advantage 2 Income B Share | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Price Return Index[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Cap
Level Advantage 2 Income B Share | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 25 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Price Return Index[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	25.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Cap
Level Advantage 2 Income B Share | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 30 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Price Return Index[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	30.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Cap
Level Advantage 2 Income B Share | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Price Return Index[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Dual Plus
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	N/A
Level Advantage 2 Income B Share | Russell 2000 Price Return Index | Participation Rate Return Limit [Member] | Protection 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Price Return Index[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Index-Linked Option Available, Index Gain Limit Type	Participation Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Participation Rate
Level Advantage 2 Income B Share | Russell 2000 Price Return Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Price Return Index[1]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Dual Performance Trigger Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Dual Performance Trigger Rate
Level Advantage 2 Income B Share | Capital Strength Net Fee Index
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]	Capital Strength Net Fee IndexSM (NQCAPSTNF). The Index is comprised of 50 stocks selected based on cash on hand, debt ratios and volatility. The Capital Strength Price Return IndexSM will be reduced by 0.65% to result in the Capital Strength Net Fee IndexSM.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	The Capital Strength Net Fee IndexSM is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index. The Index provider deducts fees and costs when calculating the Index return, which will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.
Annual Return [Percent]		4.70%	9.20%	6.40%	(11.90%)	24.30%	11.20%	24.20%	(5.90%)	24.10%	6.20%
Annual Return, Example Capped and Buffered [Percent]		4.70%	5.00%	5.00%	(1.90%)	5.00%	5.00%	5.00%	0.00%	5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	The Capital Strength Net Fee IndexSM is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Price Return Index Deducts Costs [Text Block]	The Index provider deducts fees and costs when calculating the Index return, which will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	Capital Strength Net Fee IndexSM The Product(s) is not sponsored, endorsed, sold or promoted by NASDAQ, Inc. or its affiliates (NASDAQ, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Capital Strength Net Fee Index to track general stock market performance. The Corporations' only relationship to The Lincoln National Life Insurance Company (“Licensee”) is in the licensing of the Nasdaq® and certain trade names of the Corporations and the use of the Capital Strength Net Fee Index which is determined, composed and calculated by NASDAQ without regard to Licensee or the Product(s). NASDAQ has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Capital Strength Net Fee Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s). THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE CAPITAL STRENGTH NET FEE INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE CAPITAL STRENGTH NET FEE INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE CAPITAL STRENGTH NET FEE INDEX® OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
Level Advantage 2 Income B Share | Capital Strength Net Fee Index | Index-Linked Option Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	Capital Strength Net Fee IndexSM: This Index has fewer stocks than broad based indices; therefore, the risk is spread between fewer equity securities. This Index may not track other large cap indices.
Level Advantage 2 Income B Share | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Capital Strength Net Fee IndexSM 1, 4
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Cap
Level Advantage 2 Income B Share | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Capital Strength Net Fee IndexSM 1, 4
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Cap
Level Advantage 2 Income B Share | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Capital Strength Net Fee IndexSM 1, 4
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Cap
Level Advantage 2 Income B Share | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Capital Strength Net Fee IndexSM 1, 4
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Cap
Level Advantage 2 Income B Share | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 25 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Capital Strength Net Fee IndexSM 1, 4
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	25.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Cap
Level Advantage 2 Income B Share | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 30 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Capital Strength Net Fee IndexSM 1, 4
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	30.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Cap
Level Advantage 2 Income B Share | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Capital Strength Net Fee IndexSM 1, 4
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Dual Plus
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	N/A
Level Advantage 2 Income B Share | Capital Strength Net Fee Index | Participation Rate Return Limit [Member] | Protection 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Capital Strength Net Fee IndexSM 1, 4
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Index-Linked Option Available, Index Gain Limit Type	Participation Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Participation Rate
Level Advantage 2 Income B Share | Capital Strength Net Fee Index | Participation Rate Return Limit [Member] | Protection 10 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Capital Strength Net Fee IndexSM 1, 4
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Index-Linked Option Available, Index Gain Limit Type	Participation Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Participation Rate
Level Advantage 2 Income B Share | Capital Strength Net Fee Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Capital Strength Net Fee IndexSM 1, 4
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Dual Performance Trigger Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Dual Performance Trigger Rate
Level Advantage 2 Income B Share | First Trust American Leadership Index
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]	First Trust American Leadership IndexTM (FTUSLDRS). The First Trust American Leadership IndexTM provides exposure to a selection of U.S. stocks, including companies with a history of paying and raising dividends and others more growth-oriented, representing the largest and most actively traded U.S. stocks in the internet industry. Specifically, the First Trust American Leadership Index provides exposure to U.S. companies driving growth and profitability through internet products and services. The level of the First Trust American Leadership IndexTM incorporates an embedded 0.65% annual fee. The fee is not related to the annuity.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	The First Trust American Leadership IndexTM is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index. The Index provider deducts fees and costs when calculating the Index return, which will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.
Annual Return [Percent]		15.50%	19.00%	26.70%	(24.60%)	21.20%	19.00%	26.30%	(5.60%)	21.60%	14.30%
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%	5.00%	(14.60%)	5.00%	5.00%	5.00%	(5.60%)	5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	The First Trust American Leadership IndexTM is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Price Return Index Deducts Costs [Text Block]	The Index provider deducts fees and costs when calculating the Index return, which will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	First Trust American Leadership IndexTM The First Trust American Leadership IndexTM (“FTIS Index”) is a product of and owned by FT Indexing Solutions LLC (“FTIS”). FIRST TRUST® and FIRST TRUST AMERICAN LEADERSHIP INDEXTM are trademarks of First Trust Portfolios L.P. (collectively, with FTIS and their respective affiliates, “First Trust”). The foregoing index and trademarks have been licensed for use for certain purposes by Licensee in connection with the Product. The Dow Jones Internet Composite IndexTM (“Dow Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by FTIS and Licensee. S&P® is a trademark of Standard & Poor’s Financial Service LLC. DOW JONES® and DOW JONES INTERNET COMPOSITE INDEX are trademarks of Dow Jones Trademark Holdings LLC (“Dow Jones”). The foregoing trademarks have been licensed for use by SPDJI and have been sublicensed for use for certain purposes by FTIS and Licensee in connection with the FTIS Index and the Product. The Nasdaq U.S. Rising Dividend Achievers IndexTM and Nasdaq Technology Dividend IndexTM are products of Nasdaq, Inc. (which with its affiliates is referred to as the “Nasdaq”). NASDAQ®, NASDAQ U.S. RISING DIVIDEND ACHIEVERS INDEX, and NASDAQ TECHNOLOGY DIVIDEND INDEX are trademarks of Nasdaq. The foregoing indices (collectively, the “Nasdaq Indices”) and trademarks have been licensed for use for certain purposes by FTIS and Licensee in connection with the FTIS Index and the Product. The Nasdaq Riskalyze U.S. Large Cap Select Dividend IndexTM (“Riskalyze Index”) is a product of Riskalyze, Inc. (“Riskalyze”). RISKALYZE® and NASDAQ RISKALYZE U.S. LARGE CAP SELECT DIVIDEND INDEX are trademarks of Riskalyze. NASDAQ® is a trademark of Nasdaq, Inc. The foregoing index and trademarks have been licensed for use for certain purposes by FTIS and Licensee in connection with the FTIS Index and the Product. The Product is not issued, sponsored, endorsed, sold, recommended, or promoted by First Trust, SPDJI, Dow Jones, Nasdaq, Riskalyze, or their respective affiliates (collectively, the “Companies”). The Companies have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to the Product. The Companies make no representation or warranty, express or implied, to the owners of any product based on the FTIS Index, Dow Index, Nasdaq Indices, or Riskalyze Index, or to any member of the public regarding the advisability of investing in securities generally or in products based on the FTIS Index, Dow Index, Nasdaq Indices, or Riskalyze Index particularly, or the ability of the FTIS Index, Dow Index, Nasdaq Indices, or Riskalyze Index to track general stock market performance. The Companies’ only relationship to Licensee is in the licensing of the certain trademarks, trade names, and service marks and the use of the FTIS Index, Dow lndex, Nasdaq Indices, and Riskalyze Indices, which are determined, composed and calculated without regard to Licensee or the Product. The Companies have no obligation to take the needs of Licensee, or the owners of the Product, or the sponsors or owners of products based on the FTIS Index, Dow Index, Nasdaq Indices or Riskalyze Index into consideration when determining, composing, or calculating the FTIS Index, Dow lndex, Nasdaq Indices, and Riskalyze Index. The Companies are not responsible for and have not participated in the determination or calculation of the Product. There is no assurances from the Companies that products based on the FTIS Index, Dow lndex, Nasdaq Indices, or Riskalyze Index will accurately track index performance or provide positive investment returns. The Companies are not investment advisors. Inclusion of a security or financial instrument within an index is not a recommendation by the Companies to buy, sell, or hold such security or financial instrument, nor is it considered to be investment advice. THE COMPANIES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS, COMPLETENESS, AND/OR UNINTERRUPTED CALCULATION OF THE PRODUCT, FTIS INDEX, DOW INDEX, NASDAQ INDICES, RISKALYZE INDEX, OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATION WITH RESPECT THERETO, INCLUDING, ORAL, WRITTEN, OR ELECTRONIC COMMUNICATIONS. THE COMPANIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS IN THE PRODUCT, FTIS INDEX, DOW INDEX, NASDAQ INDICES, OR RISKALYZE INDEX. THE COMPANIES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY OWNERS OF THE PRODUCT OR OF PRODUCTS BASED ON THE FTIS INDEX, DOW INDEX, NASDAQ INDICES, OR RISKALYZE INDEX, OR BY ANY OTHER PERSON OR ENTITY FROM THE USE OF THE FTIS INDEX, DOW INDEX, NASDAQ INDICES, OR RISKALYZE INDEX, OR ANY DATA INCLUDED THEREIN. THE COMPANIES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE PRODUCT, FTIS INDEX, DOW INDEX, NASDAQ INDICES, RISKALYZE INDEX, OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE COMPANIES BE SUBJECT TO ANY DAMAGES OR HAVE ANY LIABILITY FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES OR LOSSES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME, OR GOODWILL, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN LICENSEE AND THE COMPANIES.
Level Advantage 2 Income B Share | First Trust American Leadership Index | Index-Linked Option Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	First Trust American Leadership IndexTM: In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.
Level Advantage 2 Income B Share | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	First Trust American Leadership IndexTM 1, 4
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Cap
Level Advantage 2 Income B Share | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	First Trust American Leadership IndexTM 1, 4
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Cap
Level Advantage 2 Income B Share | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	First Trust American Leadership IndexTM 1, 4
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Cap
Level Advantage 2 Income B Share | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	First Trust American Leadership IndexTM 1, 4
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Cap
Level Advantage 2 Income B Share | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 25 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	First Trust American Leadership IndexTM 1, 4
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	25.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Cap
Level Advantage 2 Income B Share | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 30 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	First Trust American Leadership IndexTM 1, 4
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	30.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Cap
Level Advantage 2 Income B Share | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	First Trust American Leadership IndexTM 1, 4
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Dual Plus
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	N/A
Level Advantage 2 Income B Share | First Trust American Leadership Index | Participation Rate Return Limit [Member] | Protection 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	First Trust American Leadership IndexTM 1, 4
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Index-Linked Option Available, Index Gain Limit Type	Participation Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Participation Rate
Level Advantage 2 Income B Share | First Trust American Leadership Index | Participation Rate Return Limit [Member] | Protection 10 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	First Trust American Leadership IndexTM 1, 4
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Index-Linked Option Available, Index Gain Limit Type	Participation Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Participation Rate
Level Advantage 2 Income B Share | First Trust American Leadership Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	First Trust American Leadership IndexTM 1, 4
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Dual Performance Trigger Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Dual Performance Trigger Rate
Level Advantage 2 Income B Share | MSCI EAFEE Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFEE Index[1]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Cap
Level Advantage 2 Income B Share | Capital Group Growth ETF
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]	Capital Group Growth ETF (CGGR). The fund’s investment objective is to provide growth of capital. The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. Up to 25% of assets can be invested outside the U.S.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	The Capital Group Growth ETF deducts fees and costs when calculating the Index return. This will reduce the ETF return and will cause the ETF to underperform a direct investment in the securities composing the ETF. The Indexed Account that is linked to this ETF does not participate in dividend or capital gains distributions of the ETF, if any.
Annual Return [Percent]		19.60%	31.70%	41.60%
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%	5.00%
Index-Linked Option Details, Price Return Index Deducts Costs [Text Block]	The Capital Group Growth ETF deducts fees and costs when calculating the Index return. This will reduce the ETF return and will cause the ETF to underperform a direct investment in the securities composing the ETF. The Indexed Account that is linked to this ETF does not participate in dividend or capital gains distributions of the ETF, if any.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	Capital Group Global Growth ETF and Capital Group Growth ETF American Funds Distributors, Inc. is the distributor for Capital Group Global Growth Equity ETF (CGGO) and Capital Group Growth ETF (CGGR). Capital Group exchange-traded funds (ETFs) are actively managed and do not seek to replicate a specific index. ETF shares are bought and sold through an exchange at the then current market price, not net asset value (NAV), and are not individually redeemed from the fund. Shares may trade at a premium or discount to their NAV when traded on an exchange. There can be no guarantee that an active market for ETFs will develop or be maintained, or that the ETF’s listing will continue or remain unchanged. All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. Capital Group makes no representations or warranties, express or implied, to the owners of any products offered by The Lincoln National Life Insurance Company (Lincoln) or any member of the public regarding the advisability of purchasing any product or service offered by Lincoln or the results to be obtained from any product or service offered by Lincoln. Products offered by Lincoln are not sponsored, endorsed or sold by Capital Group, and purchasers of such products do not acquire any interest in CGGO or CGGR nor enter into any relationship with Capital Group. Capital Group has no obligation or liability for any errors, omissions, interruptions or use of CGGO or CGGR or any data related thereto, or in connection with the operation, marketing, trading or sale of any product or service offered by Lincoln.
Level Advantage 2 Income B Share | Capital Group Growth ETF | Index-Linked Option Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	Capital Group Growth ETF: Market conditions and global events can affect the value of securities held by the fund. Growth-oriented stocks and investments outside the United States may entail larger price swings and susceptibility to economic, political, and regulatory changes. Additionally, trading fund shares on the secondary market can lead to further fluctuations due to trading at different times and foreign exchanges differences.
Level Advantage 2 Income B Share | Capital Group Growth ETF | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Exchange Traded Fund
Index-Linked Option Available, Tracked Index [Text Block]	Capital Group Growth ETF[2]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Cap
Level Advantage 2 Income B Share | Capital Group Growth ETF | Participation Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Exchange Traded Fund
Index-Linked Option Available, Tracked Index [Text Block]	Capital Group Growth ETF[2]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Cap
Level Advantage 2 Income B Share | Capital Group Growth ETF | Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Exchange Traded Fund
Index-Linked Option Available, Tracked Index [Text Block]	Capital Group Growth ETF[2]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Trigger Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Trigger Rate
Level Advantage 2 Income B Share | Capital Group Growth ETF | Performance Trigger Rate | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Exchange Traded Fund
Index-Linked Option Available, Tracked Index [Text Block]	Capital Group Growth ETF[2]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Trigger Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Trigger Rate
Level Advantage 2 Income B Share | Capital Group Growth ETF | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Exchange Traded Fund
Index-Linked Option Available, Tracked Index [Text Block]	Capital Group Growth ETF[2]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Dual Performance Trigger Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Dual Performance Trigger Rate
Level Advantage 2 Income B Share | Capital Group Global Growth Equity ETF
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]	Capital Group Global Growth Equity ETF (CGGO). The fund’s investment objective is to provide long-term growth of capital. The fund invests primarily in common stocks of companies around the world that the investment adviser believes have the potential for growth. The fund normally invests at least 80% of its assets in equity securities. Under normal market conditions, the fund will invest at least 40% of assets outside the U.S.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	The Capital Group Global Growth Equity ETF deducts fees and costs when calculating the Index return. This will reduce the ETF return and will cause the ETF to underperform a direct investment in the securities composing the ETF. The Indexed Account that is linked to this ETF does not participate in dividend or capital gains distributions of the ETF, if any.
Annual Return [Percent]		18.60%	13.60%	22.50%
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%	5.00%
Index-Linked Option Details, Price Return Index Deducts Costs [Text Block]	The Capital Group Global Growth Equity ETF deducts fees and costs when calculating the Index return. This will reduce the ETF return and will cause the ETF to underperform a direct investment in the securities composing the ETF. The Indexed Account that is linked to this ETF does not participate in dividend or capital gains distributions of the ETF, if any.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	Capital Group Global Growth ETF and Capital Group Growth ETF American Funds Distributors, Inc. is the distributor for Capital Group Global Growth Equity ETF (CGGO) and Capital Group Growth ETF (CGGR). Capital Group exchange-traded funds (ETFs) are actively managed and do not seek to replicate a specific index. ETF shares are bought and sold through an exchange at the then current market price, not net asset value (NAV), and are not individually redeemed from the fund. Shares may trade at a premium or discount to their NAV when traded on an exchange. There can be no guarantee that an active market for ETFs will develop or be maintained, or that the ETF’s listing will continue or remain unchanged. All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. Capital Group makes no representations or warranties, express or implied, to the owners of any products offered by The Lincoln National Life Insurance Company (Lincoln) or any member of the public regarding the advisability of purchasing any product or service offered by Lincoln or the results to be obtained from any product or service offered by Lincoln. Products offered by Lincoln are not sponsored, endorsed or sold by Capital Group, and purchasers of such products do not acquire any interest in CGGO or CGGR nor enter into any relationship with Capital Group. Capital Group has no obligation or liability for any errors, omissions, interruptions or use of CGGO or CGGR or any data related thereto, or in connection with the operation, marketing, trading or sale of any product or service offered by Lincoln.
Level Advantage 2 Income B Share | Capital Group Global Growth Equity ETF | Index-Linked Option Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	Capital Group Global Growth Equity ETF: Market conditions and global events can affect the value of securities held by the fund. Growth-oriented stocks and investments outside the United States may entail larger price swings and susceptibility to economic, political, and regulatory changes. Additionally, trading fund shares on the secondary market can lead to further fluctuations due to trading at different times and foreign exchanges differences.
Level Advantage 2 Income B Share | Capital Group Global Growth Equity ETF | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Exchange Traded Fund
Index-Linked Option Available, Tracked Index [Text Block]	Capital Group Global Growth Equity ETF[2]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Cap
Level Advantage 2 Income B Share | Capital Group Global Growth Equity ETF | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Exchange Traded Fund
Index-Linked Option Available, Tracked Index [Text Block]	Capital Group Global Growth Equity ETF[2]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Cap
Level Advantage 2 Income B Share | Capital Group Global Growth Equity ETF | Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Exchange Traded Fund
Index-Linked Option Available, Tracked Index [Text Block]	Capital Group Global Growth Equity ETF[2]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Trigger Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Trigger Rate
Level Advantage 2 Income B Share | Capital Group Global Growth Equity ETF | Performance Trigger Rate | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Exchange Traded Fund
Index-Linked Option Available, Tracked Index [Text Block]	Capital Group Global Growth Equity ETF[2]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Trigger Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Trigger Rate
Level Advantage 2 Income B Share | Capital Group Global Growth Equity ETF | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Exchange Traded Fund
Index-Linked Option Available, Tracked Index [Text Block]	Capital Group Global Growth Equity ETF[2]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Dual Performance Trigger Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Dual Performance Trigger Rate
Level Advantage 2 Income B Share | MSCI EAFE Index | Participation Rate Return Limit [Member] | Protection 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Index-Linked Option Available, Index Gain Limit Type	Participation Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Participation Rate
Level Advantage 2 Income B Share | MSCI EAFE Price Return Index
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]	MSCI EAFE Price Return Index (MXEA). The MSCI EAFE Index measures the equity market performance of 22 developed market country indices located in Europe, Australia and the Far East.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	The MSCI EAFE Price Return Index is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in securities composing the Index.
Annual Return [Percent]		27.90%	1.10%	15.00%	(16.80%)	8.80%	5.40%	18.40%	(16.10%)	21.80%	(1.90%)
Annual Return, Example Capped and Buffered [Percent]		5.00%	1.10%	5.00%	(8.80%)	5.00%	5.00%	5.00%	(6.10%)	5.00%	0.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	The MSCI EAFE Price Return Index is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in securities composing the Index.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	MSCI EAFE Index THIS PRODUCT IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY THE LINCOLN NATIONAL LIFE INSURANCE COMPANY. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THIS PRODUCT OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN PRODUCTS GENERALLY OR IN THIS PRODUCT PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THIS PRODUCT OR THE ISSUER OR OWNERS OF THIS PRODUCT OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THIS PRODUCT OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THIS PRODUCT TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THIS PRODUCT IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THIS PRODUCT OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THIS FUND. ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE PRODUCT, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARITES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. No purchaser, seller or holder of this product or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this product without first contacting MSCI to determine whether MSCl's permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.
Level Advantage 2 Income B Share | MSCI EAFE Price Return Index | Index-Linked Option Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	MSCI EAFE Price Return Index: International investing involves special risks not found in domestic investing, including political and social differences and currency fluctuations due to economic decisions. Emerging markets can be riskier than investing in well-established foreign markets. The risks associated with investing on a worldwide basis include differences in the regulation of financial data and reporting, currency exchange differences, as well as economic and political systems differences.
Level Advantage 2 Income Advisory
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Credits are Based in Part on Index Performance [Text Block]	The Crediting Method you select determines the Performance Rate for an Indexed Segment. Any applicable Crediting Method may limit the positive Index return used in calculating interest on the End Date of an Indexed Segment. Each Indexed Account will have either: i)a specified Performance Cap, which is the highest Performance Rate that we will credit. For example, if the Index return is 12%, and the Performance Cap is 4%, we will credit 4% in interest on the End Date of the Indexed Segment, meaning your Segment Ending Value will increase by 4%; ii)a Participation Rate, which is a specified percentage of positive Index performance. For example, if the Index return is 20%, and the Participation Rate is 90%, we will credit 18% in interest on the End Date of the Indexed Segment, meaning your Segment Ending Value will increase by 18%; iii)a Performance Trigger Rate that provides a specified rate of return if the Index performance is zero or positive. For example, if the Index return is 12%, and the Performance Trigger Rate is 4%, we will credit 4% in interest on the End Date of the Indexed Segment, meaning your Segment Ending Value will increase by 4%. Alternatively, if the Index return is 1%, and the Performance Trigger Rate is 4%, we will credit 4% in interest on the End Date of the Indexed Segment, meaning your Segment Ending Value will increase by 4%; iv)a Dual Performance Trigger Rate, which will either provide a specific rate of return if the Index performance is positive, zero or negative within the Protection Level or be added to the Index performance and the Protection Level if the Index performance is negative and beyond the Protection Level. For example, if the Index return is 12%, and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest on the End Date of the Indexed Segment, meaning your Segment Ending Value will increase by 8%; if the Index return is 2% and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest on the End Date of the Indexed Segment, meaning your Segment Ending Value will increase by 8%; or v)a Dual Rate, which will either provide a minimum rate of return if the Index performance is between zero and the Dual Rate, or will be added to the Index performance if the Index performance is negative. An Index Account with a Dual Rate will also have a Performance Cap, which is the highest Performance Rate that we will credit if the Index performance exceeds the Dual Rate. For example, if the Index return is 60%, and the Performance Cap is 50%, we will credit 50% in interest on the End Date of the Indexed Segment, meaning your Segment Ending Value will increase by 50%; if the Index return is 4% and the Performance Cap is 50% and the Dual Rate is 15%, we will credit 15% in interest on the End Date of the Indexed Segment, meaning your Segment Ending Value will increase by 15%.In addition, the Reset Rate may limit a positive Index return if you choose to lock the Interim Value of an Indexed Segment under Secure Lock+®. We will reset the Indexed Segment Performance Cap rate, Participation Rate, Performance Trigger Rate, or Dual Performance Trigger Rate for the remainder of the Indexed Term following the lock, and these Reset Rates may be lower than the original rates. For example, if the Performance Cap is 4% and you choose to lock in the Interim Value, then on the next Monthly Anniversary date, we could reset the Performance Cap for the remaining Indexed Term to 2%. If the Index return at the end of the Indexed Term is 12%, we will credit 2% in interest on the End Date of the Indexed Segment. We guarantee a minimum declared crediting rate for each Indexed Account. We will not offer a 1-Year Indexed Account with a Performance Cap, Performance Trigger Rate, or Dual Performance Trigger Rate below 1.00% (except in the case of the 100% Protection Level, which has a minimum Performance Cap of 0.10%) or a 6-Year Annual Lock Indexed Account with a Performance Cap below 1.00%. We will not offer a 6-Year Performance Cap or Dual Plus Indexed Account with a Performance Cap below 10.00%. We will not offer a 3-Year or 6-Year Participation Rate Indexed Account with a Participation Rate below 15.00%. If you choose to lock the Interim Value of an Indexed Segment under Secure Lock+®, we will reset the Performance Cap, the Participation Rate, Performance Trigger Rate, or Dual Performance Trigger Rate for that Indexed Segment, and that Reset Rate may be lower than these stated minimums. We will not offer a Reset Rate under Secure Lock+® less than 0.10%.
Index-Linked Option Overview, Investor Could Lose Money if Index Declines [Text Block]	You could lose a significant portion of your investment if the Index declines in value.
Index-Linked Option Overview, Guaranteed Minimum Limit on Index Losses [Text Block]	We guarantee a minimum declared crediting rate for each Indexed Account. We will not offer a 1-Year Indexed Account with a Performance Cap, Performance Trigger Rate, or Dual Performance Trigger Rate below 1.00% (except in the case of the 100% Protection Level, which has a minimum Performance Cap of 0.10%) or a 6-Year Annual Lock Indexed Account with a Performance Cap below 1.00%. We will not offer a 6-Year Performance Cap or Dual Plus Indexed Account with a Performance Cap below 10.00%. We will not offer a 3-Year or 6-Year Participation Rate Indexed Account with a Participation Rate below 15.00%. If you choose to lock the Interim Value of an Indexed Segment under Secure Lock+®, we will reset the Performance Cap, the Participation Rate, Performance Trigger Rate, or Dual Performance Trigger Rate for that Indexed Segment, and that Reset Rate may be lower than these stated minimums. We will not offer a Reset Rate under Secure Lock+® less than 0.10%.
Index-Linked Option Overview, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	We will always make at least one Indexed Account available under this Contract, but we do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses.
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
FEES, EXPENSES, AND ADJUSTMENTS	Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes:
If you remove Contract Value prior to the End Date of an Indexed Term, we will apply a
Contract Adjustment based on Interim Value, which could be negative, and you could lose up to 100% of your investment due to the Contract Adjustment. For example, if you allocate $100,000 to an Indexed Account and later withdraw the entire amount before the Indexed Term has ended, you could lose up to $100,000 of your investment. This loss will be greater (but never more than 100%) if you also make a deduction to pay a third-party advisory fee, or have to pay taxes, and tax penalties. Contract Adjustments are applied to withdrawals, surrenders, reallocations, annuitizations and Death Benefit payments prior to the End Date of an Indexed Term and when Secure Lock+® is exercised.
●Fee Tables ●Charges and Adjustments ●Charges and Adjustments – Contract Adjustments
Are There Transaction Charges?	No: The Contract does not impose any transaction charges.	●Fee Tables ●Charges and Adjustments
Are There Ongoing Fees and Expenses?
Yes:
There is an implicit ongoing fee on Indexed Accounts to the extent that your participation in Index gains is limited by the Company through the use of a
Performance Cap, Participation Rate, Performance Trigger Rate, Dual Performance
Trigger Rate, or Reset Rate.This means that your returns may be lower than the
Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses. These implicit ongoing fees are not reflected in the tables below.
The tables below describe the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees and expenses you will pay each year based on the options you have elected. These charges do not reflect any advisory fees paid to a financial intermediary from Contract Value or other assets of the
Contractowner. If such charges were reflected, the ongoing fees and expenses would be higher.
●Fee Tables ●Charges and Adjustments ●Rate Sheet (prospectus supplement)
	Annual Fee	Minimum	Maximum
	Base Contract	N/A	N/A
	Investment options (fund fees and expenses)	N/A	N/A
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	1.00%[1]	2.75%[1]
1 As a percentage of Contract Value on each Contract Anniversary Date.

Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add negative Contract Adjustments that substantially increase costs.

Lowest Annual Cost: $1,360	Highest Annual Cost: $3,510
Assumes:	Assumes:
●Investment of $100,000 ●5% annual appreciation ●Least expensive combination of optional benefits ●No sales charges or advisory fees ●No additional Purchase Payments, transfers, or withdrawals	●Investment of $100,000 ●5% annual appreciation ●Most expensive combination of optional benefits ●No sales charges or advisory fees ●No additional Purchase Payments, transfers, or withdrawals

Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early Withdrawals?
Yes:
If you remove Contract Value prior to the End Date of an Indexed Term, we will apply a
Contract Adjustment based on Interim Value, which could be negative, and you could lose up to 100% of your investment due to the Contract Adjustment. For example, if you allocate $100,000 to an Indexed Account and later withdraw the entire amount before the Indexed Term has ended, you could lose up to $100,000 of your investment. This loss will be greater (but never more than 100%) if you also make a deduction to pay a third-party advisory fee, or have to pay taxes, and tax penalties. Contract Adjustments are applied to withdrawals, surrenders, reallocations, annuitizations and Death Benefit payments prior to the End Date of an Indexed Term and when Secure Lock+® is exercised.
●Fee Tables ●Charges and Adjustments ●Charges and Adjustments – Contract Adjustments

Transaction Charges [Text Block]
Are There Transaction Charges?	No: The Contract does not impose any transaction charges.	●Fee Tables ●Charges and Adjustments

Key Information, Transactions Subject to Contract Adjustment [Text Block]	No:The Contract does not impose any transaction charges.
Ongoing Fees and Expenses [Table Text Block]	Fees, Expenses, and Adjustments
Annual Fee	Minimum	Maximum
Base Contract	N/A	N/A
Investment options (fund fees and expenses)	N/A	N/A
Optional benefits available for an additional charge (for a single optional benefit, if elected)	1.00%[1]	2.75%[1]
1 As a percentage of Contract Value on each Contract Date Anniversary.
Lowest Annual Cost: $1,360	Highest Annual Cost: $3,510
Assumes:	Assumes:
●Investment of $100,000 ●5% annual appreciation ●Least expensive combination of optional benefits ●No sales charges or advisory fees ●No additional Purchase Payments, transfers, or withdrawals	●Investment of $100,000 ●5% annual appreciation ●Most expensive combination of optional benefits ●No sales charges or advisory fees ●No additional Purchase Payments, transfers, or withdrawals
Are There Ongoing Fees and Expenses?
Yes:
There is an implicit ongoing fee on Indexed Accounts to the extent that your participation in Index gains is limited by the Company through the use of a
Performance Cap, Participation Rate, Performance Trigger Rate, Dual Performance
Trigger Rate, or Reset Rate.This means that your returns may be lower than the
Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses. These implicit ongoing fees are not reflected in the tables below.
The tables below describe the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees and expenses you will pay each year based on the options you have elected. These charges do not reflect any advisory fees paid to a financial intermediary from Contract Value or other assets of the
Contractowner. If such charges were reflected, the ongoing fees and expenses would be higher.
●Fee Tables ●Charges and Adjustments ●Rate Sheet (prospectus supplement)
	Annual Fee	Minimum	Maximum
	Base Contract	N/A	N/A
	Investment options (fund fees and expenses)	N/A	N/A
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	1.00%[1]	2.75%[1]
1 As a percentage of Contract Value on each Contract Anniversary Date.

Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add negative Contract Adjustments that substantially increase costs.

Lowest Annual Cost: $1,360	Highest Annual Cost: $3,510
Assumes:	Assumes:
●Investment of $100,000 ●5% annual appreciation ●Least expensive combination of optional benefits ●No sales charges or advisory fees ●No additional Purchase Payments, transfers, or withdrawals	●Investment of $100,000 ●5% annual appreciation ●Most expensive combination of optional benefits ●No sales charges or advisory fees ●No additional Purchase Payments, transfers, or withdrawals

Optional Benefits Minimum [Percent]	1.00%
Optional Benefits Maximum [Percent]	2.75%
Optional Benefits Footnotes [Text Block]	As a percentage of Contract Value on each Contract Date Anniversary.[1] As a percentage of Contract Value on each Contract Anniversary Date.
Index-Linked Option, Implicit Ongoing Fees [Text Block]	There is an implicit ongoing fee on Indexed Accounts to the extent that your participation in Index gains is limited by the Company through the use of a Performance Cap, Participation Rate, Performance Trigger Rate, Dual Performance Trigger Rate, or Reset Rate.This means that your returns may be lower than the Index’s returns.In return for accepting this limit on Index gains, you will receive some protection from Index losses.These implicit ongoing fees are not reflected in the tables below.
Index-Linked Option, Implicit Ongoing Fees Return may be Lower than the Index Return [Text Block]	This means that your returns may be lower than the Index’s returns.
Index-Linked Option, Implicit Ongoing Fees Provide Some Protection from Index Losses [Text Block]	In return for accepting this limit on Index gains, you will receive some protection from Index losses.
Index-Linked Option, Implicit Ongoing Fees Not Reflected [Text Block]	These implicit ongoing fees are not reflected in the tables below.
Lowest and Highest Annual Cost [Table Text Block]

Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add negative Contract Adjustments that substantially increase costs.

Lowest Annual Cost: $1,360	Highest Annual Cost: $3,510
Assumes:	Assumes:
●Investment of $100,000 ●5% annual appreciation ●Least expensive combination of optional benefits ●No sales charges or advisory fees ●No additional Purchase Payments, transfers, or withdrawals	●Investment of $100,000 ●5% annual appreciation ●Most expensive combination of optional benefits ●No sales charges or advisory fees ●No additional Purchase Payments, transfers, or withdrawals

Lowest Annual Cost [Dollars]	$ 1,360
Highest Annual Cost [Dollars]	$ 3,510
Risks [Table Text Block]
	RISKS	Location in Prospectus
Is There a Risk of Loss From Poor Performance?
Yes:
●You can lose money by investing in the Contract. Your investment in the Indexed
Accounts is subject to all losses in excess of the Protection Method you choose including any loss experienced from a negative Index performance. Under extreme circumstances, you could lose up to 90% of your investment in an Indexed Account with a 10% Protection Level or 10% Dual Rate, up to 85% of your investment in an
Indexed Account with a 15% Protection Level or 15% Dual Rate, up to 80% of your investment in an Indexed Account with a 20% Protection Level, up to 75% of your investment in an Indexed Account with a 25% Protection Level, and up to 70% of your investment in an Indexed Account with a 30% Protection Level. We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses, which would mean risk of loss of the entire amount invested.
●An Interim Value is calculated if an early withdrawal is taken prior to the end of an
Indexed Term. The Interim Value formula may result in a loss even if the Index Value at the time of the withdrawal is higher than the Index Value at the beginning of the
Indexed Term.
●Principal Risks of Investing in the Contract
Is This a Short- Term Investment?
No:
●This Contract is not designed for short-term investing and is not appropriate for the investor who needs ready access to cash.
●Indexed interest will only be credited to an Indexed Account at the end of an Indexed
Term. No interest will be credited to funds withdrawn, reallocated, or surrendered before the end of an Indexed Term.
●Withdrawals or reallocations taken prior to the end of an Indexed Term may result in a negative Contract Adjustment based on the Interim Value and loss of positive Index performance. The Interim Value formula may result in a loss even if the Index Value at the time of the withdrawal is higher than the Index Value at the beginning of the
Indexed Term.
●Surrenders and withdrawals are subject to ordinary income tax and may be subject to tax penalties.
●At the end of an Indexed Term, you may reallocate the Indexed Segment Ending
Value to any available Indexed Account as long as the reallocation request is received on or before the Indexed Anniversary Date. If we do not hear from you by the end of the Indexed Term, we will reallocate your Segment Ending Value into a new Indexed
Segment with the same Crediting Method, Indexed Term, Index and Protection
Method if available. A new rate will apply based on the Indexed Segment you select, subject to the guaranteed minimum rates. If the same type of Indexed Segment is not available, your Segment Ending Value will be moved to the 1-Year S&P 500® Price
Return Index with Performance Cap and 100% Protection Level and will not be eligible for reallocation into another Indexed Account until the next Indexed
Anniversary Date.
●Principal Risks of Investing in the Contract ●Surrenders and Withdrawals ●Fee Tables ●Charges and Adjustments
What are the Risks Associated With the Investment Options?
●An investment in this Contract is subject to the risk of poor investment performance of the Indexed Accounts you choose. Performance can vary depending on the performance of the Indexes linked to the Indexed Accounts.
●Each Indexed Account has its own unique risks and you should review the available
Indexed Accounts before making an investment decision.
●The Crediting Method you select may limit positive (upside) Index returns. This may result in you earning less than the Index return. For example:
●If the Indexed Account has a Performance Cap, and the Index return is 12% and the Performance Cap is 10%, we will credit 10% in interest at the end of the
Indexed Term.
●If the Indexed Account has a Participation Rate, and the Index return is 12%, and the Participation Rate is 90%, we will credit 10.8% in interest at the end of the
Indexed Term.
●If the Indexed Account has a Performance Trigger Rate, and the Index return is
12% and the Performance Trigger Rate is 10%, we will credit 10% in interest at the end of the Indexed Term.
●If the Indexed Account has a Dual Performance Trigger Rate, and the Index return is 12% and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest at the end of the Indexed Term.
●If the Indexed Account has a Dual Rate and Performance Cap, and the Index return is 60% and the Performance Cap is 50%, we will credit 50% in interest at the end of the Indexed Term.
●A Reset Rate may limit positive Index return if you choose to lock the Interim Value of an Indexed Segment under Secure Lock+®. For example, if the Index return is
12%, and the Reset Rate is a 2% Performance Cap, we will credit 2% in interest at the end of the Indexed Term.
●While an Indexed Account with Dual Performance Rate or Dual Rate may provide for a positive Performance Rate even in the event of negative Index performance, there is no guarantee of investment gain. Negative Index performance may result in significant loss.
●The Protection Level will limit negative (downside) Index returns. For example, if the
Index return is -25% and the Protection Level is 10%, we will deduct 15% (the amount that exceeds the Protection Level) at the end of the Indexed Term.
●The Dual Rate will limit negative (downside) Index returns. For example, if the Index return is -25% and the Dual Rate is 15%, we will deduct 10% at the end of the
Indexed Term.
●Each Index is a “price return Index”, not a “total return Index”, and does not, therefore, reflect dividends paid on the underlying securities. This will cause the
Index to underperform a direct investment in the securities composing the Index.
●The providers of ETFs that serve as Indexes for certain Indexed Accounts deduct fees and costs when calculating performance.
●These factors may result in you earning less than the Index return.
●Principal Risks of Investing in the Contract ●Appendix A – Investment Options Available Under The Contract
What are the Risks Related to the Insurance Company?
●An investment in the Contract is subject to the risks related to Lincoln Life. Any obligations, guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln Life, including our financial strength ratings, is available upon request by calling 1-877-737-6872 or visiting
www.LincolnFinancial.com.
●Each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index.
●Principal Risks of Investing in the Contract

Index-Linked Option Key Information, No Guaranteed Limit on Index Losses May Lose Entire Investment, Risk [Text Block]	You can lose money by investing in the Contract. Your investment in the Indexed Accounts is subject to all losses in excess of the Protection Method you choose including any loss experienced from a negative Index performance. Under extreme circumstances, you could lose up to 90% of your investment in an Indexed Account with a 10% Protection Level or 10% Dual Rate, up to 85% of your investment in an Indexed Account with a 15% Protection Level or 15% Dual Rate, up to 80% of your investment in an Indexed Account with a 20% Protection Level, up to 75% of your investment in an Indexed Account with a 25% Protection Level, and up to 70% of your investment in an Indexed Account with a 30% Protection Level. We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses, which would mean risk of loss of the entire amount invested.●An Interim Value is calculated if an early withdrawal is taken prior to the end of an Indexed Term. The Interim Value formula may result in a loss even if the Index Value at the time of the withdrawal is higher than the Index Value at the beginning of the Indexed Term.
Key Information, Contract Adjustment Risk [Text Block]	Surrenders and withdrawals are subject to ordinary income tax and may be subject to tax penalties.●At the end of an Indexed Term, you may reallocate the Indexed Segment Ending Value to any available Indexed Account as long as the reallocation request is received on or before the Indexed Anniversary Date. If we do not hear from you by the end of the Indexed Term, we will reallocate your Segment Ending Value into a new Indexed Segment with the same Crediting Method, Indexed Term, Index and Protection Method if available. A new rate will apply based on the Indexed Segment you select, subject to the guaranteed minimum rates. If the same type of Indexed Segment is not available, your Segment Ending Value will be moved to the 1-Year S&P 500® Price Return Index with Performance Cap and 100% Protection Level and will not be eligible for reallocation into another Indexed Account until the next Indexed Anniversary Date.
Key Information, Reallocation Risk [Text Block]	Indexed interest will only be credited to an Indexed Account at the end of an Indexed Term. No interest will be credited to funds withdrawn, reallocated, or surrendered before the end of an Indexed Term.●Withdrawals or reallocations taken prior to the end of an Indexed Term may result in a negative Contract Adjustment based on the Interim Value and loss of positive Index performance. The Interim Value formula may result in a loss even if the Index Value at the time of the withdrawal is higher than the Index Value at the beginning of the Indexed Term.
Key Information, Default Reallocation Risk [Text Block]	If we do not hear from you by the end of the Indexed Term, we will reallocate your Segment Ending Value into a new Indexed Segment with the same Crediting Method, Indexed Term, Index and Protection Method if available.
Index-Linked Option Key Information, Limits Positive Index Returns, Risk [Text Block]	An investment in this Contract is subject to the risk of poor investment performance of the Indexed Accounts you choose. Performance can vary depending on the performance of the Indexes linked to the Indexed Accounts.●Each Indexed Account has its own unique risks and you should review the available Indexed Accounts before making an investment decision.
Index-Linked Option Key Information, Example of Limiting the Negative Return Risk [Text Block]	The Protection Level will limit negative (downside) Index returns. For example, if the Index return is -25% and the Protection Level is 10%, we will deduct 15% (the amount that exceeds the Protection Level) at the end of the Indexed Term.
Index-Linked Option Key Information, Price Return Index, Risk [Text Block]	Each Index is a “price return Index”, not a “total return Index”, and does not, therefore, reflect dividends paid on the underlying securities. This will cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Key Information, Price Return Index Underperforms Direct Investments, Risk [Text Block]	These factors may result in you earning less than the Index return.
Investment Restrictions [Text Block]	Yes:●You cannot reallocate from an Indexed Account to another Indexed Account except on an Indexed Anniversary. If you reallocate from an Indexed Account on an Indexed Anniversary Date that is not the End Date of the Indexed Term, any such reallocation will be based on the Interim Value of the Indexed Account (or the value locked-in through previous exercise of Secure Lock+®).●All Indexed Segments must begin on the Indexed Anniversary Date. All future Indexed Terms must begin on the same Indexed Anniversary Date. This means that after the initial Indexed Segment is created you can only make reallocations of Contract Value to the Indexed Accounts one time a year. If you have more than one 3-Year or 6-Year Term Indexed Segment in effect at any time, Indexed Terms of the same Indexed Term length must have the same Start Date.●We determine and provide the available Indexed Accounts and applicable rates for the Crediting Methods of each Indexed Segment at least 5 business days in advance of the Indexed Anniversary Date. We may not offer new Indexed Segments for the Indexed Accounts or we may change the features of an Indexed Account from one Indexed Term to the next, including the Index and the current limits on Index gains and losses (subject to any minimum guarantees). Therefore, an Indexed Account may not be available for you to reallocate your Contract Value on an Indexed Anniversary Date.●We have the right to substitute an alternative Index prior to the End Date of an Indexed Term if an Index is discontinued; we are engaged in a contractual dispute with the Index provider; we determine that our use of an Index should be discontinued because, for example, changes to the Index make it impractical or expensive to purchase securities or derivatives to hedge the Index; there is a substantial change in the calculation of an Index, resulting in significantly different values and performance; or for a legal reason we cannot offer the Index. If we substitute an Index for an existing Indexed Segment, we will not change the Crediting Method or Protection Method for the Indexed Term. We will attempt to choose a new Index that has a similar investment objective and risk profile to the existing Index.●The availability of Indexed Accounts may vary depending on the broker-dealer through which the Contract is sold.
Key Information, Benefit Restrictions [Text Block]	Yes:●Benefits availability may vary by state of issue or selling broker-dealer. All variations, if material, will be disclosed in the prospectus.●Excess Withdrawals may reduce the value of a benefit by an amount greater than the value withdrawn or result in termination of the benefit.●We may modify or stop offering an optional benefit that is currently available to new Contractowners at any time.●If you elect to pay third-party advisory fees out of your Contract Value, this deduction may reduce the Death Benefit and Living Benefit Rider guarantees, and may be subject to federal and state income taxes and a 10% federal penalty tax.
Tax Implications [Text Block]	●Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.●If you purchase the Contract through a tax-qualified plan or IRA, you do not get any additional tax benefit under the Contract.●Earnings on your Contract may be taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
Investment Professional Compensation [Text Block]	●Your financial professional may receive compensation for selling this Contract to you, both in the form of commissions and because we may share the revenue it earns with the professional’s firm. (Your investment professional may be your broker-dealer, investment adviser, insurance agent, or someone else.)●This potential conflict of interest may influence your investment professional to recommend this Contract over another investment.
Exchanges [Text Block]	If you already own a contract, some investment professionals may have a financial incentive to offer you a new contract in place of the one you currently own. You should only exchange your existing contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]	Fee TablesThe following tables describe the fees, expenses, and adjustments that you will pay when buying, owning, and surrendering or making withdrawals from an Indexed Account or from the Contract. Please refer to your Contract Specifications page for information about the specific fees you will pay each year based on the options you have elected. These charges do not reflect any advisory fees paid to a financial intermediary from Contract Value. If such charges were reflected, the ongoing fees and expenses would be higher. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from an Indexed Account. State premium taxes may also be deducted. TRANSACTION EXPENSES
There are no sales charges, deferred sales charges, or surrender charges associated with this Contract.
The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Contract Value is removed from an Indexed Account or from the Contract before the expiration of an Indexed Term.   ADJUSTMENTS
Contract Adjustment (Interim Value) Maximum Potential Loss (as a percentage of Contract Value at the start of an Indexed Term)	100%
1If you make any withdrawals (including advisory fees), surrender or terminate your Contract, reallocate Contract Value from an Indexed Segment, annuitize your Contract or upon payment of a Death Benefit from an Indexed Segment on any date prior to the Segment End Date, your Contract Value in the Indexed Segment will be its Interim Value. The Interim Value calculation is designed to represent the fair value of the Indexed Segment on each business day, taking into account the potential gain or loss of the applicable Index at the end of the Indexed Term, including the impacts of the Crediting Method or Protection Method you have chosen. The calculation is also designed to reflect the change in fair value due to economic factors, including, but not limited to, the impact of market rates, volatility, and correlation (if applicable) of the investment instruments supporting the Contract. The Interim Value is based on this calculation and not the actual value of any underlying investments or the current value of any Index. The maximum loss would occur if there is a total distribution for an Indexed Segment at a time when the Index Value has declined to zero or close to zero.  The next table describes the fees and expenses that you will pay each year during the time that you own the Contract. If you choose to purchase an optional benefit, you will pay additional charges, as shown below.   ANNUAL CONTRACT EXPENSES
Base Contract Expenses	N/A
Optional Benefit Expenses
Guarantee of Principal Death Benefit (as a percentage of Contract Value on each Contract Date Anniversary)
Current Annual Charge[1]
Age at Issue 76 and over	1.00%
Estate LockSM Death Benefit:[2,3]
Guaranteed Maximum Annual Charge	1.60%
Lincoln ProtectedPay® Select:[2,4]
Guaranteed Maximum Annual Charge (single/joint life)	2.75%
[1]This rider is included in the Contract for no additional charge for issue ages 45 – 75.[2]The current charge for new elections of this rider is disclosed in a Rate Sheet.[3]As an annualized percentage of the Purchase Payment, as adjusted for withdrawals (excluding allowable Advisory Fee Withdrawals), at the time of the charge. This charge is deducted from the Contract Value on an annual basis, with the first deduction occurring on the Valuation Date on or next following the rider effective date each Contract Year anniversary. The current death benefit charge will be less than or equal to the stated maximum annual charge rate and will be disclosed in a Rate Sheet prospectus supplement. See the Charges and Adjustments section for a discussion of how the charge is calculated.[4]This rider is included in your Contract for an additional charge at the time the Contract is issued. The charge is based on an annualized percentage of the Contract Value, prior to any withdrawals and after the Segment Ending Value is determined. This charge is deducted from the Contract Value on an annual basis. The current rider annual charge rate will be less than or equal to the stated maximum annual charge rate and will be disclosed in a Rate Sheet prospectus supplement. See the Charges and Adjustments section for a discussion of how the charge is calculated.In addition to the fees described above, we limit the amount you can earn on Indexed Accounts. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.
Transaction Expenses [Table Text Block]	TRANSACTION EXPENSES
There are no sales charges, deferred sales charges, or surrender charges associated with this Contract.

Transactions Subject to Contract Adjustment, Fee Table [Text Block]	The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Contract Value is removed from an Indexed Account or from the Contract before the expiration of an Indexed Term. ADJUSTMENTS
Contract Adjustment (Interim Value) Maximum Potential Loss (as a percentage of Contract Value at the start of an Indexed Term)	100%
1If you make any withdrawals (including advisory fees), surrender or terminate your Contract, reallocate Contract Value from an Indexed Segment, annuitize your Contract or upon payment of a Death Benefit from an Indexed Segment on any date prior to the Segment End Date, your Contract Value in the Indexed Segment will be its Interim Value. The Interim Value calculation is designed to represent the fair value of the Indexed Segment on each business day, taking into account the potential gain or loss of the applicable Index at the end of the Indexed Term, including the impacts of the Crediting Method or Protection Method you have chosen. The calculation is also designed to reflect the change in fair value due to economic factors, including, but not limited to, the impact of market rates, volatility, and correlation (if applicable) of the investment instruments supporting the Contract. The Interim Value is based on this calculation and not the actual value of any underlying investments or the current value of any Index. The maximum loss would occur if there is a total distribution for an Indexed Segment at a time when the Index Value has declined to zero or close to zero.
Contract Adjustments, Fee Table [Table Text Block]
Contract Adjustment (Interim Value) Maximum Potential Loss (as a percentage of Contract Value at the start of an Indexed Term)	100%

Annual Contract Expenses [Table Text Block]	The next table describes the fees and expenses that you will pay each year during the time that you own the Contract. If you choose to purchase an optional benefit, you will pay additional charges, as shown below. ANNUAL CONTRACT EXPENSES
Base Contract Expenses	N/A
Optional Benefit Expenses
Guarantee of Principal Death Benefit (as a percentage of Contract Value on each Contract Date Anniversary)
Current Annual Charge[1]
Age at Issue 76 and over	1.00%
Estate LockSM Death Benefit:[2,3]
Guaranteed Maximum Annual Charge	1.60%
Lincoln ProtectedPay® Select:[2,4]
Guaranteed Maximum Annual Charge (single/joint life)	2.75%
[1]This rider is included in the Contract for no additional charge for issue ages 45 – 75.[2]The current charge for new elections of this rider is disclosed in a Rate Sheet.[3]As an annualized percentage of the Purchase Payment, as adjusted for withdrawals (excluding allowable Advisory Fee Withdrawals), at the time of the charge. This charge is deducted from the Contract Value on an annual basis, with the first deduction occurring on the Valuation Date on or next following the rider effective date each Contract Year anniversary. The current death benefit charge will be less than or equal to the stated maximum annual charge rate and will be disclosed in a Rate Sheet prospectus supplement. See the Charges and Adjustments section for a discussion of how the charge is calculated.[4]This rider is included in your Contract for an additional charge at the time the Contract is issued. The charge is based on an annualized percentage of the Contract Value, prior to any withdrawals and after the Segment Ending Value is determined. This charge is deducted from the Contract Value on an annual basis. The current rider annual charge rate will be less than or equal to the stated maximum annual charge rate and will be disclosed in a Rate Sheet prospectus supplement. See the Charges and Adjustments section for a discussion of how the charge is calculated.In addition to the fees described above, we limit the amount you can earn on Indexed Accounts. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.
Optional Benefit Expense, Footnotes [Text Block]	This rider is included in the Contract for no additional charge for issue ages 45 – 75.The current charge for new elections of this rider is disclosed in a Rate Sheet.As an annualized percentage of the Purchase Payment, as adjusted for withdrawals (excluding allowable Advisory Fee Withdrawals), at the time of the charge. This charge is deducted from the Contract Value on an annual basis, with the first deduction occurring on the Valuation Date on or next following the rider effective date each Contract Year anniversary. The current death benefit charge will be less than or equal to the stated maximum annual charge rate and will be disclosed in a Rate Sheet prospectus supplement. See the Charges and Adjustments section for a discussion of how the charge is calculated.This rider is included in your Contract for an additional charge at the time the Contract is issued. The charge is based on an annualized percentage of the Contract Value, prior to any withdrawals and after the Segment Ending Value is determined. This charge is deducted from the Contract Value on an annual basis. The current rider annual charge rate will be less than or equal to the stated maximum annual charge rate and will be disclosed in a Rate Sheet prospectus supplement. See the Charges and Adjustments section for a discussion of how the charge is calculated.
Index-Linked Option Fee Table, Limits Positive Returns Note [Text Block]	In addition to the fees described above, we limit the amount you can earn on Indexed Accounts. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the Contract This section describes potential risks associated with the Contract.Market Risk. There is a risk of loss of your investment in the Indexed Segments since the performance tracks a market Index. You are responsible for all losses in excess of the Protection Method you choose. Under extreme circumstances, at the end of an Indexed Term, you could lose up to 90% of your investment in an Indexed Account with a 10% Protection Level or 10% Dual Rate, up to 85% of your investment in an Indexed Account with a 15% Protection Level or 15% Dual Rate, up to 80% of your investment in an Indexed Account with a 20% Protection Level, up to 75% of your investment in an Indexed Account with a 25% Protection Level and up to 70% of your investment in an Indexed Account with a 30% Protection Level. We do not guarantee that the Contract will always offer Indexed Accounts that will limit Index losses, which would mean risk of loss of the entire amount invested. The Protection Method applies for the full term of the Indexed Segment including Segments with Annual Locks. Each time you move into a new Indexed Segment, you may have a new Protection Method and are subject to the same risk of loss as described above. There is also a risk of loss upon an early withdrawal. For Annual Lock accounts, since the gain or loss is established each year, losses can accumulate so that you could actually lose more than the amount in excess of the Protection Level percent. Losses you incur in one year will reduce the amount invested for the next year. In a continuing down market over the Indexed Term, however, your loss could exceed the Protection Level. For example, if you chose a 10% Protection Level and if loss occurred during each Annual Lock period for the remainder of the term, you could lose more than 90% of your principal in an Annual Lock account.Early Withdrawal Risk. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income also mean that the Contract is more beneficial to investors with a long-term horizon. You should carefully consider the risks associated with taking a withdrawal or surrendering the Contract. The proceeds of your withdrawal or surrender may be subject to ordinary income taxes, including a tax penalty if you are younger than age 59½. Participation in an Automatic Withdrawal Service will repeatedly expose you to these risks. If you withdraw Contract Value from an Indexed Account prior to the End Date of an Indexed Term it will be based on the Interim Value of the Indexed Account. Withdrawals include the deduction of advisory fees paid from your Contract Value. Under extreme conditions, a negative Contract Adjustment based on Interim Values could result in a loss of up to 100% of your Contract Value in an Indexed Segment. Additionally, the withdrawal will cause an immediate reduction to your Indexed Crediting Base in a proportion equal to the reduction in your Interim Value. A proportional reduction could be larger than the dollar amount of your withdrawal. Reductions to your Indexed Crediting Base will negatively impact your Interim Value for the remainder of the Indexed Term and will result in a lower Indexed Segment Ending Value at the end of the Indexed Term unless Secure Lock+® is exercised. Once your Indexed Crediting Base is reduced due to a withdrawal during any Indexed Term, you cannot increase it during the remainder of the Indexed Term. Contract Value must remain in an Indexed Segment until the end of the Indexed Term to be credited with all or partial interest unless Secure Lock+® is exercised. To determine the Interim Value, we apply a formula which is not the actual performance of the applicable Index, but rather a determination of the value of hypothetical underlying investments at the time of the Interim Value calculation. This amount could be less than if you had held the Indexed Segment for the full Indexed Term. It also means that you could have a negative performance, even if the value of the Index has increased during the calculation period. All withdrawals (including surrender or termination of your Contract), reallocation of Contract Value from an Indexed Segment, annuitization of your Contract or payment of a Death Benefit from an Indexed Segment on any date prior to the Segment End Date will be based on the Interim Value. You should also consider the impact that a withdrawal may have on the standard and optional benefits under your Contract. For example, under certain Living Benefit Riders, excess or early withdrawals may reduce the value of the guaranteed benefit by an amount greater than the amount withdrawn and could result in termination of the benefit.Deduction of Advisory Fee Risk. This deduction of advisory fees from Contract Value may reduce the Death Benefit and other guaranteed benefits, and may be subject to a negative Contract Adjustment, federal and state income taxes, and a 10% federal penalty tax.Indexed-Account Risk. Each available Index will expose you to risks associated with equity markets. Equity markets are subject to the risk that the value of the securities may fall due to general market and economic conditions. Market volatility may exist with the Indices, which means that the value of the Indices can change dramatically over a short period of time in either direction. The Indices used are “price return Indices”, not “total return Indices”, meaning that each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index. Additionally, the ETF providers deduct fees and costs when calculating performance, which will reduce the ETF returns and will cause the ETF to underperform a direct investment in the securities composing the ETF. The Indices and ETFs do not represent a direct investment in the Index or ETF or in the securities tracked by the Index. We may change the Index on a particular Indexed Account if the Index is discontinued or if we feel the Index is no longer appropriate. This change may occur in the middle of an Indexed Segment and this change may impact how your Indexed Segment performance and Interim Value are calculated. See the Discontinuance or Substitution of an Index section later in the prospectus for more information. If we do not receive investment instructions from you by the end of an Indexed Term, we will invest your Segment Ending Value in a new Indexed Segment with the same Crediting Method, Indexed Term, Index, Protection Level, or Dual Rate, as applicable, if available. The Crediting Method for the new Indexed Segment could be less advantageous than the current Indexed Segment because the rate may be different. If the same type of Indexed Segment is not available, your Segment Ending Value will be moved to the 1-Year S&P 500® Price Return Index with Performance Cap, 100% Protection Level. If your Contract Value has been invested in a new Segment and you wish to withdraw your investment, the Contract Value for that Segment will equal the Interim Value. Investors in an Indexed Account have no rights in the linked Index. You will not have voting rights or rights to receive cash dividends or other rights that shareholders who invest in mutual funds based on these Indices or in the ETFs would have. Additional risks for specific Indices are as follows:●S&P 500® Price Return Index: This Index is comprised of equity securities issued by large-capitalization U.S. companies. In general large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.●Russell 2000® Price Return Index: Compared to mid-and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.●Capital Strength Net Fee IndexSM: This Index has fewer stocks than broad based indices; therefore, the risk is spread between fewer equity securities. This Index may not track other large cap indices.●First Trust American Leadership IndexTM: In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.●MSCI EAFE Price Return Index: International investing involves special risks not found in domestic investing, including political and social differences and currency fluctuations due to economic decisions. Emerging markets can be riskier than investing in well-established foreign markets. The risks associated with investing on a worldwide basis include differences in the regulation of financial data and reporting, currency exchange differences, as well as economic and political systems differences.●Capital Group Global Growth Equity ETF: Market conditions and global events can affect the value of securities held by the fund. Growth-oriented stocks and investments outside the United States may entail larger price swings and susceptibility to economic, political, and regulatory changes. Additionally, trading fund shares on the secondary market can lead to further fluctuations due to trading at different times and foreign exchanges differences.●Capital Group Growth ETF: Market conditions and global events can affect the value of securities held by the fund. Growth-oriented stocks and investments outside the United States may entail larger price swings and susceptibility to economic, political, and regulatory changes. Additionally, trading fund shares on the secondary market can lead to further fluctuations due to trading at different times and foreign exchanges differences.Risks Associated with Crediting Methods and Protection Methods. The available Indexed Accounts with applicable Crediting Methods and Protection Methods will vary over time. Before investing in a new Indexed Segment, you should determine exactly what Indexed Accounts, Protection Methods, and Crediting Methods are available to you. There is no guarantee that more than one Indexed Account will be available in the future. You risk the possibility that you would find declared caps and rates unacceptable (i.e. could be lower than what were available at the time your Contract was issued), so you should make sure the Segment(s) you select is appropriate for your investment goals.●The Protection Method that is applicable to an Indexed Account only provides you with limited protection from negative Index performance at the end of an Indexed Term, or, in the case of Indexed Account with an Annual Lock, each Contract Year during the Indexed Segment. You could lose a significant amount of your Purchase Payment and/or prior earnings under the Contract despite these limits on negative Index returns. You also bear the risk that continued negative Index returns may result in zero or a negative Performance Rate being credited to your Contract Value over multiple strategy periods. Given that the Protection Method applies to a single Indexed Term, if an Indexed Account is credited with a negative Performance Rate for multiple Indexed Terms, the cumulative loss may exceed any single Indexed Term’s stated Protection Method. Similarly, if you select an Indexed Account with an Annual Lock, the Protection Level will apply each Contract Year during an Indexed Term, so if the Index has negative performance for multiple Contract Years during the Indexed Term, the cumulative loss reflected in the Performance Rate at the end of the Indexed Term may exceed any single Contract Year’s stated Protection Level. The Protection Method does not apply to your Interim Value, so in order to receive the full protection you must hold your investment until the end of the Indexed Term.●Gains in your Indexed Segments are limited by any applicable Performance Cap, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Performance Cap exists for the full term of the Indexed Segment unless Secure Lock+® is exercised. Generally, Indexed Segments with greater Protection Levels have lower Performance Caps. Performance Caps for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segments may be limited by any applicable Participation Rate, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. If the Participation Rate is less than 100%, the increase in your Segment Ending Value will never reflect the entire corresponding performance in the applicable Index over the Indexed Term. The Participation Rate exists for the full term of the Indexed Segment unless Secure Lock+® is exercised. Participation Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Participation Rates may differ from the Participation Rate used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segments are limited by any applicable Performance Trigger Rate. If the performance of the Index is zero or positive, a specified rate is used to determine the Segment Ending Value. The Performance Trigger Rate may be lower than the actual performance of the Index, which means that your return may be lower than if you had invested directly in a fund based on the applicable Index. The Performance Trigger Rate applies for the full term on the Indexed Segment unless Secure Lock+® is exercised. Generally, Indexed Segments with greater Protection Levels have lower Performance Trigger Rates. Performance Trigger Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Trigger Rates may differ from the Performance Trigger Rate used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segment are limited by any applicable Dual Performance Trigger Rate. The Dual Performance Trigger Rate is used in determining the Segment Ending Value. The Dual Performance Trigger Rate may be lower than the actual performance of the Index, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Dual Performance Trigger Rate applies for the full term of the Indexed Segment unless Secure Lock+® is exercised. Dual Performance Trigger Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Dual Performance Trigger Rates may differ from the Dual Performance Trigger Rate used for new Contracts or for the other Contracts issued at different times.●Gains in your Dual Plus Indexed Segment are limited by any applicable Performance Cap, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Performance Cap exists for the full term of the Indexed Segment. Performance Caps for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or other Contracts issued at different times.●For Indexed Accounts without an Annual Lock, the indexed performance credited to or deducted from your Indexed Segment is determined on the last day of the Indexed Term. It is not affected by the price of the Index on any date in between the effective date of the Indexed Account and the End Date of the Indexed Term. Annual Lock accounts are not affected by Index prices between the Annual Lock anniversaries.Living Benefit Rider Risk. You should not purchase the Contract if the Living Benefit Rider is not appropriate for you. The Living Benefit Rider is designed to help protect against the risk of poor investment performance and the risk of outliving your Contract Value. However, there is no guarantee that the Living Benefit Rider will be sufficient to meet your future income needs. You should carefully weigh the benefits of the Living Benefit Rider (and the related ongoing charge) in light of the market downside protections that are already provided by the Indexed Accounts. All withdrawals under the Living Benefit Rider may result in negative Contract Adjustments based on Interim Value, taxes, and tax penalties, as well as other negative consequences (e.g., reductions to your Death Benefit and proportionate reductions to the Indexed Crediting Bases for your Indexed Segments). Generally, you should seek to coincide your Protected Income Withdrawals with the end of your Indexed Terms to avoid or reduce the impacts of Contract Adjustments based on Interim Value. Any withdrawals made prior to the earlier of the first Contract anniversary or age 59 or that exceed the Protected Annual Income amount are considered Excess Withdrawals. Excess Withdrawals may reduce your Protected Annual Income amount by an amount greater than the dollar amount of the Excess Withdrawal and will terminate the Living Benefit Rider if your Contract Value is reduced to zero. See Benefits Available under the Contract — Lincoln ProtectedPay® Select.Risks Associated with Secure Lock+® You should carefully consider whether and when to elect a Secure Lock+® of your Interim Value. A lock-in may only be requested once per Contract Year per Indexed Segment and is irrevocable. Your locked-in value could be less than if you chose not to lock- in. If you request a lock-in when the Interim Value is below the Indexed Crediting Base, Protection Levels do not apply, and you assume all loss. If you have elected to lock-in and the Interim Value supporting the Index Segment would have otherwise increased since the lock-in, you will not be able to take advantage of the increase. Additionally, you assume the risk that your Reset Rate may not be known when you request a lock-in and the Reset Rate may be lower, significantly lower than the rate prior to the lock-in. Secure Lock+® is not available with all Indexed Accounts or during the Income Phase of the Lincoln ProtectedPay® Select rider. Refer to the “Secure Lock+®” section for additional details and examples.Insurance Company Risk ●An investment in the Contract is subject to the risks related to us, Lincoln Life. Any obligations, guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.●Your receipt of funds invested in the Indexed Segments is based on the claims paying ability of Lincoln Life. You have no ownership rights in the underlying securities. The assets backing the Indexed Accounts are not segregated from other business of Lincoln Life.Contract Changes Risk ●We reserve the right, within the law, to make certain changes to the structure and operation of the Indexed Accounts at our discretion and without your consent. We may add to or delete Indexed Accounts currently available or change the features of an Indexed Account from one Indexed Term to the next, including the Index and the current limits on Index gains and losses (subject to any minimum guarantees). We do not guarantee that more than one Indexed Account option will always be available.●We have the right to substitute an alternative Index prior to the End Date of an Indexed Term if an Index is discontinued; we are engaged in a contractual dispute with the Index provider; we determine that our use of an Index should be discontinued because, for example, changes to the Index make it impractical or expensive to purchase securities or derivatives to hedge the Index; there is a substantial change in the calculation of an Index, resulting in significantly different values and performance; or for a legal reason we cannot offer the Index. If we substitute an Index for an existing Indexed Segment, we will not change the Crediting Method or Protection Method for the Indexed Term. We will attempt to choose a new Index that has a similar investment objective and risk profile to the existing Index.Potential Risks Associated with the Election of Optional Benefits. The optional benefits offered under the Contract are designed for different financial goals and to protect against different financial risks. There is a risk that you may not choose the benefit or benefits that are best suited for you based on your present or future needs and circumstances. In addition, if you elect an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for a benefit that did not provide a financial return. There is also a risk that any financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit. You should consult with your financial professional to determine which optional benefits (if any) are appropriate for you.Cybersecurity and Business Interruption Risks. We rely heavily on our computer systems and those of our business partners and service providers to conduct our business. As such, our business is vulnerable to cybersecurity risks and business interruption risks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data; interference with or denial of service; attacks on websites or systems; operational disruptions; and unauthorized release of confidential customer or business information. Cybersecurity risks affecting us, any third-party administrators, underlying funds, index providers, intermediaries, and service providers may adversely affect us and/or your Contract. For instance, systems failures and cyberattacks may interfere with our processing of Contract transactions, including order processing; impact our ability to calculate Contract values; cause the release and possible destruction of confidential customer or business information; and/or subject us to regulatory fines, litigation, financial losses or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that systems disruptions, cyberattacks and information security breaches will always be detected, prevented, or avoided in the future. In addition to cybersecurity risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts. Any such disasters could interfere with our business and our ability to administer the Contract. For example, they could lead to delays in our processing of Contract transactions, including orders from Contractowners, or could negatively impact our ability to calculate Contract values. They may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that negative impacts associated with natural and man-made disasters will always be avoided.Purchase Payment Risk. We do not accept additional Purchase Payments after the Contract has been issued to you. Accordingly, you will be unable to increase your Contract Value, Living Benefit Rider, or Death Benefit by making subsequent Purchase Payments. You should carefully consider the amount of your Purchase Payment when purchasing the Contract and whether to take a withdrawal under the Contract. The reduction of Contract Value as a result of a withdrawal may not be offset by gains as a result of positive performance of your investment selections. You must obtain our approval for a Purchase Payment totaling $1 million or more. This amount takes into consideration: ●the total Purchase Payments for all existing Lincoln Level Advantage®, Lincoln Level Advantage 2® and Lincoln Level Advantage 2 IncomeSM contracts for the same Contractowner, joint owner, or Annuitant; and ●the total Purchase Payment for all Contracts issued by the Company (or its affiliates) with a Living Benefit Rider for the same Contractowner, joint owner, and/or Annuitant. At the Company’s discretion, this amount may consider total Purchase Payments for all annuity contracts issued by the Company (or its affiliates) for the same Contractowner, joint owner, and/or Annuitant.
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, No Guaranteed Limit on Index Losses May Lose Entire Investment [Text Block]	We do not guarantee that the Contract will always offer Indexed Accounts that will limit Index losses, which would mean risk of loss of the entire amount invested.
Index-Linked Option Details [Line Items]
Index-Linked Option Details, Description [Text Block]	Indexed Accounts The Contract offers several Indexed Accounts. We will credit positive, negative or zero interest at the end of an Indexed Term based, in part, on the performance of an Index. This rate of return is the Performance Rate. An Indexed Account is defined by the Index tracked, the length of the Indexed Term, the Crediting Method, and the Protection Level or Dual Rate, as applicable, it provides, and whether or not it includes an Annual Lock. An investment in an Indexed Account is not an investment in the Index or in any Index fund. You could lose a significant portion of your investment in an Indexed Segment if the Index declines in value. You are responsible for all losses in excess of the Protection Level or Dual Rate you choose. There is also a risk of loss upon an early withdrawal. If you withdraw Contract Value prior to the End Date of an Indexed Term, the withdrawal will be based on Interim Value and will cause an immediate reduction in your Indexed Crediting Base in a proportion equal to the reduction in your Interim Value. A proportional reduction could be larger than the dollar amount of your withdrawal. You could lose a significant portion of your investment in an Indexed Segment if amounts are removed from the Indexed Segment prior to the end of the Indexed Term. You may allocate all or a portion of your Purchase Payment into one or more Indexed Accounts. The minimum allocation to an Indexed Account is $2,000; there is no maximum allocation limit. A new Indexed Segment is established upon an allocation to an Indexed Account. Each Indexed Segment may have its own: ●Start Date ●Crediting Base ●Performance Rate ●Performance Cap ●Participation Rate ●Performance Trigger Rate ●Dual Performance Trigger Rate ●Dual Rate ●Contract Value ●End Date Information regarding each Indexed Account, including 1) its name, 2) its type, 3) its Indexed Term, 4) its Crediting Method, 5) its Protection Method, and 6) its minimum limit on Index gain, is available in Appendix A – Investment Options Available Under The Contract. Indices. Each Indexed Account references a market index or ETF that determines the performance of its associated Indexed Segments. A market index, unlike an ETF, is not a fund; it is unmanaged and is not available for direct investment. We currently offer Indexed Accounts based on the performance of the following securities indices and ETFs:S&P 500® Price Return Index (SPX). The S&P 500® Index is comprised of 500 stocks considered representative of the overall market.Russell 2000® Price Return Index (RTY). The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 2000® Index. It is considered representative of small capitalization stocks. The prices of small company stocks generally are more volatile than those of large company stocks.Capital Strength Net Fee IndexSM (NQCAPSTNF). The Index is comprised of 50 stocks selected based on cash on hand, debt ratios and volatility. The Capital Strength Price Return IndexSM will be reduced by 0.65% to result in the Capital Strength Net Fee IndexSM.First Trust American Leadership IndexTM (FTUSLDRS). The First Trust American Leadership IndexTM provides exposure to a selection of U.S. stocks, including companies with a history of paying and raising dividends and others more growth-oriented, representing the largest and most actively traded U.S. stocks in the internet industry. Specifically, the First Trust American Leadership Index provides exposure to U.S. companies driving growth and profitability through internet products and services. The level of the First Trust American Leadership IndexTM incorporates an embedded 0.65% annual fee. The fee is not related to the annuity.MSCI EAFE Price Return Index (MXEA). The MSCI EAFE Index measures the equity market performance of 22 developed market country indices located in Europe, Australia and the Far East. Capital Group Global Growth Equity ETF (CGGO). The fund’s investment objective is to provide long-term growth of capital. The fund invests primarily in common stocks of companies around the world that the investment adviser believes have the potential for growth. The fund normally invests at least 80% of its assets in equity securities. Under normal market conditions, the fund will invest at least 40% of assets outside the U.S.Capital Group Growth ETF (CGGR). The fund’s investment objective is to provide growth of capital. The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. Up to 25% of assets can be invested outside the U.S.The Indices used are “price return Indices,” not “total return Indices,” meaning that each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index. Additionally, the ETF providers of the ETFs that serve as Indices for certain Indexed Accounts deduct fees and costs when calculating performance, which will reduce the ETF returns and will cause the ETF to underperform a direct investment in the securities composing the ETF. The Indices and ETFs do not represent a direct investment in the Index or ETF. If an Index is discontinued or substantially changes (for example if an Index sponsor announces that it will make a material change in the formula for or the method of calculating the Index or in any other way materially modifies the Index, or an ETF provider substantially changes the investment objective), we reserve the right to select an alternative Index or ETF and we will notify the Contractowner of such changes. In selecting an alternative Index or ETF we will attempt to approximate the performance of the original investment in a commercially reasonable manner in light of relevant market circumstances at the time. Any substitution is subject to approval by the state insurance authorities where the Contract and rider were issued, if required by law. A change to the Index or ETF in the middle of a Segment may impact the calculation of the Performance Rate for the Segments. When we notify you of a change to the Index or ETF, we will also state how the change will impact your Performance Rate. Investments in new Segments are available on an Indexed Anniversary Date. The bar charts shown below provide each Index’s annual returns for the last 10 calendar years (or for the life of the Index if less than 10 years), as well as the Index returns after applying a hypothetical 5% Performance Cap and a hypothetical 10% Protection Level. The charts illustrate the variability of the returns from year to year and show how hypothetical limits on Index gains and losses may affect these returns. Past performance is not necessarily an indication of future performance. The performance below is NOT the performance of any specific Indexed Account. Your performance under the Contract will differ, perhaps significantly. The performance below may reflect a different return calculation, time period, and limit on Index gains and losses than the Indexed Account. This performance does not reflect any Contract Adjustment based on Interim Value or any Contract fees and charges, which may reduce performance.The S&P 500® Price Return Index is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.The Russell 2000® Price Return Index is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index. The Capital Strength Net Fee IndexSM is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index. The Index provider deducts fees and costs when calculating the Index return, which will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.The First Trust American Leadership IndexTM is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index. The Index provider deducts fees and costs when calculating the Index return, which will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.The MSCI EAFE Price Return Index is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in securities composing the Index.The Capital Group Global Growth Equity ETF deducts fees and costs when calculating the Index return. This will reduce the ETF return and will cause the ETF to underperform a direct investment in the securities composing the ETF. The Indexed Account that is linked to this ETF does not participate in dividend or capital gains distributions of the ETF, if any. The Capital Group Growth ETF deducts fees and costs when calculating the Index return. This will reduce the ETF return and will cause the ETF to underperform a direct investment in the securities composing the ETF. The Indexed Account that is linked to this ETF does not participate in dividend or capital gains distributions of the ETF, if any.
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Credits are Based in Part on Index Performance [Text Block]	We will credit positive, negative or zero interest at the end of an Indexed Term based, in part, on the performance of an Index. This rate of return is the Performance Rate. An Indexed Account is defined by the Index tracked, the length of the Indexed Term, the Crediting Method, and the Protection Level or Dual Rate, as applicable, it provides, and whether or not it includes an Annual Lock.
Index-Linked Option Details, Investor Not Invested in Index or Securities [Text Block]	An investment in an Indexed Account is not an investment in the Index or in any Index fund.
Index-Linked Option Details, Investor Could Lose Money if Index Declines [Text Block]	You could lose a significant portion of your investment in an Indexed Segment if the Index declines in value. You are responsible for all losses in excess of the Protection Level or Dual Rate you choose.
Index-Linked Option Details, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]	You could lose a significant portion of your investment in an Indexed Segment if amounts are removed from the Indexed Segment prior to the end of the Indexed Term.
Index-Linked Option Details, Changes Possible [Text Block]	The Indices used are “price return Indices,” not “total return Indices,” meaning that each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index. Additionally, the ETF providers of the ETFs that serve as Indices for certain Indexed Accounts deduct fees and costs when calculating performance, which will reduce the ETF returns and will cause the ETF to underperform a direct investment in the securities composing the ETF. The Indices and ETFs do not represent a direct investment in the Index or ETF. If an Index is discontinued or substantially changes (for example if an Index sponsor announces that it will make a material change in the formula for or the method of calculating the Index or in any other way materially modifies the Index, or an ETF provider substantially changes the investment objective), we reserve the right to select an alternative Index or ETF and we will notify the Contractowner of such changes. In selecting an alternative Index or ETF we will attempt to approximate the performance of the original investment in a commercially reasonable manner in light of relevant market circumstances at the time. Any substitution is subject to approval by the state insurance authorities where the Contract and rider were issued, if required by law. A change to the Index or ETF in the middle of a Segment may impact the calculation of the Performance Rate for the Segments. When we notify you of a change to the Index or ETF, we will also state how the change will impact your Performance Rate. Investments in new Segments are available on an Indexed Anniversary Date.
Index-Linked Option Details, Crediting Period [Line Items]
Index-Linked Option Details, Crediting Periods [Text Block]	The Indexed Term is the specified period of time over which an Index’s performance is measured, subject to applicable limits on Index gains and losses, to determine the amount of positive, negative or zero interest that will be credited to an Indexed Account at the end of the period. 1-Year, 3-Year, and 6-Year Indexed Terms are available in this Contract. An Indexed Segment begins on the day your money is allocated to an Indexed Segment, called the Start Date. The yearly anniversary of the Start Date of the initial Indexed Segment is the Indexed Anniversary Date of your Contract. This is the Indexed Anniversary Date for the life of your Contract.
Index-Linked Option Details, Crediting Periods Investor Considerations [Text Block]	You may choose to allocate your Purchase Payment to different Indexed Accounts, but all Indexed Segments must begin on the Indexed Anniversary Date. All future Indexed Terms must begin on the same Indexed Anniversary Date. This means you can only allocate to Indexed Accounts one time a year. For example, you may start a 6-Year Indexed Segment, and three years later, you can start a 1-Year or 3-Year Indexed Segment, as long as the 1-Year or 3-Year Indexed Segment begins on the Indexed Anniversary Date for your Contract. If you have more than one 3-Year or 6-Year Indexed Segment in effect at any time, Indexed Terms of the same term length must have the same Start Date.
Index-Linked Option Details, Amounts Must Remain Until End of Crediting Period [Text Block]	Your Contract Value must remain in an Indexed Account until the end of the Indexed Term to be credited with all or partial interest and to avoid a possible Contract Adjustment based on Interim Value, in addition to potential tax consequences.
Index-Linked Option Details, Transactions Subject to Contract Adjustments [Text Block]	This performance does not reflect any Contract Adjustment based on Interim Value or any Contract fees and charges, which may reduce performance.If you make any withdrawals (including surrender or termination of your Contract), reallocate Contract Value from an Indexed Segment, annuitize your Contract or upon payment of a Death Benefit from an Indexed Segment on any date prior to the Segment End Date, your Contract Value in the Indexed Segment will be its Interim Value. For more information, see “Interim Value” later in this section. Lincoln reserves the right to make additional Indexed Account options available or to withdraw currently available Indexed Account options and change the features of an Indexed Account from one Indexed Term to the next, including the Index and the current limits on Index gains and losses, in the future. Indexed Contract Value. For each Indexed Segment the daily value is determined as follows: a. On the Start Date of the Indexed Segment, the value of the Indexed Segment equals the initial Indexed Crediting Base. The initial Indexed Crediting Base is the amount of Purchase Payment or Contract Value allocated to the Indexed Segment. b. On each Valuation Date during the Indexed Term, the value of the Indexed Segment equals the Interim Value. c. On the last date of the Indexed Term, called the End Date, the value of the Indexed Segment equals the Segment Ending Value.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology [Text Block]	Crediting Methods and Protection Methods. Different Crediting Methods and Protection Methods are available for your Indexed Account. Interest is credited for any performance earned or deducted for any loss only on the End Date of a Segment. The Crediting Method you select may limit positive (upside) Index returns credited on the End Date of a Segment and the Protection Method will limit the negative Index returns deducted on the End Date of a Segment. If the End Date is not a Valuation Date, then the amount will be credited or deducted on the next business day. We will not offer a 1-Year Indexed Account with a Performance Cap, Performance Trigger Rate, or Dual Performance Trigger Rate below 1.00% (except in the case of the 100% Protection Level, which has a minimum Performance Cap of 0.10%) or a 6-Year Annual Lock Indexed Account with a Performance Cap below 1.00%. We will not offer a 6-Year Performance Cap or Dual Plus Indexed Account with a Performance Cap below 10.00%. We will not offer a 3-Year or 6-Year Participation Rate Indexed Account with a Participation Rate below 15.00%. If you choose to lock the Interim Value of an Indexed Segment under Secure Lock+®, we will reset the Performance Cap, the Participation Rate, Performance Trigger Rate, or Dual Performance Trigger Rate for that Indexed Segment, and that Reset Rate may be lower than these stated minimums. We will not offer a Reset Rate under Secure Lock+® less than 0.10%.
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]	Protection Methods. For Indexed Accounts with a Protection Level, the Protection Level is the portion of any negative Index performance that will not impact your Contract Value if you remain invested until the End Date of the Indexed Segment. For example, if the Index return is -15%, and you have a 10% Protection Level, your Contract Value will not be impacted by the first 10% of negative Index performance and we will deduct 5% at the end of the Indexed Term. Your Contract Value will not be impacted up to the amount of the Protection Level you elect, and, after that, you will be impacted for the remaining portion of the loss. This loss will reduce the amount of your investment (principal) in the Indexed Segments. The Contract offers Indexed Accounts with Protection Levels that protect you against losses of 10% to 100%. If you choose an Indexed Account with a Performance Cap, Participation Rate, or Performance Trigger Rate and a 10% Protection Level, your Contract Value will not be impacted by the first 10% of negative Index performance if you stay invested until the End Date of the Segment. Any remaining negative percentage will be absorbed by you. If you choose an Indexed Account with a 100% Protection Level, you will not lose any of your principal allocated to the Indexed Account, due to Index performance, if you stayed invested until the End Date of the Segment. If an Indexed Account with Annual Locks is selected, the Protection Level is the percentage of the Index loss that will not impact your Indexed Crediting Base each year during the Indexed Term. The Protection Level is not available on Dual Plus Indexed Accounts, but the Dual Rate itself may provide some protection from Index loss, as discussed below. We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses. The following examples illustrate how we calculate and credit interest assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The examples assume no withdrawals. For example: Indexed Term Segment Start Date = 1/8/2026
Indexed Account = 1-Year Indexed Account with a 10% Protection Level
Index Value at beginning of term = 1,569
Indexed Crediting Base = $100,000
Indexed Term Segment End Date = 1/8/2027
Index Value at End Date = 1,333
Index Value percentage change = -15% ((1,333 – 1,569) / 1569)Indexed Segment Ending Value = $95,000 ($100,000 - $5,000) Because your Contract Value is not impacted by the first 10% of the loss, you only experience a 5% loss (-15% Index Value percentage change + 10% Protection Level = 5% loss) or $100,000 * 5.00% = $5,000. The following year assuming you chose a new 1-Year Segment with a 10% Protection Level:
(The Indexed Segment Ending Value is used to establish the Indexed Crediting Base for the new Indexed Segment.) Indexed Term Segment Start Date = 1/8/2027
Indexed Crediting Base = $95,000
Indexed Term Segment End Date = 1/8/2028
Index Value at End Date = 1,298
Index Value percentage change = -3% ((1,298 – 1,333)/1,333)
Indexed Segment Ending Value = $95,000 ($95,000 - $0) Because your Contract Value is not impacted by the first 10% of the loss, you experience no loss of Contract Value for this Segment because the Index Value percentage change was less than the 10% Protection Level. For the Dual Performance Trigger Indexed Accounts, the Protection Level is used to determine the Performance Rate on the End Date of the Segment when there is negative Index performance. If the percentage change in the Index Value is negative but within the Protection Level, the Performance Rate is equal to the Dual Performance Trigger Rate. However, if the percentage change in the Index Value has decreased by a greater percentage than the Protection Level then the amount of your investment in the Indexed Segment may be reduced. The Performance Rate would equal the percentage change in the Index Value, plus the Dual Performance Trigger Rate, plus the Protection Level. The amount of loss or gain is dependent on the percentage change in the Index Value, the Dual Performance Trigger Rate and the Protection Level on the Indexed Segment. The following examples show the Performance Rate(s) based on the percentage change in the Index Value using a 6% Dual Performance Trigger Rate. Dual Plus accounts do not include a Protection Level, but the Dual Rate itself may provide some protection. If Index performance is down, your Performance Rate equals the Index performance plus the Dual Rate which may result in either a negative or positive return. For example, if the Index return is -10% and you have a Dual Rate of 15%, we will credit 5% in interest at the end of the Indexed Term. If the Index return is -20% and you have a Dual Rate of 15%, we will deduct 5% in interest at the end of the Indexed Term. The following examples show the Performance Rate(s) based on the percentage change in the Index Value and using a Dual Rate of 15%. Crediting Method Considerations. We determine Performance Caps, Participation Rates, Performance Trigger Rates and Dual Performance Trigger Rates for each new Indexed Segment at our discretion, subject to the guaranteed minimums. We consider a number of factors when declaring Performance Caps, Participation Rates, Performance Trigger Rates and Dual Performance Trigger Rates. Generally, we seek to manage our risk associated with our obligations, in part, by trading call and put options and other derivative instruments on the available Indices. The costs of these instruments impact the rates we declare, and those costs can be impacted by the market conditions and forces. We also consider sales commissions, administrative expenses, regulatory and tax requirements, general economic trends and competitive factors. You bear the risk that we may declare lower Performance Caps, Participation Rates, Performance Trigger Rates and Dual Performance Trigger Rates for future Indexed Segments, and that such rates could be as low as the guaranteed minimum for that Indexed Account. Rates offered for new Indexed Segments may be different from those offered to new investors or offered to you at Contract issuance. You should choose a Crediting Method that is consistent with your risk tolerance and investment objectives. Generally, assuming the same Index and Indexed Term length, an Indexed Account that provides less potential for Index gains will tend to have more protection from Index losses. Conversely, assuming the same Index and Indexed Term length, an Indexed Account that provides more potential for Index gains will generally tend to have less protection from Index losses. ●If you choose an Indexed Segment with a Performance Cap, and there is positive Index performance, the Performance Rate we apply on the Indexed Segment End Date could be less than the actual Index performance. If the actual Index performance is greater than the Performance Cap, your Performance Rate will be lower, possibly significantly lower, than the actual Index return. ●If you choose an Indexed Segment with a Participation Rate, and there is positive Index performance, the Performance Rate that we apply on the Indexed Segment End Date could be lower, possibly significantly lower, than the actual Index return. ●If you choose an Indexed Segment with a Performance Trigger Rate, and there is positive Index performance, the Performance Rate on the Indexed Segment End Date, could be lower, possibly significantly lower, than the actual Index return. ●If you choose an Indexed Segment with an Annual Lock, and there is positive Index performance, the Performance Rate on the Indexed Segment End Date could be lower, possibly significantly lower, than the actual Index return. ●If you choose an Indexed Segment with a Dual Performance Trigger Rate, and there is positive Index performance, the Performance Rate on the Indexed Segment End Date could be lower, possibly significantly lower, than the actual Index return. ●If you choose an Indexed Segment with a Dual Rate and Performance Cap, and there is positive Index performance, the Performance Rate we apply on the Indexed Segment End Date could be less than the actual Index performance. If the actual Index performance is greater than the Performance Cap, your Performance Rate will be lower, possibly significantly lower, than the actual Index return.Protection Method Considerations. We set the limit on Index losses for each Indexed Account at our sole discretion. We consider various factors in determining the limit on Index losses, including the cost of our risk management techniques, sales commissions, administrative expenses, regulatory and tax requirements, general economic trends and competitive factors. You should choose a level of protection that is consistent with your risk tolerance and investment objectives. Generally, assuming the same Index and Indexed Term, an Indexed Account that provides more protection from Index losses will tend to have less potential for Index gains. Conversely, assuming the same Index and Indexed Term, an Indexed Account that provides less protection from Index losses will generally tend to have more potential for Index gains. ●For accounts with a Performance Cap (with the exclusion of Dual Plus), Participation Rate, or Performance Trigger Rate, if there is negative Index performance, we absorb the first portion of the negative performance up to the stated percentage and you bear the risk of loss after your chosen Protection Level, including the loss of any previously credited amount. ●For accounts with a Dual Performance Trigger Rate, if there is negative Index performance, we absorb the first portion of the negative Index performance up to the stated percentage of the Protection Level. If there is negative Index performance beyond the Protection Level, we continue to absorb the portion of the negative Index performance up to the stated percentage of the Dual Performance Trigger Rate. For example, if the Dual Performance Trigger Rate is 5%, we would absorb the first 5% of loss beyond the Protection Level. You bear the risk of loss thereafter, including the loss of any previously credited amount. ●For accounts with a Dual Rate, if the Index performance is negative, your Performance Rate equals the Index performance plus the Dual Rate, which may result in either a negative or positive return.
Index-Linked Option Details, Index Substitution [Text Block]	Discontinuation or Substitution of an Index. We have the right to discontinue or substitute an existing Index for a comparable Index prior to the Indexed Segment End Date for reasons, such as, but not limited to: ●An Index is discontinued; ●We are engaged in a contractual dispute with the Index provider; ●We determine that our use of an Index should be discontinued because, for example, changes to the Index make it impractical or expensive to purchase securities or derivatives to hedge the Index; ●There is a substantial change in the calculation of an Index, resulting in significantly different values and performance; or ●A legal reason we cannot offer the Index.Although we will attempt to choose a new Index that has a similar investment objective and risk profile to the existing Index, there is risk that the performance of the new Index may not be as good as the performance of the existing Index. As a result, funds allocated to the substituted Index may earn a return that is lower than the return they would have earned if the Index were not substituted. If we substitute an Index, we will notify you at least 30 days in advance of the substitution. We would attempt to choose a new Index that has a similar investment objective and risk profile to the original Index. The selection criteria for a suitable alternative Index includes, but is not limited to, the following: ●There is a sufficiently large market in exchange traded and/or over-the-counter options, futures and similar derivative instruments based on the Index to allow the company to hedge crediting rates; ●The Index is recognized as a broad-based Index for the relevant market; ●We can offer the same Crediting Method or Protection Method on the substitute Index; and ●The publisher of the Index permits the use of the Index in the Contract and other materials for a reasonable fee.If we substitute an Index during an Indexed Term, we will combine the return of the replaced Index from the Indexed Start Date to the substitution date with the return of the new Index from the substitution date to the end of the Indexed Term. The Indexed Term, and all applicable rates for the affected Indexed Segment, including the Crediting Method or Protection Method will not change due to the substitution of an Index during the Indexed Term. If an Index is discontinued and a similar Index cannot be found or if we cannot offer the same Crediting Method or Protection Method, the Indexed Segment will end and the Interim Value on the Valuation Date the Index is discontinued will be used. Lincoln will move the funds into another available Indexed Segment of our choosing, and the funds will not be eligible for allocation into another Indexed Account until the next Indexed Anniversary Date.
Index-Linked Option Details, Index Substitution Circumstances [Text Block]	We have the right to discontinue or substitute an existing Index for a comparable Index prior to the Indexed Segment End Date for reasons, such as, but not limited to: ●An Index is discontinued; ●We are engaged in a contractual dispute with the Index provider; ●We determine that our use of an Index should be discontinued because, for example, changes to the Index make it impractical or expensive to purchase securities or derivatives to hedge the Index; ●There is a substantial change in the calculation of an Index, resulting in significantly different values and performance; or ●A legal reason we cannot offer the Index.
Index-Linked Option Details, Index Substitution Selection [Text Block]	We would attempt to choose a new Index that has a similar investment objective and risk profile to the original Index. The selection criteria for a suitable alternative Index includes, but is not limited to, the following: ●There is a sufficiently large market in exchange traded and/or over-the-counter options, futures and similar derivative instruments based on the Index to allow the company to hedge crediting rates; ●The Index is recognized as a broad-based Index for the relevant market; ●We can offer the same Crediting Method or Protection Method on the substitute Index; and ●The publisher of the Index permits the use of the Index in the Contract and other materials for a reasonable fee.
Index-Linked Option Details, Index Substitution Notification [Text Block]	If we substitute an Index, we will notify you at least 30 days in advance of the substitution.
Index-Linked Option Details, Index Substitution Calculation [Text Block]	If we substitute an Index during an Indexed Term, we will combine the return of the replaced Index from the Indexed Start Date to the substitution date with the return of the new Index from the substitution date to the end of the Indexed Term. The Indexed Term, and all applicable rates for the affected Indexed Segment, including the Crediting Method or Protection Method will not change due to the substitution of an Index during the Indexed Term.
Index-Linked Option Details, Index Substitution Without Replacement [Text Block]	If an Index is discontinued and a similar Index cannot be found or if we cannot offer the same Crediting Method or Protection Method, the Indexed Segment will end and the Interim Value on the Valuation Date the Index is discontinued will be used. Lincoln will move the funds into another available Indexed Segment of our choosing, and the funds will not be eligible for allocation into another Indexed Account until the next Indexed Anniversary Date.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Investor Reallocation [Text Block]	Reallocation. You will be notified 25 days prior to each Indexed Anniversary Date regarding the timing of investing in new Indexed Segments. The available Indexed Accounts and applicable Crediting Methods and Protection Methods will be provided at least 5 business days in advance of the Indexed Anniversary Date on your online account or by calling 1-877-737-6872. To view the available Indexed Segments and the applicable rates, log in to your account at www.LincolnFinancial.com and select Account Reallocation under Account Management. Current rates can also be found at www.lfg.com/llarates and are incorporated into this prospectus by reference. If your existing Indexed Segment is at the end of the Indexed Term, you may reallocate the Segment Ending Value to any available Indexed Account. If your existing Indexed Segment is at an Indexed Anniversary during the Indexed Term, you may reallocate the Interim Value to any available Indexed Account. A reallocation request must be received on or before the Indexed Anniversary Date or Indexed Term End Date, as applicable. We will hold reallocation instructions for up to 25 calendar days prior to the Indexed Anniversary Date. The reallocation will take place on the Indexed Anniversary Date. If we do not receive a reallocation notice from you, all Indexed Segments that are ending will invest into a new Indexed Segment with the same term, Index, and Protection Method as the Indexed Segment in which they were previously invested and with the Crediting Method rate applicable to a new Indexed Term. If the same type of Indexed Segment is no longer available, the funds will be moved to the 1-Year S&P 500® Price Return Index with Performance Cap, 10% Protection, and will not be eligible for allocation into another Indexed Account until the next Indexed Anniversary Date. The following chart outlines possible reallocations among Indexed Accounts at the end of an Indexed Term or as described under Secure Lock+® and applies to the first 6 Contract Years. Indexed Terms of the same term length must have the same Start Date.
Reallocating To	Reallocating From
	1-Year Term	3-Year Term	6-Year Term
1-Year Term	Allowed on any Indexed Anniversary Date	Allowed on any Indexed Anniversary Date	Allowed on any Indexed Anniversary Date
3-Year Term	Allowed only on every 3rd Indexed Anniversary Date	Allowed only on every 3rd Indexed Anniversary Date	Allowed only on every 3rd Indexed Anniversary Date
6-Year Term	Allowed only on every 6th Indexed Anniversary Date	Allowed only on every 6th Indexed Anniversary Date	Allowed only on every 6th Indexed Anniversary Date

Index-Linked Option Details, Default Reallocation [Text Block]	If we do not receive a reallocation notice from you, all Indexed Segments that are ending will invest into a new Indexed Segment with the same term, Index, and Protection Method as the Indexed Segment in which they were previously invested and with the Crediting Method rate applicable to a new Indexed Term. If the same type of Indexed Segment is no longer available, the funds will be moved to the 1-Year S&P 500® Price Return Index with Performance Cap, 10% Protection, and will not be eligible for allocation into another Indexed Account until the next Indexed Anniversary Date.
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment [Table Text Block]	Contract Adjustments If you make any withdrawals (including Protected Annual Income withdrawals), surrender or terminate your Contract, reallocate Contract Value from an Indexed Segment, annuitize your Contract or upon payment of a death benefit from an Indexed Segment on any date prior to the Segment End Date, your Contract Value in the Indexed Segment will be its Interim Value. You could lose a significant amount of money due to Contract Adjustments based on Interim Values if amounts are removed from an Indexed Segment prior to the Segment End Date. Your Interim Value may be less than the amount invested and may be less than the amount you would receive had you held the investment in the Indexed Segment until the Segment End Date. Under extreme conditions, a negative Contract Adjustment based on Interim Values could result in a loss of up to 100% of your Contract Value. The Interim Value calculation is designed to represent the fair value of the Indexed Segment on each business day, taking into account the potential gain or loss of the applicable Index at the end of the Indexed Term, including the impacts of the Crediting Method as well as Protection Method you have chosen. The calculation is also designed to reflect the change in fair value due to economic factors, including, but not limited to, the impact of market rates, volatility, and correlation (if applicable) of the investment instruments supporting the Contract. The Interim Value is based on this calculation and not the actual value of any underlying investments or the current value of any Index. The use of Interim Values transfers risk from us to you to protect us from losses on our investments supporting the Indexed Crediting Rate strategies if amounts are removed prematurely. For more information about the Interim Value, including examples illustrating the operation of the Interim Values, please see the Statement of Additional Information. If you withdraw Contract Value prior to the End Date of an Indexed Term, the withdrawal will cause an immediate reduction in your Crediting Base in a proportion equal to the reduction in your Interim Value. A proportional reduction could be larger than the dollar amount of your withdrawal. Reductions in your Crediting Base will negatively impact your Interim Value for the remainder of the Indexed Term and will result in a lower Segment Ending Value at the end of the Indexed Term. Once your Crediting Base is reduced due to a withdrawal during any Indexed Term, you cannot increase it during the remainder of the Indexed Term unless Secure Lock+® is exercised. The Interim Value and Indexed Crediting Base are available on your online account or by calling us at 1-877-737-6872.
Contract Adjustment, Applicable Transaction [Text Block]	If you make any withdrawals (including Protected Annual Income withdrawals), surrender or terminate your Contract, reallocate Contract Value from an Indexed Segment, annuitize your Contract or upon payment of a death benefit from an Indexed Segment on any date prior to the Segment End Date, your Contract Value in the Indexed Segment will be its Interim Value.
Contract Adjustment, Negative Effect Could be Greater than Value Withdrawn [Text Block]	You could lose a significant amount of money due to Contract Adjustments based on Interim Values if amounts are removed from an Indexed Segment prior to the Segment End Date. Your Interim Value may be less than the amount invested and may be less than the amount you would receive had you held the investment in the Indexed Segment until the Segment End Date. Under extreme conditions, a negative Contract Adjustment based on Interim Values could result in a loss of up to 100% of your Contract Value.
Contract Adjustment, Relationship to Other Charges [Text Block]	Once your Crediting Base is reduced due to a withdrawal during any Indexed Term, you cannot increase it during the remainder of the Indexed Term unless Secure Lock+® is exercised.
Contract Adjustment, Obtaining Current Value of an Adjustment [Text Block]	The Interim Value and Indexed Crediting Base are available on your online account or by calling us at 1-877-737-6872.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]	Benefits Available Under the Contract The following tables summarize information about the benefits available under the Contract. A detailed description of each benefit follows the table. The availability of Contract benefits may vary depending on the broker-dealer through which the Contract is sold. See Appendix C — Broker-Dealer Material Variations.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Account Value Death Benefit	Provides a Death Benefit equal to the Contract Value.	None
●Available only if the Contractowner/
Annuitant is age 76 or over at the time
the Contract is issued.
●Poor investment performance could
significantly reduce the benefit.
●Withdrawals (including the deduction of
advisory fees) could significantly reduce
the benefit.

Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Automatic Withdrawal Service	Allows you to take periodic withdrawals from your Contract automatically.	None
●Withdrawals from Indexed Accounts will
be processed at a Segment’s Interim
Value as of the Valuation Date the
withdrawal is made unless the
withdrawal is processed on the End Date
of the Indexed Term.
●The deduction of advisory fees will
impact your Contract Value and may
impact your Death Benefit and Living
Benefit Rider guarantees.
●Withdrawals under AWS may be Excess
Withdrawals.
●We reserve the right to discontinue this
administrative service at any time.

Advisory Fee Withdrawals	Allows you to take withdrawals from your Contract to pay the advisory fees.	None
●May not be available in all states.
●You may take Advisory Fee Withdrawals
up to 1.25% annually without negatively
impacting your rider guarantees.
●An Advisory Fee Withdrawal from the
Contract will always reduce the Contract
Value and Contract Value portion of the
elected Death Benefit on a dollar-for-
dollar basis.

Optional Benefits – Available for Election
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Guarantee of Principal Death Benefit	Provides a Death Benefit equal to the greater of (1) Contract Value; (2) the Purchase Payment, adjusted for withdrawals.	●1.00% Age at Issue 76 and over (as a percentage of Contract Value on each Contract Date Anniversary)
●Withdrawals could significantly reduce
the benefit.
●If the Contract Value is reduced to zero,
the benefit terminates.
●Included in the Contract for no additional
charge at the time the Contract is issued
for ages 45 - 75.

Estate LockSM Death Benefit	Provides a Death Benefit equal to the greater of (1) Contract Value; (2) the Purchase Payment, as adjusted for Excess Withdrawals.	●1.60% (as a percentage of the Purchase Payment as adjusted for Excess Withdrawals)
●May only be elected at issue, and only in
conjunction with the Lincoln
ProtectedPay® Select rider.
●Available only if the Contractowner/
Annuitant is 45 to 75 years of age at the
time the Contract is issued.
●Joint life option is not available.
●Excess Withdrawals could significantly
reduce or terminate the benefit.
●If the Contract Value is reduced to zero
the benefit terminates.

Lincoln ProtectedPay® Select
Provides:
●Protected income payments based on
Contract Value when you choose to start
the Income Phase;
●Deferral Bonuses that increase the
Protected Annual Income rate each
complete Benefit Year during the Growth
Phase.
●2.75% (as a percentage of Contract Value on each Contract Date anniversary)
●Included in your Contract for an
additional charge at the time the Contract
is issued.
●Excess Withdrawals could significantly
reduce or terminate the benefit.
●Subject to a $600,000 maximum
protected income amounts across all
Living Benefit Riders.

Benefits Available [Table Text Block]
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Account Value Death Benefit	Provides a Death Benefit equal to the Contract Value.	None
●Available only if the Contractowner/
Annuitant is age 76 or over at the time
the Contract is issued.
●Poor investment performance could
significantly reduce the benefit.
●Withdrawals (including the deduction of
advisory fees) could significantly reduce
the benefit.

Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Automatic Withdrawal Service	Allows you to take periodic withdrawals from your Contract automatically.	None
●Withdrawals from Indexed Accounts will
be processed at a Segment’s Interim
Value as of the Valuation Date the
withdrawal is made unless the
withdrawal is processed on the End Date
of the Indexed Term.
●The deduction of advisory fees will
impact your Contract Value and may
impact your Death Benefit and Living
Benefit Rider guarantees.
●Withdrawals under AWS may be Excess
Withdrawals.
●We reserve the right to discontinue this
administrative service at any time.

Advisory Fee Withdrawals	Allows you to take withdrawals from your Contract to pay the advisory fees.	None
●May not be available in all states.
●You may take Advisory Fee Withdrawals
up to 1.25% annually without negatively
impacting your rider guarantees.
●An Advisory Fee Withdrawal from the
Contract will always reduce the Contract
Value and Contract Value portion of the
elected Death Benefit on a dollar-for-
dollar basis.

Optional Benefits – Available for Election
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Guarantee of Principal Death Benefit	Provides a Death Benefit equal to the greater of (1) Contract Value; (2) the Purchase Payment, adjusted for withdrawals.	●1.00% Age at Issue 76 and over (as a percentage of Contract Value on each Contract Date Anniversary)
●Withdrawals could significantly reduce
the benefit.
●If the Contract Value is reduced to zero,
the benefit terminates.
●Included in the Contract for no additional
charge at the time the Contract is issued
for ages 45 - 75.

Estate LockSM Death Benefit	Provides a Death Benefit equal to the greater of (1) Contract Value; (2) the Purchase Payment, as adjusted for Excess Withdrawals.	●1.60% (as a percentage of the Purchase Payment as adjusted for Excess Withdrawals)
●May only be elected at issue, and only in
conjunction with the Lincoln
ProtectedPay® Select rider.
●Available only if the Contractowner/
Annuitant is 45 to 75 years of age at the
time the Contract is issued.
●Joint life option is not available.
●Excess Withdrawals could significantly
reduce or terminate the benefit.
●If the Contract Value is reduced to zero
the benefit terminates.

Lincoln ProtectedPay® Select
Provides:
●Protected income payments based on
Contract Value when you choose to start
the Income Phase;
●Deferral Bonuses that increase the
Protected Annual Income rate each
complete Benefit Year during the Growth
Phase.
●2.75% (as a percentage of Contract Value on each Contract Date anniversary)
●Included in your Contract for an
additional charge at the time the Contract
is issued.
●Excess Withdrawals could significantly
reduce or terminate the benefit.
●Subject to a $600,000 maximum
protected income amounts across all
Living Benefit Riders.

Guaranteed Minimum Income [Text Block]	Provides a Death Benefit equal to the Contract Value.
Optional Benefit Expense, Footnotes [Text Block]	This rider is included in the Contract for no additional charge for issue ages 45 – 75.The current charge for new elections of this rider is disclosed in a Rate Sheet.As an annualized percentage of the Purchase Payment, as adjusted for withdrawals (excluding allowable Advisory Fee Withdrawals), at the time of the charge. This charge is deducted from the Contract Value on an annual basis, with the first deduction occurring on the Valuation Date on or next following the rider effective date each Contract Year anniversary. The current death benefit charge will be less than or equal to the stated maximum annual charge rate and will be disclosed in a Rate Sheet prospectus supplement. See the Charges and Adjustments section for a discussion of how the charge is calculated.This rider is included in your Contract for an additional charge at the time the Contract is issued. The charge is based on an annualized percentage of the Contract Value, prior to any withdrawals and after the Segment Ending Value is determined. This charge is deducted from the Contract Value on an annual basis. The current rider annual charge rate will be less than or equal to the stated maximum annual charge rate and will be disclosed in a Rate Sheet prospectus supplement. See the Charges and Adjustments section for a discussion of how the charge is calculated.
Operation of Benefit [Text Block]	Rate Sheets The Deferral Bonus and Protected Annual Income rates available under Lincoln ProtectedPay® Select and Lincoln ProtectedPay® Select and Estate LockSM are declared in a Rate Sheet prospectus supplement. The Rate Sheet indicates the current rates and the date by which your application form must be signed and dated for a rider to be issued with those rates. The rates may be superseded at any time, in our sole discretion, and may be higher or lower than the rates and/or percentages on the previous Rate Sheet. The effective date of a subsequent Rate Sheet will be at least 10 days after it is filed. In order to get the rate indicated in a Rate Sheet, your application must be sent to us, and must be signed and dated on or after the effective date of the Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your financial professional, online at www.lfg.com/VAprospectus or by calling us at 1-877-737-6872. The rates from previous effective periods are included in an Appendix to this prospectus. If the Deferral Bonus and Protected Annual Income rates that we are currently offering on the day the Contract and/or rider is issued are higher than the rates we were offering on the date you signed your application, you will receive the higher set of rates. If any rates have decreased when we compare the Deferral Bonus and Protected Annual Income rates that we are offering on the day you signed your application to the set of rates that we are offering on the day your Contract and/or rider is issued, your Contract and/or rider will be issued with the set of rates that were in effect on the day you signed your application.Advisory Fee Withdrawals You may elect to take withdrawals from your Contract to pay the advisory fees associated with your Fee-Based Financial Plan (Advisory Fee Withdrawals). This Advisory Fee Withdrawal treatment may not be available in all states. You may take Advisory Fee Withdrawals of up to 1.25% annually without negatively impacting your Living Benefit Rider or guaranteed Death Benefit. Advisory Fee Withdrawals may not be available in all states, and certain advisory firms or broker-dealers may not allow withdrawals to pay advisory fees, so please check with your financial professional. Cumulative annual Advisory Fee Withdrawals up to 1.25% of your Contract Value within a Contract Year will not reduce your guarantees or be considered a withdrawal under your Living Benefit Rider or guaranteed Death Benefit. We reserve the right to increase or decrease this percentage at any time. For cumulative annual Advisory Fee Withdrawals that exceed 1.25% of your Contract Value within a Contract Year, the portion of the Advisory Fee Withdrawal over 1.25% will reduce your guarantees and will be treated as a withdrawal under your Living Benefit Rider or guaranteed Death Benefit. Your Contract Value will be reduced by the amount of each Advisory Fee Withdrawal. Please refer to the Lincoln ProtectedPay® Select section to determine how Advisory Fee Withdrawals impact the rider, and discuss this option with your financial professional prior to making any election.
Fees and Costs of Benefit [Text Block]	Protected Annual Income Rates for Lincoln ProtectedPay® Select and Lincoln ProtectedPay® Select and Estate LockSMThe initial Protected Annual Income rate is established when you elect the rider. This initial income rate is based on your age (younger of you and your spouse under the joint life option). The Deferral Bonus accrued during the Growth Phase of the rider added to the initial income rate equals your Protected Annual Income rate on the start date of the Income Phase.
Lincoln ProtectedPay® Select Single Life Rate				Lincoln ProtectedPay® Select Joint Life Rate
Age	Rate	Age	Rate	Age	Rate	Age	Rate
45	4.00%	66	6.10%	45	3.50%	66	5.60%
46	4.10%	67	6.20%	46	3.60%	67	5.70%
47	4.20%	68	6.30%	47	3.70%	68	5.80%
48	4.30%	69	6.40%	48	3.80%	69	5.90%
49	4.40%	70	6.50%	49	3.90%	70	6.00%
50	4.50%	71	6.60%	50	4.00%	71	6.10%
51	4.60%	72	6.70%	51	4.10%	72	6.20%
52	4.70%	73	6.80%	52	4.20%	73	6.30%
53	4.80%	74	6.90%	53	4.30%	74	6.40%
Lincoln ProtectedPay® Select Single Life Rate				Lincoln ProtectedPay® Select Joint Life Rate
Age	Rate	Age	Rate	Age	Rate	Age	Rate
54	4.90%	75	7.00%	54	4.40%	75	6.50%
55	5.00%	76	7.10%	55	4.50%	76	6.60%
56	5.10%	77	7.20%	56	4.60%	77	6.70%
57	5.20%	78	7.30%	57	4.70%	78	6.80%
58	5.30%	79	7.40%	58	4.80%	79	6.90%
59	5.40%	80	7.50%	59	4.90%	80	7.00%
60	5.50%	81	7.60%	60	5.00%	81	7.10%
61	5.60%	82	7.70%	61	5.10%	82	7.20%
62	5.70%	83	7.80%	62	5.20%	83	7.30%
63	5.80%	84	7.90%	63	5.30%	84	7.40%
64	5.90%	85	8.00%	64	5.40%	85	7.50%
65	6.00%			65	5.50%
Lincoln ProtectedPay® Select and Estate LockSM Single Life Rate
Age	Rate	Age	Rate
45	3.50%	61	5.10%
46	3.60%	62	5.20%
47	3.70%	63	5.30%
48	3.80%	64	5.40%
49	3.90%	65	5.50%
50	4.00%	66	5.60%
51	4.10%	67	5.70%
52	4.20%	68	5.80%
53	4.30%	69	5.90%
54	4.40%	70	6.00%
55	4.50%	71	6.10%
56	4.60%	72	6.20%
57	4.70%	73	6.30%
58	4.80%	74	6.40%
59	4.90%	75	6.50%
60	5.00%
Deferral Bonus RatesThe Deferral Bonus rate is established at the time the Contract is issued and will not change. The rate is based on your age (younger of you and your spouse under the joint life option). Each Benefit Year, the Deferral Bonus is added to the Protected Annual Income rate.
Lincoln ProtectedPay® Select Single Life Rate				Lincoln ProtectedPay® Select Joint Life Rate
Age	Rate	Age	Rate	Age	Rate	Age	Rate
45	0.20%	66	0.40%	45	0.20%	66	0.40%
46	0.20%	67	0.40%	46	0.20%	67	0.40%
47	0.20%	68	0.40%	47	0.20%	68	0.40%
48	0.20%	69	0.40%	48	0.20%	69	0.40%
49	0.20%	70	0.45%	49	0.20%	70	0.45%
50	0.25%	71	0.45%	50	0.25%	71	0.45%
51	0.25%	72	0.45%	51	0.25%	72	0.45%
52	0.25%	73	0.45%	52	0.25%	73	0.45%
53	0.25%	74	0.45%	53	0.25%	74	0.45%
54	0.25%	75	0.50%	54	0.25%	75	0.50%
55	0.30%	76	0.50%	55	0.30%	76	0.50%
56	0.30%	77	0.50%	56	0.30%	77	0.50%
57	0.30%	78	0.50%	57	0.30%	78	0.50%
58	0.30%	79	0.50%	58	0.30%	79	0.50%
59	0.30%	80	0.55%	59	0.30%	80	0.55%
60	0.35%	81	0.55%	60	0.35%	81	0.55%
61	0.35%	82	0.55%	61	0.35%	82	0.55%
62	0.35%	83	0.55%	62	0.35%	83	0.55%
63	0.35%	84	0.55%	63	0.35%	84	0.55%
64	0.35%	85	0.60%	64	0.35%	85	0.60%
65	0.40%			65	0.40%
Lincoln ProtectedPay® Select and Estate LockSM Single Life Rate
Age	Rate	Age	Rate
45	0.15%	61	0.30%
46	0.15%	62	0.30%
47	0.15%	63	0.30%
48	0.15%	64	0.30%
49	0.15%	65	0.35%
50	0.20%	66	0.35%
51	0.20%	67	0.35%
52	0.20%	68	0.35%
53	0.20%	69	0.35%
54	0.20%	70	0.40%
55	0.25%	71	0.40%
56	0.25%	72	0.40%
57	0.25%	73	0.40%
58	0.25%	74	0.40%
59	0.25%	75	0.45%
60	0.30%
In order to receive the rates indicated in this Rate Sheet, your application must be signed on and after May 1, 2026. We must receive your application in Good Order within 10 days from the date you sign your application, and the annuity must be funded within 45 calendar days. Good Order means the actual receipt by Lincoln at its Home Office of the requested transaction in writing, or by other means accepted by Lincoln, along with all the information and supporting legal documentation necessary to complete the transaction. Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.Appendix D — Protected Annual Income Rates for Previous Rider Elections  Lincoln ProtectedPay® Select and Lincoln ProtectedPay® Select and Estate LockSM Protected Annual Income Rates by Ages:Protected Annual Income Rates for Lincoln ProtectedPay® Select and Lincoln ProtectedPay® Select and Estate LockSM for contracts issued between September 12, 2025 and April 30, 2026 The initial Protected Annual Income rate is established when you elect the rider. This initial income rate is based on your age (younger of you and your spouse under the joint life option). The Deferral Bonus accrued during the Growth Phase of the rider added to the initial income rate equals your Protected Annual Income rate on the start date of the Income Phase.
Lincoln ProtectedPay® Select Single Life Rate				Lincoln ProtectedPay® Select Joint Life Rate
Age	Rate	Age	Rate	Age	Rate	Age	Rate
45	4.00%	66	6.10%	45	3.50%	66	5.60%
46	4.10%	67	6.20%	46	3.60%	67	5.70%
47	4.20%	68	6.30%	47	3.70%	68	5.80%
48	4.30%	69	6.40%	48	3.80%	69	5.90%
49	4.40%	70	6.50%	49	3.90%	70	6.00%
50	4.50%	71	6.60%	50	4.00%	71	6.10%
51	4.60%	72	6.70%	51	4.10%	72	6.20%
52	4.70%	73	6.80%	52	4.20%	73	6.30%
53	4.80%	74	6.90%	53	4.30%	74	6.40%
54	4.90%	75	7.00%	54	4.40%	75	6.50%
55	5.00%	76	7.10%	55	4.50%	76	6.60%
56	5.10%	77	7.20%	56	4.60%	77	6.70%
57	5.20%	78	7.30%	57	4.70%	78	6.80%
58	5.30%	79	7.40%	58	4.80%	79	6.90%
59	5.40%	80	7.50%	59	4.90%	80	7.00%
60	5.50%	81	7.60%	60	5.00%	81	7.10%
61	5.60%	82	7.70%	61	5.10%	82	7.20%
62	5.70%	83	7.80%	62	5.20%	83	7.30%
63	5.80%	84	7.90%	63	5.30%	84	7.40%
64	5.90%	85	8.00%	64	5.40%	85	7.50%
65	6.00%			65	5.50%
Lincoln ProtectedPay® Select and Estate LockSM Single Life Rate
Age	Rate	Age	Rate
45	3.50%	61	5.10%
46	3.60%	62	5.20%
47	3.70%	63	5.30%
48	3.80%	64	5.40%
49	3.90%	65	5.50%
50	4.00%	66	5.60%
51	4.10%	67	5.70%
52	4.20%	68	5.80%
53	4.30%	69	5.90%
54	4.40%	70	6.00%
55	4.50%	71	6.10%
Lincoln ProtectedPay® Select and Estate LockSM Single Life Rate
Age	Rate	Age	Rate
56	4.60%	72	6.20%
57	4.70%	73	6.30%
58	4.80%	74	6.40%
59	4.90%	75	6.50%
60	5.00%
Deferral Bonus Rates The Deferral Bonus rate is established at the time the Contract is issued and will not change. The rate is based on your age (younger of you and your spouse under the joint life option). Each Benefit Year, the Deferral Bonus is added to the Protected Annual Income rate.
Lincoln ProtectedPay® Select Single Life Rate				Lincoln ProtectedPay® Select Joint Life Rate
Age	Rate	Age	Rate	Age	Rate	Age	Rate
45	0.20%	66	0.40%	45	0.20%	66	0.40%
46	0.20%	67	0.40%	46	0.20%	67	0.40%
47	0.20%	68	0.40%	47	0.20%	68	0.40%
48	0.20%	69	0.40%	48	0.20%	69	0.40%
49	0.20%	70	0.45%	49	0.20%	70	0.45%
50	0.25%	71	0.45%	50	0.25%	71	0.45%
51	0.25%	72	0.45%	51	0.25%	72	0.45%
52	0.25%	73	0.45%	52	0.25%	73	0.45%
53	0.25%	74	0.45%	53	0.25%	74	0.45%
54	0.25%	75	0.50%	54	0.25%	75	0.50%
55	0.30%	76	0.50%	55	0.30%	76	0.50%
56	0.30%	77	0.50%	56	0.30%	77	0.50%
57	0.30%	78	0.50%	57	0.30%	78	0.50%
58	0.30%	79	0.50%	58	0.30%	79	0.50%
59	0.30%	80	0.55%	59	0.30%	80	0.55%
60	0.35%	81	0.55%	60	0.35%	81	0.55%
61	0.35%	82	0.55%	61	0.35%	82	0.55%
62	0.35%	83	0.55%	62	0.35%	83	0.55%
63	0.35%	84	0.55%	63	0.35%	84	0.55%
64	0.35%	85	0.60%	64	0.35%	85	0.60%
65	0.40%			65	0.40%
Lincoln ProtectedPay® Select and Estate LockSM Single Life Rate
Age	Rate	Age	Rate
45	0.15%	61	0.30%
46	0.15%	62	0.30%
47	0.15%	63	0.30%
48	0.15%	64	0.30%
49	0.15%	65	0.35%
50	0.20%	66	0.35%
51	0.20%	67	0.35%
52	0.20%	68	0.35%
53	0.20%	69	0.35%
54	0.20%	70	0.40%
55	0.25%	71	0.40%
56	0.25%	72	0.40%
Lincoln ProtectedPay® Select and Estate LockSM Single Life Rate
Age	Rate	Age	Rate
57	0.25%	73	0.40%
58	0.25%	74	0.40%
59	0.25%	75	0.45%
60	0.30%

Calculation Method of Benefit [Text Block]	Guarantee of Principal Death Benefit Charge The Guarantee of Principal Death Benefit is included at no additional cost for issue ages 75 and younger (based on the oldest of the Contractowner, joint owner or Annuitant), and is available for election at the time the Contract is issued for ages 76 and over (based on the oldest of the Contractowner, joint owner or Annuitant) for an additional fee. If you are over 75, and you elect the Guarantee of Principal Death Benefit, a charge will be deducted annually as long as the Death Benefit is in effect. The Death Benefit charge equals the charge rate multiplied by the Contract Value on the Valuation Date the charge is deducted. The charge is calculated and deducted prior to any withdrawals or fees that may occur on that day, and after the Segment Ending Value(s) is determined, as applicable. The deduction of the charge will be made in proportion to the value in each Indexed Account on the Valuation Date the charge is assessed. The charge will be applied proportionately on amounts withdrawn from each Segment at the time of full surrender. The charge will be deducted from each Indexed Account and the holding account (if the Guarantee of Principal Death Benefit has been elected) proportionately on an annual basis. The deduction will occur on the Valuation Date on or next following the rider effective date on each Benefit Year anniversary. This deduction from the Contract Value will reduce the Indexed Crediting Base of each Indexed Account proportionately. A portion of the charge, based on the number of days the Death Benefit was in effect that Benefit Year, will be deducted upon surrender of the Contract. The charge will not be deducted upon death or the election of any Annuity Payout option.Estate LockSM Death Benefit Charge If you elect the Estate LockSM Death Benefit rider, a charge will be deducted annually as long as the Death Benefit is in effect. The Death Benefit charge equals the current charge rate multiplied by the Purchase Payment decreased by Excess Withdrawals (including cumulative Advisory Fee Withdrawals in excess of 1.25% of your Contract Value for any Contract Year) in the same proportion that withdrawals reduced the Contract Value on the Valuation Date the charge is deducted. The charge is calculated and deducted prior to any withdrawals or fees that may occur on that day, and after the Segment Ending Value(s) is determined, as applicable. The deduction of the charge will be made in proportion to the value in each Indexed Account on the Valuation Date the charge is assessed. The initial annual charge rate for the Estate LockSM Death Benefit is disclosed in a Rate Sheet prospectus supplement. The Rate Sheet indicates the current annual charge rate and the date by which your application must be signed and dated for the rider to be issued with that rate. The rate may be superseded at any time in our sole discretion and may be higher or lower than the rate on the previous Rate Sheet. Rate information for previous effective periods is included in an Appendix to this prospectus. Any change to the annual charge rate will be disclosed in a new Rate Sheet at least ten days before that charge becomes effective. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.lfg.com/VAprospectus or by calling us at 1-877-737-6872. The charge will be deducted from each Indexed Account proportionately on an annual basis. The deduction will occur on the Valuation Date on or next following the rider effective date on each Benefit Year anniversary. This deduction from the Contract Value will reduce the Indexed Crediting Base of each Indexed Account proportionately. The annual charge rate may not change prior to the 10th rider date anniversary; thereafter, the annual charge rate may change every Benefit Year. Any increase or decrease will be effective on the rider anniversary date, but the rate will never exceed the guaranteed maximum annual charge rate. We will notify you in writing of such an increase or decrease. You may not opt out of this increase. A portion of the charge, based on the number of days the Death Benefit was in effect that Benefit Year, will be deducted upon surrender of the Contract. The charge will not be deducted upon death or the election of any Annuity Payout option. Lincoln ProtectedPay® Select Protected Lifetime Income Fee If you elect the Lincoln ProtectedPay® Select rider, a fee will be deducted annually as long as the rider is in effect. The protected lifetime income fee is based on the Contract Value on each Benefit Year anniversary date, prior to any withdrawals or fees that may occur on that day, and after the Segment Ending Value is determined. The deduction of the fee will be made in proportion to the value in each Indexed Account on the Valuation Date the charge is assessed. The protected lifetime income fee rate(s) for the Lincoln ProtectedPay® Select rider is disclosed in a Rate Sheet prospectus supplement. The Rate Sheet indicates the current annual fee rate and the date by which your application must be signed and dated for a rider to be issued with that rate. The rate may be superseded at any time in our sole discretion and may be higher or lower than the rate on the previous Rate Sheet. Rate information for previous effective periods is included in an Appendix to this prospectus. Any change to the protected lifetime income annual fee rate will be disclosed in a new Rate Sheet at least ten days before that charge becomes effective. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.lfg.com/VAprospectus or by calling us at 1-877-737-6872. The fee will be deducted from each Indexed Account and the holding account (if applicable, and the Guarantee of Principal Death Benefit has been elected) proportionately on an annual basis. The deduction will occur on the Valuation Date on or next following the rider effective date on each Benefit Year anniversary. This deduction from the Contract Value will reduce the Indexed Crediting Base of each Indexed Account proportionately. If you have elected the Estate LockSM Death Benefit or the Guarantee of Principal Death Benefit, the deduction of this fee will not reduce the value of the guaranteed portion of your Death Benefit. The annual fee rate may not change prior to the 10th rider date anniversary; thereafter, the annual fee rate may change every Benefit Year. Any increase or decrease will be effective on the rider anniversary date, but the annual rate will never exceed the guaranteed maximum annual fee rate. We will notify you in writing of such an increase or decrease. If the rider fee rate increases from the current rate, you may opt out of the increase by notifying us within 25 days of the anniversary when the new rate would take effect. If the Contractowner opts out, then entire Contract Value will automatically by reallocated to an Indexed Account selected by us on the anniversary date when the increased rider fee rate would have otherwise begun. To reallocate to other available Indexed Accounts after opting out, the Contractowner must first accept the rider fee rate increase by notifying us prior to a future anniversary date. The fee will be discontinued upon termination of the rider. However, a portion of the rider fee, based on the number of days the rider was in effect that Benefit Year, will be deducted upon termination of the rider (except for death), or surrender of the contract. The fee will not be deducted upon death or the election of any Annuity Payout option.
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	Appendix A — Investment Options Available Under The ContractThe following is a list of Indexed Accounts currently available under the Contract. We may change the features of the Indexed Accounts listed below (including the Index and the current limits on Index gains and losses), offer new Indexed Accounts, and terminate existing Indexed Accounts. We will provide you with written notice before making any changes other than changes to the current limits on Index gains. Information about current limits on Index gains is available at www.lfg.com/llarates. Note: If amounts are removed from an Indexed Account before the end of its Indexed Term, we will apply a Contract Adjustment based on Interim Value. This may result in significant reduction in your Contract Value that could exceed any protection from Index loss that would be in place if you held the Indexed Segment until the end of the Indexed Term. See Indexed Accounts – Interim Value in the prospectus for additional details. The availability of Indexed Accounts may vary depending on the broker-dealer through which the Contract is sold. See Appendix C — Broker-Dealer Material Variations.
Index	Type of Index	Term Duration	Index Crediting Methodology	Protection Method and Amount of Protection		Guaranteed Minimum Declared Crediting Method Rate		Guaranteed Minimum Reset Rate Under Secure Lock+®
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.0%	Performance Cap	0.10%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to Point	15%	Protection Level	1.0%	Performance Cap	0.10%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to-Point	20%	Protection Level	1.0%	Performance Cap	0.10%	Performance Cap
S&P 500® Price Return Index[1,3]	Market Index	1-Year	Point-to-Point	100%	Protection Level	0.10%	Performance Cap	0.10%	Performance Cap
Russell 2000® Price Return Index[1]	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.0%	Performance Cap	0.10%	Performance Cap
Capital Strength Net Fee IndexSM 1, 4	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.0%	Performance Cap	0.10%	Performance Cap
Capital Strength Net Fee IndexSM 1, 4	Market Index	1-Year	Point-to-Point	15%	Protection Level	1.0%	Performance Cap	0.10%	Performance Cap
First Trust American Leadership IndexTM 1, 4	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.0%	Performance Cap	0.10%	Performance Cap
First Trust American Leadership IndexTM 1, 4	Market Index	1-Year	Point-to-Point	15%	Protection Level	1.0%	Performance Cap	0.10%	Performance Cap
MSCI EAFEE Index[1]	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.0%	Performance Cap	0.10%	Performance Cap
Capital Group Growth ETF[2]	Exchange Traded Fund	1-Year	Point-to-Point	10%	Protection Level	1.0%	Performance Cap	0.10%	Performance Cap
Capital Group Growth ETF[2]	Exchange Traded Fund	1-Year	Point-to-Point	15%	Protection Level	1.0%	Performance Cap	0.10%	Performance Cap
Capital Group Global Growth Equity ETF[2]	Exchange Traded Fund	1-Year	Point-to-Point	10%	Protection Level	1.0%	Performance Cap	0.10%	Performance Cap
Capital Group Global Growth Equity ETF[2]	Exchange Traded Fund	1-Year	Point-to-Point	15%	Protection Level	1.0%	Performance Cap	0.10%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	6-Year	Point-to-Point	15%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	6-Year	Point-to-Point	20%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	6-Year	Point-to-Point	25%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	6-Year	Point-to-Point	30%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
Index	Type of Index	Term Duration	Index Crediting Methodology	Protection Method and Amount of Protection		Guaranteed Minimum Declared Crediting Method Rate		Guaranteed Minimum Reset Rate Under Secure Lock+®
Russell 2000® Price Return Index[1]	Market Index	6-Year	Point-to-Point	15%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
Russell 2000® Price Return Index[1]	Market Index	6-Year	Point-to-Point	20%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
Russell 2000® Price Return Index[1]	Market Index	6-Year	Point-to-Point	25%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
Russell 2000® Price Return Index[1]	Market Index	6-Year	Point-to-Point	30%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
Capital Strength Net Fee IndexSM 1, 4	Market Index	6-Year	Point-to-Point	15%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
Capital Strength Net Fee IndexSM 1, 4	Market Index	6-Year	Point-to-Point	20%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
Capital Strength Net Fee IndexSM 1, 4	Market Index	6-Year	Point-to-Point	25%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
Capital Strength Net Fee IndexSM 1, 4	Market Index	6-Year	Point-to-Point	30%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
First Trust American Leadership IndexTM 1, 4	Market Index	6-Year	Point-to-Point	15%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
First Trust American Leadership IndexTM 1, 4	Market Index	6-Year	Point-to-Point	20%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
First Trust American Leadership IndexTM 1, 4	Market Index	6-Year	Point-to-Point	25%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
First Trust American Leadership IndexTM 1, 4	Market Index	6-Year	Point-to-Point	30%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	3-Year	Point-to-Point	10%	Protection Level	15.0%	Participation Rate	0.10%	Participation Rate
Capital Strength Net Fee IndexSM 1, 4	Market Index	3-Year	Point-to-Point	10%	Protection Level	15.0%	Participation Rate	0.10%	Participation Rate
First Trust American Leadership IndexTM 1, 4	Market Index	3-Year	Point-to-Point	10%	Protection Level	15.0%	Participation Rate	0.10%	Participation Rate
S&P 500® Price Return Index[1]	Market Index	6-Year	Point-to-Point	10%	Protection Level	15.0%	Participation Rate	0.10%	Participation Rate
Russell 2000® Price Return Index[1]	Market Index	6-Year	Point-to-Point	10%	Protection Level	15.0%	Participation Rate	0.10%	Participation Rate
Capital Strength Net Fee IndexSM 1, 4	Market Index	6-Year	Point-to-Point	10%	Protection Level	15.0%	Participation Rate	0.10%	Participation Rate
First Trust American Leadership IndexTM 1, 4	Market Index	6-Year	Point-to-Point	10%	Protection Level	15.0%	Participation Rate	0.10%	Participation Rate
MSCI EAFE Index[1]	Market Index	6-Year	Point-to-Point	10%	Protection Level	15.0%	Participation Rate	0.10%	Participation Rate
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.0%	Performance Trigger Rate	0.10%	Performance Trigger Rate
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to-Point	15%	Protection Level	1.0%	Performance Trigger Rate	0.10%	Performance Trigger Rate
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to-Point	20%	Protection Level	1.0%	Performance Trigger Rate	0.10%	Performance Trigger Rate
Capital Group Global Growth Equity ETF[2]	Exchange Traded Fund	1-Year	Point-to-Point	10%	Protection Level	1.0%	Performance Trigger Rate	0.10%	Performance Trigger Rate
Index	Type of Index	Term Duration	Index Crediting Methodology	Protection Method and Amount of Protection		Guaranteed Minimum Declared Crediting Method Rate		Guaranteed Minimum Reset Rate Under Secure Lock+®
Capital Group Global Growth Equity ETF[2]	Exchange Traded Fund	1-Year	Point-to-Point	15%	Protection Level	1.0%	Performance Trigger Rate	0.10%	Performance Trigger Rate
Capital Group Growth ETF[2]	Exchange Traded Fund	1-Year	Point-to-Point	10%	Protection Level	1.0%	Performance Trigger Rate	0.10%	Performance Trigger Rate
Capital Group Growth ETF[2]	Exchange Traded Fund	1-Year	Point-to-Point	15%	Protection Level	1.0%	Performance Trigger Rate	0.10%	Performance Trigger Rate
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.0%	Dual Performance Trigger Rate	0.10%	Dual Performance Trigger Rate
Russell 2000® Price Return Index[1]	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.0%	Dual Performance Trigger Rate	0.10%	Dual Performance Trigger Rate
Capital Strength Net Fee IndexSM 1, 4	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.0%	Dual Performance Trigger Rate	0.10%	Dual Performance Trigger Rate
First Trust American Leadership IndexTM 1, 4	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.0%	Dual Performance Trigger Rate	0.10%	Dual Performance Trigger Rate
Capital Group Global Growth Equity ETF[2]	Exchange Traded Fund	1-Year	Point-to-Point	10%	Protection Level	1.0%	Dual Performance Trigger Rate	0.10%	Dual Performance Trigger Rate
Capital Group Growth ETF[2]	Exchange Traded Fund	1-Year	Point-to-Point	10%	Protection Level	1.0%	Dual Performance Trigger Rate	0.10%	Dual Performance Trigger Rate
S&P 500® Price Return Index[1]	Market Index	6-Year	Point-to-Point	10%	Dual Plus	10.0%	Performance Cap		N/A
S&P 500® Price Return Index[1]	Market Index	6-Year	Point-to-Point	15%	Dual Plus	15.0%	Performance Cap		N/A
Russell 2000® Price Return Index[1]	Market Index	6-Year	Point-to-Point	15%	Dual Plus	15.0%	Performance Cap		N/A
Capital Strength Net Fee IndexSM 1, 4	Market Index	6-Year	Point-to-Point	15%	Dual Plus	15.0%	Performance Cap		N/A
First Trust American Leadership IndexTM 1, 4	Market Index	6-Year	Point-to-Point	15%	Dual Plus	15.0%	Performance Cap		N/A
S&P 500® Price Return Index[1]	Market Index	6-Year	Annual Lock	10%	Protection Level	1.0%	Performance Cap		N/A
Russell 2000® Price Return Index[1]	Market Index	6-Year	Annual Lock	10%	Protection Level	1.0%	Performance Cap		N/A
[1] The Index is a “price return Index,” not a “total return Index,” and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index. [2] The ETF provider deducts fees and costs when calculating performance. This will reduce the ETF return and may cause the ETF to underperform a direct investment in the securities composing the ETF. The Indexed Account that tracts the ETF does not participate in dividend or capital gains distributions of the ETF, if any. [3] This Indexed Account provides total protection from Index losses at the end of the Indexed Term. [4] The Index deducts fees and costs when calculating Index performance which will reduce the Index return and cause each Index to underperform a direct investment in the securities composing the Index. Each Indexed Account’s limit on Index losses is guaranteed not to change for as long as that Indexed Account remains available under the Contract. We will not offer a 1-Year Indexed Account with a Performance Cap, Performance Trigger Rate, or Dual Performance Trigger Rate below 1.00% (except in the case of the 100% Protection Level, which has a minimum Performance Cap of 0.10%) or a 6-Year Annual Lock Indexed Account with a Performance Cap below 1.00%. We will not offer a 6-Year Performance Cap or Dual Plus Indexed Account with a Performance Cap below 10.00%. We will not offer a 3-Year or 6-Year Participation Rate Indexed Account with a Participation Rate below 15.00%. If you choose to lock the Interim Value of an Indexed Segment under Secure Lock+®, we will reset the Performance Cap, the Participation Rate, Performance Trigger Rate, or Dual Performance Trigger Rate for that Indexed Segment, and that Reset Rate may be lower than these stated minimums. We will not offer a Reset Rate under Secure Lock+® less than 0.10%. However, we reserve the right to add and remove Indexed Accounts and to offer Indexed Accounts with different Crediting Methods or Protection Methods. As such, the limits on Index loss offered under the Contract may change from one Indexed Term to the next. We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses. See Indexed Accounts in the prospectus for additional details.
Index-Linked Option [Line Items]
Index-Linked Options Available, Legend [Text Block]	The following is a list of Indexed Accounts currently available under the Contract. We may change the features of the Indexed Accounts listed below (including the Index and the current limits on Index gains and losses), offer new Indexed Accounts, and terminate existing Indexed Accounts. We will provide you with written notice before making any changes other than changes to the current limits on Index gains. Information about current limits on Index gains is available at www.lfg.com/llarates. Note: If amounts are removed from an Indexed Account before the end of its Indexed Term, we will apply a Contract Adjustment based on Interim Value. This may result in significant reduction in your Contract Value that could exceed any protection from Index loss that would be in place if you held the Indexed Segment until the end of the Indexed Term. See Indexed Accounts – Interim Value in the prospectus for additional details. The availability of Indexed Accounts may vary depending on the broker-dealer through which the Contract is sold. See Appendix C — Broker-Dealer Material Variations.
Index-Linked Options Available [Table Text Block]
Index	Type of Index	Term Duration	Index Crediting Methodology	Protection Method and Amount of Protection		Guaranteed Minimum Declared Crediting Method Rate		Guaranteed Minimum Reset Rate Under Secure Lock+®
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.0%	Performance Cap	0.10%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to Point	15%	Protection Level	1.0%	Performance Cap	0.10%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to-Point	20%	Protection Level	1.0%	Performance Cap	0.10%	Performance Cap
S&P 500® Price Return Index[1,3]	Market Index	1-Year	Point-to-Point	100%	Protection Level	0.10%	Performance Cap	0.10%	Performance Cap
Russell 2000® Price Return Index[1]	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.0%	Performance Cap	0.10%	Performance Cap
Capital Strength Net Fee IndexSM 1, 4	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.0%	Performance Cap	0.10%	Performance Cap
Capital Strength Net Fee IndexSM 1, 4	Market Index	1-Year	Point-to-Point	15%	Protection Level	1.0%	Performance Cap	0.10%	Performance Cap
First Trust American Leadership IndexTM 1, 4	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.0%	Performance Cap	0.10%	Performance Cap
First Trust American Leadership IndexTM 1, 4	Market Index	1-Year	Point-to-Point	15%	Protection Level	1.0%	Performance Cap	0.10%	Performance Cap
MSCI EAFEE Index[1]	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.0%	Performance Cap	0.10%	Performance Cap
Capital Group Growth ETF[2]	Exchange Traded Fund	1-Year	Point-to-Point	10%	Protection Level	1.0%	Performance Cap	0.10%	Performance Cap
Capital Group Growth ETF[2]	Exchange Traded Fund	1-Year	Point-to-Point	15%	Protection Level	1.0%	Performance Cap	0.10%	Performance Cap
Capital Group Global Growth Equity ETF[2]	Exchange Traded Fund	1-Year	Point-to-Point	10%	Protection Level	1.0%	Performance Cap	0.10%	Performance Cap
Capital Group Global Growth Equity ETF[2]	Exchange Traded Fund	1-Year	Point-to-Point	15%	Protection Level	1.0%	Performance Cap	0.10%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	6-Year	Point-to-Point	15%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	6-Year	Point-to-Point	20%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	6-Year	Point-to-Point	25%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	6-Year	Point-to-Point	30%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
Index	Type of Index	Term Duration	Index Crediting Methodology	Protection Method and Amount of Protection		Guaranteed Minimum Declared Crediting Method Rate		Guaranteed Minimum Reset Rate Under Secure Lock+®
Russell 2000® Price Return Index[1]	Market Index	6-Year	Point-to-Point	15%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
Russell 2000® Price Return Index[1]	Market Index	6-Year	Point-to-Point	20%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
Russell 2000® Price Return Index[1]	Market Index	6-Year	Point-to-Point	25%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
Russell 2000® Price Return Index[1]	Market Index	6-Year	Point-to-Point	30%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
Capital Strength Net Fee IndexSM 1, 4	Market Index	6-Year	Point-to-Point	15%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
Capital Strength Net Fee IndexSM 1, 4	Market Index	6-Year	Point-to-Point	20%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
Capital Strength Net Fee IndexSM 1, 4	Market Index	6-Year	Point-to-Point	25%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
Capital Strength Net Fee IndexSM 1, 4	Market Index	6-Year	Point-to-Point	30%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
First Trust American Leadership IndexTM 1, 4	Market Index	6-Year	Point-to-Point	15%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
First Trust American Leadership IndexTM 1, 4	Market Index	6-Year	Point-to-Point	20%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
First Trust American Leadership IndexTM 1, 4	Market Index	6-Year	Point-to-Point	25%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
First Trust American Leadership IndexTM 1, 4	Market Index	6-Year	Point-to-Point	30%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	3-Year	Point-to-Point	10%	Protection Level	15.0%	Participation Rate	0.10%	Participation Rate
Capital Strength Net Fee IndexSM 1, 4	Market Index	3-Year	Point-to-Point	10%	Protection Level	15.0%	Participation Rate	0.10%	Participation Rate
First Trust American Leadership IndexTM 1, 4	Market Index	3-Year	Point-to-Point	10%	Protection Level	15.0%	Participation Rate	0.10%	Participation Rate
S&P 500® Price Return Index[1]	Market Index	6-Year	Point-to-Point	10%	Protection Level	15.0%	Participation Rate	0.10%	Participation Rate
Russell 2000® Price Return Index[1]	Market Index	6-Year	Point-to-Point	10%	Protection Level	15.0%	Participation Rate	0.10%	Participation Rate
Capital Strength Net Fee IndexSM 1, 4	Market Index	6-Year	Point-to-Point	10%	Protection Level	15.0%	Participation Rate	0.10%	Participation Rate
First Trust American Leadership IndexTM 1, 4	Market Index	6-Year	Point-to-Point	10%	Protection Level	15.0%	Participation Rate	0.10%	Participation Rate
MSCI EAFE Index[1]	Market Index	6-Year	Point-to-Point	10%	Protection Level	15.0%	Participation Rate	0.10%	Participation Rate
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.0%	Performance Trigger Rate	0.10%	Performance Trigger Rate
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to-Point	15%	Protection Level	1.0%	Performance Trigger Rate	0.10%	Performance Trigger Rate
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to-Point	20%	Protection Level	1.0%	Performance Trigger Rate	0.10%	Performance Trigger Rate
Capital Group Global Growth Equity ETF[2]	Exchange Traded Fund	1-Year	Point-to-Point	10%	Protection Level	1.0%	Performance Trigger Rate	0.10%	Performance Trigger Rate
Index	Type of Index	Term Duration	Index Crediting Methodology	Protection Method and Amount of Protection		Guaranteed Minimum Declared Crediting Method Rate		Guaranteed Minimum Reset Rate Under Secure Lock+®
Capital Group Global Growth Equity ETF[2]	Exchange Traded Fund	1-Year	Point-to-Point	15%	Protection Level	1.0%	Performance Trigger Rate	0.10%	Performance Trigger Rate
Capital Group Growth ETF[2]	Exchange Traded Fund	1-Year	Point-to-Point	10%	Protection Level	1.0%	Performance Trigger Rate	0.10%	Performance Trigger Rate
Capital Group Growth ETF[2]	Exchange Traded Fund	1-Year	Point-to-Point	15%	Protection Level	1.0%	Performance Trigger Rate	0.10%	Performance Trigger Rate
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.0%	Dual Performance Trigger Rate	0.10%	Dual Performance Trigger Rate
Russell 2000® Price Return Index[1]	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.0%	Dual Performance Trigger Rate	0.10%	Dual Performance Trigger Rate
Capital Strength Net Fee IndexSM 1, 4	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.0%	Dual Performance Trigger Rate	0.10%	Dual Performance Trigger Rate
First Trust American Leadership IndexTM 1, 4	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.0%	Dual Performance Trigger Rate	0.10%	Dual Performance Trigger Rate
Capital Group Global Growth Equity ETF[2]	Exchange Traded Fund	1-Year	Point-to-Point	10%	Protection Level	1.0%	Dual Performance Trigger Rate	0.10%	Dual Performance Trigger Rate
Capital Group Growth ETF[2]	Exchange Traded Fund	1-Year	Point-to-Point	10%	Protection Level	1.0%	Dual Performance Trigger Rate	0.10%	Dual Performance Trigger Rate
S&P 500® Price Return Index[1]	Market Index	6-Year	Point-to-Point	10%	Dual Plus	10.0%	Performance Cap		N/A
S&P 500® Price Return Index[1]	Market Index	6-Year	Point-to-Point	15%	Dual Plus	15.0%	Performance Cap		N/A
Russell 2000® Price Return Index[1]	Market Index	6-Year	Point-to-Point	15%	Dual Plus	15.0%	Performance Cap		N/A
Capital Strength Net Fee IndexSM 1, 4	Market Index	6-Year	Point-to-Point	15%	Dual Plus	15.0%	Performance Cap		N/A
First Trust American Leadership IndexTM 1, 4	Market Index	6-Year	Point-to-Point	15%	Dual Plus	15.0%	Performance Cap		N/A
S&P 500® Price Return Index[1]	Market Index	6-Year	Annual Lock	10%	Protection Level	1.0%	Performance Cap		N/A
Russell 2000® Price Return Index[1]	Market Index	6-Year	Annual Lock	10%	Protection Level	1.0%	Performance Cap		N/A
[1] The Index is a “price return Index,” not a “total return Index,” and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index. [2] The ETF provider deducts fees and costs when calculating performance. This will reduce the ETF return and may cause the ETF to underperform a direct investment in the securities composing the ETF. The Indexed Account that tracts the ETF does not participate in dividend or capital gains distributions of the ETF, if any. [3] This Indexed Account provides total protection from Index losses at the end of the Indexed Term. [4] The Index deducts fees and costs when calculating Index performance which will reduce the Index return and cause each Index to underperform a direct investment in the securities composing the Index. Each Indexed Account’s limit on Index losses is guaranteed not to change for as long as that Indexed Account remains available under the Contract. We will not offer a 1-Year Indexed Account with a Performance Cap, Performance Trigger Rate, or Dual Performance Trigger Rate below 1.00% (except in the case of the 100% Protection Level, which has a minimum Performance Cap of 0.10%) or a 6-Year Annual Lock Indexed Account with a Performance Cap below 1.00%. We will not offer a 6-Year Performance Cap or Dual Plus Indexed Account with a Performance Cap below 10.00%. We will not offer a 3-Year or 6-Year Participation Rate Indexed Account with a Participation Rate below 15.00%. If you choose to lock the Interim Value of an Indexed Segment under Secure Lock+®, we will reset the Performance Cap, the Participation Rate, Performance Trigger Rate, or Dual Performance Trigger Rate for that Indexed Segment, and that Reset Rate may be lower than these stated minimums. We will not offer a Reset Rate under Secure Lock+® less than 0.10%. However, we reserve the right to add and remove Indexed Accounts and to offer Indexed Accounts with different Crediting Methods or Protection Methods. As such, the limits on Index loss offered under the Contract may change from one Indexed Term to the next. We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses. See Indexed Accounts in the prospectus for additional details.
Index-Linked Option Available, Price Return Index Underperforms [Text Block]	The Index is a “price return Index,” not a “total return Index,” and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Available, Price Return Index Deducts Costs [Text Block]	The ETF provider deducts fees and costs when calculating performance. This will reduce the ETF return and may cause the ETF to underperform a direct investment in the securities composing the ETF. The Indexed Account that tracts the ETF does not participate in dividend or capital gains distributions of the ETF, if any.
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Each Indexed Account’s limit on Index losses is guaranteed not to change for as long as that Indexed Account remains available under the Contract. We will not offer a 1-Year Indexed Account with a Performance Cap, Performance Trigger Rate, or Dual Performance Trigger Rate below 1.00% (except in the case of the 100% Protection Level, which has a minimum Performance Cap of 0.10%) or a 6-Year Annual Lock Indexed Account with a Performance Cap below 1.00%. We will not offer a 6-Year Performance Cap or Dual Plus Indexed Account with a Performance Cap below 10.00%. We will not offer a 3-Year or 6-Year Participation Rate Indexed Account with a Participation Rate below 15.00%. If you choose to lock the Interim Value of an Indexed Segment under Secure Lock+®, we will reset the Performance Cap, the Participation Rate, Performance Trigger Rate, or Dual Performance Trigger Rate for that Indexed Segment, and that Reset Rate may be lower than these stated minimums. We will not offer a Reset Rate under Secure Lock+® less than 0.10%. However, we reserve the right to add and remove Indexed Accounts and to offer Indexed Accounts with different Crediting Methods or Protection Methods. As such, the limits on Index loss offered under the Contract may change from one Indexed Term to the next. We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses. See Indexed Accounts in the prospectus for additional details.
Index-Linked Option Available, Restrictions [Text Block]	The Index deducts fees and costs when calculating Index performance which will reduce the Index return and cause each Index to underperform a direct investment in the securities composing the Index.
Item 31A. Non-Variable Annuities [Line Items]
Non-variable Annuities [Table Text Block]	Item 31A. Information about Contracts with Indexed-Linked Options and Fixed Options Subject to a Contract Adjustment (a) The information in the chart below is current as of December 31, 2025:
Name of the Contract	Number of Contracts Outstanding	Total Value Attributable to the Index and/or Fixed Option Subject to an Adjustment	Number of Contracts Sold During the Prior Calendar Year	Gross Premiums Received During the Prior Calendar Year	Amount of Contract Value Redeemed During the Prior Calendar Year	Combination Contract (Yes/No)
Lincoln Level Advantage 2 IncomeSM B-Share	315	$116,247,430	315	$115,421,638	$20,200	No
Lincoln Level Advantage 2 IncomeSM Advisory	8	$3,772,645	8	$3,722,395	$8,418	No
(b) Current limits on Index gains in effect for each Indexed Account during the twelve months ending on December 31, 2025 filed herein.
Non-variable Annuities [Line Items]
Non-variable Annuities, Name	Lincoln Level Advantage 2 IncomeSM B-Share
Non-variable Annuities, Number Outstanding	315
Non-variable Annuities, Total Value	$ 116,247,430
Non-variable Annuities, Number Sold	315
Non-variable Annuities, Gross Premiums	$ 115,421,638
Non-variable Annuities, Value Redeemed	$ 20,200
Level Advantage 2 Income Advisory | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	Death Benefits The chart below provides a brief overview of how the Death Benefit proceeds will be distributed if death occurs prior to the Annuity Commencement Date. Refer to your Contract for the specific provisions applicable upon death.
upon death of:	and...	and...	Death Benefit proceeds pass to:
Contractowner	There is a surviving joint owner	The Annuitant is living or deceased	Joint owner
Contractowner	There is no surviving joint owner	The Annuitant is living or deceased	Designated Beneficiary
Contractowner	There is no surviving joint owner and the Beneficiary predeceases the Contractowner	The Annuitant is living or deceased	Contractowner's estate
Annuitant	The Contractowner is living	There is no contingent Annuitant	The youngest Contractowner becomes the contingent Annuitant and the Contract continues. The Contractowner may waive* this continuation and receive the Death Benefit proceeds.
Annuitant	The Contractowner is living	The contingent Annuitant is living	Contingent Annuitant becomes the Annuitant and the Contract continues
Annuitant**	The Contractowner is a trust or other non-natural person	No contingent Annuitant allowed with non-natural Contractowner	Designated Beneficiary
*Notification from the Contractowner to receive the Death Benefit proceeds must be received within 75 days of the death of the Annuitant. **Death of Annuitant is treated like death of the Contractowner. If the Contractowner (or a joint owner) or Annuitant dies prior to the Annuity Commencement Date, a Death Benefit may be payable. This Death Benefit terminates on the Annuity Commencement Date. You should consider the following provisions carefully when designating the Beneficiary, Annuitant, any contingent Annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the Contract may significantly affect the amount and timing of the Death Benefit or other amount paid upon a Contractowner's or Annuitant's death. You may designate a Beneficiary during your lifetime and change the Beneficiary by filing a written request with our Home Office. Each change of Beneficiary revokes any previous designation. We reserve the right to request that you send us the Contract for endorsement of a change of Beneficiary. Upon the death of the Contractowner, a Death Benefit will be paid to the Beneficiary. Upon the death of a joint owner, the Death Benefit will be paid to the surviving joint owner. If the Contractowner is a corporation or other non-individual (non-natural person), the death of the Annuitant will be treated as death of the Contractowner. If an Annuitant who is not the Contractowner or joint owner dies, then the contingent Annuitant, if named, becomes the Annuitant and no Death Benefit is payable on the death of the Annuitant. If no contingent Annuitant is named, the Contractowner (or younger of joint owners) becomes the Annuitant. Alternatively, a Death Benefit may be paid to the Contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this Death Benefit must be received by us within 75 days of the death of the Annuitant. The Contract terminates when any Death Benefit is paid due to the death of the Annuitant.Only the Contract Value as of the Valuation Date we approve the payment of the death claim is available as a Death Benefit if a Contractowner, joint owner, or Annuitant was added or changed subsequent to the effective date of this Contract unless the change occurred because of the death of a prior Contractowner, joint owner, or Annuitant. If your Contract Value equals zero, no Death Benefit will be paid.
Level Advantage 2 Income Advisory | Estate Lock Death Benefit Rider - Single Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.45%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.45%
Level Advantage 2 Income Advisory | Estate Lock Death Benefit Rider - Joint Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.45%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.45%
Level Advantage 2 Income Advisory | Lincoln ProtectedPay - Single Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Level Advantage 2 Income Advisory | Lincoln ProtectedPay - Joint Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
Level Advantage 2 Income Advisory | Automatic Withdrawal Service
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Automatic Withdrawal Service
Purpose of Benefit [Text Block]	Allows you to take periodic withdrawals from your Contract automatically.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●Withdrawals from Indexed Accounts will be processed at a Segment’s Interim Value as of the Valuation Date the withdrawal is made unless the withdrawal is processed on the End Date of the Indexed Term.●The deduction of advisory fees will impact your Contract Value and may impact your Death Benefit and Living Benefit Rider guarantees. ●Withdrawals under AWS may be Excess Withdrawals.●We reserve the right to discontinue this administrative service at any time.
Name of Benefit [Text Block]	Automatic Withdrawal Service
Operation of Benefit [Text Block]	Automatic Withdrawal Service. The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your Contract Value. Withdrawals from Indexed Accounts will be at Interim Value unless they coincide with a Segment End Date. See Indexed Accounts – Interim Value. Participating in an AWS may potentially expose you to certain risks. See Principal Risks of Investing in the Contract. Withdrawals under AWS will be noted on your quarterly statement. Confirmation statements for each individual withdrawal will not be issued. Currently, there is no charge for this service. However, we reserve the right to impose one after appropriate notice to Contractowners. In order to take advantage of this service, you will need to complete the appropriate election form that is available online at LincolnFinancial.com or from our Home Office. This service will stop once we are notified of a pending death claim. We reserve the right to discontinue this administrative service at any time.
Level Advantage 2 Income Advisory | Guarantee of Principal Death Benefit Age at Issue 76 or Older
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%
Level Advantage 2 Income Advisory | Estate Lock Death Benefit
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.60%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Estate LockSM Death Benefit
Purpose of Benefit [Text Block]	Provides a Death Benefit equal to the greater of (1) Contract Value; (2) the Purchase Payment, as adjusted for Excess Withdrawals.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.60%
Brief Restrictions / Limitations [Text Block]	●May only be elected at issue, and only in conjunction with the Lincoln ProtectedPay® Select rider.●Available only if the Contractowner/Annuitant is 45 to 75 years of age at the time the Contract is issued.●Joint life option is not available.●Excess Withdrawals could significantly reduce or terminate the benefit.●If the Contract Value is reduced to zero the benefit terminates.
Name of Benefit [Text Block]	Estate LockSM Death Benefit
Calculation Method of Benefit [Text Block]	Estate LockSM Death Benefit. The Estate LockSM Death Benefit rider is available for an additional charge and may only be elected when the Contract is issued. The Estate LockSM Death Benefit is available only in conjunction with the Lincoln ProtectedPay® Select rider, subject to state availability and broker-dealer approval. The rider will be effective on the Contract’s effective date. The Contractowner/Annuitant must be 45 to 75 years of age at the time the Contract is issued. The Estate LockSM Death Benefit provides a Death Benefit equal to the greater of: ●the current Contract Value as of the Valuation Date we approve the payment of the claim; or ●the Purchase Payment decreased by Excess Withdrawals in the same proportion that withdrawals reduced the Contract Value. Withdrawals less than or equal to the Protected Annual Income amount during the Income Phase of Lincoln ProtectedPay® Select and annual Advisory Fee Withdrawals up to 1.25% of your Contract Value within a Contract Year do not reduce the Purchase Payments for this Death Benefit. All withdrawals reduce the Contract Value. For example, assume Purchase Payment into the Contract of $25,000. The Contract Value decreases and equals $22,000 on the Valuation Date the death claim is approved. Since your principal is guaranteed and not reduced for Protected Annual Income, the amount of Death Benefit paid equals $25,000. If the Contract Value is reduced to zero, the Estate LockSM Death Benefit will terminate. The Beneficiary will receive a final payment upon the death of the Contractowner, provided that the amount of the Purchase Payment exceeds the sum of the Protected Annual Income withdrawals taken. The final payment will equal the amount of the Purchase Payment minus the amount of Protected Annual Income withdrawals. This final payment will also be reduced proportionately for any Excess Withdrawals. If the spouse elects to continue the Contract, the Account Value Death Benefit will continue to be in effect. Subject to state and broker-dealer approval, annual Advisory Fee Withdrawals up to 1.25% of your Contract Value within a Contract Year will not be considered a withdrawal under your Death Benefit calculation of the Purchase Payment. Your Contract Value will be reduced by the amount of the withdrawal, but the value of your Death Benefit will not be negatively impacted. For annual Advisory Fee Withdrawals that exceed 1.25% of your Contract Value within a Contract Year, the portion of the Advisory Fee Withdrawal over 1.25% will be treated as a withdrawal under this Death Benefit and will reduce your guarantee if it is considered an Excess Withdrawal. Note: The Contract Value for Indexed Segments is the Interim Value unless the claim is processed on a Segment End Date. In a declining market, Excess Withdrawals reduce the Death Benefit in the same proportion the Contract Value is reduced, which has a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to Excess Withdrawals include deductions for any applicable charges associated with those withdrawals and premium taxes, if any. The Estate LockSM Death Benefit may not be terminated unless you surrender the Contract. In addition, the Death Benefit rider will terminate: 1.if the Contract Value is reduced to zero; 2.on the Annuity Commencement Date or upon the election of any Annuity Payout option; 3.upon payment of a Death Benefit; or 4.at any time the Contractowner/Annuitant is changed. If this occurs, the Account Value Death Benefit will be in effect. If the Beneficiary is the spouse of the Contractowner, the surviving spouse may elect to continue the Contract as the new Contractowner but will not be allowed to assume the Estate LockSM Death Benefit.
Level Advantage 2 Income Advisory | Lincoln ProtectedPay Select
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Lincoln ProtectedPay® Select
Purpose of Benefit [Text Block]	Provides: ●Protected income payments based on Contract Value when you choose to start the Income Phase;●Deferral Bonuses that increase the Protected Annual Income rate each complete Benefit Year during the Growth Phase.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
Brief Restrictions / Limitations [Text Block]	●Included in your Contract for an additional charge at the time the Contract is issued.●Excess Withdrawals could significantly reduce or terminate the benefit.●Subject to a $600,000 maximum protected income amounts across all Living Benefit Riders.
Name of Benefit [Text Block]	Lincoln ProtectedPay® Select
Operation of Benefit [Text Block]	Lincoln ProtectedPay® Select Lincoln ProtectedPay® Select is an income rider that provides guaranteed lifetime periodic withdrawals based on specified percentages of your Contract Value. You may receive Protected Annual Income payments for your lifetime (or for the lifetimes of you and your spouse under the joint life option, if available). The rider also provides an optional death benefit rider. You must choose one of the following rider options: ●Lincoln ProtectedPay® Select ●Lincoln ProtectedPay® Select and Estate LockSM Death Benefit. Additionally, you must declare the measuring life (single life or joint life option) that will be used to determine the Protected Annual Income percentage rate. The joint life option is not available if the Estate LockSM Death Benefit has been selected. The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the contract upon death of the Contractowner), including any sale or assignment of the contract as collateral. Please note any withdrawals made prior to the earlier of the first Contract anniversary or age 59 (“waiting period”) or that exceed the Protected Annual Income amount are considered Excess Withdrawals. Additionally, Advisory Fee Withdrawals that exceed the Advisory Fee Withdrawal percentage are considered Excess Withdrawals. In most states, amounts that are payable to any assignee or assignee’s bank account are considered Excess Withdrawals. Excess Withdrawals may significantly reduce your Contract Value as well as your Protected Annual Income amount by an amount greater than the dollar amount of the Excess Withdrawal and will terminate the rider if your Contract Value is reduced to zero. Withdrawals, including the portion of cumulative Advisory Fee Withdrawals over 1.25%, will also negatively impact the guarantees of your rider. Availability. The Lincoln ProtectedPay® Select and Lincoln ProtectedPay® Select and Estate LockSM Death Benefit riders are only available at the time your Contract is purchased, subject to approval in your state, and will be effective on the Contract's effective date. The initial Purchase Payment must be at least $25,000. Rider elections are subject to Home Office approval if your Contract Value totals $1 million or more. This amount takes into consideration the total guaranteed amounts under the Living Benefit Riders for all contracts issued by the Company (or its affiliates) for the same Contractowner, joint owner, and/or Annuitant. Lincoln ProtectedPay® Select is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The Contractowner/Annuitant as well as the spouse under the joint life option must be age 45 to 85 years of age at the time the Contract is issued (age 45 to 75 years of age if the Estate LockSM Death Benefit is also elected).Benefit Year. The Benefit Year is the 12-month period starting with the rider effective date of the rider and starting with each anniversary of the rider effective date after that. The Benefit Year anniversary date will always be the Contract Year anniversary date. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date. Phases of the Rider: Growth Phase. The Growth Phase is the period between the Contract issue date and the beginning of the Income Phase. During this period, Deferral Bonuses are awarded and added to the initial Protected Annual Income rate, as long as protected withdrawals have not begun. Deferral Bonuses are available up to the earlier of 15 years or age 85 (based on the younger covered life if joint lives elected). Income Phase. The Income Phase begins after the waiting period has expired, and is the period during which Protected Annual Income withdrawals are being taken. The Protected Annual Income will be established on the income start date. It cannot increase after it is established but may be decreased by Excess Withdrawals, including partial withdrawals to pay advisory fees. Secure Lock+® is not available during the Income Phase. Deferral Bonus. During the Growth Phase, you will receive a Deferral Bonus for each full Benefit Year that income is deferred up to the earlier of 15 years or age 85 (based on the younger covered life under the joint life option). The Deferral Bonus rate is established at the time the Contract is issued and will not change. Each Benefit Year, the Deferral Bonus is added to the Protected Annual Income rate, as reflected in the following example: Initial Protected Annual Income rate: 3.00% (determined at contract issuance)
Deferral Bonus rate: 0.25% (determined at contract issuance) Assuming income starts on 5th Benefit Year Anniversary, Deferral Bonuses will grow the Protected Annual Income rate to 4.25% as shown below:
Protected Annual Income rate after 1st Benefit Year	3.25%
Protected Annual Income rate after 2nd Benefit Year	3.50%
Protected Annual Income rate after 3rd Benefit Year	3.75%
Protected Annual Income rate after 4th Benefit Year	4.00%
Protected Annual Income rate after 5th Benefit Year	4.25%
The Deferral Bonus rates are disclosed in a Rate Sheet prospectus supplement. The Rate Sheet indicates the current rates and the date by which your application must be signed and dated for a rider to be issued with that rate. The rates may be superseded at any time in our sole discretion and may be higher or lower than the rate on the previous Rate Sheet. Any change to the Deferral Bonus rates will be disclosed in a new Rate Sheet at least ten days before it becomes effective. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.lfg.com/VAprospectus or by calling us at the number listed in your prospectus Protected Annual Income Withdrawals. Protected Annual Income withdrawals up to the maximum Protected Annual Income amount are available at the minimum age stated on the Rate Sheet (as long as any required waiting period has expired). The Protected Annual Income amount may be withdrawn from the Contract each Benefit Year. As long as the Protected Annual Income amount is not reduced to zero because of an Excess Withdrawal, these withdrawals may be taken for your lifetime (single life option) or the lifetimes of you and your spouse (joint life option). The allowable maximum Protected Annual Income amount is $600,000. This amount takes into consideration the combined Protected Annual Income amounts (including any guaranteed amounts) for all Living Benefit Riders issued by the Company (or its affiliates) for the same Contractowner, joint owner, and/or Annuitant. This maximum is determined by totaling the guaranteed amounts on each Valuation Date. You will not be entitled to the Protected Annual Income amount if your Contract Value is reduced to zero as a result of an Excess Withdrawal. If the Contract Value is reduced to zero due to an Excess Withdrawal, the rider will terminate. In addition to the Protected Annual Income amount, you may take Advisory Fee Withdrawals of up to 1.25% of your Contract Value annually without that withdrawal being considered a withdrawal under your Living Benefit Rider. Certain states and certain broker-dealers or advisory firms may not allow withdrawals to pay advisory fees so please check with your financial professional. The portion of any Advisory Fee Withdrawal in excess of 1.25% of your Contract Value will reduce the amount of available Protected Annual
Income each year and will be considered an Excess Withdrawal. The initial income percentage rate is based on your age (or the age of the younger of you or your spouse under the joint life option) at the time the Contract is issued and cannot be changed. The Deferral Bonus rate accrued during the Growth Phase added to the initial income percentage equals your Protected Annual Income rate. Your Protected Annual Income amount is established at the start of the Income Phase, and is determined by multiplying the Protected Annual Income rate by the greater of 1) the Contract Value on income start date and 2) 50% of the Purchase Payment (adjusted proportionately by Excess Withdrawals and reduced for protected lifetime income fees). Once the Protected Annual Income amount is determined, it will not change, but could be decreased by Excess Withdrawals, as described below. The initial percentage rates applicable to new rider elections are set forth in a supplement to this prospectus, called a Rate Sheet. The Rate Sheet indicates the Protected Annual Income rates and the date by which your application must be signed and dated for a contract to be issued with those rates. The rates may be superseded at any time, in our sole discretion, and may be higher or lower than the rates on the previous Rate Sheet. The effective date of a subsequent Rate Sheet will be at least 10 days after it is filed. In order to get the rate indicated in a Rate Sheet, your application must be sent to us and must be signed and dated on or after the effective date of the Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet information by contacting your registered representative, online at www.lfg.com/VAprospectus, or by calling us at number listed in your prospectus. Protected Annual Income rates for previous effective periods are included in Appendix D to this prospectus. Withdrawals equal to or less than the Protected Annual Income amount will reduce the Contract Value by the dollar amount of the withdrawal and may have a negative effect on other values under the Contract. The Indexed Account Crediting Base and any holding account will be reduced in the same proportion the withdrawal reduced the Interim Value. Unless a request for a withdrawal specified otherwise, withdrawals will be made in the following order: 1) from the holding account (if any); 2) from a Segment with a 100% Protection Level (if any); 3) proportionately from Segments with a one-year term (if any); and 4) proportionately from Segments with a term greater than one year. Alternatively, you can request that the withdrawal be taken from a specific Indexed Account by calling our Home Office. The following example shows the calculation of a $10,000 Protected Annual Income amount and assumes an issue age of 50, a 3% Protected Annual Income rate, income start at age 60, a Deferral Bonus rate of 0.20%, ten completed Benefit Years, and a Contract Value of $200,000 on the income start date:
Contract Value on the income start date	$200,000
Protected Annual Income rate (3% + (0.20% x 10)	5%
Initial Protected Annual Income amount on the income start date ($200,000 x 5%)	$10,000
Excess Withdrawals. Excess Withdrawals are: 1.the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Protected Annual Income amount at the time of the withdrawal; 2.withdrawals made prior to the Income Phase; or 3.withdrawals that are payable to any assignee or assignee’s bank account. Advisory Fee Withdrawals that exceed the Advisory Fee Withdrawal percentage are considered Excess Withdrawals. When an Excess Withdrawal occurs: 1.the Contract Value is reduced by the amount of the Excess Withdrawal; and 2.during the Income Phase, the Protected Annual Income amount will be reduced in the same proportion that the Excess Withdrawal reduces the Contract Value. The following example shows how an excess withdrawal reduces the Protected Annual Income amount. This example assumes a $6,000 Protected Annual Income amount, a $10,000 withdrawal and no other withdrawals taken in that policy year.
Contract Value on the date of withdrawals	$100,000
Current Protected Annual Income	$6,000
Withdrawal amount	$10,000
Excess withdrawal ($10,000 - $6,000)	$4,000
Excess withdrawal as a percentage of Contract Value ($4,000 / ($100,000 - $6,000)	4.25%
Protected Annual Income reduction (4.25% x $6,000)	$255
Protected Annual Income after excess withdrawal ($6,000 - $255)	$5,745
Once the Income Phase has begun, your quarterly statements will include the Protected Annual Income amount (as adjusted for Protected Annual Income amount payments in a Benefit Year, and Excess Withdrawals) available to you for the Benefit Year in order for you to determine whether a withdrawal may be an Excess Withdrawal. We encourage you to either consult with your registered representative or call us at the number provided in your prospectus if you have any questions about Excess Withdrawals. In a declining market, Excess Withdrawals may significantly reduce your Contract Value and Protected Annual Income amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. If the Contract Value is reduced to zero due to an Excess Withdrawal, the rider and Contract will terminate. Withdrawals from IRA contracts will not be considered Excess Withdrawals (even if they exceed the Protected Annual Income amount) only if the withdrawals are taken as systematic installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMD’s to apply, the following must occur: 1.Lincoln’s automatic withdrawal service is used to calculate and pay the RMD; 2.The RMD calculation must be based only on the value in this Contract; 3.No withdrawals other than RMD’s are made within the Benefit Year (except as described in the next paragraph); 4.This Contract is not a beneficiary IRA; and 5.The younger of you or your spouse (joint life option) reach the minimum age, as stated on the Rate Sheet. If your RMD withdrawals during a Benefit Year are less than the Protected Annual Income amount, an additional amount up to the Protected Annual Income amount may be withdrawn. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Protected Annual Income amount, including amounts attributable to RMDs, will be treated as Excess Withdrawals. Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income See the prospectus - Federal Tax Matters. Protected Annual Income Payout Option. The Protected Annual Income Payout Option (“PAIPO”) is an Annuity Payout option under which you will receive annuity payments for life. This option is different from other Annuity Payout options which are based on your Contract Value. If you are required to take annuity payments because you have reached the Annuity Commencement Date, you have the option of electing the PAIPO. Annuity payments made under PAIPO will equal the Protected Annual Income Amount as adjusted for withdrawals. Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Protected Annual Income amount for the life of the Annuitant or the life of the Secondary Life for the joint life option. Once you elect the PAIPO, the death benefit terminates, and the Beneficiary will not receive a death benefit payment. Death Prior to the Annuity Commencement Date. Lincoln ProtectedPay® Select has no provision for a payout of the Protected Annual Income upon death of the Contractowner or Annuitant and provides no increase in value to the Death Benefit over and above what the Death Benefit provides in the base contract (unless the Estate LockSM Death Benefit has been elected). At the time of death, if the Contract Value equals zero, no Death Benefit options will be in effect. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. Upon the death of the single life, this rider will end and no further Protected Annual Income amounts are available (even if there was remaining Protected Annual Income at the time of the death). Upon the first death under the joint life option, withdrawals up to the Protected Annual Income amount continue to be available for the life of the secondary life. Upon the death of the surviving spouse, the Lincoln ProtectedPay® Select rider will end and no further Protected Annual Income amounts are available. Termination. If the Estate LockSM Death Benefit has been elected, the Contractowner may not voluntarily terminate the rider. If the Estate LockSM Death Benefit has not been elected, the Contractowner may terminate the rider after the 10th Benefit Year anniversary by notifying us in writing of the request to terminate. Lincoln ProtectedPay® Select rider will automatically terminate: ●on the Annuity Commencement Date (except payments under the Protected Annual Income Payout Option will continue if applicable);●upon death under the single life option or the death of both covered lives under the joint life option; ●when the Protected Annual Income amount or Contract Value is reduced to zero due to an Excess Withdrawal; ●if the Contractowner or Annuitant is changed (except if the surviving spouse assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral; ●on the date the Contractowner is changed pursuant to an enforceable divorce agreement or decree; or ●upon surrender or termination of the underlying annuity contract. Upon effective termination of this rider, the benefit and charges within this rider will terminate. If you terminate the rider, it may not be re-elected.
Level Advantage 2 Income Advisory | Account Value Death Benefit
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Account Value Death Benefit
Purpose of Benefit [Text Block]	Provides a Death Benefit equal to the Contract Value.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●Available only if the Contractowner/Annuitant is age 76 or over at the time the Contract is issued.●Poor investment performance could significantly reduce the benefit.●Withdrawals (including the deduction of advisory fees) could significantly reduce the benefit.
Name of Benefit [Text Block]	Account Value Death Benefit
Calculation Method of Benefit [Text Block]	Account Value Death Benefit. The Account Value Death Benefit provides a Death Benefit equal to the Contract Value on the Valuation Date the Death Benefit is approved by us for payment. No additional Death Benefit is provided. For example, assume an initial deposit into the Contract of $25,000. The Contract Value increases and equals $28,000 on the Valuation Date the Death Benefit is approved by us for payment. The amount of Death Benefit paid equals $28,000. The Account Value Death Benefit rider is included in your Contract for issue ages 76 and over (based on the oldest of the Contractowner, joint owner or Annuitant). The Account Value Death Benefit is not available for election, for issue ages 45 to 75, but automatically becomes effective at the time all Contractowners and Annuitants are changed. Once you have the Account Value Death Benefit, this Death Benefit cannot be changed. There is no charge for this Death Benefit. Advisory Fee Withdrawals will always reduce the Contract Value on a dollar-for-dollar basis. For example, assume a Contract Value of $10,000, and a deduction of $100 is made for the advisory fee. The amount of your Contract Value is reduced to $9,900.
Level Advantage 2 Income Advisory | Guarantee of Principal Death Benefit
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Guarantee of Principal Death Benefit
Purpose of Benefit [Text Block]	Provides a Death Benefit equal to the greater of (1) Contract Value; (2) the Purchase Payment, adjusted for withdrawals.
Brief Restrictions / Limitations [Text Block]	Withdrawals could significantly reduce the benefit.●If the Contract Value is reduced to zero, the benefit terminates. ●Included in the Contract for no additional charge at the time the Contract is issued for ages 45 - 75.
Name of Benefit [Text Block]	Guarantee of Principal Death Benefit
Operation of Benefit [Text Block]	The Guarantee of Principal Death Benefit may not be terminated unless you surrender the Contract. In addition, the rider will terminate: 1.on the Annuity Commencement Date; 2.upon payment of a Death Benefit under the Guarantee of Principal Death Benefit (unless the Contract is continued by the surviving spouse); or 3.at any time all Contractowners or Annuitants are changed. If this occurs, the Account Value Death Benefit will be in effect.
Calculation Method of Benefit [Text Block]	Guarantee of Principal Death Benefit. The Guarantee of Principal Death Benefit rider is included in your Contract at no additional cost for issue ages 75 and younger (based on the oldest of the Contractowner, joint owner or Annuitant), and is available for election at the time the Contract is issued for ages 76 and over for an additional fee. The Guarantee of Principal Death Benefit provides a Death Benefit equal to the greater of: ●the Contract Value as of the Valuation Date we approve the payment of the claim; or ●the Purchase Payment decreased by all withdrawals in the same proportion that withdrawals reduced the Contract Value. For example, assume a Purchase Payment into the Contract of $25,000. The Contract Value decreases and equals $22,000 on the Valuation Date the Death Benefit is approved. Since your principal is guaranteed (adjusted for withdrawals), the amount of Death Benefit paid equals $25,000. Note: The Contract Value for Indexed Segments is the Interim Value unless the claim is processed on a Segment End Date. In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount of the withdrawal from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals and premium taxes, if any. Subject to state and broker-dealer approval, annual Advisory Fee Withdrawals up to 1.25% of your Contract Value within a Contract Year will not be considered a withdrawal under your Death Benefit calculation of the Purchase Payment. Your Contract Value will be reduced by the amount of the withdrawal, but the value of your Death Benefit will not be negatively impacted. For Annual Advisory Fee Withdrawals that exceed 1.25% of your Contract Value within a Contract Year, the portion of the Advisory Fee Withdrawal over 1.25% will be treated as a withdrawal under this Death Benefit and reduce your guarantees.
Level Advantage 2 Income Advisory | General Death Benefit Information
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	General Death Benefit Information Your Death Benefit terminates on and after the Annuity Commencement Date. If there are joint owners, upon the death of the first Contractowner, we will pay a Death Benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, that individual may continue the Contract as sole Contractowner. Upon the death of the spouse who continued the Contract, we will pay a Death Benefit to the designated Beneficiary(ies). If the Beneficiary is the spouse of the Contractowner, then the spouse may elect to continue the Contract as the new Contractowner. In this situation, a portion of the Death Benefit may be credited to the Contract. Any portion of the Death Benefit that would have been payable (if the Contract had not been continued) that exceeds the current Contract Value on the Valuation Date we approve the claim will be added to the Contract Value and placed in a non-interest bearing holding account. You may reallocate any Contract Value from the holding account to an Indexed Account on the next Indexed Anniversary Date. If you do not provide reallocation instructions before the first Indexed Anniversary following the deposit into the holding account, your Contract Value will be moved to the 1-Year S&P 500® Price Index with Performance Cap, 100% Protection. If the Contract is continued in this way, the Guarantee of Principal Death Benefit rider and charge, if applicable, will continue. The rider charge rate that was in effect immediately prior to the death will continue to apply. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. You are strongly encouraged to consult a tax advisor before electing spousal rights under the Contract. The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of a claim submitted in Good Order or one year from the date of the death for nonqualified contracts and December 31st of the year following death for IRAs. To be in Good Order, we require all the following: 1.an original certified death certificate, or other proof of death satisfactory to us; and 2.written authorization for payment; and 3.all required claim forms, fully completed (including selection of a settlement option). Notwithstanding any provision of this Contract to the contrary, the payment of Death Benefits provided under this Contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters. Unless otherwise provided in the Beneficiary designation, one of the following procedures will take place on the death of a Beneficiary: ●if any Beneficiary dies before the Contractowner, that Beneficiary’s interest will go to any other Beneficiaries named, according to their respective interests; and/or ●if no Beneficiary survives the Contractowner, the proceeds will be paid to the Contractowner’s estate. If the Beneficiary is a minor, court documents appointing the guardian/custodian may be required. The Beneficiary may choose the method of payment of the Death Benefit unless the Contractowner has already selected a settlement option. All methods of payment of Death Benefit must comply with Section 72(s) of the Code, or Section 401(a)(9) of the Code for qualified contracts. The Death Benefit payable to the Beneficiary or joint owner of a nonqualified contract must be distributed within five years of the Contractowner’s date of death unless the Beneficiary begins receiving within one year of the Contractowner’s death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary’s life expectancy and payments must begin within one year of the Contractowner’s date of death. For qualified contracts, the Death Benefit payable to the Beneficiary or joint owner must be distributed within 10 years of the Contractowner's date of death unless the Beneficiary qualifies as an eligible designated beneficiary and begins receiving distributions before December 31st of the year following the year of the Contractowner's death. The eligible designated beneficiary must begin receiving the distributions in the form of annuity not extending beyond the Beneficiary's life expectancy. Note: Indexed Accounts cannot be divided into separate contracts when there are multiple beneficiaries. If more than one beneficiary chooses a death benefit option other than a lump sum, the existing Indexed Account(s) will need to be surrendered at the Interim Value to be allocated to multiple beneficiaries. New Indexed Accounts can be selected on the new contracts if desired with the currently available features. Upon the death of the Annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment. The recipient of a Death Benefit may elect to receive payment either in the form of a lump sum settlement or an Annuity Payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Level Advantage 2 Income Advisory | Advisory Fee Withdrawals
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Advisory Fee Withdrawals
Purpose of Benefit [Text Block]	Allows you to take withdrawals from your Contract to pay the advisory fees.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●May not be available in all states.●You may take Advisory Fee Withdrawals up to 1.25% annually without negatively impacting your rider guarantees. ●An Advisory Fee Withdrawal from the Contract will always reduce the Contract Value and Contract Value portion of the elected Death Benefit on a dollar-for-dollar basis.
Name of Benefit [Text Block]	Advisory Fee Withdrawals
Level Advantage 2 Income Advisory | Interim Value
Item 2. Overview of the Contract [Line Items]
Overview, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]	Contract Adjustments If you make any withdrawals, including the deduction of advisory fees, Protected Annual Income withdrawals, surrender, or terminate your Contract, reallocate Contract Value from an Indexed Segment, annuitize your Contract or upon payment of a Death Benefit from an Indexed Segment on any date prior to the Segment End Date, your Contract Value in the Indexed Segment will be subject to a Contract Adjustment based on Interim Value. You could lose a significant amount of money due to Contract Adjustments based on Interim Values if amounts are removed from an Indexed Segment prior to the Segment End Date. Your Interim Value may be less than the amount invested and may be less than the amount you would receive had you held the investment in the Indexed Segment until the Segment End Date. The Interim Value will generally be negatively affected by increases in the expected volatility of Index prices, interest rate increases, and by poor market performance. All other factors being equal, the Interim Value generally would be lower the earlier a withdrawal or surrender is made in a Term.
Overview, Transactions Subject to Contract Adjustments [Text Block]	If you make any withdrawals, including the deduction of advisory fees, Protected Annual Income withdrawals, surrender, or terminate your Contract, reallocate Contract Value from an Indexed Segment, annuitize your Contract or upon payment of a Death Benefit from an Indexed Segment on any date prior to the Segment End Date, your Contract Value in the Indexed Segment will be subject to a Contract Adjustment based on Interim Value.
Item 3. Key Information [Line Items]
Key Information, Contract Adjustments if Amounts are Removed [Text Block]	If you remove Contract Value prior to the End Date of an Indexed Term, we will apply a Contract Adjustment based on Interim Value, which could be negative, and you could lose up to 100% of your investment due to the Contract Adjustment. For example, if you allocate $100,000 to an Indexed Account and later withdraw the entire amount before the Indexed Term has ended, you could lose up to $100,000 of your investment. This loss will be greater (but never more than 100%) if you also make a deduction to pay a third-party advisory fee, or have to pay taxes, and tax penalties. Contract Adjustments are applied to withdrawals, surrenders, reallocations, annuitizations and Death Benefit payments prior to the End Date of an Indexed Term and when Secure Lock+® is exercised.
Key Information, Maximum Loss Resulting from Negative Adjustment [Percent]	100.00%
Key Information, Example of Maximum Loss Resulting from Negative Adjustment [Text Block]	For example, if you allocate $100,000 to an Indexed Account and later withdraw the entire amount before the Indexed Term has ended, you could lose up to $100,000 of your investment. This loss will be greater (but never more than 100%) if you also make a deduction to pay a third-party advisory fee, or have to pay taxes, and tax penalties. Contract Adjustments are applied to withdrawals, surrenders, reallocations, annuitizations and Death Benefit payments prior to the End Date of an Indexed Term and when Secure Lock+® is exercised.
Key Information, Example of Maximum Loss on One Hundred Thousand Dollars Resulting from Negative Adjustment	$ 100,000
Item 4. Fee Table [Line Items]
Contract Adjustment, Maximum Potential Loss Over Value at Start of Crediting Period [Percent]	100.00%
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	Interim Value. The Interim Value is a daily value we calculate to provide you with a value of your Indexed Segment after the Start Date and before the End Date of an Indexed Term. The Contract Value for an Indexed Segment is equal to the Interim Value on each Valuation Date except the End Date. The Interim Value is used to calculate amounts available for withdrawal, surrender (including advisory fee deductions, any premium tax or rider fees and charges), reallocation, annuitization or payment of a death claim for each day during an Indexed Term other than the End Date. The Interim Value also is used to determine how much the Indexed Crediting Base will be reduced after a withdrawal. See Surrenders and Withdrawals. Once you reach the End Date of the Indexed Term, there is no Interim Value, and the actual performance will be credited to or deducted from your Indexed Segment based on the Performance Rate associated with the Crediting Methods you have chosen. The Interim Value calculation will vary depending on the Indexed Account selected and whether Secure Lock+® has been elected. The Interim Value calculation is designed to represent the fair value of the Indexed Segment on each business day, taking into account the potential gain or loss of the applicable Index at the end of the Indexed Term, including the impacts of the Crediting Method you have chosen. The calculation is also designed to reflect the change in fair value due to economic factors, including, but not limited to, the impact of market rates, volatility, and correlation (if applicable) of the investment instruments supporting the Contract. The Interim Value is based on this calculation and not the actual value of any underlying investments or the current value of any Index. The specifics of the Interim Value calculation are located in the Statement of Additional Information. If you withdraw Contract Value prior to the End Date of an Indexed Term, the withdrawal will cause an immediate reduction in your Crediting Base in a proportion equal to the reduction in your Interim Value. A proportional reduction could be larger than the dollar amount of your withdrawal. Reductions in your Crediting Base will negatively impact your Interim Value for the remainder of the Indexed Term and will result in a lower Segment Ending Value at the end of the Indexed Term. Under extreme conditions a negative Contract Adjustment based on Interim Value could result in a loss of up to 100% of your Contract Value. Such loss can occur even if an Index has increased in value. This means your Interim Value could reflect negative performance, even if the Index Value has increased. Once your Crediting Base is reduced due to a withdrawal during any Indexed Term, you cannot increase it during the remainder of the Indexed Term unless Secure Lock+® is exercised. The Interim Value and Indexed Crediting Base are available on your online account or by calling us at 1-877-737-6872. Refer to the Surrender and Withdrawal section for information about the Interim Value and how surrenders or withdrawals are calculated.Surrenders and Withdrawals Before the Annuity Commencement Date, we will allow the surrender of the Contract or a withdrawal of the Contract Value upon your written request on an approved Lincoln distribution request form (available from the Home Office), fax, or other electronic means approved by Lincoln. Withdrawal requests may be made by telephone, subject to certain restrictions. All surrenders and withdrawals may be made in accordance with the rules discussed below. Surrender or withdrawal rights after the Annuity Commencement Date are not available. The amount available upon surrender/withdrawal is the Contract Value less any applicable charges, fees, and taxes at the end of the Valuation Period during which the written request for surrender/withdrawal is received in Good Order at the Home Office. If we receive a surrender or withdrawal request in Good Order at our Home Office before the close of the NYSE (normally 4:00 p.m., Eastern Time), we will process the request from the Interim Value computed on that Valuation Date. If we receive a surrender or withdrawal request in Good Order at our Home Office after market close, we will process the request using the Interim Value computed on the next Valuation Date. There may be circumstances under which the NYSE may close early (prior to 4:00 p.m., Eastern Time). In such instances, surrender or withdrawal requests received after such early market close will be processed using the Interim Value computed on the next Valuation Date. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made proportionately in the following order: 1.from the holding account (if any); 2.from an Indexed Segment with a 100% Protection Level (if any); 3.any Indexed Segment with a one-year term (if any); 4.any Indexed Segment with a term greater than one year. Withdrawals are taken from the Contractowner’s own money and may have a significant negative impact on the value of the optional living benefits and on certain death benefits offered under your Contract. Prior to the End Date for the Indexed Segment, an amount equal to the Interim Value of the Indexed Segment is available for surrender or withdrawal. In addition, the Indexed Crediting Base for each individual Indexed Segment is reduced proportionately by the amount that the withdrawal reduced the Interim Value. A proportional reduction could be larger than the dollar amount of the withdrawal. Reductions to your Indexed Crediting Base will negatively impact your Interim Value for the remainder of the Indexed Term and will result in a lower Segment Ending Value at the end of the Indexed Term. You cannot withdraw an amount equal to the Indexed Crediting Base. The following examples show how the Indexed Crediting Base is impacted by a withdrawal. Example 1: 1/1/2026 Allocation to Indexed Segment = $80,000
1/1/2026 Indexed Crediting Base = $80,000
6/1/2026 Indexed Crediting Base = $80,000; Interim Value = $100,000; Withdrawal = $80,000
Withdrawal/Interim Value = $80,000 ÷ $100,000 = 80%
Removed Amount from the Indexed Crediting Base = $64,000 (80% of $80,000)
Indexed Crediting Base after withdrawal = $80,000 - $64,000 = $16,000
Interim Value after withdrawal ($100,000 - $80,000) = $20,000
Interim Value calculation going forward and Segment Ending Value will be based on the $16,000 Indexed Crediting Base Example 2: Indexed Crediting Base = $16,000; Interim Value = $15,000; Withdrawal = $15,000
Withdrawal/Interim Value = $15,000 ÷ $15,000 = 100%
Removed Amount from the Indexed Crediting Base = $16,000 (100% of $16,000)
Indexed Crediting Base after withdrawal = $0
Interim Value after withdrawal = $0 ($15,000 - $15,000) Note: The $15,000 Interim Value is the maximum that could be withdrawn during the Indexed Term. The Indexed Crediting Base is not available for withdrawal or transfer. The tax consequences of a surrender/withdrawal are discussed later in this prospectus. See Federal Tax Matters – Taxation of Withdrawals and Surrenders.
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment, Maximum Potential Loss [Percent]	100.00%
Contract Adjustment, Impact of Adjustment on Interest Credited [Text Block]	If you withdraw Contract Value prior to the End Date of an Indexed Term, the withdrawal will cause an immediate reduction in your Crediting Base in a proportion equal to the reduction in your Interim Value. A proportional reduction could be larger than the dollar amount of your withdrawal. Reductions in your Crediting Base will negatively impact your Interim Value for the remainder of the Indexed Term and will result in a lower Segment Ending Value at the end of the Indexed Term.
Contract Adjustment, Purpose [Text Block]	The Interim Value calculation is designed to represent the fair value of the Indexed Segment on each business day, taking into account the potential gain or loss of the applicable Index at the end of the Indexed Term, including the impacts of the Crediting Method as well as Protection Method you have chosen. The calculation is also designed to reflect the change in fair value due to economic factors, including, but not limited to, the impact of market rates, volatility, and correlation (if applicable) of the investment instruments supporting the Contract. The Interim Value is based on this calculation and not the actual value of any underlying investments or the current value of any Index. The use of Interim Values transfers risk from us to you to protect us from losses on our investments supporting the Indexed Crediting Rate strategies if amounts are removed prematurely. For more information about the Interim Value, including examples illustrating the operation of the Interim Values, please see the Statement of Additional Information.
Level Advantage 2 Income Advisory | Interim Value Secure LockPlus
Item 2. Overview of the Contract [Line Items]
Overview, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]	Secure Lock+®. On any Valuation Date, excluding an Indexed Anniversary, between a Term’s Start Date and Term’s End Date, you may request to lock the Interim Value (“Secure Lock+®”) of an Indexed Segment. You could lose a significant amount of money due to the Contract Adjustments based on Interim Values if amounts are removed from an Indexed Segment prior to the Segment End Date. The Interim Value calculated at the end of the Valuation Date will be locked in and once selected, a Secure Lock+® is irrevocable. If you request a lock-in of the Indexed Segment when the Interim Value is below your Indexed Crediting Base, Protection Methods do not apply and you assume all loss. Secure Lock+® is not available with all Crediting Methods and Protection Methods, during the Income Phase of the Lincoln ProtectedPay® Select rider, or upon the selection of an Annuity Payout option. Withdrawals prior to the Segment End Date may have a significant impact on your Contract Value. See the Contract Adjustments discussion below.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	Secure Lock+® On any Valuation Date, excluding an Indexed Anniversary Date, between an Indexed Term Start Date and Indexed Term End Date, you may request to lock the Interim Value of any unlocked Indexed Segments (“Secure Lock+®”). You can obtain the current Interim Value by calling 1-877-737-6872 or by logging into your account at www.LincolnFinancial.com. This value fluctuates daily and is calculated at the end of each business day and may be more or less than the value quoted earlier. The Interim Value as calculated as of the close of that Valuation Date will be locked in and once enacted, each singular lock-in is irrevocable. Once locked, the Indexed Segment’s Interim Value will not change until the next Monthly Anniversary date (except any withdrawal made once the Interim Value is locked, including advisory fees, will reduce the locked value by the dollar amount of the withdrawal). If you request a lock-in when the Interim Value is below your Crediting Base, Protection Levels do not apply, and you assume all loss of Indexed Account Value. If you have elected a lock-in, and the value of the Interim Value supporting the Index Segment would have otherwise increased since the lock-in, you will not be able to take advantage of the increase that Contract Year. In addition, Interim Values that have been locked do not earn any interest while locked. If you request a lock-in of the Interim Value, you are not locking the actual Index performance, since the Interim Value is not based on the value of the Index but the fair market value of the portfolio of investment instruments supporting the Indexed Segment. Secure Lock+® is not available for Annual Lock or Dual Plus Indexed Accounts or during the Income Phase of the Lincoln ProtectedPay ® Select rider. A request to lock the Interim Value may be made before 4:00 p.m. Eastern Standard Time (i.e. before market close) on any Valuation Date (in order to be processed that Valuation Day), one time between each Contract Year, prior to the Indexed Segment End Date; however, a lock cannot be processed on an Indexed Anniversary Date. You will not know the locked Interim Value until the next Valuation Date. Any request made after 4:00 p.m. Eastern Standard Time (i.e. after market close) or on a day other than a Valuation Date will take effect as of the market close on the following Valuation Date. If you choose to lock the Interim Value of an Indexed Segment, you will remain in that Indexed Segment and the locked in Interim Value will not change (unless a withdrawal is taken), and no fixed interest will be credited from the date of the lock-in to the reset date. On the Monthly Anniversary date immediately after the election of this Secure Lock+® (if this is not the End Date of the Segment), we will reset the crediting rate for that Indexed Segment, and reset the beginning Index Value and the Segment’s Crediting Base to its locked Interim Value (reduced by the dollar amount of any applicable withdrawals, taxes, rider fees and charges), and the Interim Value will begin calculating daily again. These reset values are used in calculating the Segment Ending Value on the End Date of the Indexed Term unless another lock-in is requested, in which case a new crediting rate, beginning Index Value, and Crediting Base would be established following that lock-in. The Protection Level percentage associated with the Segment will not change. If the Monthly Anniversary date after the lock-in is the End Date, then the Segment Ending Value equals the Interim Value (reduced by the dollar amount of any applicable withdrawals, advisory fee deductions, taxes, riders fees and charges). In addition, the Reset Rate may limit a positive Index return if you choose to lock the Interim Value of an Indexed Segment under Secure Lock+®. We will reset the Indexed Segment Performance Cap rate, Participation Rate, Performance Trigger Rate, Or Dual Performance Trigger Rate for the remainder of the Indexed Term following the lock, and these Reset Rates may be lower than the original rates. For example, if the Performance Cap is 4% and you choose to lock in the Interim Value, then on the next Monthly Anniversary date, we could reset the Performance Cap for the remaining Indexed Term to 2%. If the Index return at the end of the Indexed Term is 12%, we will credit 2% in interest on the End Date of the Indexed Segment. Please note: Once your Interim Value is locked in, we will automatically reset your crediting rate on the next Monthly Anniversary date unless you deferred the reset until the Indexed Anniversary or you have elected to reallocate to another available Indexed Account. You may defer the reset until the next Contract Year Anniversary by logging onto your online account or by calling us at 1-877-737-6872. If you choose to defer the reset, this decision must be made prior to the Monthly Anniversary and may not be revoked. The reset crediting rate will be available online (or by phone) 10 days prior to the Monthly Anniversary date. The minimum Reset Rate is 0.10%. Current Reset Rates can be found at www.lfg.com/RILAresetrates and are incorporated into this prospectus by reference. Alternatively, to view Reset Rates for the available Indexed Accounts, log in to your account at www.LincolnFinancial.com and select Secure Lock+® under Account Management. You should consult with your financial professional and carefully consider whether and when to elect a Secure Lock+® of your Interim Value. A lock-in may only be requested once per Contract Year during an Indexed Term and is irrevocable. Your locked-in value at the end of the Indexed Term could be less than if you chose not to lock-in. If you request a lock-in when the Interim Value is below the Indexed Crediting Base, Protection Levels do not apply and you assume all losses of Indexed Account Value. It is possible to utilize the Secure Lock+® feature and lock-in when the Interim Value is down. While the Interim Value is locked-in, you will forego any participation in the investment experience of the Index and will not receive interest at the end of the term based on the Index return. You may have realized higher gain by not utilizing Secure Lock+®. Careful consideration must be given before choosing to do this since you would be locking in the full decline in the Interim Value without the benefit of the Protection Level. While potential continued losses in the Interim Value would cease until the next Indexed Anniversary Date, the existing losses would be realized with no guarantee that the Segment would experience any future gains to offset this loss. Below are examples of locking in an Interim Value higher than the Crediting Base and lower than the Crediting Base. Locking in an Interim Value Higher than the Crediting Base 1/1/2026 Crediting Base is $100,000
4/1/2030 Interim Value is $120,000
4/1/2030 The Contractowner decides to lock-in the $120,000 Interim Value
5/1/2030 Crediting Base is reset to $120,000 Locking in an Interim Value Lower than the Crediting Base 1/1/2026 Crediting Base is $100,000
4/1/2030 Interim Value is $90,000
4/1/2030 The Contractowner decides to lock-in the $90,000 Interim Value
5/1/2030 Crediting Base is reset to $90,000 Additionally, you assume the risk that your Reset Rate may not be known when you request a lock-in, and the Reset Rate may be significantly lower than the rate prior to the lock-in. As less time remains in your Indexed Term, you should expect the Reset Rate to be lower, possibly much lower. For example, assuming a 6-year term with a Performance Cap of 300%, if you choose to lock-in three months before the end of the Indexed Term, your rate is based on only two remaining months.
Level Advantage 2 Income Advisory | Protection Level 10
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Highest Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	90.00%
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Highest Maximum Loss Resulting from Negative Index Performance [Percent]	90.00%
Level Advantage 2 Income Advisory | Protection Level 15
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	85.00%
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Maximum Loss Resulting from Negative Index Performance [Percent]	85.00%
Level Advantage 2 Income Advisory | Protection Level 20
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	80.00%
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Maximum Loss Resulting from Negative Index Performance [Percent]	80.00%
Level Advantage 2 Income Advisory | Protection Level 25
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	75.00%
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Lowest Maximum Loss Resulting from Negative Index Performance [Percent]	75.00%
Level Advantage 2 Income Advisory | Protection Level 30
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Lowest Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	70.00%
Level Advantage 2 Income Advisory | Dual Rate 10
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Highest Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	90.00%
Level Advantage 2 Income Advisory | Dual Rate 15
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	85.00%
Level Advantage 2 Income Advisory | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes:●You can lose money by investing in the Contract. Your investment in the Indexed Accounts is subject to all losses in excess of the Protection Method you choose including any loss experienced from a negative Index performance. Under extreme circumstances, you could lose up to 90% of your investment in an Indexed Account with a 10% Protection Level or 10% Dual Rate, up to 85% of your investment in an Indexed Account with a 15% Protection Level or 15% Dual Rate, up to 80% of your investment in an Indexed Account with a 20% Protection Level, up to 75% of your investment in an Indexed Account with a 25% Protection Level, and up to 70% of your investment in an Indexed Account with a 30% Protection Level. We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses, which would mean risk of loss of the entire amount invested.●An Interim Value is calculated if an early withdrawal is taken prior to the end of an Indexed Term. The Interim Value formula may result in a loss even if the Index Value at the time of the withdrawal is higher than the Index Value at the beginning of the Indexed Term.
Level Advantage 2 Income Advisory | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	No:●This Contract is not designed for short-term investing and is not appropriate for the investor who needs ready access to cash.●Indexed interest will only be credited to an Indexed Account at the end of an Indexed Term. No interest will be credited to funds withdrawn, reallocated, or surrendered before the end of an Indexed Term.●Withdrawals or reallocations taken prior to the end of an Indexed Term may result in a negative Contract Adjustment based on the Interim Value and loss of positive Index performance. The Interim Value formula may result in a loss even if the Index Value at the time of the withdrawal is higher than the Index Value at the beginning of the Indexed Term.●Surrenders and withdrawals are subject to ordinary income tax and may be subject to tax penalties.●At the end of an Indexed Term, you may reallocate the Indexed Segment Ending Value to any available Indexed Account as long as the reallocation request is received on or before the Indexed Anniversary Date. If we do not hear from you by the end of the Indexed Term, we will reallocate your Segment Ending Value into a new Indexed Segment with the same Crediting Method, Indexed Term, Index and Protection Method if available. A new rate will apply based on the Indexed Segment you select, subject to the guaranteed minimum rates. If the same type of Indexed Segment is not available, your Segment Ending Value will be moved to the 1-Year S&P 500® Price Return Index with Performance Cap and 100% Protection Level and will not be eligible for reallocation into another Indexed Account until the next Indexed Anniversary Date.
Level Advantage 2 Income Advisory | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	●An investment in this Contract is subject to the risk of poor investment performance of the Indexed Accounts you choose. Performance can vary depending on the performance of the Indexes linked to the Indexed Accounts.●Each Indexed Account has its own unique risks and you should review the available Indexed Accounts before making an investment decision.●The Crediting Method you select may limit positive (upside) Index returns. This may result in you earning less than the Index return. For example:●If the Indexed Account has a Performance Cap, and the Index return is 12% and the Performance Cap is 10%, we will credit 10% in interest at the end of the Indexed Term.●If the Indexed Account has a Participation Rate, and the Index return is 12%, and the Participation Rate is 90%, we will credit 10.8% in interest at the end of the Indexed Term.●If the Indexed Account has a Performance Trigger Rate, and the Index return is 12% and the Performance Trigger Rate is 10%, we will credit 10% in interest at the end of the Indexed Term.●If the Indexed Account has a Dual Performance Trigger Rate, and the Index return is 12% and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest at the end of the Indexed Term.●If the Indexed Account has a Dual Rate and Performance Cap, and the Index return is 60% and the Performance Cap is 50%, we will credit 50% in interest at the end of the Indexed Term.●A Reset Rate may limit positive Index return if you choose to lock the Interim Value of an Indexed Segment under Secure Lock+®. For example, if the Index return is 12%, and the Reset Rate is a 2% Performance Cap, we will credit 2% in interest at the end of the Indexed Term.●While an Indexed Account with Dual Performance Rate or Dual Rate may provide for a positive Performance Rate even in the event of negative Index performance, there is no guarantee of investment gain. Negative Index performance may result in significant loss.●The Protection Level will limit negative (downside) Index returns. For example, if the Index return is -25% and the Protection Level is 10%, we will deduct 15% (the amount that exceeds the Protection Level) at the end of the Indexed Term.●The Dual Rate will limit negative (downside) Index returns. For example, if the Index return is -25% and the Dual Rate is 15%, we will deduct 10% at the end of the Indexed Term.●Each Index is a “price return Index”, not a “total return Index”, and does not, therefore, reflect dividends paid on the underlying securities. This will cause the Index to underperform a direct investment in the securities composing the Index.●The providers of ETFs that serve as Indexes for certain Indexed Accounts deduct fees and costs when calculating performance.●These factors may result in you earning less than the Index return.
Level Advantage 2 Income Advisory | Market Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Market Risk. There is a risk of loss of your investment in the Indexed Segments since the performance tracks a market Index. You are responsible for all losses in excess of the Protection Method you choose. Under extreme circumstances, at the end of an Indexed Term, you could lose up to 90% of your investment in an Indexed Account with a 10% Protection Level or 10% Dual Rate, up to 85% of your investment in an Indexed Account with a 15% Protection Level or 15% Dual Rate, up to 80% of your investment in an Indexed Account with a 20% Protection Level, up to 75% of your investment in an Indexed Account with a 25% Protection Level and up to 70% of your investment in an Indexed Account with a 30% Protection Level. We do not guarantee that the Contract will always offer Indexed Accounts that will limit Index losses, which would mean risk of loss of the entire amount invested. The Protection Method applies for the full term of the Indexed Segment including Segments with Annual Locks. Each time you move into a new Indexed Segment, you may have a new Protection Method and are subject to the same risk of loss as described above. There is also a risk of loss upon an early withdrawal. For Annual Lock accounts, since the gain or loss is established each year, losses can accumulate so that you could actually lose more than the amount in excess of the Protection Level percent. Losses you incur in one year will reduce the amount invested for the next year. In a continuing down market over the Indexed Term, however, your loss could exceed the Protection Level. For example, if you chose a 10% Protection Level and if loss occurred during each Annual Lock period for the remainder of the term, you could lose more than 90% of your principal in an Annual Lock account.
Level Advantage 2 Income Advisory | Early Withdrawal Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Early Withdrawal Risk. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income also mean that the Contract is more beneficial to investors with a long-term horizon. You should carefully consider the risks associated with taking a withdrawal or surrendering the Contract. The proceeds of your withdrawal or surrender may be subject to ordinary income taxes, including a tax penalty if you are younger than age 59½. Participation in an Automatic Withdrawal Service will repeatedly expose you to these risks. If you withdraw Contract Value from an Indexed Account prior to the End Date of an Indexed Term it will be based on the Interim Value of the Indexed Account. Withdrawals include the deduction of advisory fees paid from your Contract Value. Under extreme conditions, a negative Contract Adjustment based on Interim Values could result in a loss of up to 100% of your Contract Value in an Indexed Segment. Additionally, the withdrawal will cause an immediate reduction to your Indexed Crediting Base in a proportion equal to the reduction in your Interim Value. A proportional reduction could be larger than the dollar amount of your withdrawal. Reductions to your Indexed Crediting Base will negatively impact your Interim Value for the remainder of the Indexed Term and will result in a lower Indexed Segment Ending Value at the end of the Indexed Term unless Secure Lock+® is exercised. Once your Indexed Crediting Base is reduced due to a withdrawal during any Indexed Term, you cannot increase it during the remainder of the Indexed Term. Contract Value must remain in an Indexed Segment until the end of the Indexed Term to be credited with all or partial interest unless Secure Lock+® is exercised. To determine the Interim Value, we apply a formula which is not the actual performance of the applicable Index, but rather a determination of the value of hypothetical underlying investments at the time of the Interim Value calculation. This amount could be less than if you had held the Indexed Segment for the full Indexed Term. It also means that you could have a negative performance, even if the value of the Index has increased during the calculation period. All withdrawals (including surrender or termination of your Contract), reallocation of Contract Value from an Indexed Segment, annuitization of your Contract or payment of a Death Benefit from an Indexed Segment on any date prior to the Segment End Date will be based on the Interim Value. You should also consider the impact that a withdrawal may have on the standard and optional benefits under your Contract. For example, under certain Living Benefit Riders, excess or early withdrawals may reduce the value of the guaranteed benefit by an amount greater than the amount withdrawn and could result in termination of the benefit.
Level Advantage 2 Income Advisory | Early Withdrawal Risk [Member] | Interim Value
Early Withdrawal Risk [Line Items]
Risk, Maximum Loss Resulting from Negative Contract Adjustment [Percent]	100.00%
Level Advantage 2 Income Advisory | Index-Linked Option Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Investor Could Lose Money Despite Limits on Negative Returns [Text Block]	The Protection Method that is applicable to an Indexed Account only provides you with limited protection from negative Index performance at the end of an Indexed Term, or, in the case of Indexed Account with an Annual Lock, each Contract Year during the Indexed Segment. You could lose a significant amount of your Purchase Payment and/or prior earnings under the Contract despite these limits on negative Index returns. You also bear the risk that continued negative Index returns may result in zero or a negative Performance Rate being credited to your Contract Value over multiple strategy periods. Given that the Protection Method applies to a single Indexed Term, if an Indexed Account is credited with a negative Performance Rate for multiple Indexed Terms, the cumulative loss may exceed any single Indexed Term’s stated Protection Method. Similarly, if you select an Indexed Account with an Annual Lock, the Protection Level will apply each Contract Year during an Indexed Term, so if the Index has negative performance for multiple Contract Years during the Indexed Term, the cumulative loss reflected in the Performance Rate at the end of the Indexed Term may exceed any single Contract Year’s stated Protection Level. The Protection Method does not apply to your Interim Value, so in order to receive the full protection you must hold your investment until the end of the Indexed Term.
Level Advantage 2 Income Advisory | Index Exclusion of Dividends Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	Investors in an Indexed Account have no rights in the linked Index. You will not have voting rights or rights to receive cash dividends or other rights that shareholders who invest in mutual funds based on these Indices or in the ETFs would have.
Level Advantage 2 Income Advisory | Contract Benefits Risk [Member] | Interim Value Secure LockPlus
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Impact of Contract Fees [Text Block]	You should carefully consider whether and when to elect a Secure Lock+® of your Interim Value. A lock-in may only be requested once per Contract Year per Indexed Segment and is irrevocable. Your locked-in value could be less than if you chose not to lock- in. If you request a lock-in when the Interim Value is below the Indexed Crediting Base, Protection Levels do not apply, and you assume all loss. If you have elected to lock-in and the Interim Value supporting the Index Segment would have otherwise increased since the lock-in, you will not be able to take advantage of the increase. Additionally, you assume the risk that your Reset Rate may not be known when you request a lock-in and the Reset Rate may be lower, significantly lower than the rate prior to the lock-in. Secure Lock+® is not available with all Indexed Accounts or during the Income Phase of the Lincoln ProtectedPay® Select rider. Refer to the “Secure Lock+®” section for additional details and examples.
Level Advantage 2 Income Advisory | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	●An investment in the Contract is subject to the risks related to Lincoln Life. Any obligations, guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln Life, including our financial strength ratings, is available upon request by calling 1-877-737-6872 or visiting www.LincolnFinancial.com.●Each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Insurance Company Risk ●An investment in the Contract is subject to the risks related to us, Lincoln Life. Any obligations, guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.●Your receipt of funds invested in the Indexed Segments is based on the claims paying ability of Lincoln Life. You have no ownership rights in the underlying securities. The assets backing the Indexed Accounts are not segregated from other business of Lincoln Life.
Level Advantage 2 Income Advisory | Contract Changes Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Changes Risk ●We reserve the right, within the law, to make certain changes to the structure and operation of the Indexed Accounts at our discretion and without your consent. We may add to or delete Indexed Accounts currently available or change the features of an Indexed Account from one Indexed Term to the next, including the Index and the current limits on Index gains and losses (subject to any minimum guarantees). We do not guarantee that more than one Indexed Account option will always be available.●We have the right to substitute an alternative Index prior to the End Date of an Indexed Term if an Index is discontinued; we are engaged in a contractual dispute with the Index provider; we determine that our use of an Index should be discontinued because, for example, changes to the Index make it impractical or expensive to purchase securities or derivatives to hedge the Index; there is a substantial change in the calculation of an Index, resulting in significantly different values and performance; or for a legal reason we cannot offer the Index. If we substitute an Index for an existing Indexed Segment, we will not change the Crediting Method or Protection Method for the Indexed Term. We will attempt to choose a new Index that has a similar investment objective and risk profile to the existing Index.
Contract Changes Risk [Line Items]
Index-Linked Option Changes Index Risk [Text Block]	We have the right to substitute an alternative Index prior to the End Date of an Indexed Term if an Index is discontinued; we are engaged in a contractual dispute with the Index provider; we determine that our use of an Index should be discontinued because, for example, changes to the Index make it impractical or expensive to purchase securities or derivatives to hedge the Index; there is a substantial change in the calculation of an Index, resulting in significantly different values and performance; or for a legal reason we cannot offer the Index. If we substitute an Index for an existing Indexed Segment, we will not change the Crediting Method or Protection Method for the Indexed Term. We will attempt to choose a new Index that has a similar investment objective and risk profile to the existing Index.
Index-Linked Option Changes Features Risk [Text Block]	We reserve the right, within the law, to make certain changes to the structure and operation of the Indexed Accounts at our discretion and without your consent. We may add to or delete Indexed Accounts currently available or change the features of an Indexed Account from one Indexed Term to the next, including the Index and the current limits on Index gains and losses (subject to any minimum guarantees). We do not guarantee that more than one Indexed Account option will always be available.
Stops Accepting Payments Risk [Text Block]	We do not accept additional Purchase Payments after the Contract has been issued to you.
Level Advantage 2 Income Advisory | Indexed Account Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Indexed-Account Risk. Each available Index will expose you to risks associated with equity markets. Equity markets are subject to the risk that the value of the securities may fall due to general market and economic conditions. Market volatility may exist with the Indices, which means that the value of the Indices can change dramatically over a short period of time in either direction. The Indices used are “price return Indices”, not “total return Indices”, meaning that each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index. Additionally, the ETF providers deduct fees and costs when calculating performance, which will reduce the ETF returns and will cause the ETF to underperform a direct investment in the securities composing the ETF. The Indices and ETFs do not represent a direct investment in the Index or ETF or in the securities tracked by the Index. We may change the Index on a particular Indexed Account if the Index is discontinued or if we feel the Index is no longer appropriate. This change may occur in the middle of an Indexed Segment and this change may impact how your Indexed Segment performance and Interim Value are calculated. See the Discontinuance or Substitution of an Index section later in the prospectus for more information. If we do not receive investment instructions from you by the end of an Indexed Term, we will invest your Segment Ending Value in a new Indexed Segment with the same Crediting Method, Indexed Term, Index, Protection Level, or Dual Rate, as applicable, if available. The Crediting Method for the new Indexed Segment could be less advantageous than the current Indexed Segment because the rate may be different. If the same type of Indexed Segment is not available, your Segment Ending Value will be moved to the 1-Year S&P 500® Price Return Index with Performance Cap, 100% Protection Level. If your Contract Value has been invested in a new Segment and you wish to withdraw your investment, the Contract Value for that Segment will equal the Interim Value. Investors in an Indexed Account have no rights in the linked Index. You will not have voting rights or rights to receive cash dividends or other rights that shareholders who invest in mutual funds based on these Indices or in the ETFs would have. Additional risks for specific Indices are as follows:●S&P 500® Price Return Index: This Index is comprised of equity securities issued by large-capitalization U.S. companies. In general large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.●Russell 2000® Price Return Index: Compared to mid-and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.●Capital Strength Net Fee IndexSM: This Index has fewer stocks than broad based indices; therefore, the risk is spread between fewer equity securities. This Index may not track other large cap indices.●First Trust American Leadership IndexTM: In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.●MSCI EAFE Price Return Index: International investing involves special risks not found in domestic investing, including political and social differences and currency fluctuations due to economic decisions. Emerging markets can be riskier than investing in well-established foreign markets. The risks associated with investing on a worldwide basis include differences in the regulation of financial data and reporting, currency exchange differences, as well as economic and political systems differences.●Capital Group Global Growth Equity ETF: Market conditions and global events can affect the value of securities held by the fund. Growth-oriented stocks and investments outside the United States may entail larger price swings and susceptibility to economic, political, and regulatory changes. Additionally, trading fund shares on the secondary market can lead to further fluctuations due to trading at different times and foreign exchanges differences.●Capital Group Growth ETF: Market conditions and global events can affect the value of securities held by the fund. Growth-oriented stocks and investments outside the United States may entail larger price swings and susceptibility to economic, political, and regulatory changes. Additionally, trading fund shares on the secondary market can lead to further fluctuations due to trading at different times and foreign exchanges differences.
Level Advantage 2 Income Advisory | Risks Associated with Crediting Methods and Protection Methods
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risks Associated with Crediting Methods and Protection Methods. The available Indexed Accounts with applicable Crediting Methods and Protection Methods will vary over time. Before investing in a new Indexed Segment, you should determine exactly what Indexed Accounts, Protection Methods, and Crediting Methods are available to you. There is no guarantee that more than one Indexed Account will be available in the future. You risk the possibility that you would find declared caps and rates unacceptable (i.e. could be lower than what were available at the time your Contract was issued), so you should make sure the Segment(s) you select is appropriate for your investment goals.●The Protection Method that is applicable to an Indexed Account only provides you with limited protection from negative Index performance at the end of an Indexed Term, or, in the case of Indexed Account with an Annual Lock, each Contract Year during the Indexed Segment. You could lose a significant amount of your Purchase Payment and/or prior earnings under the Contract despite these limits on negative Index returns. You also bear the risk that continued negative Index returns may result in zero or a negative Performance Rate being credited to your Contract Value over multiple strategy periods. Given that the Protection Method applies to a single Indexed Term, if an Indexed Account is credited with a negative Performance Rate for multiple Indexed Terms, the cumulative loss may exceed any single Indexed Term’s stated Protection Method. Similarly, if you select an Indexed Account with an Annual Lock, the Protection Level will apply each Contract Year during an Indexed Term, so if the Index has negative performance for multiple Contract Years during the Indexed Term, the cumulative loss reflected in the Performance Rate at the end of the Indexed Term may exceed any single Contract Year’s stated Protection Level. The Protection Method does not apply to your Interim Value, so in order to receive the full protection you must hold your investment until the end of the Indexed Term.●Gains in your Indexed Segments are limited by any applicable Performance Cap, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Performance Cap exists for the full term of the Indexed Segment unless Secure Lock+® is exercised. Generally, Indexed Segments with greater Protection Levels have lower Performance Caps. Performance Caps for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segments may be limited by any applicable Participation Rate, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. If the Participation Rate is less than 100%, the increase in your Segment Ending Value will never reflect the entire corresponding performance in the applicable Index over the Indexed Term. The Participation Rate exists for the full term of the Indexed Segment unless Secure Lock+® is exercised. Participation Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Participation Rates may differ from the Participation Rate used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segments are limited by any applicable Performance Trigger Rate. If the performance of the Index is zero or positive, a specified rate is used to determine the Segment Ending Value. The Performance Trigger Rate may be lower than the actual performance of the Index, which means that your return may be lower than if you had invested directly in a fund based on the applicable Index. The Performance Trigger Rate applies for the full term on the Indexed Segment unless Secure Lock+® is exercised. Generally, Indexed Segments with greater Protection Levels have lower Performance Trigger Rates. Performance Trigger Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Trigger Rates may differ from the Performance Trigger Rate used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segment are limited by any applicable Dual Performance Trigger Rate. The Dual Performance Trigger Rate is used in determining the Segment Ending Value. The Dual Performance Trigger Rate may be lower than the actual performance of the Index, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Dual Performance Trigger Rate applies for the full term of the Indexed Segment unless Secure Lock+® is exercised. Dual Performance Trigger Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Dual Performance Trigger Rates may differ from the Dual Performance Trigger Rate used for new Contracts or for the other Contracts issued at different times.●Gains in your Dual Plus Indexed Segment are limited by any applicable Performance Cap, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Performance Cap exists for the full term of the Indexed Segment. Performance Caps for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or other Contracts issued at different times.●For Indexed Accounts without an Annual Lock, the indexed performance credited to or deducted from your Indexed Segment is determined on the last day of the Indexed Term. It is not affected by the price of the Index on any date in between the effective date of the Indexed Account and the End Date of the Indexed Term. Annual Lock accounts are not affected by Index prices between the Annual Lock anniversaries.
Level Advantage 2 Income Advisory | Risks Associated with Secure Lock
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risks Associated with Secure Lock+® You should carefully consider whether and when to elect a Secure Lock+® of your Interim Value. A lock-in may only be requested once per Contract Year per Indexed Segment and is irrevocable. Your locked-in value could be less than if you chose not to lock- in. If you request a lock-in when the Interim Value is below the Indexed Crediting Base, Protection Levels do not apply, and you assume all loss. If you have elected to lock-in and the Interim Value supporting the Index Segment would have otherwise increased since the lock-in, you will not be able to take advantage of the increase. Additionally, you assume the risk that your Reset Rate may not be known when you request a lock-in and the Reset Rate may be lower, significantly lower than the rate prior to the lock-in. Secure Lock+® is not available with all Indexed Accounts or during the Income Phase of the Lincoln ProtectedPay® Select rider. Refer to the “Secure Lock+®” section for additional details and examples.
Level Advantage 2 Income Advisory | Election of Optional Benefit Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Potential Risks Associated with the Election of Optional Benefits. The optional benefits offered under the Contract are designed for different financial goals and to protect against different financial risks. There is a risk that you may not choose the benefit or benefits that are best suited for you based on your present or future needs and circumstances. In addition, if you elect an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for a benefit that did not provide a financial return. There is also a risk that any financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit. You should consult with your financial professional to determine which optional benefits (if any) are appropriate for you.
Level Advantage 2 Income Advisory | Cybersecurity and Business Interruption Risks
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Cybersecurity and Business Interruption Risks. We rely heavily on our computer systems and those of our business partners and service providers to conduct our business. As such, our business is vulnerable to cybersecurity risks and business interruption risks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data; interference with or denial of service; attacks on websites or systems; operational disruptions; and unauthorized release of confidential customer or business information. Cybersecurity risks affecting us, any third-party administrators, underlying funds, index providers, intermediaries, and service providers may adversely affect us and/or your Contract. For instance, systems failures and cyberattacks may interfere with our processing of Contract transactions, including order processing; impact our ability to calculate Contract values; cause the release and possible destruction of confidential customer or business information; and/or subject us to regulatory fines, litigation, financial losses or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that systems disruptions, cyberattacks and information security breaches will always be detected, prevented, or avoided in the future. In addition to cybersecurity risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts. Any such disasters could interfere with our business and our ability to administer the Contract. For example, they could lead to delays in our processing of Contract transactions, including orders from Contractowners, or could negatively impact our ability to calculate Contract values. They may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that negative impacts associated with natural and man-made disasters will always be avoided.
Level Advantage 2 Income Advisory | Purchase Payment Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Purchase Payment Risk. We do not accept additional Purchase Payments after the Contract has been issued to you. Accordingly, you will be unable to increase your Contract Value, Living Benefit Rider, or Death Benefit by making subsequent Purchase Payments. You should carefully consider the amount of your Purchase Payment when purchasing the Contract and whether to take a withdrawal under the Contract. The reduction of Contract Value as a result of a withdrawal may not be offset by gains as a result of positive performance of your investment selections. You must obtain our approval for a Purchase Payment totaling $1 million or more. This amount takes into consideration: ●the total Purchase Payments for all existing Lincoln Level Advantage®, Lincoln Level Advantage 2® and Lincoln Level Advantage 2 IncomeSM contracts for the same Contractowner, joint owner, or Annuitant; and ●the total Purchase Payment for all Contracts issued by the Company (or its affiliates) with a Living Benefit Rider for the same Contractowner, joint owner, and/or Annuitant. At the Company’s discretion, this amount may consider total Purchase Payments for all annuity contracts issued by the Company (or its affiliates) for the same Contractowner, joint owner, and/or Annuitant.
Level Advantage 2 Income Advisory | Deduction of Advisory Fee Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Deduction of Advisory Fee Risk. This deduction of advisory fees from Contract Value may reduce the Death Benefit and other guaranteed benefits, and may be subject to a negative Contract Adjustment, federal and state income taxes, and a 10% federal penalty tax.
Level Advantage 2 Income Advisory | Cap Rate Return Limit [Member] | Postive Return [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits Positive Return [Text Block]	a specified Performance Cap, which is the highest Performance Rate that we will credit. For example, if the Index return is 12%, and the Performance Cap is 4%, we will credit 4% in interest on the End Date of the Indexed Segment, meaning your Segment Ending Value will increase by 4%
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if the Index return is 12%, and the Performance Cap is 4%, we will credit 4% in interest on the End Date of the Indexed Segment, meaning your Segment Ending Value will increase by 4%
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]	If the Indexed Account has a Performance Cap, and the Index return is 12% and the Performance Cap is 10%, we will credit 10% in interest at the end of the Indexed Term.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]	Indexed Segments with Performance Caps, No Annual Locks. The Performance Cap is the maximum Performance Rate that can be credited to the Indexed Segment for an Indexed Term for which it is declared. For example, if the Index return is 12%, and the Performance Cap is 4%, we will credit 4% in interest on the End Date of the Indexed Segment, meaning your Segment Ending Value will increase by 4%. The Performance Cap may vary depending on the Death Benefit option, the Index, the Indexed Term length, and the Protection Level. Typically, Indexed Segments with greater Protection Levels have lower Performance Caps. The Performance Cap will not change during the Indexed Term unless Secure Lock+® is elected. The initial Performance Cap applies to the initial Indexed Term. The Company will declare, at its discretion, a Performance Cap for each subsequent Indexed Term. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times. If no Performance Cap is declared for an Indexed Term, there is no maximum Performance Rate for that Indexed Term. In no event will a Performance Cap be lower than what is shown in Appendix A – Investment Options Available Under The Contract. Information about current Performance Caps can be found at www.lfg.com/llarates and is incorporated into this prospectus by reference. The Performance Rate is the percentage change in the Index Value from the Start Date to the End Date, adjusted by the Protection Level and subject to the Performance Cap. The Performance Rate can be positive, negative or zero. The percentage change in the Index Value is calculated by subtracting the Index Value on the Start Date from the Index Value on the End Date, and the difference is divided by the Index Value on the Start Date. The daily Index Value is posted on the Index’s website. If an Index Value is not published for a particular day, we will use the Index Value at the close of the next Valuation Date the Index Value is published. If your Indexed Account has a Performance Cap and the percentage change of the Index Value from the Start Date to the End Date is positive and equal to or greater than the Performance Cap, then the Performance Rate equals the Performance Cap. If the percentage change is zero or positive and less than the Performance Cap, the Performance Rate equals the percentage change of the Index Value. If you have a Protection Level and the percentage change in the Index Value is less than zero, then the Performance Rate is the lesser of 1) 0%, or 2) the percentage change in the Index Value plus the Protection Level. The Performance Rate for Indexed Segments with a 100% Protection Level is zero if the percentage change is negative. The amount credited to or deducted from the Indexed Segment is equal to the Performance Rate multiplied by the Indexed Crediting Base on the End Date. This will be used to determine the Segment Ending Value. The Indexed Crediting Base is the amount you have allocated to the Indexed Segment, less any withdrawals during the Indexed Term deducted proportionately by the amount that the withdrawal reduced the Interim Value (described later in the Interim Value section). Withdrawals include any premium tax or rider fees and charges. The Performance Rate is used to determine the value credited after all adjustments. If the Performance Rate is positive, the value of your Indexed Segment will increase. If the Performance Rate is negative (after calculation including the Protection Level), the value of your Indexed Segment is reduced. If the Performance Rate is zero, the value of your Indexed Segment will not change. The following examples illustrate how we calculate the Performance Rate assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The examples assume no withdrawals. The Indexed Crediting Base is used only to calculate the performance of Indexed Accounts on the End Date, and to calculate the Interim Value. This amount is not available for surrender, withdrawal, reallocation, annuitization or as a Death Benefit. If Secure Lock+® has been elected, see the Secure Lock+® section below for additional information. Depending on market conditions, subsequent Performance Caps may be higher or lower than the initial Performance Cap. The Company will determine new Performance Caps on a basis that does not discriminate unfairly within any class of contracts.
Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]	The Performance Rate is the percentage change in the Index Value from the Start Date to the End Date, adjusted by the Protection Level and subject to the Performance Cap. The Performance Rate can be positive, negative or zero. The percentage change in the Index Value is calculated by subtracting the Index Value on the Start Date from the Index Value on the End Date, and the difference is divided by the Index Value on the Start Date. The daily Index Value is posted on the Index’s website. If an Index Value is not published for a particular day, we will use the Index Value at the close of the next Valuation Date the Index Value is published. If your Indexed Account has a Performance Cap and the percentage change of the Index Value from the Start Date to the End Date is positive and equal to or greater than the Performance Cap, then the Performance Rate equals the Performance Cap. If the percentage change is zero or positive and less than the Performance Cap, the Performance Rate equals the percentage change of the Index Value. If you have a Protection Level and the percentage change in the Index Value is less than zero, then the Performance Rate is the lesser of 1) 0%, or 2) the percentage change in the Index Value plus the Protection Level. The Performance Rate for Indexed Segments with a 100% Protection Level is zero if the percentage change is negative. The amount credited to or deducted from the Indexed Segment is equal to the Performance Rate multiplied by the Indexed Crediting Base on the End Date. This will be used to determine the Segment Ending Value. The Indexed Crediting Base is the amount you have allocated to the Indexed Segment, less any withdrawals during the Indexed Term deducted proportionately by the amount that the withdrawal reduced the Interim Value (described later in the Interim Value section). Withdrawals include any premium tax or rider fees and charges. The Performance Rate is used to determine the value credited after all adjustments. If the Performance Rate is positive, the value of your Indexed Segment will increase. If the Performance Rate is negative (after calculation including the Protection Level), the value of your Indexed Segment is reduced. If the Performance Rate is zero, the value of your Indexed Segment will not change. The following examples illustrate how we calculate the Performance Rate assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The examples assume no withdrawals.
Level Advantage 2 Income Advisory | Cap Rate Return Limit [Member] | Index-Linked Option Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Interest Crediting [Text Block]	Gains in your Indexed Segments are limited by any applicable Performance Cap, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Performance Cap exists for the full term of the Indexed Segment unless Secure Lock+® is exercised. Generally, Indexed Segments with greater Protection Levels have lower Performance Caps. Performance Caps for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times.
Level Advantage 2 Income Advisory | Participation Rate Return Limit [Member] | Postive Return [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits Positive Return [Text Block]	a Participation Rate, which is a specified percentage of positive Index performance. For example, if the Index return is 20%, and the Participation Rate is 90%, we will credit 18% in interest on the End Date of the Indexed Segment, meaning your Segment Ending Value will increase by 18%
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if the Index return is 20%, and the Participation Rate is 90%, we will credit 18% in interest on the End Date of the Indexed Segment, meaning your Segment Ending Value will increase by 18%
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]	●If the Indexed Account has a Participation Rate, and the Index return is 12%, and the Participation Rate is 90%, we will credit 10.8% in interest at the end of the Indexed Term.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]	Indexed Segments with Participation Rates. The Participation Rate represents the portion of the Index performance that is reflected in the value of the Indexed Segment. For example, if the Index return is 20%, and the Participation Rate is 90%, we will credit 18% in interest on the End Date of the Indexed Segment, meaning your Segment Ending Value will increase by 18%. The Participation Rate may be equal to, or greater or less than 100%, and may vary depending on the Death Benefit option, the Index, the Indexed Term length, and the Protection Level. The Participation Rate will not change during the Indexed Term unless Secure Lock+® is elected. The initial Participation Rate applies to the initial Indexed Term. The Company will declare, at its discretion, a Participation Rate for each subsequent Indexed Term. Subsequent Participation Rates may differ from the Participation Rate used for new Contracts or for other Contracts issued at different times. In no event will a Participation Rate be lower than what is shown in Appendix A – Investment Options Available Under The Contract. Information about current Participation Rates can be found at www.lfg.com/llarates and is incorporated into this prospectus by reference. The Performance Rate is the percentage change in the Index Value from the Start Date to the End Date, adjusted by the Participation Rate and the Protection Level. The Performance Rate can be positive, negative, or zero. The percentage change in the Index Value is calculated by subtracting the Index Value on the Start Date from the Index Value on the End Date, and the difference is divided by the Index Value on the Start Date. The daily Index Value is posted on the Index’s website. If an Index Value is not published for a particular day, we will use the Index Value at the close of the next Valuation Date the Index Value is published. If the percentage change of the Index Value from the Start Date to the End Date is zero or positive, then the Performance Rate equals the Participation Rate multiplied by the percentage change. If the percentage change in the Index Value is less than zero, then the Performance Rate is the lesser of 1) 0%, or 2) the percentage change in the Index Value plus the Protection Level. The amount credited to or deducted from the Indexed Segment is equal to the Performance Rate multiplied by the Indexed Crediting Base on the End Date. This will be used to determine the Segment Ending Value. The Indexed Crediting Base is the amount you have allocated to the Indexed Segment, less any withdrawals during the Indexed Term deducted proportionately by the amount that the withdrawal reduced the Interim Value. Withdrawals include any premium tax or rider fees and charges. If the Performance Rate is positive, the value of your Indexed Segment will increase. If the Performance Rate is negative (after calculation including the Protection Level), the value of your Indexed Segment is reduced. If the Performance Rate is zero, the value of your Indexed Segment will not change. The Segment Ending Value on the End Date is equal to the sum of A and (A multiplied by B) where: A = the Indexed Crediting Base on the End Date and B = the Performance Rate. The following examples illustrate how we calculate the Performance Rate assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The examples assume no withdrawals. Indexed Term Segment Start Date = 1/8/2026
Indexed Account = 3-Year with a 115% Participation Rate
Allocation to Indexed Segment = $100,000
Indexed Crediting Base = $100,000
			B	A	= A + (A x B)
Indexed Segment Anniversary	Index % Change	Participation Rate	Performance Rate	Indexed Crediting Base on the End Date (Prior to Segment Maturity Value calculation)	Segment Maturity Value
1/8/2029	+20%	115%	20% x 115% = 23%	$100,000	$123,000
Example for Indexed Segment with lower declared Participation Rate: Indexed Term Segment Start Date = 1/8/2026
Indexed Account = 3-Year with a 95% Participation Rate
Allocation to Indexed Segment = $100,000
Indexed Crediting Base = $100,000
			B	A	= A + (A x B)
Indexed Segment Anniversary	Index % Change	Participation Rate	Performance Rate	Indexed Crediting Base on the End Date (Prior to Segment Maturity Value calculation)	Segment Maturity Value
1/8/2029	+15%	+95%	15% x 95% = 14.25%	$100,000	$114,250
The following examples show Performance Rates assuming an initial Participation Rate of 95% and 105%. The Indexed Crediting Base is used only to calculate the performance of Indexed Accounts on the End Date, and to calculate the Interim Value. This amount is not available for surrender, withdrawal, reallocation, annuitization or as a Death Benefit. Depending on market conditions, subsequent Participation Rates may be higher or lower than the initial Participation Rate. Subsequent Participation Rates may differ from the Participation Rate used for new Contracts or for other Contracts issued at different times. The Company will determine new Participation Rates on a basis that does not discriminate unfairly within any class of contracts. If Secure Lock+® has been elected, see the Secure Lock+® section below for additional information.
Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]	The Performance Rate is the percentage change in the Index Value from the Start Date to the End Date, adjusted by the Participation Rate and the Protection Level. The Performance Rate can be positive, negative, or zero. The percentage change in the Index Value is calculated by subtracting the Index Value on the Start Date from the Index Value on the End Date, and the difference is divided by the Index Value on the Start Date. The daily Index Value is posted on the Index’s website. If an Index Value is not published for a particular day, we will use the Index Value at the close of the next Valuation Date the Index Value is published. If the percentage change of the Index Value from the Start Date to the End Date is zero or positive, then the Performance Rate equals the Participation Rate multiplied by the percentage change. If the percentage change in the Index Value is less than zero, then the Performance Rate is the lesser of 1) 0%, or 2) the percentage change in the Index Value plus the Protection Level. The amount credited to or deducted from the Indexed Segment is equal to the Performance Rate multiplied by the Indexed Crediting Base on the End Date. This will be used to determine the Segment Ending Value. The Indexed Crediting Base is the amount you have allocated to the Indexed Segment, less any withdrawals during the Indexed Term deducted proportionately by the amount that the withdrawal reduced the Interim Value. Withdrawals include any premium tax or rider fees and charges. If the Performance Rate is positive, the value of your Indexed Segment will increase. If the Performance Rate is negative (after calculation including the Protection Level), the value of your Indexed Segment is reduced. If the Performance Rate is zero, the value of your Indexed Segment will not change. The Segment Ending Value on the End Date is equal to the sum of A and (A multiplied by B) where: A = the Indexed Crediting Base on the End Date and B = the Performance Rate. The following examples illustrate how we calculate the Performance Rate assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The examples assume no withdrawals. Indexed Term Segment Start Date = 1/8/2026
Indexed Account = 3-Year with a 115% Participation Rate
Allocation to Indexed Segment = $100,000
Indexed Crediting Base = $100,000
			B	A	= A + (A x B)
Indexed Segment Anniversary	Index % Change	Participation Rate	Performance Rate	Indexed Crediting Base on the End Date (Prior to Segment Maturity Value calculation)	Segment Maturity Value
1/8/2029	+20%	115%	20% x 115% = 23%	$100,000	$123,000
Example for Indexed Segment with lower declared Participation Rate: Indexed Term Segment Start Date = 1/8/2026
Indexed Account = 3-Year with a 95% Participation Rate
Allocation to Indexed Segment = $100,000
Indexed Crediting Base = $100,000
			B	A	= A + (A x B)
Indexed Segment Anniversary	Index % Change	Participation Rate	Performance Rate	Indexed Crediting Base on the End Date (Prior to Segment Maturity Value calculation)	Segment Maturity Value
1/8/2029	+15%	+95%	15% x 95% = 14.25%	$100,000	$114,250
The following examples show Performance Rates assuming an initial Participation Rate of 95% and 105%.
Level Advantage 2 Income Advisory | Participation Rate Return Limit [Member] | Index-Linked Option Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Interest Crediting [Text Block]	Gains in your Indexed Segments may be limited by any applicable Participation Rate, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. If the Participation Rate is less than 100%, the increase in your Segment Ending Value will never reflect the entire corresponding performance in the applicable Index over the Indexed Term. The Participation Rate exists for the full term of the Indexed Segment unless Secure Lock+® is exercised. Participation Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Participation Rates may differ from the Participation Rate used for new Contracts or for other Contracts issued at different times.
Level Advantage 2 Income Advisory | Performance Trigger Rate | Postive Return [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits Positive Return [Text Block]	a Performance Trigger Rate that provides a specified rate of return if the Index performance is zero or positive. For example, if the Index return is 12%, and the Performance Trigger Rate is 4%, we will credit 4% in interest on the End Date of the Indexed Segment, meaning your Segment Ending Value will increase by 4%. Alternatively, if the Index return is 1%, and the Performance Trigger Rate is 4%, we will credit 4% in interest on the End Date of the Indexed Segment, meaning your Segment Ending Value will increase by 4%
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if the Index return is 12%, and the Performance Trigger Rate is 4%, we will credit 4% in interest on the End Date of the Indexed Segment, meaning your Segment Ending Value will increase by 4%. Alternatively, if the Index return is 1%, and the Performance Trigger Rate is 4%, we will credit 4% in interest on the End Date of the Indexed Segment, meaning your Segment Ending Value will increase by 4%
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]	If the Indexed Account has a Performance Trigger Rate, and the Index return is 12% and the Performance Trigger Rate is 10%, we will credit 10% in interest at the end of the Indexed Term.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]	Indexed Segments with Performance Trigger Rate. The Performance Trigger Rate is a rate of return for an Indexed Segment that we declare at the beginning of the Indexed Term that is used to determine the Segment Ending Value if the Index return for the Indexed Term is zero or positive. For example, if the Index return is 12%, and the Performance Trigger Rate is 4%, we will credit 4% in interest on the End Date of the Indexed Segment, meaning your Segment Ending Value will increase by 4%. Alternatively, if the Index return is 1%, and the Performance Trigger Rate is 4%, we will credit 4% in interest on the End Date of the Indexed Segment, meaning your Segment Ending Value will increase by 4%. The Performance Trigger Rate may vary depending on the Death Benefit option, the Index, the Indexed Term length, and the Protection Level. Typically, Indexed Segments with greater Protection Levels have lower Performance Trigger Rates. The Performance Trigger Rate will not change during the Indexed Term unless Secure Lock+® is elected. The initial Performance Trigger Rate applies to the initial Indexed Term. The Company will declare, at its discretion, a Performance Trigger Rate for each subsequent Indexed Term. Subsequent Performance Trigger Rates may differ from the Performance Trigger Rate used for new Contracts or for other Contracts issued at different times. In no event will a Performance Trigger Rate be lower than what is shown in Appendix A – Investment Options Available Under The Contract. Information about current Performance Trigger Rates can be found at www.lfg.com/llarates and is incorporated into this prospectus by reference. The Performance Rate is the percentage change in the Index Value from the Start Date to the End Date, adjusted by the Protection Level and subject to the Performance Trigger Rate. The Performance Rate can be positive, negative, or zero. The percentage change in the Index Value is calculated by subtracting the Index Value on the Start Date from the Index Value on the End Date, and the difference is divided by the Index Value on the Start Date. If the percentage change of the Index Value is greater than or equal to zero on the End Date, the Performance Rate is equal to the Performance Trigger Rate. The daily Index Value is posted on the Index’s website. If an Index Value is not published for a particular day, we will use the Index Value at the close of the next Valuation Date the Index Value is published. If you have a Protection Level and the percentage change in the Index Value is less than zero, then the Performance Rate is the lesser of 1) 0%, or 2) the percentage change in the Index Value plus the Protection Level. The amount credited to or deducted from the Indexed Segment is equal to the Performance Rate multiplied by the Indexed Crediting Base on the End Date. This will be used to determine the Segment Ending Value. The Indexed Crediting Base is the amount you have allocated to the Indexed Segment, less any withdrawals during the Indexed Term deducted proportionately by the amount that the withdrawal reduced the Interim Value. Withdrawals include any premium tax or rider fees and charges. If the Performance Rate is positive, the value of your Indexed Segment will increase. If the Performance Rate is negative (after calculation including the Protection Level), the value of your Indexed Segment is reduced. If the Performance Rate is zero, the value of your Indexed Segment will not change. The following examples illustrate how we calculate the Performance Rate assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The example assumes no withdrawals. The Indexed Crediting Base is used only to calculate the performance of Indexed Accounts on the End Date, and to calculate the Interim Value. This amount is not available for surrender, withdrawal, reallocation, annuitization or as a Death Benefit. Depending on market conditions, subsequent Performance Trigger Rates may be higher or lower than the initial Performance Trigger Rate. Subsequent Performance Trigger Rates may differ from the Performance Trigger Rate used for new Contracts or for other Contracts issued at different times. The Company will determine new Performance Trigger Rates on a basis that does not discriminate unfairly within any class of contracts. If Secure Lock+® has been elected, see the Secure Lock+® section below for additional information.
Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]	The Performance Rate is the percentage change in the Index Value from the Start Date to the End Date, adjusted by the Protection Level and subject to the Performance Trigger Rate. The Performance Rate can be positive, negative, or zero. The percentage change in the Index Value is calculated by subtracting the Index Value on the Start Date from the Index Value on the End Date, and the difference is divided by the Index Value on the Start Date. If the percentage change of the Index Value is greater than or equal to zero on the End Date, the Performance Rate is equal to the Performance Trigger Rate. The daily Index Value is posted on the Index’s website. If an Index Value is not published for a particular day, we will use the Index Value at the close of the next Valuation Date the Index Value is published. If you have a Protection Level and the percentage change in the Index Value is less than zero, then the Performance Rate is the lesser of 1) 0%, or 2) the percentage change in the Index Value plus the Protection Level. The amount credited to or deducted from the Indexed Segment is equal to the Performance Rate multiplied by the Indexed Crediting Base on the End Date. This will be used to determine the Segment Ending Value. The Indexed Crediting Base is the amount you have allocated to the Indexed Segment, less any withdrawals during the Indexed Term deducted proportionately by the amount that the withdrawal reduced the Interim Value. Withdrawals include any premium tax or rider fees and charges. If the Performance Rate is positive, the value of your Indexed Segment will increase. If the Performance Rate is negative (after calculation including the Protection Level), the value of your Indexed Segment is reduced. If the Performance Rate is zero, the value of your Indexed Segment will not change. The following examples illustrate how we calculate the Performance Rate assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The example assumes no withdrawals.
Level Advantage 2 Income Advisory | Performance Trigger Rate | Index-Linked Option Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Interest Crediting [Text Block]	Gains in your Indexed Segments are limited by any applicable Performance Trigger Rate. If the performance of the Index is zero or positive, a specified rate is used to determine the Segment Ending Value. The Performance Trigger Rate may be lower than the actual performance of the Index, which means that your return may be lower than if you had invested directly in a fund based on the applicable Index. The Performance Trigger Rate applies for the full term on the Indexed Segment unless Secure Lock+® is exercised. Generally, Indexed Segments with greater Protection Levels have lower Performance Trigger Rates. Performance Trigger Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Trigger Rates may differ from the Performance Trigger Rate used for new Contracts or for other Contracts issued at different times.Gains in your Indexed Segment are limited by any applicable Dual Performance Trigger Rate. The Dual Performance Trigger Rate is used in determining the Segment Ending Value. The Dual Performance Trigger Rate may be lower than the actual performance of the Index, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Dual Performance Trigger Rate applies for the full term of the Indexed Segment unless Secure Lock+® is exercised. Dual Performance Trigger Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Dual Performance Trigger Rates may differ from the Dual Performance Trigger Rate used for new Contracts or for the other Contracts issued at different times.
Level Advantage 2 Income Advisory | Dual Performance Trigger Rate | Postive Return [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits Positive Return [Text Block]	a Dual Performance Trigger Rate, which will either provide a specific rate of return if the Index performance is positive, zero or negative within the Protection Level or be added to the Index performance and the Protection Level if the Index performance is negative and beyond the Protection Level. For example, if the Index return is 12%, and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest on the End Date of the Indexed Segment, meaning your Segment Ending Value will increase by 8%; if the Index return is 2% and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest on the End Date of the Indexed Segment, meaning your Segment Ending Value will increase by 8%; or
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if the Index return is 12%, and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest on the End Date of the Indexed Segment, meaning your Segment Ending Value will increase by 8%; if the Index return is 2% and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest on the End Date of the Indexed Segment, meaning your Segment Ending Value will increase by 8%
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]	If the Indexed Account has a Dual Performance Trigger Rate, and the Index return is 12% and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest at the end of the Indexed Term.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]	Indexed Segments with Dual Performance Trigger Rate. The Dual Performance Trigger Rate is a rate of return for an Indexed Segment that we declare at the beginning of the Indexed Term. It is used, in part, to determine the Segment Ending Value. The Dual Performance Trigger Rate may vary depending on the Death Benefit option, the Index, the Indexed Term, and the Protection Level you select. The Dual Performance Trigger Rate will not change during the Indexed Term unless Secure Lock+® is elected. Typically, Indexed Segments with greater Protection Levels have lower Dual Performance Trigger Rates. The initial Dual Performance Trigger Rate applies to the initial Indexed Term. The Company will declare, at its discretion, a Dual Performance Trigger Rate for each subsequent Indexed Term, if any. Subsequent Dual Performance Trigger Rates may differ from the Dual Performance Trigger Rate used for new Contracts or for other Contracts issued at different times. In no event will a Dual Performance Trigger Rate be lower than what is shown in Appendix A – Investment Options Available Under The Contract. Information about current Dual Performance Trigger Rates can be found at www.lfg.com/llarates and is incorporated into this prospectus by reference. The Performance Rate is the percentage change in the Index Value from the Start Date to the End Date, adjusted by the Protection Level and the Dual Performance Trigger Rate. The Performance Rate can be positive, negative, or zero. The percentage change in the Index Value is calculated by subtracting the Index Value on the Start Date from the Index Value on the End Date, with the difference then divided by the Index Value on the Start Date. The daily Index Value is posted on the Index’s website. If an Index Value is not published for a particular day, we will use the Index Value at the close of the next Valuation Date the Index Value is published. If the percentage change of the Index Value is greater than or equal to zero on the End Date, the Performance Rate is equal to the Dual Performance Trigger Rate. For example, if the Index return is 12%, and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest on the End Date of the Indexed Segment, meaning your Segment Ending Value will increase by 8%. If the percentage change in the Index Value is less than zero but within the Protection Level, the Performance Rate is equal to the Dual Performance Trigger Rate. For example, if the Index return is -5%, the Protection Level is 10% and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest on the End Date of the Indexed Segment, meaning your Segment Ending Value will increase by 8%. If the percentage change in the Index Value is negative and beyond Protection Level, the Performance Rate is the percentage change in the Index Value, plus the Dual Performance Trigger Rate, plus the Protection Level. The Performance Rate could be negative. For example, if the Index return is -20%, the Protection Level is 10% and the Dual Performance Trigger Rate is 8%, we will deduct 2% in interest on the End Date of the Indexed Segment, meaning your Segment Ending Value will decrease by 2%. The amount credited to or deducted from the Indexed Segment is equal to the Performance Rate multiplied by the Indexed Crediting Base on the End Date. This will be used to determine the Segment Ending Value. The Indexed Crediting Base is the amount that you have allocated to the Indexed Segment, less any transfers or withdrawals during the Indexed Term deducted proportionately by the amount that the transfers or withdrawals reduced the Interim Value. Withdrawals include any premium tax or rider fees and charges. The Performance Rate is used to determine the value credited after all adjustments. If the Performance Rate is positive, the value of your Indexed Segment will increase. If the Performance Rate is negative (after calculation including the Protection Level), the value of your Indexed Segment will be reduced. If the Performance Rate is zero, the value of your Indexed Segment will not change. The Indexed Crediting Base is used only to calculate the performance of Indexed Accounts on the End Date and to calculate the Interim Value. This amount is not available for surrender, withdrawal, reallocation, annuitization or as a Death Benefit. The following examples show the Performance Rates assuming an initial Dual Performance Trigger Rate of 6% and a Protection Level of 10%. Depending on market conditions, subsequent Dual Performance Trigger Rates may be higher or lower than the initial Dual Performance Trigger Rate. Subsequent Dual Performance Trigger Rates may differ from the Dual Performance Trigger Rate used for new contracts or for other contracts issued at different times. The Company will determine new Dual Performance Trigger Rates on a basis that does not discriminate unfairly within any class of contracts. If Secure Lock+® has been elected, see the Secure Lock+® section below for additional information.
Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]	The Performance Rate is the percentage change in the Index Value from the Start Date to the End Date, adjusted by the Protection Level and the Dual Performance Trigger Rate. The Performance Rate can be positive, negative, or zero. The percentage change in the Index Value is calculated by subtracting the Index Value on the Start Date from the Index Value on the End Date, with the difference then divided by the Index Value on the Start Date. The daily Index Value is posted on the Index’s website. If an Index Value is not published for a particular day, we will use the Index Value at the close of the next Valuation Date the Index Value is published. If the percentage change of the Index Value is greater than or equal to zero on the End Date, the Performance Rate is equal to the Dual Performance Trigger Rate. For example, if the Index return is 12%, and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest on the End Date of the Indexed Segment, meaning your Segment Ending Value will increase by 8%. If the percentage change in the Index Value is less than zero but within the Protection Level, the Performance Rate is equal to the Dual Performance Trigger Rate. For example, if the Index return is -5%, the Protection Level is 10% and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest on the End Date of the Indexed Segment, meaning your Segment Ending Value will increase by 8%. If the percentage change in the Index Value is negative and beyond Protection Level, the Performance Rate is the percentage change in the Index Value, plus the Dual Performance Trigger Rate, plus the Protection Level. The Performance Rate could be negative. For example, if the Index return is -20%, the Protection Level is 10% and the Dual Performance Trigger Rate is 8%, we will deduct 2% in interest on the End Date of the Indexed Segment, meaning your Segment Ending Value will decrease by 2%. The amount credited to or deducted from the Indexed Segment is equal to the Performance Rate multiplied by the Indexed Crediting Base on the End Date. This will be used to determine the Segment Ending Value. The Indexed Crediting Base is the amount that you have allocated to the Indexed Segment, less any transfers or withdrawals during the Indexed Term deducted proportionately by the amount that the transfers or withdrawals reduced the Interim Value. Withdrawals include any premium tax or rider fees and charges. The Performance Rate is used to determine the value credited after all adjustments. If the Performance Rate is positive, the value of your Indexed Segment will increase. If the Performance Rate is negative (after calculation including the Protection Level), the value of your Indexed Segment will be reduced. If the Performance Rate is zero, the value of your Indexed Segment will not change. The Indexed Crediting Base is used only to calculate the performance of Indexed Accounts on the End Date and to calculate the Interim Value. This amount is not available for surrender, withdrawal, reallocation, annuitization or as a Death Benefit. The following examples show the Performance Rates assuming an initial Dual Performance Trigger Rate of 6% and a Protection Level of 10%.
Level Advantage 2 Income Advisory | Dual Rate | Postive Return [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if the Index return is 60%, and the Performance Cap is 50%, we will credit 50% in interest on the End Date of the Indexed Segment, meaning your Segment Ending Value will increase by 50%; if the Index return is 4% and the Performance Cap is 50% and the Dual Rate is 15%, we will credit 15% in interest on the End Date of the Indexed Segment, meaning your Segment Ending Value will increase by 15%.
Level Advantage 2 Income Advisory | Dual Rate | Zero Return [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits Positive Return [Text Block]	a Dual Rate, which will either provide a minimum rate of return if the Index performance is between zero and the Dual Rate, or will be added to the Index performance if the Index performance is negative. An Index Account with a Dual Rate will also have a Performance Cap, which is the highest Performance Rate that we will credit if the Index performance exceeds the Dual Rate. For example, if the Index return is 60%, and the Performance Cap is 50%, we will credit 50% in interest on the End Date of the Indexed Segment, meaning your Segment Ending Value will increase by 50%; if the Index return is 4% and the Performance Cap is 50% and the Dual Rate is 15%, we will credit 15% in interest on the End Date of the Indexed Segment, meaning your Segment Ending Value will increase by 15%.
Level Advantage 2 Income Advisory | Dual Rate | Negative Return [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Example of Limiting the Negative Return Risk [Text Block]	The Dual Rate will limit negative (downside) Index returns. For example, if the Index return is -25% and the Dual Rate is 15%, we will deduct 10% at the end of the Indexed Term.
Level Advantage 2 Income Advisory | Reset Rate | Postive Return [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]	A Reset Rate may limit positive Index return if you choose to lock the Interim Value of an Indexed Segment under Secure Lock+®. For example, if the Index return is 12%, and the Reset Rate is a 2% Performance Cap, we will credit 2% in interest at the end of the Indexed Term.
Level Advantage 2 Income Advisory | Reset Rate | Postive Return [Member] | Interim Value Secure LockPlus
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits Positive Return [Text Block]	In addition, the Reset Rate may limit a positive Index return if you choose to lock the Interim Value of an Indexed Segment under Secure Lock+®. We will reset the Indexed Segment Performance Cap rate, Participation Rate, Performance Trigger Rate, or Dual Performance Trigger Rate for the remainder of the Indexed Term following the lock, and these Reset Rates may be lower than the original rates. For example, if the Performance Cap is 4% and you choose to lock in the Interim Value, then on the next Monthly Anniversary date, we could reset the Performance Cap for the remaining Indexed Term to 2%. If the Index return at the end of the Indexed Term is 12%, we will credit 2% in interest on the End Date of the Indexed Segment.
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if the Performance Cap is 4% and you choose to lock in the Interim Value, then on the next Monthly Anniversary date, we could reset the Performance Cap for the remaining Indexed Term to 2%. If the Index return at the end of the Indexed Term is 12%, we will credit 2% in interest on the End Date of the Indexed Segment.
Level Advantage 2 Income Advisory | Dual Rate and Performance Cap | Postive Return [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]	If the Indexed Account has a Dual Rate and Performance Cap, and the Index return is 60% and the Performance Cap is 50%, we will credit 50% in interest at the end of the Indexed Term.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]	Indexed Segments with Dual Plus. The Dual Plus Indexed Accounts offer a Dual Rate and Performance Cap for an Indexed Segment that we declare at the beginning of the Indexed Term that are both used in determining the Segment Ending Value. The Performance Cap is the maximum Performance Rate that can be credited to the Indexed Segment for an Indexed Term for which it is declared. For example, if the Index return is 60%, and the Performance Cap is 50%, we will credit 50% in interest on the End Date of the Indexed Segment, meaning your Segment Ending Value will increase by 50%. The Performance Cap may vary depending on the Death Benefit option, the Index, and the Indexed Term length. The Performance Cap will not change during the Indexed Term. The Dual Rate will not vary depending on the Death Benefit option, the Index, or the Indexed Term length and will not change from one Indexed Term to the next. The initial Performance Cap applies to the initial Indexed Term. The Company will declare, at its discretion, a Performance Cap for each subsequent Indexed Term. If no Performance Cap is declared for an Indexed Term, there is no maximum Performance Rate for that Indexed Term. In no event will a Performance Cap be lower than what is shown in Appendix A – Investment Options Available Under The Contract. Information about current Performance Caps can be found at www.lfg.com/llarates and is incorporated into this prospectus by reference. The Performance Rate is the percentage change in the Index Value from the Start Date to the End Date, adjusted by the Dual Rate and Performance Cap Rate. The percentage change is calculated by subtracting the Index Value as of the beginning of the Indexed Term from the Index Value at the end of the Indexed Term. The difference is then divided by the Index Value as of the beginning of the Indexed Term. The Performance Rate equals (1) the Dual Rate if the percentage change of the Index Value from the Start Date to the End Date for an Indexed Term is zero, or is positive and equal to or less than the Dual Rate; or (2) the percentage change up to the Performance Cap if the percentage change is higher than the Dual Rate; or (3) the Performance Cap if the percentage change is higher than the Performance Cap; or (4) the percentage the Index has decreased plus the Dual Rate, if the Index Value at the end of the Indexed Term is less than the Index Value at the beginning of the Indexed Term. If the Performance Rate is negative, the value of your Indexed Segment is reduced. The amount credited to or deducted from the Indexed Segment, is equal to the Performance Rate multiplied by the Indexed Crediting Base on the End Date. This will be used to determine the Segment Ending Value as set forth below. The Indexed Crediting Base is the amount that you have allocated to the Indexed Segment, less any transfers or withdrawals during the Indexed Term deducted proportionately by the amount that the transfer or withdrawal reduced the Interim Value. Withdrawals include any premium tax, or rider fees and charges. The Performance Rate is used to determine the value credited after all adjustments. The Segment Ending Value on the End Date is equal to the sum of A plus (A multiplied by B) where: A = the Indexed Crediting Base on the End Date and B = the Performance Rate. The Indexed Crediting Base is used only to calculate the performance of Indexed Accounts on the End Date and to calculate the Interim Value. This amount is not available for surrender, withdrawal, transfer, annuitization or as a Death Benefit. The following examples show the Performance Rates assuming a Dual Rate of 15% and an initial Performance Cap of 75%. Depending on market conditions, subsequent Performance Caps may be higher or lower than the initial Performance Cap. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times. The Company will determine new Performance Caps on a basis that does not discriminate unfairly within any class of contracts.
Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]	The Performance Rate is the percentage change in the Index Value from the Start Date to the End Date, adjusted by the Dual Rate and Performance Cap Rate. The percentage change is calculated by subtracting the Index Value as of the beginning of the Indexed Term from the Index Value at the end of the Indexed Term. The difference is then divided by the Index Value as of the beginning of the Indexed Term. The Performance Rate equals (1) the Dual Rate if the percentage change of the Index Value from the Start Date to the End Date for an Indexed Term is zero, or is positive and equal to or less than the Dual Rate; or (2) the percentage change up to the Performance Cap if the percentage change is higher than the Dual Rate; or (3) the Performance Cap if the percentage change is higher than the Performance Cap; or (4) the percentage the Index has decreased plus the Dual Rate, if the Index Value at the end of the Indexed Term is less than the Index Value at the beginning of the Indexed Term. If the Performance Rate is negative, the value of your Indexed Segment is reduced. The amount credited to or deducted from the Indexed Segment, is equal to the Performance Rate multiplied by the Indexed Crediting Base on the End Date. This will be used to determine the Segment Ending Value as set forth below. The Indexed Crediting Base is the amount that you have allocated to the Indexed Segment, less any transfers or withdrawals during the Indexed Term deducted proportionately by the amount that the transfer or withdrawal reduced the Interim Value. Withdrawals include any premium tax, or rider fees and charges. The Performance Rate is used to determine the value credited after all adjustments. The Segment Ending Value on the End Date is equal to the sum of A plus (A multiplied by B) where: A = the Indexed Crediting Base on the End Date and B = the Performance Rate. The Indexed Crediting Base is used only to calculate the performance of Indexed Accounts on the End Date and to calculate the Interim Value. This amount is not available for surrender, withdrawal, transfer, annuitization or as a Death Benefit. The following examples show the Performance Rates assuming a Dual Rate of 15% and an initial Performance Cap of 75%.
Level Advantage 2 Income Advisory | Dual Rate and Performance Cap | Index-Linked Option Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Interest Crediting [Text Block]	Gains in your Dual Plus Indexed Segment are limited by any applicable Performance Cap, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Performance Cap exists for the full term of the Indexed Segment. Performance Caps for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or other Contracts issued at different times.
Level Advantage 2 Income Advisory | Performance Cap Annual Lock | Postive Return [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]	Indexed Segments with Performance Caps with Annual Locks. For an Indexed Segment with Annual Locks, the Performance Rate will be calculated in the same manner as without Annual Locks (see discussion above), except it will be calculated on each Index Anniversary Date. The performance will NOT be credited to or deducted from the Indexed Segment, however, until the End Date of the Indexed Term (at the end of the 6th year). The amount of the performance credited or deducted from the Indexed Segment on the End Date equals the sum of the annual performance amounts on each Indexed Anniversary Date, adjusted for any withdrawals, transfers, or annuitization. On the first Indexed Anniversary Date, the performance equals the Performance Rate change multiplied by the Indexed Crediting Base. This performance amount is added to or deducted from the Indexed Crediting Base. This adjusted Indexed Crediting Base becomes the Indexed Crediting Base for the next one-year period. On each Indexed Anniversary Date thereafter, the return for the year is credited to or deducted from the Indexed Crediting Base and the adjusted Indexed Crediting Base carries over to the next one-year period. As a result, a loss you incur in one year will reduce the amount invested for the next year. In a continuing down market, you could lose in excess of the applicable Protection Level. For example, if the Protection Level is 10%, in a continuing down market, you could lose more than 90% of your investment. On the other hand, a gain you incur in one year will increase the Indexed Crediting Base for the next year, upon which future gains (if any) will be calculated. The Segment Ending Value will equal the value of the Indexed Crediting Base on the End Date (after the adjustment for performance on the last Indexed Anniversary Date). The Indexed Crediting Base is used only to calculate the performance of Indexed Segments on the Indexed Anniversary Date and to calculate the Interim Value. This amount is not available for surrender, withdrawal, transfer, annuitization or as a Death Benefit. In addition to the Indexed Crediting Base adjustment for performance, withdrawals and transfers reduce the Indexed Crediting Base in the same proportion that withdrawals and transfers reduce the Interim Value. The initial Performance Cap applies to the initial Indexed Term. The Company will declare, at its discretion, a Performance Cap for each subsequent Indexed Term. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times. If no Performance Cap is declared for an Indexed Term, there is no maximum Performance Rate for that Indexed Term. In no event will a Performance Cap be lower than what is shown in Appendix A – Investment Options Available Under The Contract. Information about current Performance Caps can be found at www.lfg.com/llarates and is incorporated in this prospectus by reference. The following examples illustrate how we calculate the Performance Rate assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The examples assume no withdrawals. Indexed Term Segment Start Date = 1/8/2026
Indexed Account = 6-Year with Annual Locks with a 10% annual Performance Cap and 10% Protection Level

Allocation to Indexed Segment = $100,000
Indexed Crediting Base at Beginning of Term = $100,000
Indexed Segment Anniversary	Index % Change	Indexed Segment Performance Rate (adjusted for Cap or Protection Level)	Indexed Segment Performance Amount	Adjusted Indexed Crediting Base/ Anniversary Value
1/8/2027	+7%	+7%	$7,000	$107,000
1/8/2028	+12%	+10%	$10,700	$117,700
1/8/2029	-13%	-3%	-$3,531	$114,169
1/8/2030	-5%	0%	$0	$114,169
1/8/2031	+5%	+5%	$5,708	$119,877
1/8/2032	+17%	+10%	$11,988	$131,865
Note: The Segment Ending Value is $131,865. The $31,865 (the sum of the values on each Index Anniversary) is not credited to your Contract Value until the end of the 6-year Indexed Term. Until the end of the Indexed Term, with an Annual Lock account, the Interim Value calculation applies. The anniversary amounts are not available to you and are used only for calculation purposes as the Indexed Crediting Base for the next year. Depending on market conditions, Performance Caps on subsequent 6-year Indexed Terms with Annual Locks may be higher or lower than the initial Performance Cap. The Company will determine new Performance Caps on a basis that does not discriminate unfairly within any class of contracts.
Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]	The following examples illustrate how we calculate the Performance Rate assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The examples assume no withdrawals. Indexed Term Segment Start Date = 1/8/2026
Indexed Account = 6-Year with Annual Locks with a 10% annual Performance Cap and 10% Protection Level

Allocation to Indexed Segment = $100,000
Indexed Crediting Base at Beginning of Term = $100,000
Indexed Segment Anniversary	Index % Change	Indexed Segment Performance Rate (adjusted for Cap or Protection Level)	Indexed Segment Performance Amount	Adjusted Indexed Crediting Base/ Anniversary Value
1/8/2027	+7%	+7%	$7,000	$107,000
1/8/2028	+12%	+10%	$10,700	$117,700
1/8/2029	-13%	-3%	-$3,531	$114,169
1/8/2030	-5%	0%	$0	$114,169
1/8/2031	+5%	+5%	$5,708	$119,877
1/8/2032	+17%	+10%	$11,988	$131,865
Note: The Segment Ending Value is $131,865. The $31,865 (the sum of the values on each Index Anniversary) is not credited to your Contract Value until the end of the 6-year Indexed Term. Until the end of the Indexed Term, with an Annual Lock account, the Interim Value calculation applies. The anniversary amounts are not available to you and are used only for calculation purposes as the Indexed Crediting Base for the next year.
Level Advantage 2 Income Advisory | SP 500 Price Return Index
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]	S&P 500® Price Return Index (SPX). The S&P 500® Index is comprised of 500 stocks considered representative of the overall market.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	The S&P 500® Price Return Index is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
Annual Return [Percent]		16.40%	23.30%	24.20%	(19.40%)	26.90%	16.30%	28.90%	(6.20%)	19.40%	9.50%
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%	5.00%	(9.40%)	5.00%	5.00%	5.00%	0.00%	5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	The S&P 500® Price Return Index is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	S&P 500® Price Return Index The S&P 500® Price Return Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by The Lincoln National Life Insurance Company (“Lincoln”). Standard & Poor’s®, S&P®, and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Lincoln. It is not possible to invest directly in an index. Lincoln’s Product(s) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of Lincoln’s Product(s) or any member of the public regarding the advisability of investing in securities generally or in Lincoln’s Product(s) particularly or the ability of the S&P 500® Price Return Index to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to Lincoln with respect to the S&P 500® Price Return Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500® Price Return Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Lincoln or Lincoln’s Product(s). S&P Dow Jones Indices have no obligation to take the needs of Lincoln or the owners of Lincoln’s Product(s) into consideration in determining, composing or calculating the S&P 500® Price Return Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of Lincoln’s Product(s) or the timing of the issuance or sale of Lincoln’s Product(s) or in the determination or calculation of the equation by which Lincoln’s Product(s) is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of Lincoln’s Product(s). There is no assurance that investment products based on the S&P 500® Price Return Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice. S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500® PRICE RETURN INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY LINCOLN, OWNERS OF LINCOLN’S PRODUCTS(s), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500® PRICE RETURN INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND LINCOLN, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
Level Advantage 2 Income Advisory | SP 500 Price Return Index | Index-Linked Option Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	S&P 500® Price Return Index: This Index is comprised of equity securities issued by large-capitalization U.S. companies. In general large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.
Level Advantage 2 Income Advisory | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Cap
Level Advantage 2 Income Advisory | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Annual Lock 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Annual Lock
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	N/A
Level Advantage 2 Income Advisory | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Cap
Level Advantage 2 Income Advisory | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Cap
Level Advantage 2 Income Advisory | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Cap
Level Advantage 2 Income Advisory | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Cap
Level Advantage 2 Income Advisory | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 100 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1,3]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	100.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	0.10%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Cap
Level Advantage 2 Income Advisory | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 25 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	25.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Cap
Level Advantage 2 Income Advisory | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 30 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	30.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Cap
Level Advantage 2 Income Advisory | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Dual Plus 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Dual Plus
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	N/A
Level Advantage 2 Income Advisory | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Dual Plus
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	N/A
Level Advantage 2 Income Advisory | SP 500 Price Return Index | Participation Rate Return Limit [Member] | Protection 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Index-Linked Option Available, Index Gain Limit Type	Participation Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Participation Rate
Level Advantage 2 Income Advisory | SP 500 Price Return Index | Participation Rate Return Limit [Member] | Protection 10 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Index-Linked Option Available, Index Gain Limit Type	Participation Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Participation Rate
Level Advantage 2 Income Advisory | SP 500 Price Return Index | Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Trigger Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Trigger Rate
Level Advantage 2 Income Advisory | SP 500 Price Return Index | Performance Trigger Rate | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Trigger Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Trigger Rate
Level Advantage 2 Income Advisory | SP 500 Price Return Index | Performance Trigger Rate | Protection Level 20 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Trigger Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Trigger Rate
Level Advantage 2 Income Advisory | SP 500 Price Return Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Dual Performance Trigger Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Dual Performance Trigger Rate
Level Advantage 2 Income Advisory | Russell 2000 Price Return Index
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]	Russell 2000® Price Return Index (RTY). The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 2000® Index. It is considered representative of small capitalization stocks. The prices of small company stocks generally are more volatile than those of large company stocks.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	The Russell 2000® Price Return Index is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
Annual Return [Percent]		11.30%	10.00%	15.10%	(21.60%)	13.70%	18.40%	23.70%	(12.20%)	13.10%	19.50%
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%	5.00%	(11.60%)	5.00%	5.00%	5.00%	(2.20%)	5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	The Russell 2000® Price Return Index is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	Russell 2000® Price Return Index The Russell 2000® Price Return Index (the “Index”) is a trademark of Frank Russell Company (“Russell”) and has been licensed for use by The Lincoln National Life Insurance Company (“Lincoln”). Lincoln products are not in any way sponsored, endorsed, sold or promoted by Russell or the London Stock Exchange Group companies (“LSEG”) (together the “Licensor Parties”) and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the Index (upon which Lincoln’s products are based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with Lincoln products. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to Lincoln or to its clients. The Index is calculated by Russell or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein.
Level Advantage 2 Income Advisory | Russell 2000 Price Return Index | Index-Linked Option Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	Russell 2000® Price Return Index: Compared to mid-and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.
Level Advantage 2 Income Advisory | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Price Return Index[1]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Cap
Level Advantage 2 Income Advisory | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Annual Lock 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Price Return Index[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Annual Lock
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	N/A
Level Advantage 2 Income Advisory | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Price Return Index[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Cap
Level Advantage 2 Income Advisory | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Price Return Index[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Cap
Level Advantage 2 Income Advisory | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 25 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Price Return Index[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	25.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Cap
Level Advantage 2 Income Advisory | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 30 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Price Return Index[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	30.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Cap
Level Advantage 2 Income Advisory | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Price Return Index[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Dual Plus
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	N/A
Level Advantage 2 Income Advisory | Russell 2000 Price Return Index | Participation Rate Return Limit [Member] | Protection 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Price Return Index[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Index-Linked Option Available, Index Gain Limit Type	Participation Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Participation Rate
Level Advantage 2 Income Advisory | Russell 2000 Price Return Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Price Return Index[1]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Dual Performance Trigger Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Dual Performance Trigger Rate
Level Advantage 2 Income Advisory | Capital Strength Net Fee Index
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]	Capital Strength Net Fee IndexSM (NQCAPSTNF). The Index is comprised of 50 stocks selected based on cash on hand, debt ratios and volatility. The Capital Strength Price Return IndexSM will be reduced by 0.65% to result in the Capital Strength Net Fee IndexSM.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	The Capital Strength Net Fee IndexSM is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index. The Index provider deducts fees and costs when calculating the Index return, which will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.
Annual Return [Percent]		4.70%	9.20%	6.40%	(11.90%)	24.30%	11.20%	24.20%	(5.90%)	24.10%	6.20%
Annual Return, Example Capped and Buffered [Percent]		4.70%	5.00%	5.00%	(1.90%)	5.00%	5.00%	5.00%	0.00%	5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	The Capital Strength Net Fee IndexSM is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Price Return Index Deducts Costs [Text Block]	The Index provider deducts fees and costs when calculating the Index return, which will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	Capital Strength Net Fee IndexSM The Product(s) is not sponsored, endorsed, sold or promoted by NASDAQ, Inc. or its affiliates (NASDAQ, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Capital Strength Net Fee Index to track general stock market performance. The Corporations' only relationship to The Lincoln National Life Insurance Company (“Licensee”) is in the licensing of the Nasdaq® and certain trade names of the Corporations and the use of the Capital Strength Net Fee Index which is determined, composed and calculated by NASDAQ without regard to Licensee or the Product(s). NASDAQ has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Capital Strength Net Fee Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s). THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE CAPITAL STRENGTH NET FEE INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE CAPITAL STRENGTH NET FEE INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE CAPITAL STRENGTH NET FEE INDEX® OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
Level Advantage 2 Income Advisory | Capital Strength Net Fee Index | Index-Linked Option Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	Capital Strength Net Fee IndexSM: This Index has fewer stocks than broad based indices; therefore, the risk is spread between fewer equity securities. This Index may not track other large cap indices.
Level Advantage 2 Income Advisory | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Capital Strength Net Fee IndexSM 1, 4
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Cap
Level Advantage 2 Income Advisory | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Capital Strength Net Fee IndexSM 1, 4
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Cap
Level Advantage 2 Income Advisory | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Capital Strength Net Fee IndexSM 1, 4
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Cap
Level Advantage 2 Income Advisory | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Capital Strength Net Fee IndexSM 1, 4
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Cap
Level Advantage 2 Income Advisory | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 25 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Capital Strength Net Fee IndexSM 1, 4
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	25.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Cap
Level Advantage 2 Income Advisory | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 30 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Capital Strength Net Fee IndexSM 1, 4
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	30.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Cap
Level Advantage 2 Income Advisory | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Capital Strength Net Fee IndexSM 1, 4
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Dual Plus
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	N/A
Level Advantage 2 Income Advisory | Capital Strength Net Fee Index | Participation Rate Return Limit [Member] | Protection 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Capital Strength Net Fee IndexSM 1, 4
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Index-Linked Option Available, Index Gain Limit Type	Participation Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Participation Rate
Level Advantage 2 Income Advisory | Capital Strength Net Fee Index | Participation Rate Return Limit [Member] | Protection 10 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Capital Strength Net Fee IndexSM 1, 4
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Index-Linked Option Available, Index Gain Limit Type	Participation Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Participation Rate
Level Advantage 2 Income Advisory | Capital Strength Net Fee Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Capital Strength Net Fee IndexSM 1, 4
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Dual Performance Trigger Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Dual Performance Trigger Rate
Level Advantage 2 Income Advisory | First Trust American Leadership Index
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]	First Trust American Leadership IndexTM (FTUSLDRS). The First Trust American Leadership IndexTM provides exposure to a selection of U.S. stocks, including companies with a history of paying and raising dividends and others more growth-oriented, representing the largest and most actively traded U.S. stocks in the internet industry. Specifically, the First Trust American Leadership Index provides exposure to U.S. companies driving growth and profitability through internet products and services. The level of the First Trust American Leadership IndexTM incorporates an embedded 0.65% annual fee. The fee is not related to the annuity.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	The First Trust American Leadership IndexTM is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index. The Index provider deducts fees and costs when calculating the Index return, which will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.
Annual Return [Percent]		15.50%	19.00%	26.70%	(24.60%)	21.20%	19.00%	26.30%	(5.60%)	21.60%	14.30%
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%	5.00%	(14.60%)	5.00%	5.00%	5.00%	(5.60%)	5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	The First Trust American Leadership IndexTM is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Price Return Index Deducts Costs [Text Block]	The Index provider deducts fees and costs when calculating the Index return, which will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	First Trust American Leadership IndexTM The First Trust American Leadership IndexTM (“FTIS Index”) is a product of and owned by FT Indexing Solutions LLC (“FTIS”). FIRST TRUST® and FIRST TRUST AMERICAN LEADERSHIP INDEXTM are trademarks of First Trust Portfolios L.P. (collectively, with FTIS and their respective affiliates, “First Trust”). The foregoing index and trademarks have been licensed for use for certain purposes by Licensee in connection with the Product. The Dow Jones Internet Composite IndexTM (“Dow Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by FTIS and Licensee. S&P® is a trademark of Standard & Poor’s Financial Service LLC. DOW JONES® and DOW JONES INTERNET COMPOSITE INDEX are trademarks of Dow Jones Trademark Holdings LLC (“Dow Jones”). The foregoing trademarks have been licensed for use by SPDJI and have been sublicensed for use for certain purposes by FTIS and Licensee in connection with the FTIS Index and the Product. The Nasdaq U.S. Rising Dividend Achievers IndexTM and Nasdaq Technology Dividend IndexTM are products of Nasdaq, Inc. (which with its affiliates is referred to as the “Nasdaq”). NASDAQ®, NASDAQ U.S. RISING DIVIDEND ACHIEVERS INDEX, and NASDAQ TECHNOLOGY DIVIDEND INDEX are trademarks of Nasdaq. The foregoing indices (collectively, the “Nasdaq Indices”) and trademarks have been licensed for use for certain purposes by FTIS and Licensee in connection with the FTIS Index and the Product. The Nasdaq Riskalyze U.S. Large Cap Select Dividend IndexTM (“Riskalyze Index”) is a product of Riskalyze, Inc. (“Riskalyze”). RISKALYZE® and NASDAQ RISKALYZE U.S. LARGE CAP SELECT DIVIDEND INDEX are trademarks of Riskalyze. NASDAQ® is a trademark of Nasdaq, Inc. The foregoing index and trademarks have been licensed for use for certain purposes by FTIS and Licensee in connection with the FTIS Index and the Product. The Product is not issued, sponsored, endorsed, sold, recommended, or promoted by First Trust, SPDJI, Dow Jones, Nasdaq, Riskalyze, or their respective affiliates (collectively, the “Companies”). The Companies have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to the Product. The Companies make no representation or warranty, express or implied, to the owners of any product based on the FTIS Index, Dow Index, Nasdaq Indices, or Riskalyze Index, or to any member of the public regarding the advisability of investing in securities generally or in products based on the FTIS Index, Dow Index, Nasdaq Indices, or Riskalyze Index particularly, or the ability of the FTIS Index, Dow Index, Nasdaq Indices, or Riskalyze Index to track general stock market performance. The Companies’ only relationship to Licensee is in the licensing of the certain trademarks, trade names, and service marks and the use of the FTIS Index, Dow lndex, Nasdaq Indices, and Riskalyze Indices, which are determined, composed and calculated without regard to Licensee or the Product. The Companies have no obligation to take the needs of Licensee, or the owners of the Product, or the sponsors or owners of products based on the FTIS Index, Dow Index, Nasdaq Indices or Riskalyze Index into consideration when determining, composing, or calculating the FTIS Index, Dow lndex, Nasdaq Indices, and Riskalyze Index. The Companies are not responsible for and have not participated in the determination or calculation of the Product. There is no assurances from the Companies that products based on the FTIS Index, Dow lndex, Nasdaq Indices, or Riskalyze Index will accurately track index performance or provide positive investment returns. The Companies are not investment advisors. Inclusion of a security or financial instrument within an index is not a recommendation by the Companies to buy, sell, or hold such security or financial instrument, nor is it considered to be investment advice. THE COMPANIES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS, COMPLETENESS, AND/OR UNINTERRUPTED CALCULATION OF THE PRODUCT, FTIS INDEX, DOW INDEX, NASDAQ INDICES, RISKALYZE INDEX, OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATION WITH RESPECT THERETO, INCLUDING, ORAL, WRITTEN, OR ELECTRONIC COMMUNICATIONS. THE COMPANIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS IN THE PRODUCT, FTIS INDEX, DOW INDEX, NASDAQ INDICES, OR RISKALYZE INDEX. THE COMPANIES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY OWNERS OF THE PRODUCT OR OF PRODUCTS BASED ON THE FTIS INDEX, DOW INDEX, NASDAQ INDICES, OR RISKALYZE INDEX, OR BY ANY OTHER PERSON OR ENTITY FROM THE USE OF THE FTIS INDEX, DOW INDEX, NASDAQ INDICES, OR RISKALYZE INDEX, OR ANY DATA INCLUDED THEREIN. THE COMPANIES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE PRODUCT, FTIS INDEX, DOW INDEX, NASDAQ INDICES, RISKALYZE INDEX, OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE COMPANIES BE SUBJECT TO ANY DAMAGES OR HAVE ANY LIABILITY FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES OR LOSSES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME, OR GOODWILL, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN LICENSEE AND THE COMPANIES.
Level Advantage 2 Income Advisory | First Trust American Leadership Index | Index-Linked Option Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	First Trust American Leadership IndexTM: In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.
Level Advantage 2 Income Advisory | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	First Trust American Leadership IndexTM 1, 4
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Cap
Level Advantage 2 Income Advisory | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	First Trust American Leadership IndexTM 1, 4
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Cap
Level Advantage 2 Income Advisory | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	First Trust American Leadership IndexTM 1, 4
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Cap
Level Advantage 2 Income Advisory | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	First Trust American Leadership IndexTM 1, 4
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Cap
Level Advantage 2 Income Advisory | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 25 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	First Trust American Leadership IndexTM 1, 4
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	25.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Cap
Level Advantage 2 Income Advisory | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 30 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	First Trust American Leadership IndexTM 1, 4
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	30.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Cap
Level Advantage 2 Income Advisory | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	First Trust American Leadership IndexTM 1, 4
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Dual Plus
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	N/A
Level Advantage 2 Income Advisory | First Trust American Leadership Index | Participation Rate Return Limit [Member] | Protection 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	First Trust American Leadership IndexTM 1, 4
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Index-Linked Option Available, Index Gain Limit Type	Participation Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Participation Rate
Level Advantage 2 Income Advisory | First Trust American Leadership Index | Participation Rate Return Limit [Member] | Protection 10 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	First Trust American Leadership IndexTM 1, 4
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Index-Linked Option Available, Index Gain Limit Type	Participation Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Participation Rate
Level Advantage 2 Income Advisory | First Trust American Leadership Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	First Trust American Leadership IndexTM 1, 4
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Dual Performance Trigger Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Dual Performance Trigger Rate
Level Advantage 2 Income Advisory | MSCI EAFEE Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFEE Index[1]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Cap
Level Advantage 2 Income Advisory | Capital Group Growth ETF
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]	Capital Group Growth ETF (CGGR). The fund’s investment objective is to provide growth of capital. The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. Up to 25% of assets can be invested outside the U.S.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	The Capital Group Growth ETF deducts fees and costs when calculating the Index return. This will reduce the ETF return and will cause the ETF to underperform a direct investment in the securities composing the ETF. The Indexed Account that is linked to this ETF does not participate in dividend or capital gains distributions of the ETF, if any.
Annual Return [Percent]		19.60%	31.70%	41.60%
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%	5.00%
Index-Linked Option Details, Price Return Index Deducts Costs [Text Block]	The Capital Group Growth ETF deducts fees and costs when calculating the Index return. This will reduce the ETF return and will cause the ETF to underperform a direct investment in the securities composing the ETF. The Indexed Account that is linked to this ETF does not participate in dividend or capital gains distributions of the ETF, if any.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	Capital Group Global Growth ETF and Capital Group Growth ETF American Funds Distributors, Inc. is the distributor for Capital Group Global Growth Equity ETF (CGGO) and Capital Group Growth ETF (CGGR). Capital Group exchange-traded funds (ETFs) are actively managed and do not seek to replicate a specific index. ETF shares are bought and sold through an exchange at the then current market price, not net asset value (NAV), and are not individually redeemed from the fund. Shares may trade at a premium or discount to their NAV when traded on an exchange. There can be no guarantee that an active market for ETFs will develop or be maintained, or that the ETF’s listing will continue or remain unchanged. All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. Capital Group makes no representations or warranties, express or implied, to the owners of any products offered by The Lincoln National Life Insurance Company (Lincoln) or any member of the public regarding the advisability of purchasing any product or service offered by Lincoln or the results to be obtained from any product or service offered by Lincoln. Products offered by Lincoln are not sponsored, endorsed or sold by Capital Group, and purchasers of such products do not acquire any interest in CGGO or CGGR nor enter into any relationship with Capital Group. Capital Group has no obligation or liability for any errors, omissions, interruptions or use of CGGO or CGGR or any data related thereto, or in connection with the operation, marketing, trading or sale of any product or service offered by Lincoln.
Level Advantage 2 Income Advisory | Capital Group Growth ETF | Index-Linked Option Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	Capital Group Growth ETF: Market conditions and global events can affect the value of securities held by the fund. Growth-oriented stocks and investments outside the United States may entail larger price swings and susceptibility to economic, political, and regulatory changes. Additionally, trading fund shares on the secondary market can lead to further fluctuations due to trading at different times and foreign exchanges differences.
Level Advantage 2 Income Advisory | Capital Group Growth ETF | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Exchange Traded Fund
Index-Linked Option Available, Tracked Index [Text Block]	Capital Group Growth ETF[2]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Cap
Level Advantage 2 Income Advisory | Capital Group Growth ETF | Participation Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Exchange Traded Fund
Index-Linked Option Available, Tracked Index [Text Block]	Capital Group Growth ETF[2]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Cap
Level Advantage 2 Income Advisory | Capital Group Growth ETF | Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Exchange Traded Fund
Index-Linked Option Available, Tracked Index [Text Block]	Capital Group Growth ETF[2]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Trigger Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Trigger Rate
Level Advantage 2 Income Advisory | Capital Group Growth ETF | Performance Trigger Rate | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Exchange Traded Fund
Index-Linked Option Available, Tracked Index [Text Block]	Capital Group Growth ETF[2]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Trigger Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Trigger Rate
Level Advantage 2 Income Advisory | Capital Group Growth ETF | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Exchange Traded Fund
Index-Linked Option Available, Tracked Index [Text Block]	Capital Group Growth ETF[2]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Dual Performance Trigger Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Dual Performance Trigger Rate
Level Advantage 2 Income Advisory | Capital Group Global Growth Equity ETF
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]	Capital Group Global Growth Equity ETF (CGGO). The fund’s investment objective is to provide long-term growth of capital. The fund invests primarily in common stocks of companies around the world that the investment adviser believes have the potential for growth. The fund normally invests at least 80% of its assets in equity securities. Under normal market conditions, the fund will invest at least 40% of assets outside the U.S.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	The Capital Group Global Growth Equity ETF deducts fees and costs when calculating the Index return. This will reduce the ETF return and will cause the ETF to underperform a direct investment in the securities composing the ETF. The Indexed Account that is linked to this ETF does not participate in dividend or capital gains distributions of the ETF, if any.
Annual Return [Percent]		18.60%	13.60%	22.50%
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%	5.00%
Index-Linked Option Details, Price Return Index Deducts Costs [Text Block]	The Capital Group Global Growth Equity ETF deducts fees and costs when calculating the Index return. This will reduce the ETF return and will cause the ETF to underperform a direct investment in the securities composing the ETF. The Indexed Account that is linked to this ETF does not participate in dividend or capital gains distributions of the ETF, if any.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	Capital Group Global Growth ETF and Capital Group Growth ETF American Funds Distributors, Inc. is the distributor for Capital Group Global Growth Equity ETF (CGGO) and Capital Group Growth ETF (CGGR). Capital Group exchange-traded funds (ETFs) are actively managed and do not seek to replicate a specific index. ETF shares are bought and sold through an exchange at the then current market price, not net asset value (NAV), and are not individually redeemed from the fund. Shares may trade at a premium or discount to their NAV when traded on an exchange. There can be no guarantee that an active market for ETFs will develop or be maintained, or that the ETF’s listing will continue or remain unchanged. All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. Capital Group makes no representations or warranties, express or implied, to the owners of any products offered by The Lincoln National Life Insurance Company (Lincoln) or any member of the public regarding the advisability of purchasing any product or service offered by Lincoln or the results to be obtained from any product or service offered by Lincoln. Products offered by Lincoln are not sponsored, endorsed or sold by Capital Group, and purchasers of such products do not acquire any interest in CGGO or CGGR nor enter into any relationship with Capital Group. Capital Group has no obligation or liability for any errors, omissions, interruptions or use of CGGO or CGGR or any data related thereto, or in connection with the operation, marketing, trading or sale of any product or service offered by Lincoln.
Level Advantage 2 Income Advisory | Capital Group Global Growth Equity ETF | Index-Linked Option Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	Capital Group Global Growth Equity ETF: Market conditions and global events can affect the value of securities held by the fund. Growth-oriented stocks and investments outside the United States may entail larger price swings and susceptibility to economic, political, and regulatory changes. Additionally, trading fund shares on the secondary market can lead to further fluctuations due to trading at different times and foreign exchanges differences.
Level Advantage 2 Income Advisory | Capital Group Global Growth Equity ETF | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Exchange Traded Fund
Index-Linked Option Available, Tracked Index [Text Block]	Capital Group Global Growth Equity ETF[2]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Cap
Level Advantage 2 Income Advisory | Capital Group Global Growth Equity ETF | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Exchange Traded Fund
Index-Linked Option Available, Tracked Index [Text Block]	Capital Group Global Growth Equity ETF[2]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Cap
Level Advantage 2 Income Advisory | Capital Group Global Growth Equity ETF | Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Exchange Traded Fund
Index-Linked Option Available, Tracked Index [Text Block]	Capital Group Global Growth Equity ETF[2]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Trigger Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Trigger Rate
Level Advantage 2 Income Advisory | Capital Group Global Growth Equity ETF | Performance Trigger Rate | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Exchange Traded Fund
Index-Linked Option Available, Tracked Index [Text Block]	Capital Group Global Growth Equity ETF[2]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Trigger Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Trigger Rate
Level Advantage 2 Income Advisory | Capital Group Global Growth Equity ETF | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Exchange Traded Fund
Index-Linked Option Available, Tracked Index [Text Block]	Capital Group Global Growth Equity ETF[2]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Dual Performance Trigger Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Dual Performance Trigger Rate
Level Advantage 2 Income Advisory | MSCI EAFE Index | Participation Rate Return Limit [Member] | Protection 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Index-Linked Option Available, Index Gain Limit Type	Participation Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.10%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Participation Rate
Level Advantage 2 Income Advisory | MSCI EAFE Price Return Index
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]	MSCI EAFE Price Return Index (MXEA). The MSCI EAFE Index measures the equity market performance of 22 developed market country indices located in Europe, Australia and the Far East.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	The MSCI EAFE Price Return Index is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in securities composing the Index.
Annual Return [Percent]		27.90%	1.10%	15.00%	(16.80%)	8.80%	5.40%	18.40%	(16.10%)	21.80%	(1.90%)
Annual Return, Example Capped and Buffered [Percent]		5.00%	1.10%	5.00%	(8.80%)	5.00%	5.00%	5.00%	(6.10%)	5.00%	0.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	The MSCI EAFE Price Return Index is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in securities composing the Index.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	MSCI EAFE Index THIS PRODUCT IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY THE LINCOLN NATIONAL LIFE INSURANCE COMPANY. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THIS PRODUCT OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN PRODUCTS GENERALLY OR IN THIS PRODUCT PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THIS PRODUCT OR THE ISSUER OR OWNERS OF THIS PRODUCT OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THIS PRODUCT OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THIS PRODUCT TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THIS PRODUCT IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THIS PRODUCT OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THIS FUND. ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE PRODUCT, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARITES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. No purchaser, seller or holder of this product or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this product without first contacting MSCI to determine whether MSCl's permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.
Level Advantage 2 Income Advisory | MSCI EAFE Price Return Index | Index-Linked Option Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	MSCI EAFE Price Return Index: International investing involves special risks not found in domestic investing, including political and social differences and currency fluctuations due to economic decisions. Emerging markets can be riskier than investing in well-established foreign markets. The risks associated with investing on a worldwide basis include differences in the regulation of financial data and reporting, currency exchange differences, as well as economic and political systems differences.